UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of September 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Security (0.3%)
Avis Budget Car Rental LLC / Avis Budget
Finance Inc. (Cost $1,438)	5.500%	4/1/23	1,438	1,327
Corporate Bonds (92.1%)
Finance (17.0%)
Banking (4.5%)
Ally Financial Inc.	8.000%	3/15/20	2,250	2,593
Ally Financial Inc.	7.500%	9/15/20	2,080	2,330
1 Barclays Bank plc	6.050%	12/4/17	4,061	4,508
Barclays Bank plc	5.140%	10/14/20	1,375	1,440
2 Deutsche Bank AG	4.296%	5/24/28	2,925	2,640
1 LBG Capital No.1 plc	7.875%	11/1/20	1,555	1,640
1 Lloyds Bank plc	6.500%	9/14/20	785	865
Royal Bank of Scotland Group plc	6.125%	12/15/22	3,515	3,570
UBS AG/Stamford CT	7.625%	8/17/22	2,305	2,528

Finance Companies (9.8%)
3 Air Lease Corp.	5.625%	4/1/17	3,535	3,765
Air Lease Corp.	4.750%	3/1/20	1,595	1,571
CIT Group Inc.	4.250%	8/15/17	2,255	2,297
CIT Group Inc.	5.250%	3/15/18	3,045	3,190
1 CIT Group Inc.	6.625%	4/1/18	3,005	3,320
1 CIT Group Inc.	5.500%	2/15/19	2,195	2,310
CIT Group Inc.	5.375%	5/15/20	3,415	3,543
CIT Group Inc.	5.000%	8/15/22	3,245	3,180
Homer City Generation LP	8.734%	10/1/26	1,401	1,443
International Lease Finance Corp.	5.750%	5/15/16	530	559
1 International Lease Finance Corp.	6.750%	9/1/16	895	987
International Lease Finance Corp.	8.750%	3/15/17	1,180	1,357
International Lease Finance Corp.	3.875%	4/15/18	1,405	1,363
1 International Lease Finance Corp.	7.125%	9/1/18	1,775	1,988
International Lease Finance Corp.	5.875%	4/1/19	1,820	1,893
International Lease Finance Corp.	6.250%	5/15/19	1,882	1,976
International Lease Finance Corp.	8.250%	12/15/20	1,511	1,723
International Lease Finance Corp.	4.625%	4/15/21	970	897
International Lease Finance Corp.	8.625%	1/15/22	900	1,037
1 Provident Funding Associates LP / PFG
Finance Corp.	6.750%	6/15/21	1,335	1,338
SLM Corp.	6.250%	1/25/16	555	595
SLM Corp.	6.000%	1/25/17	1,010	1,072
SLM Corp.	8.450%	6/15/18	1,100	1,244
SLM Corp.	5.500%	1/15/19	2,445	2,425
SLM Corp.	8.000%	3/25/20	1,675	1,805
SLM Corp.	7.250%	1/25/22	615	626
SLM Corp.	5.500%	1/25/23	870	809

Insurance (2.4%)
2 Hartford Financial Services Group Inc.	8.125%	6/15/38	3,145	3,554
ING US Inc.	5.500%	7/15/22	2,355	2,540
2 ING US Inc.	5.650%	5/15/53	1,220	1,119
1 Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,685

[1,2] MetLife Capital Trust IV		7.875%	12/15/67	1,390	1,571
[1,2] MetLife Capital Trust X		9.250%	4/8/68	1,000	1,267
	Unum Group	7.375%	6/15/32	175	183

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	1,315	1,226

					83,572
Industrial (69.5%)
	Basic Industry (4.5%)
[3,4] Arch Coal Inc. Bank Loan		5.750%	5/16/18	1,787	1,734
	Ashland Inc.	3.875%	4/15/18	590	578
	Ashland Inc.	4.750%	8/15/22	475	446
1	Axiall Corp.	4.875%	5/15/23	230	221
	Cascades Inc.	7.750%	12/15/17	825	862
	Cascades Inc.	7.875%	1/15/20	250	264
	Celanese US Holdings LLC	6.625%	10/15/18	380	411
	Celanese US Holdings LLC	5.875%	6/15/21	305	319
	Chemtura Corp.	5.750%	7/15/21	150	150
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	500	523
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	200	216
	CONSOL Energy Inc.	8.000%	4/1/17	555	590
	CONSOL Energy Inc.	8.250%	4/1/20	1,165	1,249
1	Eagle Spinco Inc.	4.625%	2/15/21	415	399
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	1,475	1,523
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	1,130	1,158
	Hexion US Finance Corp.	6.625%	4/15/20	2,190	2,190
1	Ineos Finance plc	8.375%	2/15/19	1,225	1,347
1	Ineos Finance plc	7.500%	5/1/20	1,990	2,139
	Novelis Inc./GA	8.375%	12/15/17	1,120	1,198
	Novelis Inc./GA	8.750%	12/15/20	1,575	1,721
	Peabody Energy Corp.	7.375%	11/1/16	1,930	2,157
	Peabody Energy Corp.	7.875%	11/1/26	1,000	1,003

	Capital Goods (8.1%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	870	933
1	Ardagh Packaging Finance plc	9.125%	10/15/20	880	931
1	Ashtead Capital Inc.	6.500%	7/15/22	335	356
	B/E Aerospace Inc.	6.875%	10/1/20	1,245	1,357
	B/E Aerospace Inc.	5.250%	4/1/22	3,221	3,189
	Ball Corp.	7.375%	9/1/19	1,295	1,399
	Ball Corp.	5.000%	3/15/22	375	365
1	Building Materials Corp. of America	6.875%	8/15/18	420	447
1	Building Materials Corp. of America	6.750%	5/1/21	1,645	1,772
	Case New Holland Inc.	7.875%	12/1/17	2,660	3,099
1	Cemex Finance LLC	9.500%	12/14/16	1,049	1,110
	Clean Harbors Inc.	5.250%	8/1/20	1,279	1,257
	Clean Harbors Inc.	5.125%	6/1/21	365	353
	CNH Capital LLC	3.875%	11/1/15	490	503
	CNH Capital LLC	6.250%	11/1/16	1,675	1,847
	CNH Capital LLC	3.625%	4/15/18	1,145	1,142
	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	1,100	1,155
1	Fibria Overseas Finance Ltd.	7.500%	5/4/20	477	520
1	Fibria Overseas Finance Ltd.	6.750%	3/3/21	300	320

HD Supply Inc.	8.125%	4/15/19	340	377
Huntington Ingalls Industries Inc.	6.875%	3/15/18	791	854
Huntington Ingalls Industries Inc.	7.125%	3/15/21	1,380	1,490
Masco Corp.	5.850%	3/15/17	278	302
Masco Corp.	6.625%	4/15/18	105	116
Masco Corp.	7.125%	3/15/20	2,372	2,689
Masco Corp.	5.950%	3/15/22	590	618
Masco Corp.	7.750%	8/1/29	480	528
Masco Corp.	6.500%	8/15/32	120	119
Owens Corning	9.000%	6/15/19	1,000	1,207
Owens Corning	7.000%	12/1/36	160	173
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	1,905	2,024
TransDigm Inc.	5.500%	10/15/20	1,095	1,076
United Rentals North America Inc.	5.750%	7/15/18	1,000	1,049
United Rentals North America Inc.	7.375%	5/15/20	1,150	1,236
United Rentals North America Inc.	8.250%	2/1/21	65	72
United Rentals North America Inc.	7.625%	4/15/22	945	1,028
United Rentals North America Inc.	6.125%	6/15/23	390	391
Vulcan Materials Co.	6.400%	11/30/17	480	523
Vulcan Materials Co.	7.000%	6/15/18	1,600	1,808
Vulcan Materials Co.	7.500%	6/15/21	60	67
Vulcan Materials Co.	7.150%	11/30/37	220	218

Communication (21.7%)
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	435	459
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	911	961
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	976	1,061
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	1,475	1,505
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	1,500	1,522
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	1,828	1,686
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	900	851
CSC Holdings LLC	7.875%	2/15/18	1,090	1,245
CSC Holdings LLC	7.625%	7/15/18	1,685	1,927
CSC Holdings LLC	8.625%	2/15/19	895	1,038
CSC Holdings LLC	6.750%	11/15/21	210	225
DISH DBS Corp.	4.625%	7/15/17	1,020	1,043
DISH DBS Corp.	7.875%	9/1/19	795	906
DISH DBS Corp.	6.750%	6/1/21	3,230	3,391
DISH DBS Corp.	5.875%	7/15/22	1,900	1,867
DISH DBS Corp.	5.000%	3/15/23	675	624
1 eAccess Ltd.	8.250%	4/1/18	1,911	2,088
Embarq Corp.	7.995%	6/1/36	720	733
1 Gannett Co. Inc.	5.125%	10/15/19	900	891
1 Gannett Co. Inc.	5.125%	7/15/20	1,995	1,955
1 Gannett Co. Inc.	6.375%	10/15/23	1,760	1,751
Hughes Satellite Systems Corp.	6.500%	6/15/19	3,017	3,183
IAC/InterActiveCorp	4.750%	12/15/22	720	667
1 Inmarsat Finance plc	7.375%	12/1/17	590	621
Intelsat Jackson Holdings SA	7.250%	4/1/19	3,625	3,888

	Intelsat Jackson Holdings SA	8.500%	11/1/19	475	518
	Intelsat Jackson Holdings SA	7.250%	10/15/20	4,165	4,446
	Intelsat Jackson Holdings SA	7.500%	4/1/21	1,350	1,458
1	Intelsat Jackson Holdings SA	5.500%	8/1/23	1,840	1,720
	Lamar Media Corp.	5.875%	2/1/22	585	586
	Lamar Media Corp.	5.000%	5/1/23	1,170	1,082
[3,4] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	521	521
	Liberty Interactive LLC	8.500%	7/15/29	820	869
	Liberty Interactive LLC	8.250%	2/1/30	3,135	3,292
	MetroPCS Wireless Inc.	7.875%	9/1/18	1,485	1,604
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,175	2,251
	National CineMedia LLC	6.000%	4/15/22	895	913
1	NBCUniversal Enterprise Inc.	5.250%	12/19/49	1,940	1,921
	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	1,300	1,414
	NII Capital Corp.	7.625%	4/1/21	585	415
	Quebecor Media Inc.	7.750%	3/15/16	765	776
	Quebecor Media Inc.	5.750%	1/15/23	2,530	2,391
	Qwest Corp.	6.875%	9/15/33	656	635
	SBA Communications Corp.	5.625%	10/1/19	1,295	1,276
	SBA Telecommunications Inc.	8.250%	8/15/19	436	471
	SBA Telecommunications Inc.	5.750%	7/15/20	410	406
1	Sinclair Television Group Inc.	9.250%	11/1/17	1,075	1,130
1	Sirius XM Radio Inc.	4.250%	5/15/20	305	282
1	Sirius XM Radio Inc.	5.250%	8/15/22	1,285	1,240
1	Sirius XM Radio Inc.	4.625%	5/15/23	850	767
1	Softbank Corp.	4.500%	4/15/20	4,875	4,654
1	Sprint Communications Inc.	9.000%	11/15/18	3,460	4,057
1	Sprint Communications Inc.	7.000%	3/1/20	3,820	4,126
1	Sprint Corp.	7.250%	9/15/21	2,960	2,982
1	Sprint Corp.	7.875%	9/15/23	2,765	2,813
	Starz LLC / Starz Finance Corp.	5.000%	9/15/19	985	975
1	T-Mobile USA Inc.	5.250%	9/1/18	1,120	1,140
1	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,460	1,391
1	UPCB Finance III Ltd.	6.625%	7/1/20	2,735	2,906
1	UPCB Finance V Ltd.	7.250%	11/15/21	1,170	1,281
1	UPCB Finance VI Ltd.	6.875%	1/15/22	1,401	1,494
	Videotron Ltd.	9.125%	4/15/18	326	343
	Videotron Ltd.	5.000%	7/15/22	2,468	2,338
1	Virgin Media Secured Finance plc	5.375%	4/15/21	1,270	1,238
1	Wind Acquisition Finance SA	11.750%	7/15/17	2,645	2,814
	Windstream Corp.	7.875%	11/1/17	1,180	1,313
	Windstream Corp.	8.125%	9/1/18	645	694
	Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	615	673
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	1,030	1,185

	Consumer Cyclical (10.4%)
1	Activision Blizzard Inc.	5.625%	9/15/21	710	717
1	ADT Corp.	6.250%	10/15/21	1,845	1,878
	AMC Entertainment Inc.	8.750%	6/1/19	1,750	1,879
	AutoNation Inc.	5.500%	2/1/20	455	474
1	Carlson Wagonlit BV	6.875%	6/15/19	2,440	2,464
	Cinemark USA Inc.	5.125%	12/15/22	195	183
1	Continental Rubber of America Corp.	4.500%	9/15/19	2,425	2,522
	Corrections Corp. of America	4.125%	4/1/20	1,300	1,229
	Corrections Corp. of America	4.625%	5/1/23	1,615	1,498
	Delphi Corp.	5.875%	5/15/19	1,001	1,061

Delphi Corp.	6.125%	5/15/21	830	908
1 General Motors Co.	4.875%	10/2/23	515	511
1 General Motors Financial Co. Inc.	4.750%	8/15/17	3,355	3,481
1 General Motors Financial Co. Inc.	3.250%	5/15/18	440	427
General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,293
1 General Motors Financial Co. Inc.	4.250%	5/15/23	550	503
Hanesbrands Inc.	6.375%	12/15/20	1,056	1,135
L Brands Inc.	8.500%	6/15/19	290	344
L Brands Inc.	7.000%	5/1/20	580	639
L Brands Inc.	6.625%	4/1/21	1,430	1,548
L Brands Inc.	5.625%	2/15/22	525	538
Neiman Marcus Group Inc.	7.125%	6/1/28	1,790	1,754
PVH Corp.	7.375%	5/15/20	710	776
PVH Corp.	4.500%	12/15/22	615	580
1 QVC Inc.	7.500%	10/1/19	2,249	2,429
1 Realogy Group LLC	7.625%	1/15/20	1,726	1,929
Regal Cinemas Corp.	8.625%	7/15/19	1,735	1,876
Regal Entertainment Group	5.750%	6/15/23	800	752
Regal Entertainment Group	5.750%	2/1/25	192	176
Rite Aid Corp.	8.000%	8/15/20	750	834
Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	1,486	1,616
Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	640	638
Service Corp. International/US	7.625%	10/1/18	940	1,069
Service Corp. International/US	4.500%	11/15/20	475	454
Service Corp. International/US	8.000%	11/15/21	1,225	1,393
1 Service Corp. International/US	5.375%	1/15/22	905	867
Tenneco Inc.	7.750%	8/15/18	230	248
Tenneco Inc.	6.875%	12/15/20	1,275	1,388
1 TRW Automotive Inc.	7.250%	3/15/17	1,487	1,699
1 TRW Automotive Inc.	4.500%	3/1/21	525	528
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	5/1/20	990	1,094
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.750%	8/15/20	1,925	2,161
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	5.375%	3/15/22	1,455	1,462

Consumer Noncyclical (9.8%)
1 ARAMARK Corp.	5.750%	3/15/20	1,205	1,217
Biomet Inc.	6.500%	8/1/20	2,120	2,189
Biomet Inc.	6.500%	10/1/20	2,305	2,340
CHS/Community Health Systems Inc.	5.125%	8/15/18	1,790	1,821
Constellation Brands Inc.	7.250%	5/15/17	730	834
DaVita HealthCare Partners Inc.	6.625%	11/1/20	1,190	1,261
1 Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	1,325	1,381
1 Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	595	610
1 Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	365	402
1 Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	1,170	1,196
HCA Holdings Inc.	6.250%	2/15/21	960	970
HCA Inc.	8.500%	4/15/19	2,315	2,489
HCA Inc.	6.500%	2/15/20	4,675	5,061
HCA Inc.	5.875%	3/15/22	1,850	1,901
HCA Inc.	4.750%	5/1/23	2,100	1,974
HCA Inc.	7.690%	6/15/25	130	133
Health Management Associates Inc.	7.375%	1/15/20	2,383	2,609
1 Healthcare Technology Intermediate Inc.	7.375%	9/1/18	600	613
1 Hypermarcas SA	6.500%	4/20/21	2,020	2,042

1	IMS Health Inc.	12.500%	3/1/18	2,065	2,426
1	IMS Health Inc.	6.000%	11/1/20	670	687
	LifePoint Hospitals Inc.	6.625%	10/1/20	540	566
1	Mallinckrodt International Finance SA	3.500%	4/15/18	300	297
1	Mallinckrodt International Finance SA	4.750%	4/15/23	750	712
1	Party City Holdings Inc.	8.875%	8/1/20	2,725	2,929
	Tenet Healthcare Corp.	6.250%	11/1/18	1,500	1,601
	Tenet Healthcare Corp.	4.750%	6/1/20	490	472
	Tenet Healthcare Corp.	4.500%	4/1/21	932	874
1	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,256
1	Tenet Healthcare Corp.	8.125%	4/1/22	460	481
[3,4] US Foods Inc. Bank Loan		4.500%	3/31/17	1,303	1,298
	US Foods Inc.	8.500%	6/30/19	1,530	1,614

	Energy (4.9%)
	Concho Resources Inc.	7.000%	1/15/21	417	458
	Concho Resources Inc.	6.500%	1/15/22	745	793
	Concho Resources Inc.	5.500%	10/1/22	2,540	2,515
	Continental Resources Inc./OK	5.000%	9/15/22	2,865	2,879
	Denbury Resources Inc.	8.250%	2/15/20	973	1,065
	Denbury Resources Inc.	6.375%	8/15/21	330	349
	Denbury Resources Inc.	4.625%	7/15/23	910	833
	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	1,947	2,185
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	885	945
	Harvest Operations Corp.	6.875%	10/1/17	1,375	1,468
1	MEG Energy Corp.	6.375%	1/30/23	850	829
1	MEG Energy Corp.	7.000%	3/31/24	1,500	1,506
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,654
	Newfield Exploration Co.	6.875%	2/1/20	925	971
	Newfield Exploration Co.	5.750%	1/30/22	720	711
	Range Resources Corp.	6.750%	8/1/20	575	620
	Range Resources Corp.	5.750%	6/1/21	1,435	1,503
	Range Resources Corp.	5.000%	8/15/22	515	498
1	Seadrill Ltd.	5.625%	9/15/17	2,260	2,283

	Other Industrial (0.5%)
	CBRE Services Inc.	5.000%	3/15/23	2,520	2,369

	Technology (8.4%)
	Brocade Communications Systems Inc.	6.875%	1/15/20	356	385
1	Brocade Communications Systems Inc.	4.625%	1/15/23	755	696
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	1,150	1,265
	CDW LLC / CDW Finance Corp.	8.500%	4/1/19	216	239
	Equinix Inc.	4.875%	4/1/20	280	273
	Equinix Inc.	7.000%	7/15/21	1,725	1,841
	Equinix Inc.	5.375%	4/1/23	1,215	1,148
	Fidelity National Information Services Inc.	5.000%	3/15/22	855	870
[3,4] First Data Corp. Bank Loan		4.180%	9/24/14	1,448	1,434
1	First Data Corp.	7.375%	6/15/19	2,525	2,645
1	First Data Corp.	8.875%	8/15/20	621	682
1	First Data Corp.	6.750%	11/1/20	1,890	1,947
1	First Data Corp.	8.250%	1/15/21	1,160	1,195
	Flextronics International Ltd.	4.625%	2/15/20	1,300	1,268
	Flextronics International Ltd.	5.000%	2/15/23	1,535	1,462
1	Freescale Semiconductor Inc.	10.125%	3/15/18	464	506
1	Freescale Semiconductor Inc.	9.250%	4/15/18	1,597	1,725

[3,4] Freescale Semiconductor Inc. Bank Loan		5.000%	3/1/20	2,638	2,646
1	Freescale Semiconductor Inc.	5.000%	5/15/21	1,110	1,055
[3,4] Infor US Inc. Bank Loan		5.250%	4/5/18	536	537
	Infor US Inc.	11.500%	7/15/18	895	1,029
	Infor US Inc.	9.375%	4/1/19	1,175	1,313
	Iron Mountain Inc.	7.750%	10/1/19	945	1,040
	Iron Mountain Inc.	8.375%	8/15/21	1,231	1,323
	Iron Mountain Inc.	5.750%	8/15/24	755	680
	NCR Corp.	4.625%	2/15/21	1,810	1,701
	NCR Corp.	5.000%	7/15/22	480	448
1	NXP BV / NXP Funding LLC	3.750%	6/1/18	1,190	1,157
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	255	256
1	Sensata Technologies BV	6.500%	5/15/19	2,089	2,246
	SunGard Data Systems Inc.	7.375%	11/15/18	1,555	1,642
	SunGard Data Systems Inc.	6.625%	11/1/19	1,475	1,504
	SunGard Data Systems Inc.	7.625%	11/15/20	2,975	3,168

	Transportation (1.2%)
2	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	551	569
1	Hertz Corp.	4.250%	4/1/18	270	266
	Hertz Corp.	6.750%	4/15/19	2,000	2,115
	Hertz Corp.	5.875%	10/15/20	205	210
	Hertz Corp.	7.375%	1/15/21	2,230	2,397
	Hertz Corp.	6.250%	10/15/22	135	139
					341,974
Utilities (5.6%)
	Electric (2.1%)
	AES Corp./VA	8.000%	10/15/17	1,255	1,443
	AES Corp./VA	8.000%	6/1/20	565	646
1	Calpine Corp.	7.500%	2/15/21	1,852	1,958
1	Calpine Corp.	7.875%	1/15/23	450	474
	DPL Inc.	6.500%	10/15/16	1,700	1,823
	DPL Inc.	7.250%	10/15/21	2,840	2,890
1	IPALCO Enterprises Inc.	7.250%	4/1/16	340	373
	IPALCO Enterprises Inc.	5.000%	5/1/18	610	633

	Natural Gas (3.5%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	940	1,001
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	1,375	1,430
	El Paso LLC	7.000%	6/15/17	1,475	1,636
	El Paso LLC	7.250%	6/1/18	1,755	1,969
	El Paso LLC	6.500%	9/15/20	1,230	1,284
	El Paso LLC	7.750%	1/15/32	740	754
	Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,632
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,343	2,331
1	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,906	2,068
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	331	353
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.250%	6/15/22	985	1,037
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	5.500%	2/15/23	455	454

MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.500%	7/15/23	400	377

				27,566
Total Corporate Bonds (Cost $440,143)				453,112
			Shares
Preferred Stocks (2.1%)
Citigroup Capital XIII Pfd.	7.875%		153,750	4,234
GMAC Capital Trust I Pfd.	8.125%		136,650	3,653
Hartford Financial Services Group Inc. Pfd.	7.875%		92,000	2,513
Total Preferred Stocks (Cost $9,861)				10,400
Common Stock (0.0%)
HealthSouth Corp. (Cost $0)			783	27
Other (0.0%)
* MediaNews Group Inc. Warrants Exp.
03/19/2017 (Cost $778)			2,084	3
Temporary Cash Investment (5.1%)
			Face
			Amount
			($000)
Repurchase Agreement (5.1%)
Bank of America Securities, LLC
(Dated 9/30/13, Repurchase Value
$25,200,000, collateralized by Federal
Home Loan Bank 0.125%-0.170%, 7/28/14-
9/23/14, with a value of $25,705,000)
(Cost $25,200)	0.080%	10/1/13	25,200	25,200
Total Investments (99.6%) (Cost $477,420)				490,069
Other Assets and Liabilities-Net (0.4%)				1,803
Net Assets (100%)				491,872

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate value of these securities was $141,988,000, representing 28.9% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2013, the aggregate value of these securities was $8,170,000, representing 1.7% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,327	—
Corporate Bonds	—	453,112	—
Preferred Stocks	10,400	—	—
Common Stock	27	—	—
Other	—	—	3
Temporary Cash Investments	—	25,200	—
Total	10,427	479.639	3

D. At September 30, 2013, the cost of investment securities for tax purposes was $477,420,000. Net unrealized appreciation of investment securities for tax purposes was $12,649,000, consisting of unrealized gains of $18,639,000 on securities that had risen in value since their purchase and $5,990,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments
As of September 30, 2013

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (39.8%)
2	Fannie Mae Discount Notes	0.070%	10/9/13	2,455	2,455
2	Fannie Mae Discount Notes	0.125%	11/1/13	4,159	4,159
2	Fannie Mae Discount Notes	0.100%	12/26/13	3,059	3,058
2	Fannie Mae Discount Notes	0.100%–0.110%	1/27/14	2,650	2,649
2	Fannie Mae Discount Notes	0.100%	1/29/14	1,000	1,000
2	Fannie Mae Discount Notes	0.100%	2/3/14	1,000	1,000
2	Fannie Mae Discount Notes	0.100%	2/12/14	2,000	1,999
2	Fannie Mae Discount Notes	0.110%	2/24/14	1,002	1,002
3	Federal Home Loan Bank Discount Notes	0.070%	10/3/13	1,230	1,230
3	Federal Home Loan Bank Discount Notes	0.065%	10/4/13	1,818	1,818
3	Federal Home Loan Bank Discount Notes	0.070%	10/9/13	1,750	1,750
3	Federal Home Loan Bank Discount Notes	0.065%–0.070%	10/11/13	20,400	20,400
3	Federal Home Loan Bank Discount Notes	0.070%–0.120%	10/16/13	3,400	3,400
3	Federal Home Loan Bank Discount Notes	0.150%	11/8/13	1,500	1,500
[3,4] Federal Home Loan Banks		0.129%	11/22/13	11,500	11,500
[3,4] Federal Home Loan Banks		0.155%	12/26/13	8,000	8,000
[3,4] Federal Home Loan Banks		0.133%	4/3/14	10,000	10,000
[3,4] Federal Home Loan Banks		0.122%	6/6/14	8,500	8,500
[3,4] Federal Home Loan Banks		0.123%	7/3/14	4,000	4,000
[3,4] Federal Home Loan Banks		0.122%	8/13/14	1,700	1,700
[3,4] Federal Home Loan Banks		0.125%	8/20/14	10,000	10,000
[3,4] Federal Home Loan Banks		0.163%	10/1/14	2,000	2,000
[3,4] Federal Home Loan Banks		0.127%	11/3/14	2,000	2,000
[3,4] Federal Home Loan Banks		0.134%	2/27/15	4,000	3,999
[2,4] Federal National Mortgage Assn.		0.152%	11/8/13	12,000	12,000
[2,4] Federal National Mortgage Assn.		0.152%	11/14/13	15,000	14,999
[2,4] Federal National Mortgage Assn.		0.162%	9/11/14	25,000	24,995
[2,4] Federal National Mortgage Assn.		0.149%	2/27/15	25,000	24,991
[2,4] Federal National Mortgage Assn.		0.152%	8/5/15	15,000	14,994
2	Freddie Mac Discount Notes	0.070%–0.160%	10/8/13	6,500	6,500
2	Freddie Mac Discount Notes	0.070%	10/10/13	1,200	1,200
2	Freddie Mac Discount Notes	0.070%–0.090%	10/15/13	12,512	12,512
2	Freddie Mac Discount Notes	0.150%	11/4/13	1,000	1,000
2	Freddie Mac Discount Notes	0.125%	11/5/13	2,793	2,793
2	Freddie Mac Discount Notes	0.140%	11/19/13	1,284	1,284
2	Freddie Mac Discount Notes	0.090%	12/6/13	3,800	3,799
2	Freddie Mac Discount Notes	0.138%	12/30/13	5,000	4,998
2	Freddie Mac Discount Notes	0.100%	1/23/14	1,300	1,300
2	Freddie Mac Discount Notes	0.100%	2/3/14	2,000	1,999
2	Freddie Mac Discount Notes	0.100%	2/5/14	1,000	1,000
2	Freddie Mac Discount Notes	0.100%	2/11/14	7,540	7,537
	United States Treasury Bill	0.055%	11/14/13	10,000	9,999
	United States Treasury Bill	0.078%	2/6/14	5,426	5,424
	United States Treasury Note/Bond	0.500%	10/15/13	11,462	11,464
	United States Treasury Note/Bond	2.750%	10/31/13	33,350	33,422
	United States Treasury Note/Bond	4.250%	11/15/13	27,883	28,025
	United States Treasury Note/Bond	0.500%	11/15/13	14,838	14,845
	United States Treasury Note/Bond	2.000%	11/30/13	22,034	22,102
	United States Treasury Note/Bond	0.250%	11/30/13	5,000	5,001

United States Treasury Note/Bond	0.750%	12/15/13	2,000	2,003
United States Treasury Note/Bond	1.500%	12/31/13	27,037	27,131
United States Treasury Note/Bond	0.125%	12/31/13	4,356	4,356
United States Treasury Note/Bond	4.000%	2/15/14	3,117	3,162
United States Treasury Note/Bond	1.250%	2/15/14	10,000	10,043
United States Treasury Note/Bond	1.875%	2/28/14	28,000	28,204
United States Treasury Note/Bond	1.250%	3/15/14	10,500	10,557
United States Treasury Note/Bond	1.750%	3/31/14	20,000	20,164
United States Treasury Note/Bond	0.250%	3/31/14	3,000	3,002
United States Treasury Note/Bond	1.250%	4/15/14	3,174	3,194
United States Treasury Note/Bond	0.250%	5/31/14	2,400	2,402
United States Treasury Note/Bond	0.750%	6/15/14	20,000	20,087
United States Treasury Note/Bond	2.625%	6/30/14	2,400	2,445
Total U.S. Government and Agency Obligations (Cost $514,052)				514,052
Commercial Paper (26.9%)
Bank Holding Company (0.2%)
State Street Corp.	0.150%	12/5/13	1,000	1,000
State Street Corp.	0.150%	12/6/13	1,000	1,000
State Street Corp.	0.150%	12/10/13	1,000	999
				2,999
Finance—Auto (2.7%)
American Honda Finance Corp.	0.130%–0.160%	10/4/13	1,750	1,750
American Honda Finance Corp.	0.120%–0.150%	10/21/13	1,750	1,750
American Honda Finance Corp.	0.130%	10/22/13	250	250
American Honda Finance Corp.	0.120%	10/28/13	500	500
American Honda Finance Corp.	0.120%	10/29/13	250	250
American Honda Finance Corp.	0.120%	11/6/13	500	500
American Honda Finance Corp.	0.110%	11/12/13	750	750
American Honda Finance Corp.	0.120%	11/13/13	1,250	1,250
5 BMW US Capital LLC	0.130%	10/9/13	750	750
5 BMW US Capital LLC	0.110%–0.130%	10/15/13	5,500	5,500
5 BMW US Capital LLC	0.130%	10/17/13	2,500	2,500
5 BMW US Capital LLC	0.110%	10/21/13	250	250
5 BMW US Capital LLC	0.110%	10/28/13	1,100	1,100
5 BMW US Capital LLC	0.120%	11/5/13	750	750
Toyota Motor Credit Corp.	0.210%	11/8/13	1,650	1,649
Toyota Motor Credit Corp.	0.120%	11/29/13	500	500
Toyota Motor Credit Corp.	0.240%	12/27/13	2,000	1,999
Toyota Motor Credit Corp.	0.240%	1/6/14	1,000	999
Toyota Motor Credit Corp.	0.230%	1/13/14	850	849
4 Toyota Motor Credit Corp.	0.667%	1/17/14	5,000	5,006
Toyota Motor Credit Corp.	0.230%	2/3/14	1,500	1,499
4 Toyota Motor Credit Corp.	0.210%	3/17/14	4,000	4,000
				34,351
Finance—Other (3.3%)
General Electric Capital Corp.	0.150%	10/2/13	3,000	3,000
General Electric Capital Corp.	0.150%	10/4/13	2,000	2,000
General Electric Capital Corp.	0.150%	10/8/13	2,000	2,000
General Electric Capital Corp.	0.130%	10/11/13	500	500
General Electric Capital Corp.	0.190%	10/15/13	1,000	1,000
General Electric Capital Corp.	0.150%	10/25/13	2,000	2,000
General Electric Capital Corp.	0.150%	11/1/13	2,000	2,000
General Electric Capital Corp.	0.150%	11/4/13	2,000	2,000
General Electric Capital Corp.	0.150%	11/7/13	2,500	2,499
General Electric Capital Corp.	0.120%	12/3/13	905	905

	General Electric Capital Corp.	0.110%	12/5/13	1,000	1,000
	General Electric Capital Corp.	0.120%	12/6/13	1,400	1,400
5	Jupiter Securitization Co. LLC	0.170%	12/10/13	1,000	1,000
5	Jupiter Securitization Co. LLC	0.170%	12/17/13	250	250
5	Old Line Funding LLC	0.150%	10/17/13	390	390
5	Old Line Funding LLC	0.200%	10/18/13	4,471	4,470
5	Old Line Funding LLC	0.200%	10/22/13	250	250
5	Old Line Funding LLC	0.200%	10/25/13	500	500
5	Old Line Funding LLC	0.200%	10/29/13	250	250
5	Old Line Funding LLC	0.200%	11/1/13	750	750
5	Old Line Funding LLC	0.200%	11/8/13	250	250
5	Old Line Funding LLC	0.200%	11/12/13	2,303	2,302
5	Old Line Funding LLC	0.150%–0.200%	11/18/13	1,938	1,937
5	Old Line Funding LLC	0.150%	11/25/13	500	500
5	Old Line Funding LLC	0.200%	12/9/13	1,000	1,000
5	Old Line Funding LLC	0.200%	12/18/13	726	726
5	Old Line Funding LLC	0.200%	12/23/13	500	500
5	Old Line Funding LLC	0.170%	12/27/13	1,000	999
5	Old Line Funding LLC	0.200%	1/6/14	379	379
5	Old Line Funding LLC	0.200%	1/7/14	4,100	4,098
5	Old Line Funding LLC	0.200%	1/9/14	728	727
5	Old Line Funding LLC	0.200%	1/17/14	500	500
5	Old Line Funding LLC	0.190%	1/27/14	1,000	999
					43,081
Foreign Banks (4.4%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.182%	10/8/13	3,500	3,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.182%	10/9/13	2,000	2,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.182%	11/8/13	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.179%	12/23/13	2,000	2,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.172%	3/17/14	1,000	1,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.242%	9/16/14	1,000	1,000
5	Commonwealth Bank of Australia	0.220%	10/11/13	4,000	4,000
5	Commonwealth Bank of Australia	0.230%	10/24/13	1,900	1,900
5	Commonwealth Bank of Australia	0.230%	11/1/13	850	850
5	Commonwealth Bank of Australia	0.225%	11/21/13	3,000	2,999
5	Commonwealth Bank of Australia	0.215%	12/5/13	1,500	1,499
5	Commonwealth Bank of Australia	0.230%	12/16/13	1,500	1,499
5	Commonwealth Bank of Australia	0.210%	2/28/14	1,000	999
5	National Australia Funding Delaware Inc.	0.220%	11/4/13	750	750
5	Nordea Bank AB	0.220%	3/25/14	4,000	3,996
4	Royal Bank of Canada	0.568%	4/17/14	1,000	1,002
5	Skandinaviska Enskilda Banken AB	0.190%	12/19/13	5,000	4,998
[4,5] Westpac Banking Corp		0.249%	9/17/14	2,000	2,000
[4,5] Westpac Banking Corp.		0.182%	11/7/13	2,000	2,000
[4,5] Westpac Banking Corp.		0.180%	11/20/13	1,500	1,500
5	Westpac Banking Corp.	0.200%	1/3/14	1,000	1,000
5	Westpac Banking Corp.	0.230%	1/14/14	1,000	999
5	Westpac Banking Corp.	0.230%–0.400%	1/23/14	1,675	1,673
[4,5] Westpac Banking Corp.		0.315%	1/24/14	500	500
[4,5] Westpac Banking Corp.		0.250%	9/19/14	2,000	2,000
[4,5] Westpac Banking Corp.		0.241%	9/22/14	8,000	8,000
					56,664
Foreign Governments (9.1%)
	Canada	0.170%	10/7/13	500	500
6	CPPIB Capital Inc.	0.150%	10/2/13	1,500	1,500
6	CPPIB Capital Inc.	0.150%	10/10/13	500	500

6 CPPIB Capital Inc.	0.190%	10/11/13	986	986
6 CPPIB Capital Inc.	0.150%	10/21/13	250	250
6 CPPIB Capital Inc.	0.180%	10/22/13	1,000	1,000
6 CPPIB Capital Inc.	0.190%	11/1/13	1,000	1,000
6 CPPIB Capital Inc.	0.150%	11/5/13	3,600	3,599
6 CPPIB Capital Inc.	0.190%	11/7/13	2,000	1,999
6 CPPIB Capital Inc.	0.190%	11/8/13	850	850
6 CPPIB Capital Inc.	0.150%–0.190%	11/12/13	2,250	2,249
6 CPPIB Capital Inc.	0.150%	11/15/13	250	250
6 CPPIB Capital Inc.	0.150%	11/21/13	500	500
6 CPPIB Capital Inc.	0.150%	12/3/13	4,000	3,999
6 CPPIB Capital Inc.	0.150%	12/6/13	250	250
6 CPPIB Capital Inc.	0.150%	12/11/13	2,000	1,999
6 CPPIB Capital Inc.	0.150%	12/12/13	2,000	1,999
6 CPPIB Capital Inc.	0.150%	12/13/13	400	400
6 CPPIB Capital Inc.	0.150%	12/16/13	1,000	1,000
6 CPPIB Capital Inc.	0.150%	12/17/13	500	500
6 CPPIB Capital Inc.	0.140%	12/19/13	1,250	1,249
6 CPPIB Capital Inc.	0.180%	1/3/14	650	650
6 CPPIB Capital Inc.	0.205%	1/17/14	3,000	2,998
Export Development Canada	0.180%	10/7/13	600	600
Export Development Canada	0.180%–0.190%	10/8/13	1,000	1,000
Export Development Canada	0.140%	11/1/13	4,000	3,999
Export Development Canada	0.170%	11/15/13	3,000	2,999
Export Development Canada	0.160%	11/19/13	1,000	1,000
Export Development Canada	0.150%	11/21/13	4,000	3,999
Export Development Canada	0.160%	11/22/13	2,000	1,999
Export Development Canada	0.160%	12/2/13	1,000	1,000
5 Hydro-Quebec	0.100%	11/15/13	250	250
Province of British Columbia	0.130%	10/10/13	500	500
Province of British Columbia	0.140%	10/22/13	500	500
Province of British Columbia	0.150%	11/4/13	500	500
Province of British Columbia	0.145%	11/18/13	1,000	1,000
Province of British Columbia	0.145%	11/21/13	5,000	4,999
Province of British Columbia	0.080%	11/27/13	700	700
Province of British Columbia	0.160%	12/4/13	655	655
Province of British Columbia	0.160%	12/11/13	1,000	1,000
Province of British Columbia	0.190%	12/13/13	8,450	8,447
Province of Ontario	0.180%	10/7/13	5,500	5,500
Province of Ontario	0.180%	10/9/13	11,000	10,999
Province of Ontario	0.140%–0.170%	10/15/13	1,500	1,500
Province of Ontario	0.140%	10/16/13	500	500
Province of Ontario	0.150%	11/1/13	1,000	1,000
Province of Ontario	0.140%	11/5/13	500	500
Province of Ontario	0.120%	11/6/13	675	675
Province of Ontario	0.160%	11/22/13	500	500
Province of Ontario	0.100%	11/25/13	500	500
Province of Ontario	0.100%	11/26/13	1,150	1,150
Province of Ontario	0.100%	11/27/13	360	360
Province of Ontario	0.100%	11/29/13	1,500	1,500
Province of Ontario	0.160%	12/5/13	2,000	1,999
6 PSP Capital Inc.	0.200%	10/7/13	500	500
6 PSP Capital Inc.	0.190%	10/15/13	500	500
6 PSP Capital Inc.	0.200%	10/22/13	3,000	3,000
6 PSP Capital Inc.	0.190%	11/13/13	1,500	1,500
6 PSP Capital Inc.	0.190%	11/15/13	1,500	1,499
6 PSP Capital Inc.	0.180%	11/18/13	500	500

6 PSP Capital Inc.	0.190%	11/21/13	500	500
6 PSP Capital Inc.	0.190%	12/13/13	500	500
6 PSP Capital Inc.	0.180%	2/3/14	250	250
6 PSP Capital Inc.	0.190%	2/18/14	250	250
6 PSP Capital Inc.	0.180%	3/6/14	5,000	4,996
5 Quebec	0.130%	10/17/13	750	750
5 Quebec	0.120%	11/1/13	590	590
5 Quebec	0.120%	11/6/13	300	300
5 Quebec	0.100%	11/19/13	500	500
5 Quebec	0.100%	11/20/13	2,500	2,500
5 Quebec	0.100%	12/20/13	500	500
Queensland Treasury Corp.	0.240%	10/15/13	1,250	1,250
Queensland Treasury Corp.	0.240%	10/18/13	750	750
Queensland Treasury Corp.	0.230%–0.240%	10/29/13	2,000	1,999
Queensland Treasury Corp.	0.130%	10/30/13	1,000	1,000
Queensland Treasury Corp.	0.140%	11/6/13	1,000	1,000
Queensland Treasury Corp.	0.150%	11/14/13	250	250
				117,441
Foreign Industrial (2.2%)
5 GlaxoSmithKline Finance plc	0.150%	10/9/13	1,500	1,500
5 Nestle Capital Corp.	0.140%	10/7/13	4,000	4,000
5 Nestle Capital Corp.	0.140%	10/8/13	750	750
5 Nestle Capital Corp.	0.150%	11/13/13	3,000	2,999
5 Nestle Capital Corp.	0.120%	11/18/13	2,000	2,000
Nestle Finance International Ltd.	0.200%	10/3/13	2,000	2,000
Nestle Finance International Ltd.	0.200%	10/15/13	1,000	1,000
Nestle Finance International Ltd.	0.140%	11/1/13	750	750
Nestle Finance International Ltd.	0.125%–0.130%	11/7/13	4,000	3,999
Nestle Finance International Ltd.	0.165%	11/13/13	2,000	2,000
Nestle Finance International Ltd.	0.165%	11/14/13	700	700
Nestle Finance International Ltd.	0.160%	11/25/13	2,222	2,221
Nestle Finance International Ltd.	0.095%	12/4/13	500	500
5 Reckitt Benckiser Treasury Services plc	0.125%	11/7/13	1,500	1,500
5 Roche Holdings Inc.	0.090%	11/8/13	400	400
Toyota Credit Canada Inc.	0.220%	10/21/13	250	250
Toyota Credit Canada Inc.	0.260%	1/2/14	500	500
Toyota Credit Canada Inc.	0.220%	3/17/14	500	499
Toyota Credit Canada Inc.	0.220%	3/18/14	500	499
				28,067
Industrial (5.0%)
Caterpillar Financial Services Corp.	0.100%	12/3/13	750	750
5 Emerson Electric Co.	0.090%	11/20/13	3,400	3,399
5 Emerson Electric Co.	0.080%	12/3/13	300	300
Exxon Mobil Corp.	0.130%	10/11/13	5,000	5,000
5 Google Inc.	0.150%	11/5/13	700	700
5 Google Inc.	0.120%	11/13/13	1,000	1,000
5 Microsoft Corp.	0.080%	12/11/13	2,000	2,000
5 Procter & Gamble Co.	0.150%	11/4/13	4,000	3,999
5 Procter & Gamble Co.	0.100%	11/6/13	750	750
5 Procter & Gamble Co.	0.140%	11/19/13	1,000	1,000
5 Procter & Gamble Co.	0.080%	11/27/13	500	500
5 Procter & Gamble Co.	0.080%	12/2/13	382	382
5 Procter & Gamble Co.	0.080%	12/4/13	1,000	1,000
5 Procter & Gamble Co.	0.080%	12/5/13	1,300	1,300
5 Procter & Gamble Co.	0.080%	12/6/13	4,000	3,999
5 Procter & Gamble Co.	0.080%	12/16/13	800	800

5 The Coca-Cola Co.	0.180%	10/3/13	1,250	1,250
5 The Coca-Cola Co.	0.180%	10/7/13	2,000	2,000
5 The Coca-Cola Co.	0.140%	10/23/13	1,000	1,000
5 The Coca-Cola Co.	0.190%	11/4/13	1,750	1,750
5 The Coca-Cola Co.	0.180%–0.190%	11/5/13	3,000	2,999
5 The Coca-Cola Co.	0.170%	11/6/13	1,500	1,500
5 The Coca-Cola Co.	0.170%	11/19/13	1,750	1,750
5 The Coca-Cola Co.	0.160%	12/5/13	3,000	2,999
5 The Coca-Cola Co.	0.160%	12/6/13	2,000	1,999
5 The Coca-Cola Co.	0.160%	12/9/13	6,000	5,998
5 The Coca-Cola Co.	0.160%	12/10/13	1,500	1,499
5 The Coca-Cola Co.	0.160%	12/11/13	1,000	1,000
5 The Coca-Cola Co.	0.190%	12/19/13	1,000	1,000
5 The Coca-Cola Co.	0.170%	2/10/14	750	749
5 The Coca-Cola Co.	0.170%	2/27/14	1,500	1,499
5 The Coca-Cola Co.	0.170%–0.180%	3/3/14	2,750	2,748
5 The Coca-Cola Co.	0.170%	3/5/14	4,000	3,997
5 Wal-Mart Stores, Inc.	0.100%	10/16/13	500	500
5 Wal-Mart Stores, Inc.	0.110%	10/17/13	500	500
5 Wal-Mart Stores, Inc.	0.100%	10/18/13	500	500
5 Wal-Mart Stores, Inc.	0.100%	11/4/13	1,000	1,000
				65,116
Total Commercial Paper (Cost $347,719)				347,719
Certificates of Deposit (22.7%)
Domestic Banks (4.0%)
JPMorgan Chase Bank NA	0.160%	10/1/13	5,500	5,500
JPMorgan Chase Bank NA	0.180%	10/1/13	2,000	2,000
JPMorgan Chase Bank NA	0.180%	10/1/13	5,000	5,000
JPMorgan Chase Bank NA	0.180%	10/7/13	2,500	2,500
4 Wells Fargo Bank NA	0.172%	10/9/13	5,000	5,000
4 Wells Fargo Bank NA	0.179%	11/27/13	2,200	2,200
4 Wells Fargo Bank NA	0.172%	2/5/14	5,000	5,000
Wells Fargo Bank NA	0.220%	2/19/14	5,000	5,000
4 Wells Fargo Bank NA	0.199%	2/24/14	5,400	5,400
4 Wells Fargo Bank NA	0.232%	3/7/14	4,100	4,101
4 Wells Fargo Bank NA	0.202%	3/10/14	6,000	6,000
4 Wells Fargo Bank NA	0.200%	3/27/14	4,000	4,000
				51,701
Eurodollar Certificates of Deposit (6.2%)
4 Australia & New Zealand Banking Group, Ltd.	0.197%	10/11/13	4,000	4,000
4 Australia & New Zealand Banking Group, Ltd.	0.200%	10/17/13	5,000	5,000
4 Australia & New Zealand Banking Group, Ltd.	0.200%	10/24/13	6,000	6,000
4 Australia & New Zealand Banking Group, Ltd.	0.202%	11/1/13	2,000	2,000
4 Commonwealth Bank of Australia	0.172%	10/7/13	7,000	7,000
4 Commonwealth Bank of Australia	0.172%	10/15/13	6,000	6,000
4 Commonwealth Bank of Australia	0.172%	2/10/14	1,000	1,000
4 Commonwealth Bank of Australia	0.169%	2/24/14	9,000	9,000
HSBC Bank plc (London Branch)	0.190%	3/24/14	5,000	5,000
4 National Australia Bank Ltd.	0.191%	10/21/13	5,000	5,000
4 National Australia Bank Ltd.	0.189%	10/23/13	5,000	5,000
4 National Australia Bank Ltd.	0.189%	12/18/13	1,000	1,000
4 National Australia Bank Ltd.	0.199%	12/27/13	1,000	1,000
4 National Australia Bank Ltd.	0.202%	1/6/14	1,000	1,000
4 National Australia Bank Ltd.	0.205%	1/27/14	1,000	1,000
4 National Australia Bank Ltd.	0.202%	2/6/14	4,000	4,000

4 National Australia Bank Ltd.	0.210%	2/19/14	1,000	1,000
4 National Australia Bank Ltd.	0.212%	3/17/14	8,000	8,000
4 National Australia Bank Ltd.	0.210%	3/19/14	9,000	9,000
				81,000
Yankee Certificates of Deposit (12.5%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.172%	1/2/14	1,000	1,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.200%	1/10/14	500	500
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.190%	2/20/14	2,000	2,000
Bank of Montreal (Chicago Branch)	0.180%	10/4/13	3,000	3,000
Bank of Montreal (Chicago Branch)	0.190%	10/11/13	1,000	1,000
Bank of Montreal (Chicago Branch)	0.200%	10/16/13	2,000	2,000
Bank of Montreal (Chicago Branch)	0.150%	10/24/13	5,000	5,000
Bank of Montreal (Chicago Branch)	0.170%	11/5/13	1,000	1,000
Bank of Montreal (Chicago Branch)	0.160%	11/7/13	4,000	4,000
Bank of Montreal (Chicago Branch)	0.180%	12/13/13	7,000	7,000
Bank of Montreal (Chicago Branch)	0.170%	12/16/13	1,000	1,000
Bank of Nova Scotia (Houston Branch)	0.150%	10/18/13	2,000	2,000
Bank of Nova Scotia (Houston Branch)	0.140%	10/23/13	3,500	3,500
Bank of Nova Scotia (Houston Branch)	0.140%	11/6/13	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.150%	11/12/13	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.150%	11/12/13	2,500	2,500
Bank of Nova Scotia (Houston Branch)	0.160%	12/3/13	1,000	1,000
4 Bank of Nova Scotia (Houston Branch)	0.189%	3/25/14	1,000	1,000
4 Bank of Nova Scotia (Houston Branch)	0.190%	3/26/14	5,000	5,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.716%	10/31/13	700	700
DNB Bank ASA (New York Branch)	0.180%	12/11/13	3,000	3,000
4 DNB Bank ASA (New York Branch)	0.174%	12/18/13	2,000	2,000
Lloyds TSB Bank plc (New York Branch)	0.180%	12/9/13	5,000	5,000
Lloyds TSB Bank plc (New York Branch)	0.180%	12/11/13	2,000	2,000
Lloyds TSB Bank plc (New York Branch)	0.170%	12/19/13	3,000	3,000
4 Nordea Bank Finland PLC (New York Branch)	0.182%	3/10/14	2,000	2,000
Nordea Bank Finland PLC (New York Branch)	0.220%	3/12/14	2,300	2,300
4 Nordea Bank Finland PLC (New York Branch)	0.170%	3/17/14	1,000	1,000
4 Nordea Bank Finland PLC (New York Branch)	0.170%	3/18/14	2,000	2,000
Nordea Bank Finland PLC (New York Branch)	0.205%	3/19/14	2,000	2,000
4 Rabobank Nederland (New York Branch)	0.192%	3/11/14	7,500	7,500
4 Rabobank Nederland (New York Branch)	0.191%	3/12/14	4,000	4,000
Rabobank Nederland (New York Branch)	0.350%	3/17/14	1,000	1,001
4 Rabobank Nederland (New York Branch)	0.169%	3/18/14	5,000	5,000
4 Rabobank Nederland (New York Branch)	0.179%	3/24/14	5,000	5,000
Svenska Handelsbanken (New York Branch)	0.175%	12/19/13	2,000	2,000
4 Svenska Handelsbanken (New York Branch)	0.192%	3/10/14	2,000	2,000
4 Svenska Handelsbanken (New York Branch)	0.182%	3/13/14	2,000	2,000
Svenska Handelsbanken (New York Branch)	0.215%	3/28/14	5,000	5,000
4 Toronto Dominion Bank (New York Branch)	0.266%	10/21/13	4,000	4,000
4 Toronto Dominion Bank (New York Branch)	0.179%	10/23/13	2,000	2,000
Toronto Dominion Bank (New York Branch)	0.230%	11/7/13	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.220%	11/22/13	500	500
4 Toronto Dominion Bank (New York Branch)	0.172%	12/13/13	2,500	2,500
4 Toronto Dominion Bank (New York Branch)	0.230%	12/20/13	4,000	4,000
Toronto Dominion Bank (New York Branch)	0.200%	1/15/14	4,500	4,500
Toronto Dominion Bank (New York Branch)	0.220%	2/3/14	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.220%	2/5/14	2,000	2,000

	Toronto Dominion Bank (New York Branch)	0.220%	2/18/14	4,000	4,000
4	Toronto Dominion Bank (New York Branch)	0.170%	3/19/14	2,000	2,000
4	Westpac Banking Corp. (New York Branch)	0.288%	10/16/13	500	500
4	Westpac Banking Corp. (New York Branch)	0.305%	11/1/13	2,200	2,200
4	Westpac Banking Corp. (New York Branch)	0.183%	11/4/13	3,000	3,000
4	Westpac Banking Corp. (New York Branch)	0.312%	11/6/13	5,650	5,651
4	Westpac Banking Corp. (New York Branch)	0.179%	12/30/13	1,500	1,500
4	Westpac Banking Corp. (New York Branch)	0.239%	9/26/14	2,000	2,000
					161,352
Total Certificates of Deposit (Cost $294,053)					294,053
Repurchase Agreements (0.1%)
	Bank of Nova Scotia
	(Dated 9/30/13, Repurchase Value
	$1,000,000, collateralized by U.S. Treasury
	Bill 0.000%, 10/17/13; with a value of
	$1,020,000)
	Cost ($1,000)	0.080%	10/1/13	1,000	1,000
Taxable Municipal Bonds (0.4%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO		0.110%	10/1/13	185	185
[6,7] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.110%	10/1/13	100	100
[6,7] BlackRock Municipal Income Trust TOB VRDO		0.110%	10/1/13	1,650	1,650
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.110%	10/1/13	150	150
[6,7] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.110%	10/1/13	195	195
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	10/1/13	205	205
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	10/1/13	1,550	1,550
[6,7] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.110%	10/1/13	130	130
[6,7] BlackRock Strategic Municipal Trust TOB VRDO		0.110%	10/1/13	100	100
[6,7] Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.230%	10/7/13	145	145
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.230%	10/7/13	100	100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.230%	10/7/13	100	100
Total Taxable Municipal Bonds (Cost $4,610)					4,610
Tax-Exempt Municipal Bonds (1.5%)
7	Apache County AZ Industrial Development
	Authority Pollution Control Revenue (Tucson
	Electric Power Co. Project) VRDO	0.090%	10/7/13	250	250
7	Ascension Parish LA Industrial Development
	Board Revenue (IMTT-Geismar Project)
	VRDO	0.080%	10/7/13	1,000	1,000
7	California Housing Finance Agency Multifamily
	Housing Revenue VRDO	0.080%	10/7/13	100	100
7	California Statewide Communities Development
	Authority Multifamily Housing Revenue
	(Wilshire Court Project) VRDO	0.070%	10/7/13	100	100
7	Clackamas County OR Hospital Facility
	Authority Revenue (Legacy Health System)
	VRDO	0.080%	10/7/13	100	100

7 Clark County NV Airport System Revenue
VRDO	0.090%	10/7/13	100	100
7 Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.110%	10/7/13	100	100
7 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.070%	10/7/13	250	250
7 Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.060%	10/7/13	500	500
Curators of the University of Missouri System
Facilities Revenue VRDO	0.050%	10/7/13	1,250	1,250
7 Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.090%	10/7/13	250	250
7 Greenville County SC Hospital System Revenue
VRDO	0.060%	10/7/13	250	250
7 Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.060%	10/7/13	100	100
7 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.070%	10/7/13	130	130
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	10/7/13	150	150
7 Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.060%	10/7/13	2,450	2,450
7 Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.060%	10/7/13	200	200
7 Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.070%	10/7/13	200	200
7 Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.080%	10/7/13	300	300
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.040%	10/7/13	1,000	1,000
7 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.060%	10/7/13	500	500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.050%	10/7/13	500	500
7 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.080%	10/7/13	200	200
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.080%	10/7/13	985	985
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.080%	10/7/13	435	435
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.080%	10/7/13	300	300
7 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.070%	10/7/13	600	600

7	New York State Housing Finance Agency
	Housing Revenue (20 River Terrace Housing)
	VRDO	0.070%	10/7/13	200	200
7	New York State Housing Finance Agency
	Housing Revenue (70 Battery Place) VRDO	0.080%	10/7/13	100	100
7	New York State Housing Finance Agency
	Housing Revenue (Clinton Green North)
	VRDO	0.070%	10/7/13	400	400
7	New York State Housing Finance Agency
	Housing Revenue (Clinton Green South)
	VRDO	0.070%	10/7/13	125	125
7	New York State Housing Finance Agency
	Housing Revenue (East 84th Street) VRDO	0.080%	10/7/13	300	300
7	Piedmont SC Municipal Power Agency Revenue
	VRDO	0.060%	10/7/13	250	250
	Posey County IN Economic Development
	Revenue (Midwest Fertilizer Corp. Project)
	PUT	0.750%	10/17/13	3,000	3,000
7	Raleigh Durham NC Airport Authority Revenue
	VRDO	0.070%	10/7/13	100	100
7	Rhode Island Health & Educational Building
	Corp. Higher Education Facility Revenue
	(Rogers Williams University) VRDO	0.070%	10/7/13	100	100
7	Salem OR Hospital Facility Authority Revenue
	(Salem Hospital Project) VRDO	0.070%	10/7/13	250	250
7	St. Charles County MO Public Water Supply
	District No.2 Revenue VRDO	0.060%	10/7/13	100	100
7	St. Cloud MN Health Care Revenue
	(CentraCare Health System) VRDO	0.060%	10/7/13	330	330
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.070%	10/7/13	300	300
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.070%	10/7/13	500	500
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.080%	10/7/13	380	380
7	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.090%	10/7/13	300	300
7	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.090%	10/7/13	200	200
7	Wyoming Student Loan Corp. Student Loan
	Revenue VRDO	0.070%	10/7/13	290	290
Total Tax-Exempt Municipal Bonds (Cost $19,525)					19,525
Corporate Bonds (3.8%)
6	American Honda Finance Corp.	6.700%	10/1/13	2,250	2,250
	Coca-Cola Co.	0.750%	11/15/13	725	726
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	1.850%	1/10/14	1,000	1,004
	General Electric Capital Corp.	2.100%	1/7/14	250	251
[4,6] HSBC Bank plc		1.068%	1/17/14	250	251
4	John Deere Capital Corp.	0.674%	10/4/13	4,750	4,750
	Royal Bank of Canada	1.125%	1/15/14	7,396	7,416
4	Total Capital Canada Ltd.	0.648%	1/17/14	5,400	5,407
	Total Capital Canada Ltd.	1.625%	1/28/14	5,707	5,732
4	Toyota Motor Credit Corp.	0.429%	1/27/14	5,000	5,004

Wal-Mart Stores, Inc.	0.750%	10/25/13	11,700	11,704
4 Westpac Banking Corp.	0.988%	12/9/13	2,000	2,003
Westpac Banking Corp.	1.850%	12/9/13	3,000	3,009
Total Corporate Bonds (Cost $49,507)				49,507
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
Province of Ontario	1.375%	1/27/14	250	251
			Shares
Money Market Funds (2.0%)
8 Vanguard Municipal Cash Management Fund
(Cost $25,390)	0.086%		25,390,000	25,390
Total Investments (97.2%) (Cost $1,256,107)				1,256,107
Other Assets and Liabilities - Net (2.8%)				36,370
Net Assets (100%)				1,292,477

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2013, the aggregate value of these securities was $167,194,000, representing 12.9% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate value of these securities was $50,833,000, representing 3.9% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of September 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.3%)
U.S. Government Securities (6.2%)
	United States Treasury Inflation Indexed Bonds
		0.125%	4/15/18	11,848	12,337
[1,2]	United States Treasury Note/Bond	0.375%	11/15/14	10,500	10,526
	United States Treasury Note/Bond	0.375%	3/15/15	1,250	1,253
	United States Treasury Note/Bond	2.500%	3/31/15	3,500	3,619
3	United States Treasury Note/Bond	2.125%	5/31/15	1,300	1,340
	United States Treasury Note/Bond	0.375%	6/15/15	3,744	3,751
	United States Treasury Note/Bond	1.750%	7/31/15	4,500	4,619
	United States Treasury Note/Bond	1.250%	8/31/15	17	18
	United States Treasury Note/Bond	0.250%	9/30/15	8,000	7,989
	United States Treasury Note/Bond	0.750%	3/31/18	1,100	1,077
	United States Treasury Note/Bond	0.625%	4/30/18	1,538	1,495
	United States Treasury Note/Bond	1.375%	9/30/18	18,500	18,491
					66,515
Conventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	6.000%	12/1/16	36	38
[4,5]	Fannie Mae Pool	6.500%	9/1/16–9/1/16	41	43
[4,5]	Freddie Mac Gold Pool	6.000%	4/1/17	34	36
					117
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5,6]Fannie Mae Pool		2.125%	12/1/32	16	17
[4,5,6]Fannie Mae Pool		2.250%	6/1/33	128	134
[4,5,6]Fannie Mae Pool		2.318%	7/1/32	15	17
[4,5,6]Fannie Mae Pool		2.346%	5/1/33	111	119
[4,5,6]Fannie Mae Pool		2.382%	9/1/32	2	2
[4,5,6]Fannie Mae Pool		2.414%	8/1/33	63	67
[4,5,6]Fannie Mae Pool		2.420%	8/1/33	41	42
[4,5,6]Fannie Mae Pool		2.535%	8/1/33	45	47
[4,5,6]Fannie Mae Pool		2.550%	7/1/33	226	234
[4,5,6]Fannie Mae Pool		2.564%	8/1/37	15	16
[4,5,6]Fannie Mae Pool		2.610%	2/1/37	39	41
[4,5,6]Fannie Mae Pool		2.702%	5/1/33	25	27
[4,5,6]Fannie Mae Pool		2.710%	9/1/32	9	10
[4,5,6]Freddie Mac Non Gold Pool		2.473%	8/1/37	62	66
[4,5,6]Freddie Mac Non Gold Pool		2.476%	9/1/32	14	15
[4,5,6]Freddie Mac Non Gold Pool		2.589%	8/1/33	35	37
[4,5,6]Freddie Mac Non Gold Pool		2.836%	1/1/33–2/1/33	42	45
[4,5,6]Freddie Mac Non Gold Pool		2.970%	10/1/32	17	18
[4,5,6]Freddie Mac Non Gold Pool		3.018%	9/1/32	25	26
					980
Total U.S. Government and Agency Obligations (Cost $67,289)					67,612
Asset-Backed/Commercial Mortgage-Backed Securities (20.9%)
4	Ally Auto Receivables Trust 2010-2	2.090%	5/15/15	617	621
[4,7]	Ally Auto Receivables Trust 2010-3	2.690%	2/15/17	500	508
4	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	1,175	1,189
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	1,000	1,006
4	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	400	403

4	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	300	300
4	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	500	499
[4,7]	Ally Master Owner Trust Series 2010-2	4.250%	4/15/17	65	68
[4,7]	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	400	420
[4,6]	Ally Master Owner Trust Series 2010-4	1.252%	8/15/17	1,500	1,515
[4,6,7]Ally Master Owner Trust Series 2010-4		1.732%	8/15/17	990	1,002
[4,6,7]Ally Master Owner Trust Series 2010-4		2.132%	8/15/17	750	758
4	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	850	855
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	1,800	1,779
[4,6,7]American Express Credit Account Secured
	Note Trust 2004-2	0.852%	12/15/16	150	150
[4,6]	American Express Credit Account Secured
	Note Trust 2012-4	0.422%	5/15/20	2,600	2,591
[4,6]	American Express Credit Account Secured
	Note Trust 2012-4	0.732%	5/15/20	700	699
[4,6]	American Express Issuance Trust II 2013-1	0.462%	2/15/19	3,000	2,997
[4,7]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	455	487
[4,7]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	275	308
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	200	201
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	80	78
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	300	295
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	400	396
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	495
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	80	80
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	110
[4,6,7]Arkle Master Issuer plc Series 2010-1		1.513%	5/17/60	620	628
[4,6,7]Arran Residential Mortgages Funding 2010-1
	plc	1.663%	5/16/47	429	434
[4,6,7]Arran Residential Mortgages Funding 2011-1
	plc	1.713%	11/19/47	532	539
[4,6]	BA Credit Card Trust 2007-A4	0.222%	11/15/19	790	781
[4,7]	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	119
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	985	1,083
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	1,059	1,166
4	Banc of America Commercial Mortgage Trust
	2007-2	5.742%	4/10/49	1,034	1,120
4	Banc of America Commercial Mortgage Trust
	2007-2	5.793%	4/10/49	580	648
4	Banc of America Commercial Mortgage Trust
	2008-1	6.351%	2/10/51	2,291	2,576
4	Banc of America Commercial Mortgage Trust
	2008-1	6.395%	2/10/51	165	190
[4,8]	Banc of America Funding 2006-H Trust	4.241%	9/20/46	692	499
4	Bank of America Mortgage 2002-J Trust	3.596%	9/25/32	1	1
[4,6,7]Bank of America Student Loan Trust 2010-
	1A	1.066%	2/25/43	971	979
7	Bank of Nova Scotia	2.150%	8/3/16	155	160

7	Bank of Nova Scotia	1.950%	1/30/17	500	513
7	Bank of Nova Scotia	1.750%	3/22/17	200	204
[4,6]	Bank One Issuance Trust Series 2004-C2	0.982%	2/15/17	200	200
[4,7]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	406	405
[4,8]	Bear Stearns ARM Trust 2006-4	2.693%	10/25/36	817	611
[4,8]	Bear Stearns ARM Trust 2007-3	2.872%	5/25/47	695	556
4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	310	330
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.898%	6/11/40	555	626
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	3,142	3,513
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	919	1,045
[4,6,7]BMW Floorplan Master Owner Trust 2012-1A		0.582%	9/15/17	2,100	2,100
[4,6]	Brazos Higher Education Authority Inc.
	Series 2005-3	0.451%	6/25/26	350	327
[4,6]	Brazos Higher Education Authority Inc.
	Series 2010-1	1.162%	5/25/29	728	740
[4,6]	Brazos Higher Education Authority Inc.
	Series 2011-1	1.062%	2/25/30	1,000	1,007
[4,7]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	182	181
[4,7]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	333	328
4	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	450	445
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	150	147
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	130	127
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	317
[4,6]	Capital One Multi-asset Execution Trust
	2004-C2	1.232%	12/15/16	72	72
[4,6]	Capital One Multi-asset Execution Trust
	2006-A11	0.272%	6/17/19	500	497
[4,6]	Capital One Multi-asset Execution Trust
	2007-A1	0.232%	11/15/19	610	604
[4,6]	Capital One Multi-asset Execution Trust
	2007-A2	0.262%	12/16/19	5,350	5,302
[4,6]	Capital One Multi-asset Execution Trust
	2007-A5	0.222%	7/15/20	3,690	3,633
[4,6,7]Cards II Trust 2012-4A		0.632%	9/15/17	680	681
4	CarMax Auto Owner Trust 2010-2	2.040%	10/15/15	779	785
4	CarMax Auto Owner Trust 2013-2	1.910%	3/15/19	140	141
4	CarMax Auto Owner Trust 2013-2	2.850%	2/18/20	85	85
4	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	58	58
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	703
[4,7]	CFCRE Commercial Mortgage Trust 2011-
	C1	5.731%	4/15/44	36	38
[4,7]	CFCRE Commercial Mortgage Trust 2011-
	C2	5.745%	12/15/47	390	431
[4,6]	Chase Issuance Trust 2007-C1	0.642%	4/15/19	800	788
[4,6]	Chase Issuance Trust 2012-A10	0.442%	12/16/19	3,000	2,988
[4,6]	Chase Issuance Trust 2012-A2	0.452%	5/15/19	1,365	1,361
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.664%	11/19/33	55	53
[4,8]	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.636%	3/20/36	392	284
[4,8]	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.842%	2/25/47	458	344

[4,7]	CIT Equipment Collateral 2012-VT1	1.100%	8/22/16	700	702
[4,6]	Citibank Credit Card Issuance Trust 2005-C2	0.650%	3/24/17	100	100
[4,6]	Citibank Credit Card Issuance Trust 2006-A7	0.314%	12/17/18	525	520
[4,6]	Citibank Credit Card Issuance Trust 2006-A8	0.308%	12/17/18	860	851
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	600	696
[4,6]	Citibank Credit Card Issuance Trust 2008-A7	1.555%	5/20/20	1,500	1,566
[4,6]	Citibank Credit Card Issuance Trust 2013-A2	0.460%	5/26/20	1,800	1,788
[4,7]	Citibank Omni Master Trust 2009-A13	5.350%	8/15/18	2,035	2,117
[4,6,7]Citibank Omni Master Trust 2009-A14A		2.932%	8/15/18	2,990	3,052
[4,7]	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	3,131	3,278
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	150	144
[4,7]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	51
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	115	115
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	150	143
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	800	824
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	206
[4,8]	Citigroup Mortgage Loan Trust 2007-AR8	2.782%	7/25/37	357	301
[4,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	627	608
4	CNH Equipment Trust 2010-B	1.740%	1/17/17	1,380	1,388
4	CNH Equipment Trust 2010-C	1.750%	5/16/16	394	397
4	CNH Equipment Trust 2011-B	1.290%	9/15/17	800	806
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	600	667
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,547	1,707
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	900	991
4	COMM 2007-C9 Mortgage Trust	5.811%	12/10/49	19	19
4	COMM 2007-C9 Mortgage Trust	5.993%	12/10/49	590	671
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	73
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	99
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	11/15/45	320	302
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	145	136
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	65
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	100	96
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	535	531
4	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	470	492
[4,7]	COMM 2013-CCRE9 Mortgage Trust	4.404%	7/10/45	250	256
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	550	569
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	250	259
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	760	783
[4,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	257
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	275	284
[4,7]	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	448
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	95
[4,7]	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	110	103
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	250	265
4	Commercial Mortgage Trust 2006-GG7	6.056%	7/10/38	350	385
7	Commonwealth Bank of Australia	2.250%	3/16/17	1,050	1,081
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.993%	6/15/38	551	605
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	522	559

4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C5	5.589%	9/15/40	59	59
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.252%	2/15/41	1,374	1,526
[4,7]	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	405	409
[4,6]	Discover Card Execution Note Trust 2010-A2	0.762%	3/15/18	1,315	1,324
[4,6]	Discover Card Execution Note Trust 2012-A4	0.552%	11/15/19	1,120	1,122
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,610
[4,6]	Discover Card Execution Note Trust 2013-A1	0.482%	8/17/20	1,900	1,889
7	DNB Boligkreditt AS	1.450%	3/21/18	700	690
[4,7]	Dominos Pizza Master Issuer LLC 2012-1A	5.216%	1/25/42	469	504
4	Dryrock Issuance Trust Series 2012-2	0.640%	8/15/18	350	349
[4,7]	Enterprise Fleet Financing LLC Series 2011-
	2	1.430%	10/20/16	282	283
[4,7]	Enterprise Fleet Financing LLC Series 2011-
	2	1.900%	10/20/16	300	303
[4,7]	Enterprise Fleet Financing LLC Series 2011-
	3	2.100%	5/20/17	331	334
[4,7]	Enterprise Fleet Financing LLC Series 2012-
	2	0.720%	4/20/18	719	719
[4,7]	Enterprise Fleet Financing LLC Series 2012-
	2	0.930%	4/20/18	250	248
[4,8]	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.069%	11/25/36	300	246
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.561%	1/25/37	716	621
[4,7]	Fontainebleau Miami Beach Trust 2012-
	FBLU	2.887%	5/5/27	130	132
[4,7]	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	250	250
4	Ford Credit Auto Lease Trust 2013-A	0.780%	4/15/16	200	199
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	450	449
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	350	349
4	Ford Credit Auto Owner Trust 2010-A	2.930%	11/15/15	150	152
4	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	150	153
4	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	200	199
4	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	100	100
4	Ford Credit Auto Owner Trust 2013-B	1.110%	10/15/18	160	160
4	Ford Credit Auto Owner Trust 2013-B	1.320%	1/15/19	70	70
4	Ford Credit Auto Owner Trust 2013-B	1.820%	11/15/19	60	60
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	100	100
4	Ford Credit Auto Owner Trust 2013-C	1.910%	3/15/19	100	100
4	Ford Credit Auto Owner Trust 2013-C	2.500%	1/15/20	100	100
[4,6,7]Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	1.882%	2/15/17	1,835	1,867
[4,7]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	410	429
[4,7]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	530	556
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	713
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	300	299
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	700	701
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	2,700	2,689

4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	198
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	199
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	640	634
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	240	239
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	180	180
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	149
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	147
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	59
[4,7]	FRS I LLC 2013-1A	1.800%	4/15/43	168	167
[4,7]	FRS I LLC 2013-1A	3.080%	4/15/43	505	498
[4,6]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.182%	5/15/19	1,200	1,201
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,006
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,560	1,545
[4,6]	GE Dealer Floorplan Master Note Trust
	Series 2012-1	0.750%	2/20/17	775	777
[4,6]	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.930%	4/22/19	900	907
[4,6]	GE Dealer Floorplan Master Note Trust
	Series 2012-4	0.620%	10/20/17	600	600
4	GMACM Mortgage Loan Trust 2005-AR6	3.535%	11/19/35	137	125
[4,7]	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	2,200	2,233
[4,6,7]Golden Credit Card Trust 2012-3A		0.632%	7/17/17	1,400	1,402
[4,6,7]Golden Credit Card Trust 2013-1A		0.432%	2/15/18	1,000	997
[4,6]	Granite Master Issuer plc Series 2007-1	0.320%	12/20/54	167	164
[4,6]	Granite Master Issuer plc Series 2007-2	0.260%	12/17/54	56	55
[4,7]	Great America Leasing Receivables 2011-1	2.340%	4/15/16	403	406
[4,7]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	300	300
4	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	667	721
[4,7]	GS Mortgage Securities Trust 2010-C2	5.400%	12/10/43	100	107
[4,7]	GS Mortgage Securities Trust 2011-GC3	5.728%	3/10/44	70	75
[4,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	480	474
[4,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	430	401
[4,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	27
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	100	100
4	GS Mortgage Securities Trust 2013-GC13	4.176%	7/10/46	525	544
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	375	358
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	470	487
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	208
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,000	1,039
4	Harley-Davidson Motorcycle Trust 2010-1	1.530%	9/15/15	341	342
4	Harley-Davidson Motorcycle Trust 2011-1	1.310%	3/15/17	1,200	1,209
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	200	198
[4,7]	Hertz Vehicle Financing LLC 2009-2A	5.290%	3/25/16	620	653
[4,7]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	1,250	1,319
[4,7]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,000	1,053
[4,7]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	2,000	1,954

[4,6,7]Holmes Master Issuer plc 2011-3A		1.818%	10/15/54	273	276
[4,7]	Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	400	401
[4,7]	Hyundai Auto Lease Securitization Trust
	2013-A	0.660%	6/15/16	550	550
[4,7]	Hyundai Auto Lease Securitization Trust
	2013-A	0.770%	10/17/16	250	250
4	Hyundai Auto Receivables Trust 2009-A	3.150%	3/15/16	191	192
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	200	203
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	160	159
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	249
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	152
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	132
[4,6,7]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.532%	5/15/18	300	300
[4,6,7]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.832%	5/15/18	150	149
[4,7]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	483	481
6	Illinois Student Assistance Commission
	Series 2010-1	1.316%	4/25/22	724	729
[4,7]	Irvine Core Office Trust 2013-IRV	2.068%	5/15/48	146	142
[4,7]	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	350	330
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2005-LDP1	4.625%	3/15/46	25	26
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	1,094	1,196
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP9	5.298%	5/15/47	152	152
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	120	133
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	907	1,009
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.987%	6/15/49	557	564
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.827%	2/15/51	300	301
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	738	835
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	120	131
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	75	79
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	74
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.710%	11/15/43	170	176
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.710%	11/15/43	150	163
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	476
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	625	680
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	74
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.492%	8/15/46	100	112

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	100	94
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	96
[4,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	144
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	340	348
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	115	114
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	275	259
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	420	419
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.163%	7/15/45	180	181
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	280	289
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	360	372
[4,6,7]Kildare Securities Ltd. 2007-1A		0.376%	12/10/43	237	232
[4,6,7]Lanark Master Issuer plc 2012-2A		1.662%	12/22/54	750	762
4	LB-UBS Commercial Mortgage Trust 2006-
	C3	5.641%	3/15/39	1,591	1,736
4	LB-UBS Commercial Mortgage Trust 2006-
	C4	6.055%	6/15/38	270	299
4	LB-UBS Commercial Mortgage Trust 2006-
	C6	5.342%	9/15/39	855	924
4	LB-UBS Commercial Mortgage Trust 2006-
	C7	5.347%	11/15/38	235	259
4	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	760	850
[4,7]	Macquarie Equipment Funding Trust 2011-A	1.910%	4/20/17	213	214
[4,7]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	330	328
[4,7]	Master Credit Card Trust 2012-2A	1.970%	4/21/17	100	100
[4,7]	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.247%	4/25/34	59	57
[4,6]	MBNA Credit Card Master Note Trust 2003-
	C7	1.532%	3/15/16	230	230
[4,6]	MBNA Credit Card Master Note Trust 2004-
	A3	0.442%	8/16/21	455	450
[4,6]	MBNA Credit Card Master Note Trust 2004-
	C2	1.082%	11/15/16	1,050	1,051
[4,7]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	1,300	1,299
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.897%	2/25/33	75	74
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.665%	7/25/33	25	23
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	238	264
4	Merrill Lynch Mortgage Trust 2007-C1	5.941%	6/12/50	73	74
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	270	304
4	ML-CFC Commercial Mortgage Trust 2006-2	6.084%	6/12/46	664	734
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	183	183
[4,7]	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	371	380
[4,7]	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	625	635
[4,7]	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	700	729

[4,7]	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	370	371
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	150	146
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	50	50
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	140	132
[4,7]	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	525	489
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	600	621
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	500	520
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.367%	8/15/46	685	712
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	130	123
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	60	57
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	210	200
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	1,869	2,063
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	855	938
4	Morgan Stanley Capital I Trust 2007-IQ15	6.107%	6/11/49	875	982
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	1,947	2,163
4	Morgan Stanley Capital I Trust 2007-TOP27	5.815%	6/11/42	22	22
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	60
[4,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	405	387
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.262%	6/25/36	310	288
[4,6,7]Motor 2012 plc		0.679%	2/25/20	701	701
[4,7]	Motor 2012 plc	1.286%	2/25/20	305	305
7	National Australia Bank Ltd.	2.000%	6/20/17	800	813
[4,6,7]Navistar Financial Dealer Note Master
	Owner Trust Series 2013-1	0.849%	1/25/18	700	701
4	Nissan Auto Lease Trust 2013-A	0.740%	10/15/18	250	249
[4,6]	Nissan Master Owner Trust Receivables
	Series 2012-A	0.652%	5/15/17	1,320	1,322
[4,6]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.482%	2/15/18	1,000	997
6	North Carolina State Education Assistance
	Authority 2011-1	1.166%	1/26/26	700	704
[4,6]	North Carolina State Education Assistance
	Authority 2011-2	1.066%	7/25/25	130	130
[4,7]	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	246
[4,7]	Rental Car Finance Corp. 2011-1A	2.510%	2/25/16	2,400	2,438
[4,8]	RFMSI Series 2006-SA2 Trust	3.637%	8/25/36	640	529
[4,8]	RFMSI Series 2006-SA3 Trust	3.699%	9/25/36	211	192
	Royal Bank of Canada	1.200%	9/19/17	475	470
4	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	120	118
4	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	150	148
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	600	590
[4,6,7]Silverstone Master Issuer plc 2010-1A		1.766%	1/21/55	790	806
7	Skandinaviska Enskilda Banken AB	1.375%	5/29/18	800	784

[4,6]	SLM Student Loan Trust 2005-5	0.366%	4/25/25	1,655	1,645
[4,6]	SLM Student Loan Trust 2005-9	0.386%	1/27/25	1,033	1,027
[4,6]	SLM Student Loan Trust 2006-5	0.376%	1/25/27	500	482
[4,6]	SLM Student Loan Trust 2006-6	0.376%	10/27/25	800	776
[4,6]	SLM Student Loan Trust 2007-1	0.356%	1/26/26	1,575	1,517
[4,6,7]SLM Student Loan Trust 2011-A		1.182%	10/15/24	342	343
[4,7]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	300	320
[4,7]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	1,400	1,461
[4,6,7]SLM Student Loan Trust 2011-C		1.582%	12/15/23	486	489
[4,7]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	637	695
[4,6]	SLM Student Loan Trust 2012-6	0.459%	9/25/19	875	858
[4,6,7]SLM Student Loan Trust 2012-B		1.282%	12/15/21	232	233
[4,7]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	450	472
[4,6,7]SLM Student Loan Trust 2012-E		0.932%	10/16/23	533	532
[4,6,7]SLM Student Loan Trust 2013-1		1.232%	5/17/27	600	589
[4,7]	SLM Student Loan Trust 2013-1	2.500%	3/15/47	200	184
[4,7]	SLM Student Loan Trust 2013-B	1.850%	6/17/30	250	242
[4,7]	SLM Student Loan Trust 2013-B	3.000%	5/16/44	100	94
[4,7]	SLM Student Loan Trust 2013-C	3.500%	6/15/44	140	131
[4,6,7]SMART ABS Series 2010-1US Trust		1.682%	12/14/15	754	759
[4,6,7]SMART ABS Series 2011-1US Trust		1.032%	10/14/14	23	23
[4,7]	SMART ABS Series 2011-1US Trust	1.770%	10/14/14	55	55
[4,7]	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	700	709
[4,7]	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	1,150	1,170
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	600	598
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	200	196
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	450	441
[4,7]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	332	354
[4,6]	South Carolina Student Loan Corp. Revenue
	2010-1	1.266%	7/25/25	650	657
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	150	146
7	SpareBank 1 Boligkreditt AS	1.750%	11/15/19	560	533
7	Stadshypotek AB	1.250%	5/23/18	255	249
7	Swedbank Hypotek AB	1.375%	3/28/18	345	339
[4,7]	Textainer Marine Containers Ltd. 2011-1A	4.700%	6/15/26	310	310
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	31
[4,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	595	576
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	220	207
[4,7]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	250	235
4	Volkswagen Auto Lease Trust 2012-A	1.060%	5/22/17	350	352
4	Volkswagen Auto Loan Enhanced Trust
	2012-1	1.150%	7/20/18	500	505
[4,6,7]Volkswagen Credit Auto Master Owner Trust
	2011-1A	0.860%	9/20/16	1,130	1,133
[4,7]	Volvo Financial Equipment LLC Series 2012-
	1	2.380%	9/16/19	150	153
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	230	248
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	1,030	1,133
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	1,090	1,197
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	863	954
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	6.123%	2/15/51	1,044	1,154

4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	384	385
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.497%	1/25/33	19	19
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.317%	8/25/33	30	30
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.428%	9/25/33	38	38
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	380	361
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	39
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	193
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	300	311
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.440%	7/15/46	110	113
[4,8]	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.637%	10/25/36	602	533
7	Westpac Banking Corp.	1.250%	12/15/17	400	392
[4,7]	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	140	149
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	215	202
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	270	268
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	135	137
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	100	96
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	210	198
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	70	67
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	47
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	170	175
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	495
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	7/15/46	350	360
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	470	461
4	World Omni Automobile Lease Securitization
	Trust 2011-A	1.780%	9/15/16	660	665
[4,6,7]World Omni Master Owner Trust 2013-1		0.532%	2/15/18	450	449
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $224,577)					225,014
Corporate Bonds (61.1%)
Finance (26.5%)
	Banking (19.9%)
	Abbey National Treasury Services plc	2.875%	4/25/14	510	516
7	Abbey National Treasury Services plc	3.875%	11/10/14	520	534
	Abbey National Treasury Services plc	4.000%	4/27/16	845	898
	Abbey National Treasury Services plc	3.050%	8/23/18	1,205	1,224
	American Express Centurion Bank	0.875%	11/13/15	85	85

American Express Centurion Bank	6.000%	9/13/17	1,200	1,392
American Express Co.	6.150%	8/28/17	440	514
American Express Co.	7.000%	3/19/18	535	645
American Express Credit Corp.	1.750%	6/12/15	315	320
American Express Credit Corp.	2.750%	9/15/15	1,126	1,170
American Express Credit Corp.	2.800%	9/19/16	1,230	1,287
American Express Credit Corp.	2.375%	3/24/17	790	815
Amsouth Bank	5.200%	4/1/15	230	242
Associated Banc-Corp	1.875%	3/12/14	1,100	1,102
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	500	500
7 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	900	943
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	1,100	1,101
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	386
7 Banco Votorantim SA	5.250%	2/11/16	280	288
Bancolombia SA	4.250%	1/12/16	180	186
Bank of America Corp.	7.375%	5/15/14	825	858
Bank of America Corp.	4.500%	4/1/15	1,675	1,759
Bank of America Corp.	3.700%	9/1/15	100	105
Bank of America Corp.	1.500%	10/9/15	635	638
Bank of America Corp.	3.625%	3/17/16	225	237
Bank of America Corp.	3.750%	7/12/16	150	159
Bank of America Corp.	6.500%	8/1/16	1,560	1,768
Bank of America Corp.	5.625%	10/14/16	490	546
Bank of America Corp.	5.420%	3/15/17	485	532
Bank of America Corp.	3.875%	3/22/17	1,160	1,234
Bank of America Corp.	6.000%	9/1/17	640	727
Bank of America Corp.	5.750%	12/1/17	770	867
Bank of America Corp.	2.000%	1/11/18	610	600
Bank of America Corp.	5.650%	5/1/18	320	362
Bank of America NA	5.300%	3/15/17	240	265
Bank of America NA	6.100%	6/15/17	160	179
Bank of Montreal	0.800%	11/6/15	500	500
Bank of Montreal	2.500%	1/11/17	2,415	2,497
Bank of Montreal	1.400%	9/11/17	955	944
Bank of Montreal	1.450%	4/9/18	1,150	1,129
Bank of New York Mellon Corp.	4.950%	3/15/15	1,055	1,113
Bank of New York Mellon Corp.	2.300%	7/28/16	750	776
Bank of New York Mellon Corp.	2.400%	1/17/17	710	733
Bank of Nova Scotia	2.050%	10/7/15	212	217
Bank of Nova Scotia	0.750%	10/9/15	740	740
Bank of Nova Scotia	2.900%	3/29/16	345	360
Bank of Nova Scotia	1.375%	7/15/16	1,810	1,830
Bank of Nova Scotia	2.550%	1/12/17	1,500	1,556
Bank of Nova Scotia	1.375%	12/18/17	500	492
Bank One Corp.	4.900%	4/30/15	385	408
Barclays Bank plc	5.200%	7/10/14	665	688
Barclays Bank plc	2.750%	2/23/15	1,120	1,148
Barclays Bank plc	5.000%	9/22/16	1,225	1,354
BB&T Corp.	2.050%	4/28/14	420	423
BB&T Corp.	5.700%	4/30/14	711	733
BB&T Corp.	5.200%	12/23/15	520	565
BB&T Corp.	3.200%	3/15/16	1,086	1,140
BB&T Corp.	3.950%	4/29/16	110	118
BB&T Corp.	2.150%	3/22/17	1,360	1,385
BB&T Corp.	4.900%	6/30/17	250	277
BB&T Corp.	1.600%	8/15/17	540	536
BBVA US Senior SAU	4.664%	10/9/15	3,120	3,251

	Bear Stearns Cos. LLC	5.300%	10/30/15	585	633
	Bear Stearns Cos. LLC	5.550%	1/22/17	550	612
	Bear Stearns Cos. LLC	6.400%	10/2/17	530	618
	Bear Stearns Cos. LLC	7.250%	2/1/18	460	551
	BNP Paribas SA	3.250%	3/11/15	700	724
	BNP Paribas SA	3.600%	2/23/16	2,170	2,293
	BNP Paribas SA	2.375%	9/14/17	3,775	3,835
	BNP Paribas SA	2.700%	8/20/18	965	978
	BNY Mellon NA	4.750%	12/15/14	470	493
	Branch Banking & Trust Co.	5.625%	9/15/16	240	270
	Canadian Imperial Bank of Commerce	1.350%	7/18/16	540	544
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	755	741
	Capital One Financial Corp.	2.150%	3/23/15	675	686
	Capital One Financial Corp.	6.150%	9/1/16	105	118
	Capital One NA	1.500%	3/22/18	1,405	1,365
	Citigroup Inc.	6.375%	8/12/14	153	160
	Citigroup Inc.	5.000%	9/15/14	495	514
	Citigroup Inc.	5.500%	10/15/14	167	175
	Citigroup Inc.	6.010%	1/15/15	474	504
	Citigroup Inc.	4.875%	5/7/15	151	159
	Citigroup Inc.	4.700%	5/29/15	475	503
	Citigroup Inc.	4.587%	12/15/15	300	321
	Citigroup Inc.	5.300%	1/7/16	185	201
	Citigroup Inc.	1.250%	1/15/16	55	55
	Citigroup Inc.	3.953%	6/15/16	1,485	1,582
	Citigroup Inc.	5.850%	8/2/16	335	374
	Citigroup Inc.	4.450%	1/10/17	615	666
	Citigroup Inc.	6.125%	11/21/17	515	592
	Citigroup Inc.	2.500%	9/26/18	1,190	1,183
[4,7,9]Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Comerica Bank	5.700%	6/1/14	470	486
	Comerica Bank	5.750%	11/21/16	425	481
	Comerica Bank	5.200%	8/22/17	175	196
	Commonwealth Bank of Australia	1.950%	3/16/15	900	918
	Commonwealth Bank of Australia	1.250%	9/18/15	850	858
7	Commonwealth Bank of Australia	3.250%	3/17/16	700	736
	Commonwealth Bank of Australia	1.900%	9/18/17	470	472
	Commonwealth Bank of Australia	2.500%	9/20/18	685	694
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	300	308
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	3,325	3,540
	Countrywide Financial Corp.	6.250%	5/15/16	945	1,045
	Credit Suisse	3.500%	3/23/15	1,004	1,046
	Credit Suisse USA Inc.	4.875%	1/15/15	367	387
	Credit Suisse USA Inc.	5.125%	8/15/15	1,125	1,215
	Credit Suisse USA Inc.	5.375%	3/2/16	275	303
	Credit Suisse USA Inc.	5.850%	8/16/16	450	509
7	Danske Bank A/S	3.875%	4/14/16	525	555
	Deutsche Bank AG	3.875%	8/18/14	206	212
	Deutsche Bank AG	3.450%	3/30/15	665	692
	Deutsche Bank AG	3.250%	1/11/16	923	968
	Deutsche Bank AG	6.000%	9/1/17	2,245	2,585
	Deutsche Bank Financial LLC	5.375%	3/2/15	250	263
	Fifth Third Bank	0.900%	2/26/16	605	601
	Fifth Third Bank	1.450%	2/28/18	530	514
4	Fifth Third Capital Trust IV	6.500%	4/15/67	40	40

First Horizon National Corp.	5.375%	12/15/15	1,375	1,488
First Tennessee Bank NA	5.050%	1/15/15	491	510
Goldman Sachs Group Inc.	5.150%	1/15/14	195	197
Goldman Sachs Group Inc.	5.000%	10/1/14	425	442
Goldman Sachs Group Inc.	5.125%	1/15/15	1,545	1,625
Goldman Sachs Group Inc.	3.300%	5/3/15	645	667
Goldman Sachs Group Inc.	3.700%	8/1/15	1,260	1,315
Goldman Sachs Group Inc.	5.350%	1/15/16	1,009	1,100
Goldman Sachs Group Inc.	3.625%	2/7/16	1,155	1,215
Goldman Sachs Group Inc.	5.750%	10/1/16	1,000	1,118
Goldman Sachs Group Inc.	5.625%	1/15/17	885	980
Goldman Sachs Group Inc.	6.250%	9/1/17	1,673	1,913
Goldman Sachs Group Inc.	5.950%	1/18/18	960	1,087
Goldman Sachs Group Inc.	2.375%	1/22/18	765	759
Goldman Sachs Group Inc.	6.150%	4/1/18	380	433
Goldman Sachs Group Inc.	2.900%	7/19/18	300	302
7 HSBC Bank plc	1.500%	5/15/18	535	520
HSBC Bank USA NA	6.000%	8/9/17	290	330
HSBC USA Inc.	2.375%	2/13/15	2,210	2,260
HSBC USA Inc.	1.625%	1/16/18	1,545	1,513
HSBC USA Inc.	2.625%	9/24/18	755	764
HSBC USA Inc.	5.000%	9/27/20	185	199
Huntington Bancshares Inc.	2.600%	8/2/18	575	573
Intesa Sanpaolo SPA	3.125%	1/15/16	1,800	1,806
Intesa Sanpaolo SPA	3.875%	1/16/18	1,525	1,498
JPMorgan Chase & Co.	4.875%	3/15/14	800	816
JPMorgan Chase & Co.	5.125%	9/15/14	662	689
JPMorgan Chase & Co.	3.700%	1/20/15	953	987
JPMorgan Chase & Co.	4.750%	3/1/15	440	465
JPMorgan Chase & Co.	1.875%	3/20/15	875	889
JPMorgan Chase & Co.	3.400%	6/24/15	410	427
6 JPMorgan Chase & Co.	1.469%	9/1/15	190	190
JPMorgan Chase & Co.	5.150%	10/1/15	150	161
JPMorgan Chase & Co.	1.100%	10/15/15	675	676
JPMorgan Chase & Co.	2.600%	1/15/16	463	478
JPMorgan Chase & Co.	1.125%	2/26/16	725	724
JPMorgan Chase & Co.	3.450%	3/1/16	1,230	1,295
JPMorgan Chase & Co.	3.150%	7/5/16	1,605	1,686
JPMorgan Chase & Co.	2.000%	8/15/17	100	100
JPMorgan Chase & Co.	6.000%	1/15/18	1,155	1,327
JPMorgan Chase & Co.	1.800%	1/25/18	575	566
JPMorgan Chase & Co.	1.625%	5/15/18	205	198
JPMorgan Chase Bank NA	5.875%	6/13/16	250	279
JPMorgan Chase Bank NA	6.000%	7/5/17	215	245
JPMorgan Chase Bank NA	6.000%	10/1/17	245	280
KeyBank NA	1.650%	2/1/18	800	786
Lloyds Bank plc	4.875%	1/21/16	2,461	2,660
Lloyds Bank plc	4.200%	3/28/17	1,060	1,141
7 Lloyds Bank plc	6.500%	9/14/20	365	402
7 Macquarie Bank Ltd.	2.000%	8/15/16	985	988
Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	1,089
Manufacturers & Traders Trust Co.	1.450%	3/7/18	605	592
4 Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	249
Mellon Funding Corp.	5.000%	12/1/14	165	173
Merrill Lynch & Co. Inc.	5.450%	7/15/14	715	741
Merrill Lynch & Co. Inc.	5.000%	1/15/15	675	708
Merrill Lynch & Co. Inc.	6.050%	5/16/16	810	890

Merrill Lynch & Co. Inc.	5.700%	5/2/17	162	179
Merrill Lynch & Co. Inc.	6.400%	8/28/17	391	449
Merrill Lynch & Co. Inc.	6.875%	4/25/18	700	825
Morgan Stanley	4.750%	4/1/14	1,169	1,190
Morgan Stanley	4.200%	11/20/14	565	585
Morgan Stanley	4.100%	1/26/15	900	933
Morgan Stanley	6.000%	4/28/15	665	714
Morgan Stanley	4.000%	7/24/15	400	417
Morgan Stanley	5.375%	10/15/15	610	656
Morgan Stanley	3.450%	11/2/15	250	259
Morgan Stanley	1.750%	2/25/16	180	181
Morgan Stanley	3.800%	4/29/16	1,410	1,482
Morgan Stanley	5.750%	10/18/16	505	560
Morgan Stanley	5.450%	1/9/17	1,540	1,691
Morgan Stanley	4.750%	3/22/17	515	559
Morgan Stanley	5.550%	4/27/17	455	506
Morgan Stanley	6.250%	8/28/17	235	267
Morgan Stanley	5.950%	12/28/17	895	1,016
National Australia Bank Ltd.	2.000%	3/9/15	300	306
National Australia Bank Ltd.	1.600%	8/7/15	250	254
National Australia Bank Ltd.	1.300%	7/25/16	1,400	1,407
National Australia Bank Ltd.	2.750%	3/9/17	530	550
National Australia Bank Ltd.	2.300%	7/25/18	1,000	1,010
National Bank of Canada	1.500%	6/26/15	100	101
National Bank of Canada	1.450%	11/7/17	375	369
National City Bank	5.250%	12/15/16	250	278
National City Bank	5.800%	6/7/17	375	426
National City Corp.	6.875%	5/15/19	190	226
7 Nordea Bank AB	1.625%	5/15/18	300	292
PNC Bank NA	0.800%	1/28/16	655	653
PNC Bank NA	5.250%	1/15/17	665	739
PNC Bank NA	4.875%	9/21/17	365	406
PNC Bank NA	6.000%	12/7/17	115	133
PNC Bank NA	6.875%	4/1/18	100	120
PNC Funding Corp.	5.400%	6/10/14	200	207
PNC Funding Corp.	3.625%	2/8/15	115	119
PNC Funding Corp.	4.250%	9/21/15	615	655
PNC Funding Corp.	5.625%	2/1/17	105	117
Regions Bank	7.500%	5/15/18	845	995
Regions Financial Corp.	5.750%	6/15/15	815	873
Regions Financial Corp.	2.000%	5/15/18	650	632
Royal Bank of Canada	1.150%	3/13/15	500	505
Royal Bank of Canada	0.800%	10/30/15	800	800
Royal Bank of Canada	2.625%	12/15/15	120	125
Royal Bank of Canada	2.875%	4/19/16	1,700	1,782
Royal Bank of Canada	2.300%	7/20/16	1,515	1,567
Royal Bank of Canada	2.200%	7/27/18	1,900	1,908
Royal Bank of Scotland Group plc	2.550%	9/18/15	750	766
Royal Bank of Scotland NV	4.650%	6/4/18	500	514
Royal Bank of Scotland plc	4.875%	3/16/15	620	653
Royal Bank of Scotland plc	3.950%	9/21/15	501	525
Royal Bank of Scotland plc	4.375%	3/16/16	2,394	2,554
Santander Holdings USA Inc.	3.000%	9/24/15	610	626
Santander Holdings USA Inc.	4.625%	4/19/16	1,460	1,545
Santander Holdings USA Inc.	3.450%	8/27/18	255	261
7 Societe Generale SA	3.100%	9/14/15	100	104
7 Societe Generale SA	3.500%	1/15/16	195	204

Societe Generale SA	2.750%	10/12/17	1,340	1,376
Societe Generale SA	2.625%	10/1/18	870	873
SouthTrust Corp.	5.800%	6/15/14	680	704
Sovereign Bank	8.750%	5/30/18	795	944
State Street Bank & Trust Co.	5.300%	1/15/16	190	207
State Street Corp.	5.375%	4/30/17	480	542
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	235	235
6 SunTrust Bank	0.574%	4/1/15	145	144
SunTrust Banks Inc.	3.600%	4/15/16	1,275	1,346
SunTrust Banks Inc.	3.500%	1/20/17	295	312
SunTrust Banks Inc.	6.000%	9/11/17	205	234
Svenska Handelsbanken AB	2.875%	4/4/17	650	677
7 Swedbank AB	2.125%	9/29/17	60	60
7 Swedbank AB	1.750%	3/12/18	670	660
Toronto-Dominion Bank	2.500%	7/14/16	509	529
UBS AG	3.875%	1/15/15	634	660
UBS AG	5.875%	12/20/17	2,265	2,618
UBS AG	5.750%	4/25/18	2,462	2,856
Union Bank NA	5.950%	5/11/16	1,190	1,329
Union Bank NA	3.000%	6/6/16	1,410	1,476
Union Bank NA	1.500%	9/26/16	590	593
Union Bank NA	2.125%	6/16/17	610	614
Union Bank NA	2.625%	9/26/18	640	647
US Bancorp	1.650%	5/15/17	730	733
6 US Bank NA	0.548%	10/14/14	180	180
4 US Bank NA	3.778%	4/29/20	1,070	1,115
Wachovia Bank NA	4.800%	11/1/14	150	157
Wachovia Bank NA	4.875%	2/1/15	134	141
Wachovia Bank NA	5.000%	8/15/15	250	268
Wachovia Bank NA	5.600%	3/15/16	405	447
Wachovia Bank NA	6.000%	11/15/17	1,190	1,373
Wachovia Corp.	4.875%	2/15/14	369	375
Wachovia Corp.	5.250%	8/1/14	1,048	1,087
Wachovia Corp.	5.625%	10/15/16	920	1,032
Wachovia Corp.	5.750%	2/1/18	770	890
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	517	—
Wells Fargo & Co.	4.625%	4/15/14	321	328
Wells Fargo & Co.	3.676%	6/15/16	1,230	1,311
Wells Fargo & Co.	1.250%	7/20/16	835	835
Wells Fargo Bank NA	4.750%	2/9/15	285	300
Wells Fargo Bank NA	0.750%	7/20/15	350	351
Westpac Banking Corp.	4.200%	2/27/15	1,225	1,287
Westpac Banking Corp.	3.000%	8/4/15	775	808
Westpac Banking Corp.	1.125%	9/25/15	650	655
Westpac Banking Corp.	3.000%	12/9/15	850	890
Westpac Banking Corp.	0.950%	1/12/16	500	499
Westpac Banking Corp.	2.000%	8/14/17	975	986
Westpac Banking Corp.	1.600%	1/12/18	960	948
Westpac Banking Corp.	2.250%	7/30/18	500	503
Zions Bancorporation	5.500%	11/16/15	180	187

Brokerage (0.3%)
Ameriprise Financial Inc.	5.650%	11/15/15	185	203
4 Ameriprise Financial Inc.	7.518%	6/1/66	155	171
Charles Schwab Corp.	0.850%	12/4/15	350	350
Charles Schwab Corp.	2.200%	7/25/18	120	121

Franklin Resources Inc.	1.375%	9/15/17	380	374
Franklin Resources Inc.	2.800%	9/15/22	125	118
Jefferies Group LLC	5.125%	4/13/18	365	391
9 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
Nomura Holdings Inc.	4.125%	1/19/16	230	241
Nomura Holdings Inc.	2.000%	9/13/16	1,260	1,258

Finance Companies (1.9%)
General Electric Capital Corp.	4.750%	9/15/14	242	252
General Electric Capital Corp.	3.750%	11/14/14	850	881
General Electric Capital Corp.	2.150%	1/9/15	90	92
General Electric Capital Corp.	3.500%	6/29/15	480	502
General Electric Capital Corp.	1.625%	7/2/15	605	614
General Electric Capital Corp.	4.375%	9/21/15	260	278
General Electric Capital Corp.	2.250%	11/9/15	485	498
General Electric Capital Corp.	1.000%	12/11/15	170	170
General Electric Capital Corp.	5.000%	1/8/16	595	647
General Electric Capital Corp.	2.950%	5/9/16	970	1,014
General Electric Capital Corp.	3.350%	10/17/16	1,115	1,181
General Electric Capital Corp.	2.900%	1/9/17	965	1,010
General Electric Capital Corp.	5.400%	2/15/17	700	787
General Electric Capital Corp.	2.300%	4/27/17	1,574	1,617
General Electric Capital Corp.	5.625%	9/15/17	265	302
General Electric Capital Corp.	1.625%	4/2/18	360	355
General Electric Capital Corp.	5.625%	5/1/18	550	631
4 General Electric Capital Corp.	6.375%	11/15/67	165	176
HSBC Finance Corp.	5.250%	4/15/15	475	504
HSBC Finance Corp.	5.000%	6/30/15	1,104	1,175
HSBC Finance Corp.	5.500%	1/19/16	1,507	1,646
6 HSBC Finance Corp.	0.690%	6/1/16	425	423
SLM Corp.	3.875%	9/10/15	1,580	1,612
SLM Corp.	6.250%	1/25/16	2,440	2,616
SLM Corp.	6.000%	1/25/17	780	828
SLM Corp.	4.625%	9/25/17	480	486
SLM Corp.	5.500%	1/15/19	110	109

Insurance (3.0%)
ACE INA Holdings Inc.	5.700%	2/15/17	830	935
Aetna Inc.	6.500%	9/15/18	300	356
Aflac Inc.	2.650%	2/15/17	250	258
Alleghany Corp.	5.625%	9/15/20	210	230
Allied World Assurance Co. Ltd.	7.500%	8/1/16	735	848
Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	55
American Financial Group Inc.	9.875%	6/15/19	115	149
American International Group Inc.	3.000%	3/20/15	1,030	1,060
American International Group Inc.	2.375%	8/24/15	250	253
American International Group Inc.	5.050%	10/1/15	585	631
American International Group Inc.	4.875%	9/15/16	923	1,013
American International Group Inc.	5.600%	10/18/16	300	335
American International Group Inc.	3.800%	3/22/17	465	494
American International Group Inc.	5.450%	5/18/17	365	408
American International Group Inc.	5.850%	1/16/18	2,190	2,494
American International Group Inc.	8.250%	8/15/18	1,280	1,596
Assurant Inc.	2.500%	3/15/18	700	687
Axis Capital Holdings Ltd.	5.750%	12/1/14	555	586
Axis Specialty Finance LLC	5.875%	6/1/20	60	67
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	270	272

Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	692
Berkshire Hathaway Inc.	3.200%	2/11/15	215	223
Berkshire Hathaway Inc.	2.200%	8/15/16	125	129
Berkshire Hathaway Inc.	1.900%	1/31/17	566	578
Berkshire Hathaway Inc.	1.550%	2/9/18	740	734
Chubb Corp.	5.750%	5/15/18	140	164
4 Chubb Corp.	6.375%	3/29/67	90	96
Cigna Corp.	2.750%	11/15/16	175	182
CNA Financial Corp.	5.850%	12/15/14	270	286
CNA Financial Corp.	6.500%	8/15/16	505	571
CNA Financial Corp.	7.350%	11/15/19	100	122
Coventry Health Care Inc.	6.125%	1/15/15	575	614
Genworth Holdings Inc.	5.750%	6/15/14	181	187
Genworth Holdings Inc.	6.515%	5/22/18	425	480
Genworth Holdings Inc.	7.700%	6/15/20	74	87
Hartford Financial Services Group Inc.	4.000%	3/30/15	200	209
Hartford Financial Services Group Inc.	4.000%	10/15/17	126	135
Jefferson-Pilot Corp.	4.750%	1/30/14	220	223
Manulife Financial Corp.	3.400%	9/17/15	380	396
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	126
7 MassMutual Global Funding II	3.125%	4/14/16	375	394
7 MassMutual Global Funding II	2.500%	10/17/22	225	206
MetLife Inc.	2.375%	2/6/14	875	881
MetLife Inc.	6.750%	6/1/16	990	1,134
MetLife Inc.	1.756%	12/15/17	300	298
MetLife Inc.	6.817%	8/15/18	315	381
7 Metropolitan Life Global Funding I	1.500%	1/10/18	650	638
7 Pacific LifeCorp	6.000%	2/10/20	255	285
PartnerRe Finance A LLC	6.875%	6/1/18	400	467
7 Pricoa Global Funding I	1.600%	5/29/18	350	342
Principal Financial Group Inc.	1.850%	11/15/17	400	397
7 Principal Life Global Funding I	5.050%	3/15/15	250	265
7 Principal Life Global Funding II	2.250%	10/15/18	275	277
4 Progressive Corp.	6.700%	6/15/67	215	230
Prudential Financial Inc.	5.100%	9/20/14	250	261
Prudential Financial Inc.	6.200%	1/15/15	310	331
Prudential Financial Inc.	4.750%	9/17/15	445	478
Prudential Financial Inc.	3.000%	5/12/16	275	288
Reinsurance Group of America Inc.	5.625%	3/15/17	275	304
Reinsurance Group of America Inc.	6.450%	11/15/19	360	418
Transatlantic Holdings Inc.	5.750%	12/14/15	780	850
Travelers Cos. Inc.	6.250%	6/20/16	245	279
Travelers Cos. Inc.	5.750%	12/15/17	356	414
Travelers Cos. Inc.	5.800%	5/15/18	522	608
UnitedHealth Group Inc.	1.400%	10/15/17	525	521
7 UnumProvident Finance Co. plc	6.850%	11/15/15	455	499
WellPoint Inc.	5.250%	1/15/16	155	169
WellPoint Inc.	5.875%	6/15/17	260	297
WellPoint Inc.	2.300%	7/15/18	250	250
XL Group plc	5.250%	9/15/14	1,199	1,248

Other Finance (0.1%)
NYSE Euronext	2.000%	10/5/17	980	980
ORIX Corp.	3.750%	3/9/17	500	518

Real Estate Investment Trusts (1.3%)
BioMed Realty LP	3.850%	4/15/16	115	121

Boston Properties LP	3.700%	11/15/18	100	105
Brandywine Operating Partnership LP	5.400%	11/1/14	150	157
Brandywine Operating Partnership LP	5.700%	5/1/17	305	336
Brandywine Operating Partnership LP	4.950%	4/15/18	350	378
DDR Corp.	4.750%	4/15/18	490	532
Digital Realty Trust LP	4.500%	7/15/15	1,448	1,521
Duke Realty LP	7.375%	2/15/15	125	135
Duke Realty LP	5.950%	2/15/17	237	265
Duke Realty LP	6.500%	1/15/18	80	92
7 Goodman Funding Pty Ltd.	6.375%	11/12/20	450	498
HCP Inc.	3.750%	2/1/16	395	416
HCP Inc.	6.000%	1/30/17	250	282
HCP Inc.	5.625%	5/1/17	30	34
HCP Inc.	6.700%	1/30/18	1,050	1,225
Health Care REIT Inc.	3.625%	3/15/16	107	112
Health Care REIT Inc.	4.700%	9/15/17	365	401
Health Care REIT Inc.	2.250%	3/15/18	125	124
Health Care REIT Inc.	4.125%	4/1/19	577	607
Kilroy Realty LP	4.800%	7/15/18	435	467
Kimco Realty Corp.	5.783%	3/15/16	380	418
Kimco Realty Corp.	4.300%	2/1/18	390	419
Liberty Property LP	4.750%	10/1/20	35	37
ProLogis LP	6.250%	3/15/17	355	404
ProLogis LP	4.500%	8/15/17	200	216
ProLogis LP	6.625%	5/15/18	245	287
ProLogis LP	2.750%	2/15/19	685	684
Realty Income Corp.	2.000%	1/31/18	130	127
Regency Centers LP	5.875%	6/15/17	325	363
Senior Housing Properties Trust	4.300%	1/15/16	340	352
Simon Property Group LP	5.100%	6/15/15	185	199
Simon Property Group LP	6.100%	5/1/16	165	184
Simon Property Group LP	2.800%	1/30/17	547	567
Simon Property Group LP	5.875%	3/1/17	220	248
Simon Property Group LP	6.125%	5/30/18	535	629
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	715	701
				284,725
Industrial (29.9%)
Basic Industry (2.6%)
Air Products & Chemicals Inc.	2.000%	8/2/16	265	271
Air Products & Chemicals Inc.	1.200%	10/15/17	275	269
Airgas Inc.	1.650%	2/15/18	415	406
Barrick Gold Corp.	2.900%	5/30/16	1,115	1,128
Barrick Gold Corp.	2.500%	5/1/18	150	143
Barrick Gold Corp.	6.950%	4/1/19	100	114
7 Barrick International Barbados Corp.	5.750%	10/15/16	300	320
Barrick North America Finance LLC	6.800%	9/15/18	480	546
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	1,100	1,129
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	551	563
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,720	1,732
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	638	719
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	230	230
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	338	406
CF Industries Inc.	6.875%	5/1/18	935	1,094
Eastman Chemical Co.	2.400%	6/1/17	518	527
Ecolab Inc.	2.375%	12/8/14	385	392
Ecolab Inc.	1.450%	12/8/17	705	694
EI du Pont de Nemours & Co.	5.875%	1/15/14	8	8

EI du Pont de Nemours & Co.	6.000%	7/15/18	1,008	1,195
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	255	256
7 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	815	791
7 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	380	358
Goldcorp Inc.	2.125%	3/15/18	360	351
International Paper Co.	5.300%	4/1/15	250	266
International Paper Co.	7.950%	6/15/18	866	1,074
Nucor Corp.	5.750%	12/1/17	209	238
Nucor Corp.	5.850%	6/1/18	595	684
Plains Exploration & Production Co.	6.125%	6/15/19	280	300
Plains Exploration & Production Co.	6.500%	11/15/20	530	568
Plains Exploration & Production Co.	6.750%	2/1/22	145	155
Plains Exploration & Production Co.	6.875%	2/15/23	400	430
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	463	486
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	2,390	2,505
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	520	534
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	460	544
Rio Tinto Finance USA plc	1.375%	6/17/16	915	915
Rio Tinto Finance USA plc	2.000%	3/22/17	1,000	1,007
Rio Tinto Finance USA plc	1.625%	8/21/17	1,285	1,267
Teck Resources Ltd.	3.850%	8/15/17	205	214
Teck Resources Ltd.	2.500%	2/1/18	270	268
Vale Overseas Ltd.	6.250%	1/11/16	579	637
Vale Overseas Ltd.	6.250%	1/23/17	739	825
7 Xstrata Finance Canada Ltd.	2.050%	10/23/15	720	719
7 Xstrata Finance Canada Ltd.	3.600%	1/15/17	400	410

Capital Goods (2.8%)
7 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	363
Boeing Capital Corp.	2.125%	8/15/16	520	538
Boeing Capital Corp.	2.900%	8/15/18	310	325
Boeing Co.	3.500%	2/15/15	790	823
Boeing Co.	0.950%	5/15/18	525	506
Caterpillar Financial Services Corp.	6.125%	2/17/14	940	960
Caterpillar Financial Services Corp.	1.650%	4/1/14	625	629
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	138
Caterpillar Financial Services Corp.	1.100%	5/29/15	240	242
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	259
Caterpillar Financial Services Corp.	2.650%	4/1/16	125	130
Caterpillar Financial Services Corp.	2.050%	8/1/16	580	597
Caterpillar Financial Services Corp.	1.625%	6/1/17	115	116
Caterpillar Financial Services Corp.	1.250%	11/6/17	275	271
Caterpillar Inc.	1.500%	6/26/17	250	252
CRH America Inc.	4.125%	1/15/16	950	999
CRH America Inc.	8.125%	7/15/18	375	457
Danaher Corp.	1.300%	6/23/14	325	327
Danaher Corp.	2.300%	6/23/16	562	582
7 Embraer Overseas Ltd.	5.696%	9/16/23	263	256
Emerson Electric Co.	4.125%	4/15/15	230	242
General Dynamics Corp.	1.375%	1/15/15	250	253
General Dynamics Corp.	1.000%	11/15/17	1,765	1,721
General Electric Co.	0.850%	10/9/15	370	371
General Electric Co.	5.250%	12/6/17	1,970	2,243
Harsco Corp.	2.700%	10/15/15	312	317
Honeywell International Inc.	5.300%	3/1/18	123	141
Honeywell International Inc.	5.000%	2/15/19	560	642
Illinois Tool Works Inc.	5.150%	4/1/14	565	578

7 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	440	441
John Deere Capital Corp.	1.250%	12/2/14	385	389
John Deere Capital Corp.	2.950%	3/9/15	550	570
John Deere Capital Corp.	0.875%	4/17/15	125	126
John Deere Capital Corp.	0.950%	6/29/15	425	428
John Deere Capital Corp.	0.700%	9/4/15	150	150
John Deere Capital Corp.	0.750%	1/22/16	250	250
John Deere Capital Corp.	2.250%	6/7/16	650	674
John Deere Capital Corp.	1.850%	9/15/16	960	983
John Deere Capital Corp.	2.000%	1/13/17	320	328
John Deere Capital Corp.	1.400%	3/15/17	510	511
John Deere Capital Corp.	2.800%	9/18/17	160	168
John Deere Capital Corp.	1.200%	10/10/17	810	799
John Deere Capital Corp.	1.300%	3/12/18	475	466
John Deere Capital Corp.	5.350%	4/3/18	365	418
John Deere Capital Corp.	5.750%	9/10/18	120	140
L-3 Communications Corp.	3.950%	11/15/16	405	432
Lockheed Martin Corp.	2.125%	9/15/16	375	386
Lockheed Martin Corp.	4.250%	11/15/19	482	524
Mohawk Industries Inc.	6.375%	1/15/16	435	479
Precision Castparts Corp.	0.700%	12/20/15	460	459
Precision Castparts Corp.	1.250%	1/15/18	1,440	1,403
Raytheon Co.	6.750%	3/15/18	185	223
Republic Services Inc.	3.800%	5/15/18	140	149
Roper Industries Inc.	1.850%	11/15/17	240	239
Roper Industries Inc.	2.050%	10/1/18	235	231
7 Schneider Electric SA	2.950%	9/27/22	150	141
United Technologies Corp.	4.875%	5/1/15	100	107
United Technologies Corp.	1.800%	6/1/17	1,800	1,830
United Technologies Corp.	5.375%	12/15/17	621	715
United Technologies Corp.	4.500%	4/15/20	70	78
Waste Management Inc.	6.375%	3/11/15	420	453
Waste Management Inc.	2.600%	9/1/16	230	238
Waste Management Inc.	6.100%	3/15/18	275	319

Communication (5.5%)
America Movil SAB de CV	5.500%	3/1/14	420	428
America Movil SAB de CV	5.750%	1/15/15	635	672
America Movil SAB de CV	3.625%	3/30/15	1,050	1,087
America Movil SAB de CV	2.375%	9/8/16	2,140	2,177
America Movil SAB de CV	5.625%	11/15/17	270	306
American Tower Corp.	4.625%	4/1/15	375	392
American Tower Corp.	4.500%	1/15/18	125	132
American Tower Corp.	3.400%	2/15/19	680	671
AT&T Inc.	5.100%	9/15/14	1,275	1,330
AT&T Inc.	0.875%	2/13/15	250	251
AT&T Inc.	2.500%	8/15/15	1,425	1,467
AT&T Inc.	0.900%	2/12/16	800	797
AT&T Inc.	2.950%	5/15/16	550	575
AT&T Inc.	5.625%	6/15/16	670	746
AT&T Inc.	2.400%	8/15/16	1,735	1,792
AT&T Inc.	1.600%	2/15/17	820	821
AT&T Inc.	1.700%	6/1/17	1,740	1,737
AT&T Inc.	1.400%	12/1/17	600	586
AT&T Inc.	5.500%	2/1/18	1,979	2,243
AT&T Inc.	5.600%	5/15/18	200	229
BellSouth Corp.	5.200%	9/15/14	875	914

7 British Sky Broadcasting Group plc	6.100%	2/15/18	130	149
7 British Sky Broadcasting Group plc	9.500%	11/15/18	435	569
7 BSKYB Finance UK plc	5.625%	10/15/15	125	136
CBS Corp.	1.950%	7/1/17	550	553
CBS Corp.	4.625%	5/15/18	60	66
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	550	559
Comcast Cable Communications LLC	8.875%	5/1/17	600	751
Comcast Corp.	6.500%	1/15/15	515	554
Comcast Corp.	5.850%	11/15/15	425	470
Comcast Corp.	5.900%	3/15/16	1,060	1,185
Comcast Corp.	6.500%	1/15/17	1,000	1,162
Comcast Corp.	6.300%	11/15/17	880	1,037
Comcast Corp.	5.875%	2/15/18	600	701
Comcast Corp.	5.700%	5/15/18	825	964
COX Communications Inc.	5.450%	12/15/14	126	133
Deutsche Telekom International Finance BV	4.875%	7/8/14	100	103
7 Deutsche Telekom International Finance BV	3.125%	4/11/16	910	949
Deutsche Telekom International Finance BV	6.750%	8/20/18	175	210
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.750%	10/1/14	220	229
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.550%	3/15/15	1,070	1,108
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.125%	2/15/16	440	455
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.500%	3/1/16	515	537
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	2.400%	3/15/17	1,165	1,172
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.875%	10/1/19	70	78
Discovery Communications LLC	3.700%	6/1/15	715	749
Embarq Corp.	7.082%	6/1/16	450	507
Interpublic Group of Cos. Inc.	6.250%	11/15/14	350	367
NBCUniversal Media LLC	3.650%	4/30/15	645	676
NBCUniversal Media LLC	2.875%	4/1/16	1,180	1,236
News America Inc.	7.250%	5/18/18	175	214
Omnicom Group Inc.	5.900%	4/15/16	850	950
Orange SA	2.125%	9/16/15	300	304
Orange SA	2.750%	9/14/16	190	196
Qwest Corp.	7.500%	10/1/14	225	238
Qwest Corp.	6.500%	6/1/17	185	209
Reed Elsevier Capital Inc.	7.750%	1/15/14	200	204
Rogers Communications Inc.	7.500%	3/15/15	250	274
Rogers Communications Inc.	6.800%	8/15/18	323	386
TCI Communications Inc.	8.750%	8/1/15	240	274
Telecom Italia Capital SA	6.999%	6/4/18	445	491
Telefonica Emisiones SAU	4.949%	1/15/15	505	526
Telefonica Emisiones SAU	3.729%	4/27/15	140	144
Telefonica Emisiones SAU	3.992%	2/16/16	625	649
Telefonica Emisiones SAU	6.421%	6/20/16	330	363
Telefonica Emisiones SAU	3.192%	4/27/18	1,030	1,019
Telefonos de Mexico SAB de CV	5.500%	1/27/15	225	237
Time Warner Cable Inc.	3.500%	2/1/15	125	129
Time Warner Cable Inc.	5.850%	5/1/17	390	425
Verizon Communications Inc.	1.250%	11/3/14	190	191
Verizon Communications Inc.	4.900%	9/15/15	200	215

Verizon Communications Inc.	0.700%	11/2/15	755	750
Verizon Communications Inc.	5.550%	2/15/16	660	726
Verizon Communications Inc.	3.000%	4/1/16	140	146
Verizon Communications Inc.	2.500%	9/15/16	1,415	1,457
Verizon Communications Inc.	2.000%	11/1/16	1,000	1,012
Verizon Communications Inc.	5.500%	4/1/17	200	225
Verizon Communications Inc.	5.500%	2/15/18	125	141
Verizon Communications Inc.	6.100%	4/15/18	655	757
Verizon Communications Inc.	3.650%	9/14/18	2,715	2,864
Vodafone Group plc	4.150%	6/10/14	610	625
Vodafone Group plc	5.375%	1/30/15	200	212
Vodafone Group plc	0.900%	2/19/16	325	323
Vodafone Group plc	5.750%	3/15/16	325	360
Vodafone Group plc	2.875%	3/16/16	1,185	1,229
Vodafone Group plc	5.625%	2/27/17	1,050	1,179
Vodafone Group plc	1.625%	3/20/17	960	956
Vodafone Group plc	1.250%	9/26/17	975	952
Vodafone Group plc	1.500%	2/19/18	885	861
WPP Finance UK	8.000%	9/15/14	245	261

Consumer Cyclical (4.0%)
AutoZone Inc.	5.750%	1/15/15	280	298
AutoZone Inc.	5.500%	11/15/15	155	169
AutoZone Inc.	7.125%	8/1/18	845	1,015
Brinker International Inc.	2.600%	5/15/18	160	160
7 Daimler Finance North America LLC	2.300%	1/9/15	520	529
7 Daimler Finance North America LLC	2.400%	4/10/17	260	264
7 Daimler Finance North America LLC	2.375%	8/1/18	700	698
Dollar General Corp.	4.125%	7/15/17	475	505
Dollar General Corp.	1.875%	4/15/18	235	228
7 Experian Finance plc	2.375%	6/15/17	660	655
Ford Motor Credit Co. LLC	7.000%	4/15/15	1,286	1,395
Ford Motor Credit Co. LLC	2.750%	5/15/15	844	862
Ford Motor Credit Co. LLC	5.625%	9/15/15	122	132
Ford Motor Credit Co. LLC	2.500%	1/15/16	420	429
Ford Motor Credit Co. LLC	4.207%	4/15/16	1,014	1,075
Ford Motor Credit Co. LLC	3.984%	6/15/16	1,095	1,157
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,375	1,625
Ford Motor Credit Co. LLC	4.250%	2/3/17	345	369
Ford Motor Credit Co. LLC	3.000%	6/12/17	625	643
Ford Motor Credit Co. LLC	6.625%	8/15/17	1,395	1,607
Ford Motor Credit Co. LLC	5.000%	5/15/18	1,160	1,273
7 General Motors Co.	3.500%	10/2/18	430	430
7 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	400	401
7 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	357	379
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	423
7 Harley-Davidson Funding Corp.	5.750%	12/15/14	610	644
7 Hyundai Capital America	3.750%	4/6/16	280	294
7 Hyundai Capital America	4.000%	6/8/17	280	295
7 Hyundai Capital Services Inc.	4.375%	7/27/16	280	299
7 Kia Motors Corp.	3.625%	6/14/16	651	680
Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,023
Lowe's Cos. Inc.	6.100%	9/15/17	300	347
Macy's Retail Holdings Inc.	7.875%	7/15/15	393	440
Macy's Retail Holdings Inc.	5.900%	12/1/16	977	1,105
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,060	1,263
Marriott International Inc.	6.375%	6/15/17	180	203

Marriott International Inc.	3.000%	3/1/19	240	242
Nordstrom Inc.	6.750%	6/1/14	202	210
Nordstrom Inc.	6.250%	1/15/18	370	432
PACCAR Financial Corp.	1.550%	9/29/14	1,100	1,112
PACCAR Financial Corp.	0.750%	8/14/15	320	321
PACCAR Financial Corp.	1.600%	3/15/17	160	160
Staples Inc.	2.750%	1/12/18	200	202
TJX Cos. Inc.	4.200%	8/15/15	205	219
TJX Cos. Inc.	6.950%	4/15/19	325	395
Toll Brothers Finance Corp.	5.150%	5/15/15	370	391
Toyota Motor Credit Corp.	2.000%	9/15/16	171	176
Toyota Motor Credit Corp.	2.050%	1/12/17	610	625
Toyota Motor Credit Corp.	1.750%	5/22/17	890	901
Viacom Inc.	2.500%	12/15/16	120	123
Viacom Inc.	6.125%	10/5/17	255	293
Viacom Inc.	2.500%	9/1/18	736	739
Viacom Inc.	5.625%	9/15/19	75	85
7 Volkswagen International Finance NV	1.875%	4/1/14	1,140	1,147
7 Volkswagen International Finance NV	2.375%	3/22/17	380	387
7 Volkswagen International Finance NV	1.600%	11/20/17	340	336
Wal-Mart Stores Inc.	1.625%	4/15/14	440	443
Wal-Mart Stores Inc.	2.875%	4/1/15	1,380	1,434
Wal-Mart Stores Inc.	1.500%	10/25/15	450	458
Wal-Mart Stores Inc.	0.600%	4/11/16	520	518
Wal-Mart Stores Inc.	2.800%	4/15/16	480	504
Wal-Mart Stores Inc.	5.375%	4/5/17	489	557
Wal-Mart Stores Inc.	5.800%	2/15/18	70	82
Wal-Mart Stores Inc.	1.125%	4/11/18	1,425	1,389
Wal-Mart Stores Inc.	1.950%	12/15/18	475	474
Wal-Mart Stores Inc.	3.625%	7/8/20	480	509
Walgreen Co.	1.000%	3/13/15	799	801
Walgreen Co.	1.800%	9/15/17	795	797
Walgreen Co.	5.250%	1/15/19	740	835
7 Wesfarmers Ltd.	2.983%	5/18/16	395	411
7 Wesfarmers Ltd.	1.874%	3/20/18	340	334
Wyndham Worldwide Corp.	2.950%	3/1/17	200	206
Wyndham Worldwide Corp.	2.500%	3/1/18	165	164
Yum! Brands Inc.	6.250%	4/15/16	431	483
Yum! Brands Inc.	6.250%	3/15/18	340	397

Consumer Noncyclical (8.0%)
AbbVie Inc.	1.200%	11/6/15	1,225	1,231
AbbVie Inc.	1.750%	11/6/17	2,700	2,680
AbbVie Inc.	2.000%	11/6/18	760	747
Actavis Inc.	1.875%	10/1/17	1,302	1,292
Allergan Inc.	5.750%	4/1/16	372	415
Allergan Inc.	1.350%	3/15/18	200	196
Altria Group Inc.	8.500%	11/10/13	937	945
Altria Group Inc.	4.125%	9/11/15	1,028	1,092
AmerisourceBergen Corp.	5.875%	9/15/15	222	243
Amgen Inc.	1.875%	11/15/14	1,180	1,196
Amgen Inc.	2.300%	6/15/16	1,395	1,441
Amgen Inc.	2.125%	5/15/17	1,040	1,056
Amgen Inc.	5.850%	6/1/17	583	668
Amgen Inc.	6.150%	6/1/18	112	131
Anheuser-Busch Cos. LLC	5.000%	1/15/15	181	191
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	140

Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	173
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	1,150	1,150
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	660	649
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	1,000	1,009
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	495	522
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	595	622
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	526	550
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	490	492
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,365	1,431
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,330	1,330
AstraZeneca plc	5.400%	6/1/14	500	517
AstraZeneca plc	1.950%	9/18/19	210	206
Avon Products Inc.	4.600%	3/15/20	100	103
Baxter International Inc.	0.950%	6/1/16	140	140
Baxter International Inc.	5.375%	6/1/18	255	294
Baxter International Inc.	1.850%	6/15/18	330	330
Boston Scientific Corp.	6.250%	11/15/15	270	298
Boston Scientific Corp.	6.400%	6/15/16	495	557
Boston Scientific Corp.	2.650%	10/1/18	240	239
Bottling Group LLC	5.500%	4/1/16	801	892
Brown-Forman Corp.	1.000%	1/15/18	130	126
Cardinal Health Inc.	1.900%	6/15/17	170	171
Cardinal Health Inc.	1.700%	3/15/18	305	298
CareFusion Corp.	5.125%	8/1/14	360	373
Celgene Corp.	2.450%	10/15/15	390	402
Celgene Corp.	1.900%	8/15/17	165	165
Celgene Corp.	2.300%	8/15/18	340	340
Church & Dwight Co. Inc.	3.350%	12/15/15	240	249
Clorox Co.	5.950%	10/15/17	120	138
Coca-Cola Co.	1.800%	9/1/16	820	843
Coca-Cola Co.	1.150%	4/1/18	325	318
ConAgra Foods Inc.	1.300%	1/25/16	510	511
ConAgra Foods Inc.	5.819%	6/15/17	120	136
ConAgra Foods Inc.	1.900%	1/25/18	1,615	1,595
ConAgra Foods Inc.	7.000%	4/15/19	129	155
Constellation Brands Inc.	3.750%	5/1/21	120	111
Constellation Brands Inc.	4.250%	5/1/23	120	110
Covidien International Finance SA	1.350%	5/29/15	100	101
Covidien International Finance SA	2.800%	6/15/15	345	357
Covidien International Finance SA	6.000%	10/15/17	943	1,092
CR Bard Inc.	2.875%	1/15/16	520	542
Delhaize Group SA	6.500%	6/15/17	330	375
Diageo Capital plc	7.375%	1/15/14	80	82
Diageo Capital plc	0.625%	4/29/16	275	273
Diageo Capital plc	1.500%	5/11/17	590	590
Diageo Capital plc	1.125%	4/29/18	285	276
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	200	208
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	365	437
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	70	71
Edwards Lifesciences Corp.	2.875%	10/15/18	600	598
Express Scripts Holding Co.	2.750%	11/21/14	570	583
Express Scripts Holding Co.	2.100%	2/12/15	780	793
Express Scripts Holding Co.	3.125%	5/15/16	876	917
Express Scripts Holding Co.	3.500%	11/15/16	795	842
Express Scripts Holding Co.	2.650%	2/15/17	1,162	1,201
Genentech Inc.	4.750%	7/15/15	420	450
General Mills Inc.	0.875%	1/29/16	325	325

General Mills Inc.	5.700%	2/15/17	144	164
Gilead Sciences Inc.	2.400%	12/1/14	820	836
Gilead Sciences Inc.	3.050%	12/1/16	683	720
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	467
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,035	1,040
7 Hawk Acquisition Sub Inc.	4.250%	10/15/20	120	114
Ingredion Inc.	1.800%	9/25/17	144	142
Kellogg Co.	1.750%	5/17/17	260	262
Koninklijke Philips NV	5.750%	3/11/18	1,143	1,321
Kraft Foods Group Inc.	1.625%	6/4/15	375	381
Kraft Foods Group Inc.	2.250%	6/5/17	1,893	1,932
Kraft Foods Group Inc.	6.125%	8/23/18	411	483
Kroger Co.	2.200%	1/15/17	185	188
Kroger Co.	6.800%	12/15/18	150	180
Laboratory Corp. of America Holdings	2.200%	8/23/17	250	251
Life Technologies Corp.	4.400%	3/1/15	400	417
Lorillard Tobacco Co.	3.500%	8/4/16	575	603
Lorillard Tobacco Co.	2.300%	8/21/17	480	478
McKesson Corp.	6.500%	2/15/14	320	327
McKesson Corp.	0.950%	12/4/15	600	600
McKesson Corp.	3.250%	3/1/16	413	435
McKesson Corp.	5.700%	3/1/17	150	170
McKesson Corp.	1.400%	3/15/18	480	468
Mead Johnson Nutrition Co.	3.500%	11/1/14	400	411
Medco Health Solutions Inc.	2.750%	9/15/15	230	238
Medco Health Solutions Inc.	7.125%	3/15/18	565	680
Merck & Co. Inc.	2.250%	1/15/16	149	155
Merck & Co. Inc.	0.700%	5/18/16	180	180
Merck & Co. Inc.	1.300%	5/18/18	560	547
Merck Sharp & Dohme Corp.	4.750%	3/1/15	150	159
Mondelez International Inc.	6.750%	2/19/14	655	670
Mondelez International Inc.	4.125%	2/9/16	1,022	1,092
Mondelez International Inc.	6.500%	8/11/17	1,318	1,538
Mondelez International Inc.	6.125%	2/1/18	706	817
Mondelez International Inc.	6.125%	8/23/18	745	869
7 Mylan Inc.	1.800%	6/24/16	775	780
7 Mylan Inc.	2.600%	6/24/18	1,371	1,377
Nabisco Inc.	7.550%	6/15/15	360	400
Newell Rubbermaid Inc.	2.050%	12/1/17	315	312
Novartis Capital Corp.	4.125%	2/10/14	500	507
Novartis Capital Corp.	2.900%	4/24/15	455	473
PepsiCo Inc.	0.800%	8/25/14	270	271
PepsiCo Inc.	3.100%	1/15/15	350	362
PepsiCo Inc.	0.700%	2/26/16	350	348
PepsiCo Inc.	2.500%	5/10/16	535	557
PepsiCo Inc.	1.250%	8/13/17	250	247
7 Pernod Ricard SA	2.950%	1/15/17	665	688
7 Pernod Ricard SA	4.450%	1/15/22	75	77
Pfizer Inc.	5.350%	3/15/15	735	785
Pharmacia Corp.	6.500%	12/1/18	200	243
Philip Morris International Inc.	6.875%	3/17/14	315	324
Philip Morris International Inc.	2.500%	5/16/16	640	666
Philip Morris International Inc.	5.650%	5/16/18	510	592
Procter & Gamble Co.	3.500%	2/15/15	40	42
Procter & Gamble Co.	4.850%	12/15/15	75	82
Procter & Gamble Co.	4.700%	2/15/19	120	137
Reynolds American Inc.	1.050%	10/30/15	160	160

Reynolds American Inc.	7.625%	6/1/16	560	656
Reynolds American Inc.	6.750%	6/15/17	71	82
7 Roche Holdings Inc.	6.000%	3/1/19	466	556
Safeway Inc.	6.250%	3/15/14	250	256
Sanofi	1.200%	9/30/14	1,010	1,019
Sanofi	2.625%	3/29/16	1,330	1,386
Sanofi	1.250%	4/10/18	1,415	1,385
St. Jude Medical Inc.	2.500%	1/15/16	375	386
Stryker Corp.	3.000%	1/15/15	170	175
Stryker Corp.	2.000%	9/30/16	750	771
7 Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	970	974
7 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	660	662
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	870	898
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,022	1,058
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	380	361
Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	532
Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	362
Tyson Foods Inc.	6.600%	4/1/16	978	1,098
Whirlpool Corp.	6.500%	6/15/16	75	84
Wyeth LLC	5.500%	2/1/14	875	890
Wyeth LLC	5.500%	2/15/16	255	284
Wyeth LLC	5.450%	4/1/17	80	91
7 Zoetis Inc.	1.150%	2/1/16	760	763
7 Zoetis Inc.	1.875%	2/1/18	810	806

Energy (3.8%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,795	2,015
Anadarko Petroleum Corp.	6.375%	9/15/17	1,483	1,730
Apache Corp.	5.625%	1/15/17	250	284
Apache Corp.	1.750%	4/15/17	470	475
BP Capital Markets plc	3.875%	3/10/15	1,890	1,976
BP Capital Markets plc	3.125%	10/1/15	1,075	1,125
BP Capital Markets plc	0.700%	11/6/15	660	659
BP Capital Markets plc	3.200%	3/11/16	1,990	2,093
BP Capital Markets plc	2.248%	11/1/16	735	757
BP Capital Markets plc	1.846%	5/5/17	725	733
BP Capital Markets plc	1.375%	11/6/17	500	493
BP Capital Markets plc	1.375%	5/10/18	825	802
BP Capital Markets plc	2.241%	9/26/18	505	506
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	403
Canadian Natural Resources Ltd.	4.900%	12/1/14	225	236
Canadian Natural Resources Ltd.	5.700%	5/15/17	605	686
Chevron Corp.	0.889%	6/24/16	240	241
Chevron Corp.	1.104%	12/5/17	300	296
Chevron Corp.	1.718%	6/24/18	700	698
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	780	886
Ensco plc	3.250%	3/15/16	750	782
EOG Resources Inc.	6.125%	10/1/13	275	275
7 GS Caltex Corp.	5.500%	8/25/14	90	93
7 GS Caltex Corp.	5.500%	10/15/15	135	145
Marathon Oil Corp.	0.900%	11/1/15	1,580	1,580
Marathon Oil Corp.	5.900%	3/15/18	550	634
7 Nabors Industries Inc.	2.350%	9/15/16	400	404
Nabors Industries Inc.	6.150%	2/15/18	250	281
Noble Holding International Ltd.	3.450%	8/1/15	340	354
Noble Holding International Ltd.	3.050%	3/1/16	370	381

Occidental Petroleum Corp.	2.500%	2/1/16	400	415
Occidental Petroleum Corp.	4.125%	6/1/16	215	233
Occidental Petroleum Corp.	1.750%	2/15/17	2,070	2,090
Occidental Petroleum Corp.	1.500%	2/15/18	390	384
Petro-Canada	6.050%	5/15/18	115	134
Phillips 66	1.950%	3/5/15	890	904
Phillips 66	2.950%	5/1/17	795	825
Pioneer Natural Resources Co.	6.650%	3/15/17	120	139
Pioneer Natural Resources Co.	6.875%	5/1/18	100	118
Shell International Finance BV	3.100%	6/28/15	705	736
Shell International Finance BV	5.200%	3/22/17	375	425
Suncor Energy Inc.	6.100%	6/1/18	570	669
Total Capital Canada Ltd.	1.450%	1/15/18	870	859
Total Capital International SA	0.750%	1/25/16	500	499
Total Capital International SA	1.500%	2/17/17	965	973
Total Capital International SA	1.550%	6/28/17	1,075	1,081
Total Capital SA	3.000%	6/24/15	430	448
Total Capital SA	3.125%	10/2/15	800	837
Total Capital SA	2.300%	3/15/16	855	885
Transocean Inc.	4.950%	11/15/15	1,430	1,535
Transocean Inc.	5.050%	12/15/16	1,665	1,823
Transocean Inc.	2.500%	10/15/17	1,180	1,183
Transocean Inc.	6.000%	3/15/18	465	524
Valero Energy Corp.	4.500%	2/1/15	375	393
Weatherford International LLC	6.350%	6/15/17	360	407
Weatherford International Ltd.	5.500%	2/15/16	240	260

Technology (2.1%)
Affiliated Computer Services Inc.	5.200%	6/1/15	250	265
Agilent Technologies Inc.	5.500%	9/14/15	170	184
Agilent Technologies Inc.	6.500%	11/1/17	500	586
Altera Corp.	1.750%	5/15/17	185	184
Amphenol Corp.	4.750%	11/15/14	500	522
Apple Inc.	1.000%	5/3/18	1,050	1,012
Applied Materials Inc.	2.650%	6/15/16	200	208
Baidu Inc.	2.250%	11/28/17	150	148
Baidu Inc.	3.250%	8/6/18	625	624
Computer Sciences Corp.	2.500%	9/15/15	370	379
Computer Sciences Corp.	6.500%	3/15/18	525	607
Corning Inc.	1.450%	11/15/17	375	371
Dell Inc.	2.100%	4/1/14	175	176
Dell Inc.	5.625%	4/15/14	150	153
EMC Corp.	1.875%	6/1/18	1,940	1,932
Hewlett-Packard Co.	2.625%	12/9/14	250	255
Hewlett-Packard Co.	2.350%	3/15/15	185	188
Hewlett-Packard Co.	2.125%	9/13/15	1,040	1,056
Hewlett-Packard Co.	2.200%	12/1/15	320	326
Hewlett-Packard Co.	2.650%	6/1/16	770	790
Hewlett-Packard Co.	3.000%	9/15/16	1,930	1,990
Hewlett-Packard Co.	3.300%	12/9/16	354	369
Hewlett-Packard Co.	5.400%	3/1/17	360	399
Hewlett-Packard Co.	2.600%	9/15/17	530	535
Intel Corp.	1.950%	10/1/16	250	257
Intel Corp.	1.350%	12/15/17	2,920	2,884
International Business Machines Corp.	0.875%	10/31/14	285	287
International Business Machines Corp.	1.950%	7/22/16	715	736
International Business Machines Corp.	1.250%	2/6/17	400	402

	International Business Machines Corp.	5.700%	9/14/17	350	405
	International Business Machines Corp.	1.250%	2/8/18	300	295
	Microsoft Corp.	0.875%	11/15/17	230	226
	Motorola Solutions Inc.	6.000%	11/15/17	90	103
	Oracle Corp.	1.200%	10/15/17	1,275	1,252
	Oracle Corp.	5.750%	4/15/18	300	350
	Xerox Corp.	4.250%	2/15/15	435	454
	Xerox Corp.	6.400%	3/15/16	200	223
	Xerox Corp.	6.750%	2/1/17	430	492
	Xerox Corp.	2.950%	3/15/17	225	231
	Xerox Corp.	6.350%	5/15/18	405	466
	Xerox Corp.	5.625%	12/15/19	325	362

	Transportation (1.1%)
[4,7]	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	899	894
	Burlington Northern Santa Fe LLC	4.875%	1/15/15	120	126
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	125	143
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	296
	Canadian Pacific Railway Co.	7.250%	5/15/19	75	92
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	190	200
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	177	188
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	61	64
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	171	195
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	4/1/21	127	138
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	75	75
	CSX Corp.	6.250%	4/1/15	357	386
	CSX Corp.	6.250%	3/15/18	257	301
4	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	133	144
4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	441	486
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	77	81
7	ERAC USA Finance LLC	2.250%	1/10/14	1,320	1,325
7	ERAC USA Finance LLC	5.600%	5/1/15	236	253
7	ERAC USA Finance LLC	1.400%	4/15/16	225	225
7	ERAC USA Finance LLC	6.375%	10/15/17	280	325
7	ERAC USA Finance LLC	2.800%	11/1/18	430	433
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	160	146
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	301
[4,6]	JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.629%	6/15/15	49	49
[4,6]	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.674%	9/15/15	475	466
[4,6]	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.714%	5/15/18	220	199
7	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	120	115
	Norfolk Southern Corp.	5.257%	9/17/14	328	342
	Norfolk Southern Corp.	5.750%	1/15/16	112	124

7 Penske Truck Leasing Co. Lp / PTL Finance
Corp.	2.500%	7/11/14	400	405
Ryder System Inc.	5.850%	3/1/14	165	169
Ryder System Inc.	7.200%	9/1/15	180	200
Ryder System Inc.	3.600%	3/1/16	670	704
Ryder System Inc.	5.850%	11/1/16	210	234
Ryder System Inc.	2.500%	3/1/17	325	330
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	58	66
United Continental Holdings Inc.	6.375%	6/1/18	60	61
United Parcel Service Inc.	1.125%	10/1/17	325	322
United Parcel Service Inc.	5.500%	1/15/18	351	404
United Parcel Service Inc.	5.125%	4/1/19	440	506
				320,832
Utilities (4.7%)
Electric (3.7%)
Ameren Illinois Co.	6.125%	11/15/17	165	191
Ameren Illinois Co.	6.250%	4/1/18	110	128
American Electric Power Co. Inc.	1.650%	12/15/17	869	855
Appalachian Power Co.	5.000%	6/1/17	141	156
Arizona Public Service Co.	5.800%	6/30/14	200	207
Arizona Public Service Co.	4.650%	5/15/15	150	159
Arizona Public Service Co.	6.250%	8/1/16	100	114
Baltimore Gas & Electric Co.	5.900%	10/1/16	170	193
CenterPoint Energy Inc.	5.950%	2/1/17	510	580
CenterPoint Energy Inc.	6.500%	5/1/18	170	201
CMS Energy Corp.	4.250%	9/30/15	530	560
CMS Energy Corp.	6.550%	7/17/17	70	81
CMS Energy Corp.	5.050%	2/15/18	1,105	1,215
Commonwealth Edison Co.	5.950%	8/15/16	640	724
Commonwealth Edison Co.	1.950%	9/1/16	795	813
Commonwealth Edison Co.	6.150%	9/15/17	670	785
Commonwealth Edison Co.	5.800%	3/15/18	830	969
Consumers Energy Co.	5.500%	8/15/16	110	124
Consumers Energy Co.	5.150%	2/15/17	360	405
Consumers Energy Co.	5.650%	9/15/18	300	352
Consumers Energy Co.	6.125%	3/15/19	130	156
Consumers Energy Co.	6.700%	9/15/19	60	75
DTE Electric Co.	5.600%	6/15/18	80	93
Duke Energy Carolinas LLC	5.300%	10/1/15	250	273
Duke Energy Carolinas LLC	1.750%	12/15/16	175	179
Duke Energy Carolinas LLC	5.100%	4/15/18	625	712
Duke Energy Carolinas LLC	7.000%	11/15/18	500	616
Duke Energy Corp.	3.350%	4/1/15	125	130
Duke Energy Corp.	1.625%	8/15/17	290	289
Duke Energy Corp.	2.100%	6/15/18	225	224
Duke Energy Corp.	6.250%	6/15/18	410	481
Duke Energy Florida Inc.	5.100%	12/1/15	1,110	1,213
Duke Energy Florida Inc.	5.800%	9/15/17	275	318
Duke Energy Florida Inc.	5.650%	6/15/18	520	605
Duke Energy Progress Inc.	5.150%	4/1/15	100	107
Duke Energy Progress Inc.	5.250%	12/15/15	370	407
Entergy Corp.	3.625%	9/15/15	460	478
Entergy Corp.	4.700%	1/15/17	305	326
Entergy Louisiana LLC	1.875%	12/15/14	275	279
Exelon Corp.	4.900%	6/15/15	240	255
Exelon Generation Co. LLC	6.200%	10/1/17	390	448

[4,7]	FPL Energy Marcus Hook LP	7.590%	7/10/18	410	427
	Georgia Power Co.	3.000%	4/15/16	160	167
	Georgia Power Co.	5.700%	6/1/17	135	154
7	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,320	1,349
	LG&E & KU Energy LLC	2.125%	11/15/15	565	577
	Louisville Gas & Electric Co.	1.625%	11/15/15	140	143
	MidAmerican Energy Co.	4.650%	10/1/14	120	125
	MidAmerican Energy Co.	5.950%	7/15/17	340	395
	MidAmerican Energy Co.	5.300%	3/15/18	728	836
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	1,070	1,244
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	315	321
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	205	206
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	310	318
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	200	210
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	100	113
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	750	860
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	200	194
	Nevada Power Co.	5.875%	1/15/15	1,020	1,087
	Nevada Power Co.	6.500%	5/15/18	531	634
	Nevada Power Co.	6.500%	8/1/18	80	96
	NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	1,026	1,032
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	465	479
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	350	400
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	130	131
7	Niagara Mohawk Power Corp.	3.553%	10/1/14	120	123
	Northeast Utilities	1.450%	5/1/18	510	498
	Northern States Power Co.	5.250%	3/1/18	71	82
	Ohio Power Co.	6.000%	6/1/16	240	269
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,050	1,206
	PacifiCorp	5.650%	7/15/18	190	222
	Pennsylvania Electric Co.	6.050%	9/1/17	140	158
	PG&E Corp.	5.750%	4/1/14	1,365	1,399
	PPL Capital Funding Inc.	1.900%	6/1/18	310	305
	PPL Energy Supply LLC	5.400%	8/15/14	200	208
	Public Service Co. of Colorado	5.500%	4/1/14	175	179
	Public Service Co. of Colorado	5.800%	8/1/18	240	283
	Public Service Co. of New Mexico	7.950%	5/15/18	150	180
	Public Service Electric & Gas Co.	5.000%	8/15/14	250	260
	Public Service Electric & Gas Co.	2.700%	5/1/15	320	331
	Public Service Electric & Gas Co.	5.300%	5/1/18	70	80
	Public Service Electric & Gas Co.	2.300%	9/15/18	425	432
	Sierra Pacific Power Co.	6.000%	5/15/16	397	447
	South Carolina Electric & Gas Co.	6.500%	11/1/18	200	243
	Southern California Edison Co.	5.000%	1/15/14	100	101
	Southern California Edison Co.	5.750%	3/15/14	300	307
	Southern California Edison Co.	5.500%	8/15/18	120	140
	Southwestern Electric Power Co.	5.550%	1/15/17	50	55
	Southwestern Electric Power Co.	5.875%	3/1/18	245	278
	Tampa Electric Co.	6.100%	5/15/18	525	624
	TECO Finance Inc.	4.000%	3/15/16	270	287

TECO Finance Inc.	6.572%	11/1/17	144	169
7 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,394
Union Electric Co.	6.400%	6/15/17	310	361
4 Wisconsin Energy Corp.	6.250%	5/15/67	125	128
Xcel Energy Inc.	0.750%	5/9/16	833	828

Natural Gas (1.0%)
Atmos Energy Corp.	4.950%	10/15/14	160	167
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	975	1,095
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	283
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	967	1,024
Enbridge Energy Partners LP	5.350%	12/15/14	60	63
4 Enbridge Energy Partners LP	8.050%	10/1/77	30	34
Energy Transfer Partners LP	5.950%	2/1/15	247	263
Energy Transfer Partners LP	6.125%	2/15/17	515	584
Energy Transfer Partners LP	6.700%	7/1/18	802	941
Energy Transfer Partners LP	4.150%	10/1/20	275	282
Kinder Morgan Energy Partners LP	5.625%	2/15/15	220	234
Kinder Morgan Energy Partners LP	3.500%	3/1/16	670	705
Kinder Morgan Energy Partners LP	6.000%	2/1/17	395	449
Kinder Morgan Energy Partners LP	5.950%	2/15/18	230	264
Kinder Morgan Energy Partners LP	2.650%	2/1/19	300	297
Magellan Midstream Partners LP	6.450%	6/1/14	100	104
Nisource Finance Corp.	6.400%	3/15/18	306	354
ONEOK Partners LP	3.200%	9/15/18	230	234
Sempra Energy	6.500%	6/1/16	850	965
Sempra Energy	2.300%	4/1/17	945	964
Sempra Energy	6.150%	6/15/18	330	386
Southern California Gas Co.	5.500%	3/15/14	200	205
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	270	307
Spectra Energy Partners LP	2.950%	9/25/18	230	234
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	125	131

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	210	242
				50,362
Total Corporate Bonds (Cost $651,022)				655,919
Sovereign Bonds (U.S. Dollar-Denominated) (8.4%)
7 Abu Dhabi National Energy Co.	4.750%	9/15/14	300	310
7 Banco de Costa Rica	5.250%	8/12/18	200	203
7 Banco del Estado de Chile	2.000%	11/9/17	200	195
7 Banco do Brasil SA	4.500%	1/22/15	500	519
Banco do Brasil SA	3.875%	1/23/17	400	406
7 Banco do Nordeste do Brasil SA	4.375%	5/3/19	100	97
7 Banco Latinoamericano de Comercio
Exterior SA	3.750%	4/4/17	400	400
7 Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	700	703
7 Bank Nederlandse Gemeenten	1.375%	3/23/15	400	406
7 Bank Nederlandse Gemeenten	2.500%	1/23/23	50	47
7 Bermuda	4.138%	1/3/23	200	192
7 Bermuda Government International Bond	4.854%	2/6/24	200	199
7 Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	150	153
7 Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	123
7 Caixa Economica Federal	2.375%	11/6/17	125	116
7 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	195
7 CNPC General Capital Ltd.	2.750%	4/19/17	125	126

7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	145
	Corporación Andina de Fomento	3.750%	1/15/16	1,830	1,910
	Corporación Andina de Fomento	5.750%	1/12/17	100	110
7	Corporación Nacional del Cobre de Chile	4.750%	10/15/14	100	104
7	Corporación Nacional del Cobre de Chile	7.500%	1/15/19	300	362
7	Corporación Nacional del Cobre de Chile	3.750%	11/4/20	225	224
7	Corporación Nacional del Cobre de Chile	3.875%	11/3/21	600	591
7	Corporación Nacional del Cobre de Chile	3.000%	7/17/22	200	182
7	Corporación Nacional del Cobre de Chile	4.500%	8/13/23	400	406
	Development Bank of Japan Inc.	2.750%	3/15/16	100	105
10	Development Bank of Japan Inc.	5.125%	2/1/17	200	226
7	Development Bank of Kazakhstan JSC	5.500%	12/20/15	100	105
7	Dexia Credit Local SA	2.750%	4/29/14	700	704
	Ecopetrol SA	7.375%	9/18/43	100	108
7	Electricite de France SA	5.500%	1/26/14	30	30
7	Emirate of Abu Dhabi	5.500%	4/8/14	430	440
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	51
	European Investment Bank	2.875%	1/15/15	500	517
	European Investment Bank	2.750%	3/23/15	250	259
	European Investment Bank	1.625%	9/1/15	275	281
	Export-Import Bank of Korea	8.125%	1/21/14	150	153
7	Export-Import Bank of Korea	5.250%	2/10/14	65	66
	Export-Import Bank of Korea	5.875%	1/14/15	630	667
	Export-Import Bank of Korea	5.125%	3/16/15	400	422
	Export-Import Bank of Korea	4.125%	9/9/15	775	822
	Export-Import Bank of Korea	3.750%	10/20/16	705	747
	Export-Import Bank of Korea	4.000%	1/11/17	400	426
	Export-Import Bank of Korea	2.875%	9/17/18	300	305
7	Federation of Malaysia	2.991%	7/6/16	125	130
	Federative Republic of Brazil	7.875%	3/7/15	875	951
	Federative Republic of Brazil	6.000%	1/17/17	1,105	1,235
7	Gazprom OAO Via Gaz Capital SA	5.092%	11/29/15	1,000	1,059
7	Hrvatska Elektroprivreda	6.000%	11/9/17	75	76
	Hydro-Quebec	2.000%	6/30/16	550	568
7	Industrial Bank of Korea	7.125%	4/23/14	150	155
10	Japan Bank for International Cooperation	2.875%	2/2/15	400	413
10	Japan Bank for International Cooperation	1.875%	9/24/15	1,250	1,279
10	Japan Bank for International Cooperation	2.500%	1/21/16	500	521
10	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,045
10	Japan Bank for International Cooperation	2.250%	7/13/16	910	945
10	Japan Bank for International Cooperation	1.750%	7/31/18	700	698
10	Japan Finance Organization for
	Municipalities	4.625%	4/21/15	100	106
10	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	250	273
	Japan Highway Public Corp.	4.625%	10/24/13	100	100
7	KazMunaiGaz Finance Sub BV	11.750%	1/23/15	100	112
11	KFW	2.750%	10/21/14	750	768
7	Kingdom of Spain	4.000%	3/6/18	100	102
7	Kommunalbanken AS	2.375%	1/19/16	125	129
7	Kommunalbanken AS	0.875%	10/3/16	225	225
7	Kommunalbanken AS	1.125%	5/23/18	700	680
	Korea Development Bank	8.000%	1/23/14	450	460
	Korea Development Bank	4.375%	8/10/15	290	307
	Korea Development Bank	1.000%	1/22/16	200	198
	Korea Development Bank	3.250%	3/9/16	450	467

	Korea Development Bank	4.000%	9/9/16	200	213
	Korea Development Bank	3.875%	5/4/17	675	716
	Korea Development Bank	3.500%	8/22/17	575	602
	Korea Development Bank	1.500%	1/22/18	400	386
7	Korea Electric Power Corp.	3.000%	10/5/15	200	206
7	Korea Expressway Corp.	5.125%	5/20/15	100	106
	Korea Finance Corp.	3.250%	9/20/16	200	208
	Korea Finance Corp.	2.250%	8/7/17	275	275
7	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	200	207
7	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	100	103
7	Korea National Oil Corp.	2.875%	11/9/15	100	103
7	Korea National Oil Corp.	4.000%	10/27/16	525	561
7	Korea Resources Corp.	2.125%	5/2/18	125	121
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,037
12	Oesterreichische Kontrollbank AG	1.375%	1/21/14	125	125
12	Oesterreichische Kontrollbank AG	4.500%	3/9/15	200	212
12	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,600	1,639
12	Oesterreichische Kontrollbank AG	2.000%	6/3/16	650	672
	Pemex Project Funding Master Trust	5.750%	3/1/18	725	806
7	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	200	193
	Petrobras Global Finance BV	2.000%	5/20/16	350	348
	Petrobras International Finance Co.	7.750%	9/15/14	275	292
	Petrobras International Finance Co.	2.875%	2/6/15	500	506
	Petrobras International Finance Co.	3.875%	1/27/16	755	778
	Petrobras International Finance Co.	6.125%	10/6/16	275	301
	Petrobras International Finance Co.	3.500%	2/6/17	2,250	2,281
	Petrobras International Finance Co.	5.875%	3/1/18	330	355
	Petrobras International Finance Co.	5.750%	1/20/20	180	187
	Petroleos Mexicanos	4.875%	3/15/15	575	604
	Petroleos Mexicanos	3.500%	7/18/18	670	682
	Petroleos Mexicanos	6.000%	3/5/20	100	111
[4,7]	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	56	60
7	Petronas Capital Ltd.	5.250%	8/12/19	400	443
	Province of British Columbia	2.100%	5/18/16	200	208
	Province of British Columbia	1.200%	4/25/17	225	228
	Province of Manitoba	1.300%	4/3/17	775	785
	Province of Manitoba Canada	2.625%	7/15/15	185	192
	Province of New Brunswick	2.750%	6/15/18	25	26
	Province of Nova Scotia	2.375%	7/21/15	1,180	1,219
	Province of Ontario	1.375%	1/27/14	900	904
	Province of Ontario	4.100%	6/16/14	550	565
	Province of Ontario	0.950%	5/26/15	975	983
	Province of Ontario	2.700%	6/16/15	2,405	2,495
	Province of Ontario	1.875%	9/15/15	1,125	1,155
	Province of Ontario	4.750%	1/19/16	250	273
	Province of Ontario	2.300%	5/10/16	2,975	3,088
	Province of Ontario	1.000%	7/22/16	350	351
	Province of Ontario	1.600%	9/21/16	1,850	1,884
	Province of Ontario	1.100%	10/25/17	605	598
	Province of Ontario	1.200%	2/14/18	300	296
	Province of Ontario	3.000%	7/16/18	275	291
	Province of Ontario	2.000%	9/27/18	350	351
	Province of Ontario	1.650%	9/27/19	235	226
	Province of Ontario	2.450%	6/29/22	180	169
7	Qtel International Finance Ltd.	3.375%	10/14/16	375	391
7	Qtel International Finance Ltd.	3.250%	2/21/23	125	114
	Quebec	4.875%	5/5/14	50	51

	Quebec	4.600%	5/26/15	250	267
	Quebec	5.000%	3/1/16	250	276
	Quebec	3.500%	7/29/20	250	262
	Quebec	2.750%	8/25/21	715	699
	Quebec	2.625%	2/13/23	150	140
[4,7]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	142	151
7	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	275	286
7	Republic of Austria	1.750%	6/17/16	250	257
	Republic of Chile	3.250%	9/14/21	225	222
	Republic of Colombia	8.250%	12/22/14	900	982
	Republic of Colombia	7.375%	1/27/17	1,375	1,600
	Republic of Colombia	7.375%	3/18/19	500	605
	Republic of Colombia	4.375%	7/12/21	300	309
4	Republic of Colombia	2.625%	3/15/23	200	176
7	Republic of Iceland	4.875%	6/16/16	100	105
7	Republic of Indonesia	10.375%	5/4/14	250	262
7	Republic of Indonesia	6.875%	3/9/17	75	84
7	Republic of Indonesia	5.875%	3/13/20	100	106
	Republic of Italy	3.125%	1/26/15	1,425	1,460
	Republic of Italy	4.750%	1/25/16	1,855	1,979
	Republic of Italy	5.250%	9/20/16	1,450	1,571
	Republic of Italy	5.375%	6/12/17	375	409
	Republic of Korea	5.750%	4/16/14	400	411
	Republic of Korea	4.875%	9/22/14	575	597
	Republic of Korea	5.125%	12/7/16	250	277
	Republic of Panama	7.250%	3/15/15	775	842
	Republic of Panama	5.200%	1/30/20	100	109
	Republic of Peru	9.875%	2/6/15	500	556
	Republic of Peru	8.375%	5/3/16	100	116
	Republic of Poland	5.250%	1/15/14	125	127
	Republic of Poland	3.875%	7/16/15	920	965
	Republic of Poland	5.000%	3/23/22	175	188
7	Republic of Romania	4.375%	8/22/23	200	192
	Republic of South Africa	6.500%	6/2/14	100	104
	Republic of South Africa	5.500%	3/9/20	125	134
	Republic of Turkey	7.250%	3/15/15	425	454
	Republic of Turkey	7.000%	9/26/16	2,735	3,026
	Republic of Turkey	7.500%	7/14/17	100	113
	Republic of Turkey	6.750%	4/3/18	200	222
	Republic of Turkey	5.625%	3/30/21	470	488
	Republic of Turkey	3.250%	3/23/23	540	464
	Russian Federation	3.625%	4/29/15	100	104
7	Russian Federation	3.500%	1/16/19	300	302
	State of Israel	5.125%	3/1/14	125	127
	State of Israel	5.500%	11/9/16	125	141
	State of Israel	4.000%	6/30/22	200	209
7	State of Qatar	5.150%	4/9/14	100	103
7	State of Qatar	4.000%	1/20/15	500	519
	Statoil ASA	1.800%	11/23/16	100	102
	Statoil ASA	3.125%	8/17/17	175	186
	Statoil ASA	1.200%	1/17/18	150	147
	Svensk Exportkredit AB	1.750%	10/20/15	1,550	1,588
	Svensk Exportkredit AB	2.125%	7/13/16	600	621
	Svensk Exportkredit AB	1.750%	5/30/17	100	102
7	TDIC Finance Ltd.	6.500%	7/2/14	125	130
7	Temasek Financial I Ltd.	4.300%	10/25/19	250	274
7	Transnet SOC Ltd.	4.500%	2/10/16	100	104

7 Turkiye Halk Bankasi AS	4.875%	7/19/17	200	200
United Mexican States	5.875%	2/17/14	826	840
United Mexican States	6.625%	3/3/15	535	578
United Mexican States	5.625%	1/15/17	1,499	1,671
United Mexican States	4.000%	10/2/23	394	395
United Mexican States	5.750%	10/12/10	300	281
Total Sovereign Bonds (Cost $89,772)				90,459
Taxable Municipal Bonds (0.7%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	200	191
California GO	5.250%	4/1/14	150	154
California GO	5.950%	3/1/18	650	751
California GO	6.200%	10/1/19	350	409
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	400	403
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	200	199
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	150	146
George Washington University District of
Columbia GO	3.485%	9/15/22	200	197
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	243
Illinois GO	4.511%	3/1/15	205	213
Illinois GO	4.961%	3/1/16	700	744
Illinois GO	5.365%	3/1/17	220	234
JobsOhio Beverage System Statewide
Liquor Profits Revenue	2.217%	1/1/19	150	145
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	750	776
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	350	369
6 Mississippi GO (Nissan North America, Inc.
Project)	0.883%	11/1/17	300	301
6 New Mexico Educational Assistance
Foundation 2013-1	0.883%	1/2/25	605	602
6 South Carolina Public Service Authority
Revenue	1.058%	6/1/15	500	501
University of California Revenue	2.054%	5/15/18	100	100
University of California Revenue	1.745%	5/15/19	250	243
6 University of California Revenue	0.763%	7/1/41	500	500
Total Taxable Municipal Bonds (Cost $7,377)				7,421
Tax-Exempt Municipal Bonds (1.0%)
Arizona Transportation Board Highway
Revenue	5.000%	7/1/36	100	106
Arizona Transportation Board Highway
Revenue	5.000%	7/1/37	200	210
Arizona Transportation Board Highway
Revenue	5.000%	7/1/38	130	136
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	100	102
California GO	5.000%	4/1/43	190	195

13	California Housing Finance Agency
	Multifamily Housing Revenue VRDO	0.080%	10/7/13	500	500
	Cary NC Combined Enterprise System
	Revenue	5.000%	12/1/42	160	170
	Contra Costa CA Community College District
	GO	5.000%	8/1/38	120	126
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	5.000%	10/1/37	265	277
	Houston TX Community College System GO	5.000%	2/15/43	170	178
	Houston TX Utility System Revenue	5.000%	11/15/38	85	89
	Los Angeles CA Department of Water &
	Power Revenue	5.000%	7/1/37	100	105
	Los Angeles CA Department of Water &
	Power Revenue	5.000%	7/1/43	260	272
	Los Angeles CA Wastewater System
	Revenue	5.000%	6/1/35	240	256
	Massachusetts GO	5.000%	8/1/37	415	436
	Massachusetts GO	5.000%	8/1/41	835	872
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/38	210	221
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	10/15/41	200	209
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/43	140	147
	New York City NY GO	5.000%	3/1/37	85	89
	New York City NY Industrial Development
	Agency Special Facility Revenue
	(American Airlines Inc. John F. Kennedy
	International Airport Project)	7.500%	8/1/16	220	228
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.000%	6/15/44	245	252
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.000%	6/15/45	165	170
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.000%	6/15/47	330	341
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.000%	2/1/42	270	281
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.000%	5/1/42	240	250
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.000%	2/15/42	165	171
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.000%	3/15/42	250	260
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.000%	2/15/43	85	88
	New York State Environmental Facilities
	Corp. Revenue (State Revolving Funds)	5.000%	11/15/38	235	248
	San Antonio TX Water Revenue	5.000%	5/15/40	420	441
	San Diego CA Community College District
	GO	5.000%	8/1/43	565	594
	St. Louis MO Metropolitan Sewer District
	Wastewater System Revenue	5.000%	5/1/42	425	448
	University of California Revenue	5.000%	5/15/36	130	138
	University of California Revenue	5.000%	5/15/39	255	268
	University of Colorado Enterprise System
	Revenue	5.000%	6/1/37	120	126
	University of Virginia Revenue	5.000%	6/1/43	250	268

University of Washington Revenue	5.000%	7/1/41	420	442
Washington GO	5.000%	8/1/37	469	497
Washington GO	5.000%	8/1/38	500	527
Total Tax-Exempt Municipal Bonds (Cost $10,543)				10,734
			Shares
Convertible Preferred Stocks (0.0%)
9 Lehman Brothers Holdings Inc. Pfd.
(Cost $700)	7.250%		700	—
Total Convertible Preferred Stocks (Cost $700)				—
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
14 Vanguard Market Liquidity Fund
(Cost $11,254)	0.112%		11,254,092	11,254
		Expiration	Contracts[15]
		Date	(000)
Swaption Contracts Purchased (0.0%)
Put Swaption Contracts (0.0%)
Pay a fixed rate of 3.875% and receive a
floating rate based on a 3-month LIBOR.
Counterparty is Morgan Stanley.		2/3/14	1,000	14
Pay a fixed rate of 4.140% and receive a
floating rate based on a 3-month LIBOR.
Counterparty is Wells Fargo.		2/26/14	800	6
Pay a fixed rate of 3.253% and receive a
floating rate based on a 3-month LIBOR.
Counterparty is Goldman Sachs.		2/3/14	600	5
Pay a fixed rate of 4.085% and receive a
floating rate based on a 3-month LIBOR.
Counterparty is Morgan Stanley.		2/20/14	600	5
Pay a fixed rate of 3.493% and receive a
floating rate based on a 3-month LIBOR.
Counterparty is Morgan Stanley.		2/20/14	300	2
Pay a fixed rate of 3.590% and receive a
floating rate based on a 3-month LIBOR.
Counterparty is Wells Fargo.		2/26/14	300	2
Total Swaption Contracts Purchased (Cost $77)				34
Total Investments (99.4%) (Cost $1,062,611)				1,068,447
Liability for Swaption Contracts Written

Put Swaption Contracts (0.0%)
Receive a fixed rate of 4.625% and pay a
floating rate based on a 3-month LIBOR.
Counterparty is Morgan Stanley.	2/3/14	1,000	(1)
Receive a fixed rate of 4.003% and pay a
floating rate based on a 3-month LIBOR.
Counterparty is Goldman Sacks.	2/3/14	600	(1)
Receive a fixed rate of 4.890% and pay a
floating rate based on a 3-month LIBOR.
Counterparty is Wells Fargo.	2/26/14	800	(1)
Receive a fixed rate of 4.835% and pay a
floating rate based on a 3-month LIBOR.
Counterparty is Morgan Stanley.	2/20/14	600	(1)
Receive a fixed rate of 4.243% and pay a
floating rate based on a 3-month LIBOR.
Counterparty is Morgan Stanley.	2/20/14	300	—
Receive a fixed rate of 4.340% and pay a
floating rate based on a 3-month LIBOR.
Counterparty is Wells Fargo.	2/26/14	300	—
Total Liability for Swaption Contracts Written (Premiums received $16)			(4)
Other Assets and Liabilities-Net (0.6%)			6,319
Net Assets (100%)			1,074,762

1 Securities with a value of $1,103,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $201,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $32,000 have been segregated as collateral for open swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate value of these securities was $128,213,000, representing 11.9% of net assets.
8 Security made only partial principal and/or interest payments during the period ended September 30, 2013.
9 Non-income-producing security--security in default.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Scheduled principal and interest payments are guaranteed by bank letter of credit.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
15 One contract represents a notional amount of $1.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Swaption Contracts: A swaption contract is an option to enter into a swap contract. Swaptions can be used to attain a desired interest rate exposure. The portfolio has purchased put swaptions whereby the portfolio has bought the right to enter into an interest rate swap, paying a fixed rate and receiving a floating rate. The portfolio has also written put swaptions whereby the fund has granted a counterparty the right to enter into an interest rate swap, with the portfolio paying a floating rate and receiving a fixed rate.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset that is subsequently adjusted daily to the current market value of the swaption purchased. The premium received for a written swaption is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the swaption written. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The primary risks associated with purchasing swaptions is that interest rates move such that the option is out-of-the money, the position expires worthless, and the portfolio loses the amount that it paid to enter the trade. The primary risk associated with writing swaptions is that interest rates move such that the option is in-the-money, the counterparty exercises the option and the portfolio has a loss equal to the market value of the swap, less the premium received. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swaption. The portfolio attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to pledge collateral to secure such exposure. The swaption contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	67,612	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	225,014	—
Corporate Bonds	—	655,919	—
Sovereign Bonds	—	90,459	—
Taxable Municipal Bonds	—	7,421	—
Tax-Exempt Municipal Bonds	—	10,734	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	11,254	—	—
Swaption Contracts Purchased	34	—	—
Swaption Contracts Written	(4)	—	—
Futures Contracts—Assets[1]	26	—	—
Futures Contracts—Liabilities[1]	(54)	—	—
Swap Contracts—Assets	2[1]	382	—
Swap Contracts—Liabilities	—	(125)	—
Total	11,258	1,057,416	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2013	(452)	(54,713)	(470)
2-Year U.S. Treasury Note	December 2013	163	35,903	35
10-Year U.S. Treasury Note	December 2013	(119)	(15,040)	(126)
30-Year U.S. Treasury Bond	December 2013	(72)	(9,603)	(232)

Ultra Long U.S. Treasury Bond	December 2013	(11)	(1,563)	(36)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio may enter into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio's if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the

Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio may also enter into centrally centered interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At September 30, 2013, the portfolio had the following open swap contracts:

Centrally Cleared Credit Default Swap Protection Purchased
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date		($000)	($000)	(%)	($000)
CDX.NA.IG:20-V1[1]	6/20/18		2,300	27	(1.000)	(3)

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[2]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./Baa1	12/20/16	JPMC	260	1	1.000	7
Altria Group Inc./Baa1	12/20/16	BOANA	260	2	1.000	7
Bank of America Corp./Baa2	12/20/17	MSCS	420	13	1.000	15
Boeing Co./A2	9/20/18	GSCM	115	(2)	1.000	1
Cisco Systems Inc./A1	6/20/17	BOANA	625	(4)	1.000	11
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	370	16	1.000	19
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	190	1	1.000	(1)
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	180	1	1.000	(1)
Federation of Malaysia/A3	12/20/18	BARC	600	7	1.000	(4)
Genworth Financial Inc./Baa3	3/20/18	BOANA	250	(26)	5.000	10
Goldman Sachs Group Inc./A3	12/20/17	MSCS	240	8	1.000	8
Hartford Financial Services
Group Inc./Baa3	3/20/18	GSCM	250	1	1.000	2

Kinder Morgan Energy Partners
LP/Baa2	6/20/18	CSFBI	250	(3)	1.000	(2)
Kinder Morgan Energy Partners
LP/Baa2	9/20/18	CSFBI	190	(1)	1.000	(1)
Kohls Corp./Baa1	6/20/18	JPMC	120	2	1.000	1
Kohls Corp./Baa1	9/20/18	BOANA	120	2	1.000	—
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	480	(6)	1.000	6
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	100	(1)	1.000	1
Republic of Chile/Aa3	12/20/18	BARC	200	(1)	1.000	—
Royal Bank of Scotland plc/A3	3/20/17	GSCM	250	(3)	3.000	13
			5,470			92

Credit Protection Purchased
Bank of America Corp.	12/20/14	DBAG	170	(1)	(1.000)	(2)
Bank of America Corp.	12/20/14	BARC	170	(1)	(1.000)	(2)
Bank of America Corp.	12/20/14	BARC	300	(1)	(1.000)	(3)
Citigroup Inc.	6/20/14	BOANA	1,120	(8)	(5.000)	(47)
Computer Sciences Corp.	9/20/15	BARC	185	14	(5.000)	(4)
Computer Sciences Corp.	9/20/15	MSCS	185	14	(5.000)	(4)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	165	4	(1.000)	—
El Du Pont De Nemours & Co.	9/20/18	BNPSW	125	3	(1.000)	—
El Du Pont De Nemours & Co.	9/20/18	DBAG	125	3	(1.000)	—
El Du Pont De Nemours & Co.	9/20/18	BARC	125	3	(1.000)	—
El Du Pont De Nemours & Co.	9/20/18	GSCM	125	3	(1.000)	—
Federative Republic of Brazil	12/20/18	BARC	400	(13)	(1.000)	1
Merrill Lynch & Co. Inc.	12/20/17	MSCS	420	(12)	(1.000)	(16)
Morgan Stanley	9/20/15	BARC	200	(4)	(1.000)	(6)
Plains All American Pipeline LP	3/20/18	CSFBI	480	1	(1.000)	(8)
Plains All American Pipeline LP	6/20/18	CSFBI	210	1	(1.000)	(3)
PPG Industries Inc.	3/20/18	GSCM	600	9	(1.000)	(7)
Republic of Colombia	12/20/18	DBAG	400	(3)	(1.000)	3
Republic of Korea	9/20/18	JPMC	200	2	(1.000)	(1)
Russian Federation	9/20/18	JPMC	500	(19)	(1.000)	(3)
Skandinaviska Enskilda
Banken AB	6/20/18	BOANA	260	1	(1.000)	(2)
United Mexican States	9/20/18	JPMC	300	5	(1.000)	7
United Mexican States	12/20/18	DBAG	100	(1)	(1.000)	—
Wells Fargo	3/20/15	GSCM	280	(1)	(1.000)	(4)
			7,145			(101)

(9)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 North America Investment Grade Centrally Cleared Credit Swap Index—Version 20.
2 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
		Interest Rate		Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount (Paid)	(%)	(Paid)	(Depreciation)
Termination Date		($000)		(%)	($000)
3/15/15		1,000	0.326	(0.182) [1]	1
6/15/15		4,000	0.444	(0.189) [1]	9
2/15/16		2,250	0.700	(0.188) [1]	8
3/15/16		4,000	0.579	(0.182) [1]	9
8/15/16		2,250	0.867	(0.187) [1]	15
					42

Interest Rate Swaps

			Fixed	Floating
		Interest Rate		Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
Termination		Amount (Paid)	(%)	(Paid)	(Depreciation)
Date	Counterparty[2]	($000)		(%)	($000)
12/1/13	WFC	2,292	2.582	(0.260) [3]	9
12/1/13	GSCM	2,923	2.584	(0.260) [3]	11
3/2/14	WFC	2,500	0.404	(0.182) [1]	2
3/5/14	CSFBI	2,500	0.408	(0.182) [1]	2
3/15/14	WFC	250	0.519	(0.254) [3]	—
10/14/14	WFC	180	1.861	(0.268) [3]	3
2/7/15	BARC	2,000	0.335	(0.182) [1]	2
4/1/15	BNPSW	145	0.407	(0.274) [3]	—
11/7/15	BOANA	5,000	0.375	(0.182) [1]	(2)

11/7/15	BOANA	5,000	0.374	(0.182)	[1]	(2)
6/1/16	WFC	350	2.910	(0.260)	[3]	21
6/1/16	WFC	25	0.566	(0.260)	[3]	—
11/7/17	BOANA	3,000	(0.723)	0.182	[1]	47
11/7/17	BOANA	4,000	(0.716)	0.182	[1]	64
2/7/18	BARC	3,000	(0.957)	0.182	[1]	33
2/7/19	WFC	4,000	(1.220)	0.182	[1]	76
						266

1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2 BARC—Barclays Bank plc.
BNPSW—BNP Paribas
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At September 30, 2013, counterparties had deposited in segregated accounts securities with a value of $385,000 in connection with open swap contracts.

F. At September 30, 2013, the cost of investment securities for tax purposes was $1,063,403,000. Net unrealized appreciation of investment securities for tax purposes was $5,044,000, consisting of unrealized gains of $12,421,000 on securities that had risen in value since their purchase and $7,377,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of September 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.7%)
U.S. Government Securities (38.4%)
United States Treasury Note/Bond	0.500%	10/15/14	3,400	3,413
United States Treasury Note/Bond	2.375%	10/31/14	4,130	4,229
United States Treasury Note/Bond	0.375%	11/15/14	8,625	8,647
United States Treasury Note/Bond	4.250%	11/15/14	7,000	7,322
United States Treasury Note/Bond	2.125%	11/30/14	10,300	10,535
United States Treasury Note/Bond	0.250%	12/15/14	4,030	4,034
United States Treasury Note/Bond	0.125%	12/31/14	20	20
United States Treasury Note/Bond	0.250%	1/15/15	1,322	1,323
United States Treasury Note/Bond	0.250%	1/31/15	950	951
United States Treasury Note/Bond	2.250%	1/31/15	6,325	6,498
United States Treasury Note/Bond	0.250%	2/15/15	15,992	16,004
United States Treasury Note/Bond	4.000%	2/15/15	6,932	7,292
United States Treasury Note/Bond	11.250%	2/15/15	7,050	8,115
United States Treasury Note/Bond	0.250%	2/28/15	30,335	30,359
United States Treasury Note/Bond	2.375%	2/28/15	350	361
United States Treasury Note/Bond	0.250%	3/31/15	550	550
United States Treasury Note/Bond	2.500%	3/31/15	550	569
United States Treasury Note/Bond	0.375%	4/15/15	6,715	6,730
United States Treasury Note/Bond	0.125%	4/30/15	4,000	3,993
United States Treasury Note/Bond	2.500%	4/30/15	2,550	2,641
United States Treasury Note/Bond	0.250%	5/15/15	8,075	8,075
United States Treasury Note/Bond	4.125%	5/15/15	2,450	2,604
United States Treasury Note/Bond	0.250%	5/31/15	3,805	3,804
United States Treasury Note/Bond	2.125%	5/31/15	575	593
United States Treasury Note/Bond	0.375%	6/15/15	23,500	23,544
United States Treasury Note/Bond	1.875%	6/30/15	2,200	2,261
United States Treasury Note/Bond	0.250%	7/15/15	4,385	4,382
United States Treasury Note/Bond	0.250%	7/31/15	5,600	5,597
United States Treasury Note/Bond	1.750%	7/31/15	2,750	2,823
United States Treasury Note/Bond	0.250%	8/15/15	10,107	10,097
United States Treasury Note/Bond	4.250%	8/15/15	1,600	1,718
United States Treasury Note/Bond	10.625%	8/15/15	35	42
United States Treasury Note/Bond	0.250%	9/15/15	7,950	7,940
United States Treasury Note/Bond	0.250%	9/30/15	8,075	8,064
United States Treasury Note/Bond	0.250%	10/15/15	1,160	1,158
United States Treasury Note/Bond	1.250%	10/31/15	1,250	1,273
United States Treasury Note/Bond	0.375%	11/15/15	8,475	8,476
United States Treasury Note/Bond	4.500%	11/15/15	600	652
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,742
United States Treasury Note/Bond	1.375%	11/30/15	6,110	6,242
United States Treasury Note/Bond	0.250%	12/15/15	7,426	7,405
United States Treasury Note/Bond	2.125%	12/31/15	1,775	1,844
United States Treasury Note/Bond	0.375%	1/15/16	6,443	6,439
United States Treasury Note/Bond	0.375%	2/15/16	22,020	21,999
United States Treasury Note/Bond	4.500%	2/15/16	3,750	4,111
United States Treasury Note/Bond	9.250%	2/15/16	75	91
United States Treasury Note/Bond	2.125%	2/29/16	2,350	2,445
United States Treasury Note/Bond	2.375%	3/31/16	1,725	1,807
United States Treasury Note/Bond	0.250%	4/15/16	11,450	11,387

United States Treasury Note/Bond	2.000%	4/30/16	9,575	9,946
United States Treasury Note/Bond	2.625%	4/30/16	1,375	1,450
United States Treasury Note/Bond	0.250%	5/15/16	15,140	15,043
United States Treasury Note/Bond	5.125%	5/15/16	10,725	12,019
United States Treasury Note/Bond	7.250%	5/15/16	685	806
United States Treasury Note/Bond	1.750%	5/31/16	2,575	2,658
United States Treasury Note/Bond	3.250%	5/31/16	575	616
United States Treasury Note/Bond	3.250%	6/30/16	700	752
United States Treasury Note/Bond	0.625%	7/15/16	5,550	5,559
United States Treasury Note/Bond	1.500%	7/31/16	2,325	2,384
United States Treasury Note/Bond	3.250%	7/31/16	1,825	1,962
United States Treasury Note/Bond	0.625%	8/15/16	12,000	12,009
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,683
United States Treasury Note/Bond	1.000%	8/31/16	4,000	4,044
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,396
United States Treasury Note/Bond	0.875%	9/15/16	7,945	8,005
United States Treasury Note/Bond	3.000%	9/30/16	5,850	6,258
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,282
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,149
United States Treasury Note/Bond	4.625%	11/15/16	250	280
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,541
United States Treasury Note/Bond	0.875%	11/30/16	2,500	2,512
United States Treasury Note/Bond	2.750%	11/30/16	20,150	21,428
United States Treasury Note/Bond	0.875%	12/31/16	10,535	10,574
United States Treasury Note/Bond	0.875%	1/31/17	550	551
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,073
United States Treasury Note/Bond	4.625%	2/15/17	200	225
United States Treasury Note/Bond	0.875%	2/28/17	700	701
United States Treasury Note/Bond	3.000%	2/28/17	725	778
United States Treasury Note/Bond	1.000%	3/31/17	155	156
United States Treasury Note/Bond	3.250%	3/31/17	10,575	11,447
United States Treasury Note/Bond	0.875%	4/30/17	2,255	2,254
United States Treasury Note/Bond	4.500%	5/15/17	6,420	7,243
United States Treasury Note/Bond	8.750%	5/15/17	5,125	6,562
United States Treasury Note/Bond	0.625%	5/31/17	775	767
United States Treasury Note/Bond	2.750%	5/31/17	530	565
United States Treasury Note/Bond	2.500%	6/30/17	13,100	13,853
United States Treasury Note/Bond	0.500%	7/31/17	257	252
United States Treasury Note/Bond	2.375%	7/31/17	3,775	3,971
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,487
United States Treasury Note/Bond	8.875%	8/15/17	5,650	7,349
United States Treasury Note/Bond	0.625%	8/31/17	555	546
United States Treasury Note/Bond	1.875%	8/31/17	4,840	4,999
United States Treasury Note/Bond	0.625%	9/30/17	10,710	10,529
United States Treasury Note/Bond	0.750%	10/31/17	6,420	6,334
United States Treasury Note/Bond	1.875%	10/31/17	1,825	1,883
United States Treasury Note/Bond	4.250%	11/15/17	975	1,100
United States Treasury Note/Bond	0.625%	11/30/17	1,549	1,518
United States Treasury Note/Bond	0.750%	12/31/17	305	300
United States Treasury Note/Bond	0.875%	1/31/18	14,225	14,043
United States Treasury Note/Bond	2.625%	1/31/18	100	106
United States Treasury Note/Bond	0.750%	2/28/18	2,000	1,962
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,067
United States Treasury Note/Bond	0.750%	3/31/18	1,215	1,189
United States Treasury Note/Bond	2.875%	3/31/18	3,575	3,833
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,087
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,353

United States Treasury Note/Bond	3.875%	5/15/18	523	585
United States Treasury Note/Bond	9.125%	5/15/18	50	68
United States Treasury Note/Bond	1.000%	5/31/18	10,155	10,026
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,467
United States Treasury Note/Bond	2.375%	6/30/18	4,750	4,985
United States Treasury Note/Bond	1.375%	7/31/18	2,175	2,179
United States Treasury Note/Bond	2.250%	7/31/18	6,250	6,519
United States Treasury Note/Bond	4.000%	8/15/18	1,375	1,551
United States Treasury Note/Bond	1.500%	8/31/18	4,000	4,028
United States Treasury Note/Bond	1.375%	9/30/18	17,330	17,322
United States Treasury Note/Bond	1.750%	10/31/18	10,475	10,652
United States Treasury Note/Bond	3.750%	11/15/18	5,275	5,887
United States Treasury Note/Bond	1.375%	11/30/18	6,230	6,212
United States Treasury Note/Bond	2.750%	2/15/19	3,740	3,980
United States Treasury Note/Bond	8.875%	2/15/19	260	360
United States Treasury Note/Bond	1.375%	2/28/19	575	571
United States Treasury Note/Bond	1.500%	3/31/19	575	573
United States Treasury Note/Bond	1.250%	4/30/19	275	270
United States Treasury Note/Bond	3.125%	5/15/19	200	217
United States Treasury Note/Bond	1.125%	5/31/19	1,025	997
United States Treasury Note/Bond	1.000%	6/30/19	2,300	2,217
United States Treasury Note/Bond	3.625%	8/15/19	1,857	2,062
United States Treasury Note/Bond	8.125%	8/15/19	117	160
United States Treasury Note/Bond	1.000%	8/31/19	575	552
United States Treasury Note/Bond	1.000%	9/30/19	575	551
United States Treasury Note/Bond	1.250%	10/31/19	625	607
United States Treasury Note/Bond	3.375%	11/15/19	11,485	12,601
United States Treasury Note/Bond	1.125%	12/31/19	5	5
United States Treasury Note/Bond	1.375%	1/31/20	864	840
United States Treasury Note/Bond	3.625%	2/15/20	27,475	30,523
United States Treasury Note/Bond	8.500%	2/15/20	137	193
United States Treasury Note/Bond	1.250%	2/29/20	1,868	1,798
United States Treasury Note/Bond	1.125%	3/31/20	8,900	8,483
United States Treasury Note/Bond	1.125%	4/30/20	18,100	17,212
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,877
United States Treasury Note/Bond	1.375%	5/31/20	400	386
United States Treasury Note/Bond	1.875%	6/30/20	13,575	13,516
United States Treasury Note/Bond	2.000%	7/31/20	4,950	4,963
United States Treasury Note/Bond	8.750%	8/15/20	9,225	13,320
United States Treasury Note/Bond	2.625%	11/15/20	7,805	8,118
United States Treasury Note/Bond	3.625%	2/15/21	8,225	9,103
United States Treasury Note/Bond	7.875%	2/15/21	2,880	4,039
United States Treasury Note/Bond	3.125%	5/15/21	2,950	3,154
United States Treasury Note/Bond	2.125%	8/15/21	156	155
United States Treasury Note/Bond	2.000%	11/15/21	890	870
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,532
United States Treasury Note/Bond	2.000%	2/15/22	10	10
United States Treasury Note/Bond	1.750%	5/15/22	212	201
United States Treasury Note/Bond	1.625%	8/15/22	1,296	1,208
United States Treasury Note/Bond	7.250%	8/15/22	1,500	2,089
United States Treasury Note/Bond	1.625%	11/15/22	7,082	6,559
United States Treasury Note/Bond	7.625%	11/15/22	40	57
United States Treasury Note/Bond	2.000%	2/15/23	523	498
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,353
United States Treasury Note/Bond	1.750%	5/15/23	23,520	21,804
United States Treasury Note/Bond	2.500%	8/15/23	6,675	6,610
United States Treasury Note/Bond	6.250%	8/15/23	11,290	14,949

United States Treasury Note/Bond	7.500%	11/15/24	25	37
United States Treasury Note/Bond	6.875%	8/15/25	4,955	6,985
United States Treasury Note/Bond	6.000%	2/15/26	1,460	1,932
United States Treasury Note/Bond	6.750%	8/15/26	5	7
United States Treasury Note/Bond	6.500%	11/15/26	765	1,060
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,492
United States Treasury Note/Bond	6.375%	8/15/27	185	255
United States Treasury Note/Bond	5.500%	8/15/28	955	1,222
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,794
United States Treasury Note/Bond	5.250%	2/15/29	1,140	1,425
United States Treasury Note/Bond	6.125%	8/15/29	930	1,270
United States Treasury Note/Bond	6.250%	5/15/30	550	764
United States Treasury Note/Bond	4.500%	5/15/38	28	32
United States Treasury Note/Bond	3.500%	2/15/39	2,717	2,663
United States Treasury Note/Bond	4.250%	5/15/39	2,500	2,775
United States Treasury Note/Bond	4.500%	8/15/39	2,306	2,661
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,188
United States Treasury Note/Bond	4.625%	2/15/40	2,850	3,351
United States Treasury Note/Bond	4.375%	5/15/40	985	1,114
United States Treasury Note/Bond	3.875%	8/15/40	8,065	8,400
United States Treasury Note/Bond	4.250%	11/15/40	8,375	9,278
United States Treasury Note/Bond	4.750%	2/15/41	3,156	3,780
United States Treasury Note/Bond	3.125%	11/15/41	320	288
United States Treasury Note/Bond	3.125%	2/15/42	365	328
United States Treasury Note/Bond	3.000%	5/15/42	8,550	7,489
United States Treasury Note/Bond	2.750%	8/15/42	4,060	3,365
United States Treasury Note/Bond	2.750%	11/15/42	19,685	16,289
United States Treasury Note/Bond	3.125%	2/15/43	5,200	4,658
United States Treasury Note/Bond	3.625%	8/15/43	5,825	5,757
				898,923
Agency Bonds and Notes (4.0%)
Arab Republic of Egypt	4.450%	9/15/15	650	698
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	77
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	103
1 Federal Farm Credit Banks	1.625%	11/19/14	325	330
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	200	205
1 Federal Farm Credit Banks	4.875%	12/16/15	175	192
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Farm Credit Banks	5.125%	8/25/16	225	254
1 Federal Farm Credit Banks	4.875%	1/17/17	250	282
1 Federal Farm Credit Banks	5.150%	11/15/19	500	585
1 Federal Home Loan Banks	4.500%	11/14/14	350	367
1 Federal Home Loan Banks	2.750%	12/12/14	200	206
1 Federal Home Loan Banks	0.250%	1/16/15	600	601
1 Federal Home Loan Banks	0.250%	2/20/15	1,000	1,001
1 Federal Home Loan Banks	0.375%	8/28/15	900	900
1 Federal Home Loan Banks	3.125%	3/11/16	875	927
1 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,126
1 Federal Home Loan Banks	5.625%	6/13/16	75	84
1 Federal Home Loan Banks	0.375%	6/24/16	500	497
1 Federal Home Loan Banks	5.125%	10/19/16	525	593
1 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,351
1 Federal Home Loan Banks	4.875%	5/17/17	550	626
1 Federal Home Loan Banks	1.000%	6/21/17	400	400
1 Federal Home Loan Banks	5.000%	11/17/17	225	259
1 Federal Home Loan Banks	5.375%	8/15/18	150	176

1 Federal Home Loan Banks	1.875%	3/13/20	75	73
1 Federal Home Loan Banks	4.125%	3/13/20	300	333
1 Federal Home Loan Banks	5.250%	12/11/20	425	501
1 Federal Home Loan Banks	5.625%	6/11/21	35	42
1 Federal Home Loan Banks	2.125%	3/10/23	1,250	1,141
1 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,661
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	850	855
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	875	879
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	400	414
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	2,000	2,008
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	718
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	699
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,000	998
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	341
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,560
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	804
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	900	902
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	1,001
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,037
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	625	623
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	500	498
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	694
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	231
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	683
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	978
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	634
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	689
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,143
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	673
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,099
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,234
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	778
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	540
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,067
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	325
2 Federal National Mortgage Assn.	4.625%	10/15/14	725	758
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,085	1,090
2 Federal National Mortgage Assn.	2.625%	11/20/14	1,855	1,905
2 Federal National Mortgage Assn.	0.750%	12/19/14	825	830
2 Federal National Mortgage Assn.	0.375%	3/16/15	700	702
2 Federal National Mortgage Assn.	0.500%	5/27/15	900	904
2 Federal National Mortgage Assn.	0.500%	7/2/15	325	326
2 Federal National Mortgage Assn.	2.375%	7/28/15	2,250	2,335
2 Federal National Mortgage Assn.	0.500%	9/28/15	1,300	1,303
2 Federal National Mortgage Assn.	4.375%	10/15/15	2,725	2,945
2 Federal National Mortgage Assn.	1.625%	10/26/15	450	461
2 Federal National Mortgage Assn.	0.375%	12/21/15	675	674
2 Federal National Mortgage Assn.	5.000%	3/15/16	150	166
2 Federal National Mortgage Assn.	0.500%	3/30/16	975	974
2 Federal National Mortgage Assn.	2.375%	4/11/16	450	471
2 Federal National Mortgage Assn.	0.375%	7/5/16	1,000	993
2 Federal National Mortgage Assn.	0.625%	8/26/16	650	648
2 Federal National Mortgage Assn.	5.250%	9/15/16	325	368
2 Federal National Mortgage Assn.	1.250%	9/28/16	1,125	1,142
2 Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,195
2 Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,011
2 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,184

2	Federal National Mortgage Assn.	1.125%	4/27/17	2,950	2,961
2	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,280
2	Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,155
2	Federal National Mortgage Assn.	0.875%	10/26/17	900	887
2	Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,473
2	Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,447
2	Federal National Mortgage Assn.	0.875%	5/21/18	650	632
2	Federal National Mortgage Assn.	1.875%	9/18/18	1,825	1,848
2	Federal National Mortgage Assn.	1.625%	11/27/18	1,200	1,197
2	Federal National Mortgage Assn.	0.000%	10/9/19	275	234
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	224
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,284
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	422
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	401
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	334
1	Financing Corp.	9.650%	11/2/18	225	312
	Private Export Funding Corp.	3.050%	10/15/14	250	257
	Private Export Funding Corp.	1.375%	2/15/17	25	25
	Private Export Funding Corp.	2.250%	12/15/17	125	129
	Private Export Funding Corp.	1.875%	7/15/18	100	101
	Private Export Funding Corp.	4.375%	3/15/19	200	225
	Private Export Funding Corp.	1.450%	8/15/19	100	97
	Private Export Funding Corp.	4.300%	12/15/21	100	111
	Private Export Funding Corp.	2.800%	5/15/22	125	123
	Private Export Funding Corp.	2.050%	11/15/22	1,075	976
	Private Export Funding Corp.	2.450%	7/15/24	100	91
	State of Israel	5.500%	12/4/23	50	60
	State of Israel	5.500%	4/26/24	475	566
1	Tennessee Valley Authority	5.500%	7/18/17	275	318
1	Tennessee Valley Authority	4.500%	4/1/18	175	197
1	Tennessee Valley Authority	1.750%	10/15/18	150	150
1	Tennessee Valley Authority	3.875%	2/15/21	250	269
1	Tennessee Valley Authority	1.875%	8/15/22	175	158
1	Tennessee Valley Authority	6.750%	11/1/25	50	65
1	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,314
1	Tennessee Valley Authority	4.650%	6/15/35	175	179
1	Tennessee Valley Authority	5.880%	4/1/36	250	299
1	Tennessee Valley Authority	5.500%	6/15/38	100	112
1	Tennessee Valley Authority	5.250%	9/15/39	225	246
1	Tennessee Valley Authority	3.500%	12/15/42	200	164
1	Tennessee Valley Authority	4.875%	1/15/48	100	99
1	Tennessee Valley Authority	5.375%	4/1/56	50	54
1	Tennessee Valley Authority	4.625%	9/15/60	180	169
					93,028
Conventional Mortgage-Backed Securities (23.5%)
2,3,4Fannie Mae Pool		2.000%	10/1/28	1,725	1,682
2,3,4Fannie Mae Pool		2.500%	3/1/27–1/1/43	13,382	13,419
2,3,4Fannie Mae Pool		3.000%	11/1/25–10/1/43	37,659	37,711
2,3,4Fannie Mae Pool		3.500%	9/1/25–10/1/43	48,375	49,736
2,3,4Fannie Mae Pool		4.000%	8/1/18–10/1/43	41,081	43,290
2,3,4Fannie Mae Pool		4.500%	2/1/18–10/1/43	27,683	29,641
2,3,4Fannie Mae Pool		5.000%	3/1/17–10/1/43	23,457	25,448
[2,4] Fannie Mae Pool		5.500%	9/1/14–10/1/43	19,049	20,793
[2,4] Fannie Mae Pool		6.000%	11/1/13–7/1/40	14,046	15,419
[2,4] Fannie Mae Pool		6.500%	11/1/14–10/1/39	5,227	5,831
[2,4] Fannie Mae Pool		7.000%	9/1/14–11/1/37	1,461	1,656
[2,4] Fannie Mae Pool		7.500%	11/1/22–2/1/32	116	127

[2,4] Fannie Mae Pool		8.000%	8/1/17–11/1/30	64	68
[2,4] Fannie Mae Pool		8.500%	7/1/22–4/1/31	18	21
[2,4] Fannie Mae Pool		9.000%	7/1/22–12/1/24	2	2
[2,4] Fannie Mae Pool		9.500%	12/1/18–2/1/25	3	4
[2,4] Fannie Mae Pool		10.000%	8/1/20–8/1/21	1	1
[2,4] Freddie Mac Gold Pool		2.000%	8/1/28	473	461
[2,4] Freddie Mac Gold Pool		2.500%	5/1/28–2/1/43	9,726	9,722
2,3,4Freddie Mac Gold Pool		3.000%	3/1/27–10/1/43	18,819	18,812
2,3,4Freddie Mac Gold Pool		3.500%	9/1/25–10/1/43	25,664	26,302
2,3,4Freddie Mac Gold Pool		4.000%	5/1/14–10/1/43	22,586	23,688
2,3,4Freddie Mac Gold Pool		4.500%	1/1/18–10/1/43	20,282	21,605
2,3,4Freddie Mac Gold Pool		5.000%	10/1/17–10/1/43	14,776	15,924
2,3,4Freddie Mac Gold Pool		5.500%	12/1/13–10/1/43	13,563	14,713
2,3,4Freddie Mac Gold Pool		6.000%	11/1/13–10/1/43	8,904	9,736
[2,4] Freddie Mac Gold Pool		6.500%	10/1/13–4/1/39	2,847	3,170
[2,4] Freddie Mac Gold Pool		7.000%	1/1/15–2/1/37	847	967
[2,4] Freddie Mac Gold Pool		7.500%	9/1/15–10/1/30	63	72
[2,4] Freddie Mac Gold Pool		8.000%	12/1/15–7/1/30	59	68
[2,4] Freddie Mac Gold Pool		8.500%	4/1/23–11/1/30	32	36
[2,4] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	6
[2,4] Freddie Mac Gold Pool		10.000%	3/1/17	1	1
[2,4] Freddie Mac Non Gold Pool		10.000%	11/1/19	1	1
[3,4] Ginnie Mae I Pool		3.000%	1/15/26–10/1/43	4,333	4,290
4	Ginnie Mae I Pool	3.500%	11/15/25–1/15/42	5,533	5,732
[3,4] Ginnie Mae I Pool		4.000%	10/15/24–10/1/43	9,295	9,822
4	Ginnie Mae I Pool	4.500%	8/15/18–4/15/41	13,296	14,331
4	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	7,334	7,998
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	5,081	5,586
[3,4] Ginnie Mae I Pool		6.000%	2/15/17–10/1/43	4,018	4,450
4	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	1,172	1,320
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	199	223
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	93	103
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	54	59
4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	11	11
4	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	14	15
4	Ginnie Mae I Pool	9.500%	12/15/21	3	4
4	Ginnie Mae I Pool	10.000%	5/15/20	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	650	663
[3,4] Ginnie Mae II Pool		3.000%	2/20/27–10/1/43	17,005	16,836
[3,4] Ginnie Mae II Pool		3.500%	9/20/25–10/1/43	28,781	29,751
[3,4] Ginnie Mae II Pool		4.000%	9/20/25–10/1/43	16,320	17,304
4	Ginnie Mae II Pool	4.500%	6/20/39–8/20/41	17,349	18,807
4	Ginnie Mae II Pool	5.000%	3/20/18–6/20/42	12,928	14,169
4	Ginnie Mae II Pool	5.500%	6/20/34–8/20/41	3,761	4,133
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,319	2,569
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	829	938
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	79	89
					549,337
Nonconventional Mortgage-Backed Securities (0.8%)
2,4,5Fannie Mae Pool		1.563%	4/1/37	36	38
2,4 Fannie Mae Pool		2.110%	3/1/43	263	264
2,4,5Fannie Mae Pool		2.142%	9/1/37	71	76
[2,4] Fannie Mae Pool		2.193%	12/1/41	206	216
[2,4] Fannie Mae Pool		2.197%	9/1/42	272	279
[2,4] Fannie Mae Pool		2.205%	6/1/43	290	291
2,4,5Fannie Mae Pool		2.228%	8/1/37	68	72
2,4,5Fannie Mae Pool		2.235%	6/1/37	42	44

[2,4] Fannie Mae Pool	2.243%	10/1/42	188	190
[2,4] Fannie Mae Pool	2.269%	7/1/43	311	300
2,4,5Fannie Mae Pool	2.278%	8/1/35	170	182
2,4,5Fannie Mae Pool	2.392%	12/1/35	87	92
[2,4] Fannie Mae Pool	2.408%	7/1/42	260	264
[2,4] Fannie Mae Pool	2.419%	5/1/42	459	472
[2,4] Fannie Mae Pool	2.449%	5/1/43	510	502
[2,4] Fannie Mae Pool	2.477%	10/1/42	245	250
2,4,5Fannie Mae Pool	2.490%	2/1/36	32	33
2,4,5Fannie Mae Pool	2.504%	6/1/36	5	5
[2,4] Fannie Mae Pool	2.512%	12/1/40	157	163
[2,4] Fannie Mae Pool	2.529%	10/1/40	200	208
2,4,5Fannie Mae Pool	2.555%	1/1/35	130	140
2,4,5Fannie Mae Pool	2.608%	9/1/34	23	24
[2,4] Fannie Mae Pool	2.617%	11/1/41	186	192
[2,4] Fannie Mae Pool	2.618%	12/1/41	205	212
[2,4] Fannie Mae Pool	2.669%	1/1/42	212	218
2,4,5Fannie Mae Pool	2.670%	1/1/37	74	80
[2,4] Fannie Mae Pool	2.794%	3/1/42	236	244
[2,4] Fannie Mae Pool	2.801%	1/1/42	155	160
2,4,5Fannie Mae Pool	2.810%	11/1/33	30	33
[2,4] Fannie Mae Pool	2.825%	3/1/41	127	132
[2,4] Fannie Mae Pool	2.841%	11/1/41	201	209
[2,4] Fannie Mae Pool	2.908%	12/1/40	97	100
[2,4] Fannie Mae Pool	2.946%	5/1/42	89	95
[2,4] Fannie Mae Pool	3.004%	3/1/42	163	173
[2,4] Fannie Mae Pool	3.036%	3/1/41	236	246
[2,4] Fannie Mae Pool	3.075%	2/1/41	93	97
[2,4] Fannie Mae Pool	3.135%	2/1/41	98	102
[2,4] Fannie Mae Pool	3.156%	2/1/41	137	143
[2,4] Fannie Mae Pool	3.164%	12/1/40	128	135
[2,4] Fannie Mae Pool	3.182%	9/1/40	143	149
[2,4] Fannie Mae Pool	3.208%	12/1/40	151	159
[2,4] Fannie Mae Pool	3.222%	8/1/40	156	163
[2,4] Fannie Mae Pool	3.254%	10/1/40	131	137
[2,4] Fannie Mae Pool	3.262%	1/1/41	131	136
[2,4] Fannie Mae Pool	3.283%	5/1/41	155	163
[2,4] Fannie Mae Pool	3.291%	1/1/40	86	89
[2,4] Fannie Mae Pool	3.294%	11/1/40	68	72
[2,4] Fannie Mae Pool	3.336%	8/1/42	211	220
[2,4] Fannie Mae Pool	3.342%	7/1/42	92	99
[2,4] Fannie Mae Pool	3.394%	5/1/40	67	70
[2,4] Fannie Mae Pool	3.418%	1/1/40	183	190
[2,4] Fannie Mae Pool	3.438%	12/1/39	347	360
[2,4] Fannie Mae Pool	3.492%	5/1/40	49	51
[2,4] Fannie Mae Pool	3.497%	10/1/39	54	57
[2,4] Fannie Mae Pool	3.548%	3/1/40	207	216
[2,4] Fannie Mae Pool	3.569%	6/1/41–7/1/41	259	270
[2,4] Fannie Mae Pool	3.580%	8/1/39	81	85
[2,4] Fannie Mae Pool	3.592%	11/1/39	30	32
[2,4] Fannie Mae Pool	3.634%	4/1/41	143	149
[2,4] Fannie Mae Pool	3.650%	11/1/39	83	87
[2,4] Fannie Mae Pool	3.698%	5/1/40	285	297
[2,4] Fannie Mae Pool	3.727%	7/1/39	42	44
[2,4] Fannie Mae Pool	3.751%	6/1/41	158	166
[2,4] Fannie Mae Pool	3.797%	2/1/40	291	303
2,4,5Fannie Mae Pool	3.807%	11/1/34	39	41

[2,4] Fannie Mae Pool	3.822%	9/1/40	201	213
[2,4] Fannie Mae Pool	4.228%	12/1/39	212	224
2,4,5Fannie Mae Pool	4.327%	10/1/38	123	130
2,4,5Fannie Mae Pool	4.920%	12/1/33	26	28
[2,4] Fannie Mae Pool	5.152%	3/1/38	98	104
[2,4] Fannie Mae Pool	5.241%	7/1/36	46	49
2,4,5Fannie Mae Pool	5.249%	11/1/39	97	105
[2,4] Fannie Mae Pool	5.259%	7/1/38	14	15
[2,4] Fannie Mae Pool	5.367%	8/1/39	197	213
[2,4] Fannie Mae Pool	5.584%	5/1/36	63	67
[2,4] Fannie Mae Pool	5.665%	4/1/37	83	89
[2,4] Fannie Mae Pool	5.794%	12/1/37	104	112
[2,4] Fannie Mae Pool	5.803%	10/1/37	79	85
[2,4] Fannie Mae Pool	6.014%	7/1/37	16	18
2,4,5Fannie Mae Pool	6.024%	11/1/36	99	105
[2,4] Fannie Mae Pool	6.132%	10/1/37	113	121
2,4,5Freddie Mac Non Gold Pool	1.841%	6/1/37	44	45
2,4,5Freddie Mac Non Gold Pool	2.220%	7/1/35	50	53
2,4,5Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	107	112
2,4,5Freddie Mac Non Gold Pool	2.544%	8/1/37	94	100
[2,4] Freddie Mac Non Gold Pool	2.582%	2/1/42	160	166
2,4,5Freddie Mac Non Gold Pool	2.603%	1/1/35	10	10
[2,4] Freddie Mac Non Gold Pool	2.619%	12/1/40	96	99
2,4,5Freddie Mac Non Gold Pool	2.677%	10/1/37	36	38
[2,4] Freddie Mac Non Gold Pool	2.697%	11/1/40	77	80
[2,4] Freddie Mac Non Gold Pool	2.710%	12/1/40	157	162
2,4,5Freddie Mac Non Gold Pool	2.718%	12/1/35	47	50
2,4,5Freddie Mac Non Gold Pool	2.720%	12/1/34	58	61
2,4,5Freddie Mac Non Gold Pool	2.725%	12/1/36	98	101
[2,4] Freddie Mac Non Gold Pool	2.764%	2/1/42	109	115
[2,4] Freddie Mac Non Gold Pool	2.782%	1/1/41	118	121
[2,4] Freddie Mac Non Gold Pool	2.905%	2/1/41	177	183
[2,4] Freddie Mac Non Gold Pool	2.958%	2/1/41	52	54
[2,4] Freddie Mac Non Gold Pool	3.086%	6/1/41	92	95
[2,4] Freddie Mac Non Gold Pool	3.093%	3/1/41	79	83
[2,4] Freddie Mac Non Gold Pool	3.146%	11/1/40	174	181
[2,4] Freddie Mac Non Gold Pool	3.233%	6/1/40	89	93
[2,4] Freddie Mac Non Gold Pool	3.363%	5/1/40	37	39
[2,4] Freddie Mac Non Gold Pool	3.459%	8/1/40	173	181
[2,4] Freddie Mac Non Gold Pool	3.463%	5/1/40	42	44
[2,4] Freddie Mac Non Gold Pool	3.490%	4/1/40	112	116
[2,4] Freddie Mac Non Gold Pool	3.556%	11/1/39	207	215
[2,4] Freddie Mac Non Gold Pool	3.589%	6/1/40	112	117
[2,4] Freddie Mac Non Gold Pool	3.634%	6/1/41	183	191
[2,4] Freddie Mac Non Gold Pool	3.645%	1/1/40	116	120
[2,4] Freddie Mac Non Gold Pool	3.674%	9/1/40	184	192
[2,4] Freddie Mac Non Gold Pool	4.021%	3/1/40	256	267
[2,4] Freddie Mac Non Gold Pool	4.659%	5/1/38	13	14
[2,4] Freddie Mac Non Gold Pool	4.794%	12/1/35	88	92
[2,4] Freddie Mac Non Gold Pool	5.054%	3/1/37	14	15
[2,4] Freddie Mac Non Gold Pool	5.066%	10/1/36	56	59
[2,4] Freddie Mac Non Gold Pool	5.250%	3/1/38	147	158
[2,4] Freddie Mac Non Gold Pool	5.354%	1/1/38	25	27
[2,4] Freddie Mac Non Gold Pool	5.469%	2/1/36	39	41
[2,4] Freddie Mac Non Gold Pool	5.739%	9/1/37	71	76
[2,4] Freddie Mac Non Gold Pool	5.780%	10/1/37	2	2
[2,4] Freddie Mac Non Gold Pool	5.802%	5/1/37	98	106

[2,4] Freddie Mac Non Gold Pool		5.983%	12/1/36	35	37
[2,4] Freddie Mac Non Gold Pool		6.087%	12/1/36	71	76
[2,4] Freddie Mac Non Gold Pool		6.360%	2/1/37	20	21
4	Ginnie Mae II Pool	2.000%	6/20/43	223	230
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	682	709
4	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	967	1,012
4	Ginnie Mae II Pool	3.500%	10/20/39–8/20/41	456	481
4	Ginnie Mae II Pool	3.750%	1/20/40	72	75
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	837	871
[4,5] Ginnie Mae II Pool		5.000%	7/20/38–10/20/38	38	39
					19,784
Total U.S. Government and Agency Obligations (Cost $1,533,056)					1,561,072
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	100	112
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	175	177
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	67	67
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	140	140
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	25	25
4	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	41	41
4	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	26	26
4	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	64	64
4	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	20	20
4	Banc of America Commercial Mortgage Trust
	2004-2	4.153%	11/10/38	5	5
4	Banc of America Commercial Mortgage Trust
	2005-1	5.344%	11/10/42	32	32
4	Banc of America Commercial Mortgage Trust
	2005-5	5.115%	10/10/45	700	754
4	Banc of America Commercial Mortgage Trust
	2005-6	5.358%	9/10/47	90	97
4	Banc of America Commercial Mortgage Trust
	2005-6	5.358%	9/10/47	50	54
4	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	475	514
4	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	5	5
4	Banc of America Commercial Mortgage Trust
	2006-2	5.924%	5/10/45	325	356
4	Banc of America Commercial Mortgage Trust
	2006-2	5.959%	5/10/45	85	87
4	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	500	549
4	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	425	461
4	Banc of America Commercial Mortgage Trust
	2006-5	5.448%	9/10/47	50	54
4	Banc of America Commercial Mortgage Trust
	2007-1	5.482%	1/15/49	145	155
4	Banc of America Commercial Mortgage Trust
	2008-1	6.395%	2/10/51	500	575

6 Bank of Scotland plc	5.250%	2/21/17	375	423
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	60	62
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	130	140
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	110	113
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.293%	10/12/42	350	373
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.610%	3/11/39	125	135
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.895%	9/11/38	150	164
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	95	106
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.764%	4/12/38	205	224
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.764%	4/12/38	125	136
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	237	262
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.846%	6/11/40	171	174
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.898%	6/11/40	150	169
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	150	169
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	235	266
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	575	649
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	69	77
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	205
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	825	942
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.793%	9/11/42	127	129
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	82	81
4 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	55	55
4 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	53	53
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	30	30
4 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	1,000	1,098
4 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	225	261
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	55	55
4 Carmax Auto Owner Trust 2013-2	0.640%	1/16/18	79	79
4 Carmax Auto Owner Trust 2013-3-A3	0.970%	4/16/18	80	80
4 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	33	32
4 Carmax Auto Owner Trust 2013-3-A4	1.490%	1/15/19	40	40
4 CD 2005-CD1 Commercial Mortgage Trust	5.393%	7/15/44	145	156
4 CD 2005-CD1 Commercial Mortgage Trust	5.393%	7/15/44	150	160
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	250	276
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	250	274
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	490	551

4	CenterPoint Energy Transition Bond Co. II
	LLC 2005-A	5.170%	8/1/19	44	48
4	CenterPoint Energy Transition Bond Co. II
	LLC 2005-A	5.302%	8/1/20	26	30
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	3.028%	10/15/25	350	342
4	Chase Issuance Trust 2006-A2	5.160%	4/16/18	397	438
4	Chase Issuance Trust 2012-A5	0.590%	8/15/17	100	100
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	292
4	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	229	243
4	Citibank Credit Card Issuance Trust 2004-A8	4.900%	12/12/16	237	249
4	Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	125	133
4	Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	301	329
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	290
4	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	283
4	Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	525	541
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	50	52
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.649%	9/10/46	75	77
4	Citigroup Commercial Mortgage Trust 2005-
	C3	4.830%	5/15/43	175	184
4	Citigroup Commercial Mortgage Trust 2006-
	C4	5.951%	3/15/49	425	467
4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	110	121
4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.462%	10/15/49	100	109
4	Citigroup Commercial Mortgage Trust 2007-
	C6	5.885%	12/10/49	600	676
4	Citigroup Commercial Mortgage Trust 2008-
	C7	6.336%	12/10/49	536	610
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	75	72
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	100	95
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	75	77
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.966%	5/15/46	300	339
4	COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	182	183
4	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	460	486
4	COMM 2006-C7 Mortgage Trust	5.947%	6/10/46	550	607
4	COMM 2006-C7 Mortgage Trust	5.972%	6/10/46	100	109
4	COMM 2007-C9 Mortgage Trust	5.993%	12/10/49	550	626
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	56
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	65
[4,6] COMM 2012-CCRE3 Mortgage Trust		3.416%	11/15/45	78	74
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	118
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	62
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	48
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	71
4	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	90	94
4	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	20	21
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	41
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	41
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	98

4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	55
4	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,200	1,246
4	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	100	104
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	275	292
4	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	150	159
4	Commercial Mortgage Trust 2006-GG7	6.056%	7/10/38	250	275
4	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	50	54
[4,6] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	286	298
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.567%	2/15/39	100	108
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.567%	2/15/39	175	189
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.567%	2/15/39	200	216
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.993%	6/15/38	594	652
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.993%	6/15/38	75	82
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	50	54
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	150	165
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	171	189
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.872%	6/15/39	164	181
4	CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	115	116
4	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	237	245
4	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	117	122
4	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	75	79
4	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	50	53
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	85	90
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	318
4	Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	22	22
4	Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	192	193
4	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	100	101
4	Ford Credit Auto Owner Trust 2012-A Series
	2013-5	1.150%	6/15/17	150	151
4	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	100	100
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	104	104
4	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	70	70
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	30	30
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	77	77
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	26	26
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5	1.500%	9/15/18	100	101
4	GE Capital Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	148	144
4	GE Commercial Mortgage Corp. Series 2005-
	C3 Trust	4.974%	7/10/45	150	159
4	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.458%	3/10/44	425	458
4	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.458%	3/10/44	175	191
4	GE Commercial Mortgage Corp. Series 2007-
	C1 Trust	5.543%	12/10/49	275	304

4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C1 Trust	4.908%	3/10/38	270	273
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	400	415
4 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	100	104
4 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	278	285
4 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	105	105
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	650	703
4 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	150	162
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	82
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	302
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	174
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	118
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	87
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	33
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	86
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	37
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	47
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	31
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	156
4 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	75	76
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	125	125
4 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	136	136
4 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	109	108
4 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	38	38
4 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	38	38
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	75	75
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	69	69
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	115	114
4 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	100	100
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	50	50
4 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	40	40
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	60	61
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	52	52
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	139	140
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.754%	6/12/41	481	494
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.567%	8/12/37	50	53
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.460%	1/12/43	50	53
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	130	138
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	99	105
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.368%	12/15/44	65	70
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.410%	12/15/44	105	114
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.489%	12/15/44	35	37
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.630%	12/12/44	75	81

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	253	277
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	192	209
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.056%	4/15/45	275	302
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.056%	4/15/45	65	72
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	115	125
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.447%	5/15/45	15	15
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	250	276
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	525	602
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.078%	2/12/51	75	85
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	6.002%	6/15/49	300	338
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	225
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	141
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	177
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	50
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	37
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	58	55
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	39
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.163%	7/15/45	26	26
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	41
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	31
4 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	700	718
4 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	350	362
4 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	225	236
4 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	50	52
4 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	250	265
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	120	131
4 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	575	623
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	82	91
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	60	66
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	75	81
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	275	306
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	270	293
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	456	510
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	130	147
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	200	231

4 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	26	26
4 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	26	26
4 Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	71	71
4 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	45	47
4 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	95	103
4 Merrill Lynch Mortgage Trust 2006-C1	5.872%	5/12/39	400	436
4 Merrill Lynch Mortgage Trust 2006-C1	5.872%	5/12/39	50	54
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	125	137
4 Merrill Lynch Mortgage Trust 2007-C1	6.045%	6/12/50	700	788
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	500	563
4 ML-CFC Commercial Mortgage Trust 2006-2	6.086%	6/12/46	600	666
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	85	93
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	50	54
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	465	512
4 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	52	52
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	125	140
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	97
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.367%	8/15/46	40	42
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.567%	8/15/46	20	21
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	64
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	13
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	96
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	48
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	48
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	48
4 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	65	66
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	56	57
4 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	26	26
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	170	173
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	125	130
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	225	238
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	95	100
4 Morgan Stanley Capital I Trust 2005-HQ7	5.378%	11/14/42	400	432
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	705	754
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	85	89
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	96	100
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	35	36
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	75	79
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	135	151
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	200	217
4 Morgan Stanley Capital I Trust 2006-HQ8	5.597%	3/12/44	150	161
4 Morgan Stanley Capital I Trust 2006-HQ8	5.646%	3/12/44	118	130
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	139
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	126
4 Morgan Stanley Capital I Trust 2006-IQ11	5.847%	10/15/42	213	231
4 Morgan Stanley Capital I Trust 2006-IQ11	5.851%	10/15/42	20	22

4 Morgan Stanley Capital I Trust 2006-IQ11	5.851%	10/15/42	100	106
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	200	223
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	200	216
4 Morgan Stanley Capital I Trust 2006-TOP23	5.987%	8/12/41	50	56
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	465
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	550	618
4 Morgan Stanley Capital I Trust 2007-IQ16	6.298%	12/12/49	125	141
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	109
4 Morgan Stanley Capital I Trust 2007-TOP27	5.815%	6/11/42	300	339
4 Morgan Stanley Capital I Trust 2007-TOP27	5.815%	6/11/42	150	166
4 Morgan Stanley Capital I Trust 2008-TOP29	6.459%	1/11/43	475	549
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	344
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	115	115
4 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	123	122
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	275	272
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	50	50
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	40	40
6 Northern Rock Asset Management plc	5.625%	6/22/17	150	171
4 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	600	658
6 Royal Bank of Canada	3.125%	4/14/15	225	234
4 Royal Bank of Canada	0.625%	12/5/16	200	200
Royal Bank of Canada	1.200%	9/19/18	300	297
Royal Bank of Canada	2.000%	10/1/19	400	401
4 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	110	110
4 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	130	129
4 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	66	65
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.551%	8/15/39	85	92
4 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	252	252
4 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	30	30
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	30	30
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	101
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	75	73
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	24
4 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	288	291
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C10	4.748%	2/15/41	271	274
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.478%	7/15/41	267	272
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	600	621
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	250	262
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	50	52
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	800	840
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	35	37

4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	75	79
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	175	185
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	667	717
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	35	37
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.465%	12/15/44	200	215
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.515%	12/15/44	50	54
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.915%	5/15/43	475	522
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.170%	6/15/45	34	37
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	374	404
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C28	5.679%	10/15/48	150	152
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.313%	11/15/48	4	4
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	66
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	176
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	124
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	102
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	72
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	132
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	90
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	37
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	17
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	72
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	14
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	146
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	72
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	21
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	104
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	20
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	7/15/46	50	52
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	7/15/46	30	31
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	7/15/46	30	31
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	7/15/46	50	52

4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	77	77
4 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $58,347)				63,208
Corporate Bonds (23.8%)
Finance (7.7%)
Banking (5.0%)
Abbey National Treasury Services plc	4.000%	4/27/16	150	159
Abbey National Treasury Services plc	3.050%	8/23/18	150	152
American Express Centurion Bank	5.950%	6/12/17	50	57
American Express Centurion Bank	6.000%	9/13/17	625	725
American Express Co.	5.500%	9/12/16	100	112
American Express Co.	6.150%	8/28/17	100	117
American Express Co.	7.000%	3/19/18	650	784
American Express Co.	2.650%	12/2/22	201	185
American Express Co.	4.050%	12/3/42	67	58
4 American Express Co.	6.800%	9/1/66	200	212
American Express Credit Corp.	1.750%	6/12/15	275	280
American Express Credit Corp.	2.750%	9/15/15	700	727
American Express Credit Corp.	2.800%	9/19/16	215	225
American Express Credit Corp.	2.375%	3/24/17	250	258
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	275	275
Bancolombia SA	4.250%	1/12/16	275	284
Bank of America Corp.	4.500%	4/1/15	200	210
Bank of America Corp.	4.750%	8/1/15	500	532
Bank of America Corp.	3.700%	9/1/15	250	262
Bank of America Corp.	5.250%	12/1/15	75	81
Bank of America Corp.	1.250%	1/11/16	275	275
Bank of America Corp.	3.625%	3/17/16	100	105
Bank of America Corp.	3.750%	7/12/16	700	742
Bank of America Corp.	6.500%	8/1/16	375	425
Bank of America Corp.	5.750%	8/15/16	100	110
Bank of America Corp.	5.420%	3/15/17	125	137
Bank of America Corp.	5.750%	12/1/17	325	366
Bank of America Corp.	2.000%	1/11/18	475	467
Bank of America Corp.	5.650%	5/1/18	900	1,017
Bank of America Corp.	7.625%	6/1/19	300	367
Bank of America Corp.	5.625%	7/1/20	350	390
Bank of America Corp.	5.700%	1/24/22	125	140
Bank of America Corp.	3.300%	1/11/23	400	374
Bank of America Corp.	5.875%	2/7/42	225	248
Bank of America NA	5.300%	3/15/17	1,125	1,240
Bank of America NA	6.100%	6/15/17	500	561
Bank of Montreal	0.800%	11/6/15	175	175
Bank of Montreal	1.300%	7/15/16	375	376
Bank of Montreal	2.500%	1/11/17	350	362
Bank of Montreal	2.375%	1/25/19	150	150
Bank of Montreal	2.550%	11/6/22	150	139
Bank of New York Mellon Corp.	4.950%	3/15/15	200	211
Bank of New York Mellon Corp.	2.500%	1/15/16	450	466
Bank of New York Mellon Corp.	1.300%	1/25/18	125	122
Bank of New York Mellon Corp.	5.450%	5/15/19	200	231
Bank of New York Mellon Corp.	3.550%	9/23/21	300	306
Bank of Nova Scotia	3.400%	1/22/15	125	130
Bank of Nova Scotia	0.750%	10/9/15	75	75
Bank of Nova Scotia	2.900%	3/29/16	500	522
Bank of Nova Scotia	1.375%	7/15/16	750	758

Bank of Nova Scotia	2.550%	1/12/17	150	156
Bank of Nova Scotia	1.375%	12/18/17	100	98
Bank One Corp.	4.900%	4/30/15	100	106
Barclays Bank plc	3.900%	4/7/15	400	418
Barclays Bank plc	5.000%	9/22/16	675	746
BB&T Corp.	5.200%	12/23/15	625	679
BB&T Corp.	2.150%	3/22/17	175	178
BB&T Corp.	4.900%	6/30/17	75	83
BB&T Corp.	1.450%	1/12/18	250	244
BBVA US Senior SAU	4.664%	10/9/15	400	417
Bear Stearns Cos. LLC	5.700%	11/15/14	550	581
Bear Stearns Cos. LLC	5.300%	10/30/15	50	54
Bear Stearns Cos. LLC	5.550%	1/22/17	150	167
Bear Stearns Cos. LLC	6.400%	10/2/17	400	467
Bear Stearns Cos. LLC	7.250%	2/1/18	325	389
BNP Paribas SA	3.250%	3/11/15	300	310
BNP Paribas SA	3.600%	2/23/16	525	555
BNP Paribas SA	2.375%	9/14/17	350	356
BNP Paribas SA	2.700%	8/20/18	425	431
BNP Paribas SA	5.000%	1/15/21	475	515
BNY Mellon NA	4.750%	12/15/14	50	52
Branch Banking & Trust Co.	5.625%	9/15/16	175	197
Canadian Imperial Bank of Commerce	0.900%	10/1/15	150	150
Canadian Imperial Bank of Commerce	2.350%	12/11/15	165	170
Canadian Imperial Bank of Commerce	1.350%	7/18/16	100	101
Capital One Bank USA NA	8.800%	7/15/19	350	447
Capital One Bank USA NA	3.375%	2/15/23	235	219
Capital One Financial Corp.	2.150%	3/23/15	275	280
Capital One Financial Corp.	5.500%	6/1/15	25	27
Capital One Financial Corp.	3.150%	7/15/16	250	261
Capital One Financial Corp.	6.150%	9/1/16	125	140
Capital One Financial Corp.	5.250%	2/21/17	50	55
Capital One Financial Corp.	6.750%	9/15/17	50	59
Capital One Financial Corp.	4.750%	7/15/21	50	53
Capital One Financial Corp.	3.500%	6/15/23	27	25
[4,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	602
Citigroup Inc.	5.500%	10/15/14	245	257
Citigroup Inc.	6.010%	1/15/15	259	276
Citigroup Inc.	4.750%	5/19/15	236	250
Citigroup Inc.	4.700%	5/29/15	150	159
Citigroup Inc.	2.250%	8/7/15	250	255
Citigroup Inc.	4.587%	12/15/15	175	187
Citigroup Inc.	5.300%	1/7/16	225	244
Citigroup Inc.	1.250%	1/15/16	300	300
Citigroup Inc.	1.300%	4/1/16	50	50
Citigroup Inc.	3.953%	6/15/16	100	106
Citigroup Inc.	4.450%	1/10/17	300	325
Citigroup Inc.	6.000%	8/15/17	176	201
Citigroup Inc.	6.125%	11/21/17	825	949
Citigroup Inc.	6.125%	5/15/18	789	912
Citigroup Inc.	2.500%	9/26/18	675	671
Citigroup Inc.	8.500%	5/22/19	300	383
Citigroup Inc.	5.375%	8/9/20	150	168
Citigroup Inc.	4.500%	1/14/22	575	601
Citigroup Inc.	4.050%	7/30/22	300	291
Citigroup Inc.	3.500%	5/15/23	500	449
Citigroup Inc.	5.500%	9/13/25	75	77

Citigroup Inc.	6.625%	6/15/32	100	108
Citigroup Inc.	5.875%	2/22/33	275	275
Citigroup Inc.	6.125%	8/25/36	75	76
Citigroup Inc.	5.875%	5/29/37	250	276
Citigroup Inc.	6.875%	3/5/38	439	542
Citigroup Inc.	8.125%	7/15/39	575	796
Comerica Bank	5.750%	11/21/16	225	255
Comerica Bank	5.200%	8/22/17	75	84
Commonwealth Bank of Australia	1.950%	3/16/15	350	357
Commonwealth Bank of Australia	1.250%	9/18/15	250	252
Commonwealth Bank of Australia	1.900%	9/18/17	250	251
Compass Bank	6.400%	10/1/17	75	81
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	125	128
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	250	266
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	325	321
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	1,003
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	526
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	125	120
Countrywide Financial Corp.	6.250%	5/15/16	125	138
Credit Suisse	3.500%	3/23/15	525	547
Credit Suisse	6.000%	2/15/18	100	113
Credit Suisse	5.300%	8/13/19	175	199
Credit Suisse	5.400%	1/14/20	325	356
Credit Suisse	4.375%	8/5/20	435	468
Credit Suisse USA Inc.	4.875%	1/15/15	635	670
Credit Suisse USA Inc.	5.125%	8/15/15	75	81
Deutsche Bank AG	3.450%	3/30/15	300	312
Deutsche Bank AG	3.250%	1/11/16	375	393
Deutsche Bank AG	6.000%	9/1/17	550	633
4 Deutsche Bank AG	4.296%	5/24/28	275	248
Deutsche Bank Financial LLC	5.375%	3/2/15	300	315
Discover Financial Services	3.850%	11/21/22	200	190
Fifth Third Bancorp	3.625%	1/25/16	400	422
Fifth Third Bancorp	3.500%	3/15/22	125	124
Fifth Third Bancorp	8.250%	3/1/38	225	293
Fifth Third Bank	0.900%	2/26/16	225	223
4 Fifth Third Capital Trust IV	6.500%	4/15/67	50	50
First Horizon National Corp.	5.375%	12/15/15	150	162
First Niagara Financial Group Inc.	6.750%	3/19/20	50	58
First Niagara Financial Group Inc.	7.250%	12/15/21	50	58
FirstMerit Corp.	4.350%	2/4/23	50	50
Goldman Sachs Capital I	6.345%	2/15/34	400	387
Goldman Sachs Group Inc.	5.000%	10/1/14	275	286
Goldman Sachs Group Inc.	5.125%	1/15/15	665	699
Goldman Sachs Group Inc.	3.300%	5/3/15	175	181
Goldman Sachs Group Inc.	3.700%	8/1/15	550	574
Goldman Sachs Group Inc.	5.350%	1/15/16	300	327
Goldman Sachs Group Inc.	3.625%	2/7/16	1,525	1,604
Goldman Sachs Group Inc.	5.750%	10/1/16	250	280
Goldman Sachs Group Inc.	5.625%	1/15/17	450	498
Goldman Sachs Group Inc.	6.250%	9/1/17	475	543

Goldman Sachs Group Inc.	5.950%	1/18/18	825	934
Goldman Sachs Group Inc.	2.375%	1/22/18	450	447
Goldman Sachs Group Inc.	6.150%	4/1/18	200	228
Goldman Sachs Group Inc.	2.900%	7/19/18	425	429
Goldman Sachs Group Inc.	7.500%	2/15/19	75	91
Goldman Sachs Group Inc.	5.375%	3/15/20	475	523
Goldman Sachs Group Inc.	6.000%	6/15/20	180	204
Goldman Sachs Group Inc.	5.250%	7/27/21	475	513
Goldman Sachs Group Inc.	5.750%	1/24/22	150	167
Goldman Sachs Group Inc.	3.625%	1/22/23	375	358
Goldman Sachs Group Inc.	5.950%	1/15/27	400	426
Goldman Sachs Group Inc.	6.125%	2/15/33	125	137
Goldman Sachs Group Inc.	6.450%	5/1/36	625	629
Goldman Sachs Group Inc.	6.750%	10/1/37	1,075	1,118
Goldman Sachs Group Inc.	6.250%	2/1/41	675	756
HSBC Bank USA NA	4.875%	8/24/20	250	269
HSBC Bank USA NA	5.625%	8/15/35	250	257
HSBC Holdings plc	5.100%	4/5/21	625	689
HSBC Holdings plc	4.875%	1/14/22	225	243
HSBC Holdings plc	4.000%	3/30/22	225	230
HSBC Holdings plc	7.625%	5/17/32	100	123
HSBC Holdings plc	7.350%	11/27/32	100	120
HSBC Holdings plc	6.500%	5/2/36	500	570
HSBC Holdings plc	6.500%	9/15/37	450	509
HSBC Holdings plc	6.800%	6/1/38	50	59
HSBC USA Inc.	2.375%	2/13/15	250	256
HSBC USA Inc.	1.625%	1/16/18	475	465
HSBC USA Inc.	2.625%	9/24/18	50	51
Huntington Bancshares Inc.	2.600%	8/2/18	50	50
Huntington Bancshares Inc.	7.000%	12/15/20	25	30
Intesa Sanpaolo SPA	3.125%	1/15/16	325	326
Intesa Sanpaolo SPA	3.875%	1/16/18	200	196
JPMorgan Chase & Co.	3.700%	1/20/15	250	259
JPMorgan Chase & Co.	4.750%	3/1/15	775	819
JPMorgan Chase & Co.	5.250%	5/1/15	125	133
JPMorgan Chase & Co.	5.150%	10/1/15	200	215
JPMorgan Chase & Co.	1.100%	10/15/15	600	601
JPMorgan Chase & Co.	2.600%	1/15/16	150	155
JPMorgan Chase & Co.	3.450%	3/1/16	350	369
JPMorgan Chase & Co.	3.150%	7/5/16	525	551
JPMorgan Chase & Co.	6.125%	6/27/17	75	85
JPMorgan Chase & Co.	2.000%	8/15/17	325	326
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,235
JPMorgan Chase & Co.	1.800%	1/25/18	450	443
JPMorgan Chase & Co.	1.625%	5/15/18	775	750
JPMorgan Chase & Co.	6.300%	4/23/19	825	965
JPMorgan Chase & Co.	4.400%	7/22/20	575	608
JPMorgan Chase & Co.	4.625%	5/10/21	250	268
JPMorgan Chase & Co.	4.350%	8/15/21	280	291
JPMorgan Chase & Co.	4.500%	1/24/22	25	26
JPMorgan Chase & Co.	3.250%	9/23/22	700	659
JPMorgan Chase & Co.	3.375%	5/1/23	200	181
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,119
JPMorgan Chase & Co.	5.500%	10/15/40	250	266
JPMorgan Chase & Co.	5.600%	7/15/41	450	484
JPMorgan Chase & Co.	5.400%	1/6/42	150	158
JPMorgan Chase & Co.	5.625%	8/16/43	100	99

JPMorgan Chase Bank NA	5.875%	6/13/16	25	28
JPMorgan Chase Bank NA	6.000%	10/1/17	375	428
KeyBank NA	4.950%	9/15/15	150	160
KeyBank NA	5.450%	3/3/16	150	165
KeyBank NA	1.650%	2/1/18	75	74
KeyCorp	5.100%	3/24/21	25	27
Lloyds Bank plc	4.875%	1/21/16	150	162
Lloyds Bank plc	4.200%	3/28/17	75	81
Lloyds Bank plc	6.375%	1/21/21	175	204
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	235
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	151
MBNA Corp.	5.000%	6/15/15	50	53
Mellon Funding Corp.	5.000%	12/1/14	300	315
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	524
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	247
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	331
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	459
Merrill Lynch & Co. Inc.	6.875%	4/25/18	875	1,031
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	87
Merrill Lynch & Co. Inc.	6.110%	1/29/37	100	104
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,420	1,739
Morgan Stanley	4.200%	11/20/14	475	491
Morgan Stanley	4.100%	1/26/15	225	233
Morgan Stanley	6.000%	4/28/15	225	241
Morgan Stanley	5.375%	10/15/15	175	188
Morgan Stanley	3.450%	11/2/15	700	726
Morgan Stanley	1.750%	2/25/16	150	151
Morgan Stanley	3.800%	4/29/16	575	604
Morgan Stanley	5.750%	10/18/16	375	416
Morgan Stanley	5.450%	1/9/17	575	632
Morgan Stanley	4.750%	3/22/17	255	277
Morgan Stanley	5.550%	4/27/17	50	56
Morgan Stanley	5.950%	12/28/17	375	426
Morgan Stanley	6.625%	4/1/18	450	523
Morgan Stanley	2.125%	4/25/18	425	414
Morgan Stanley	7.300%	5/13/19	525	627
Morgan Stanley	5.625%	9/23/19	800	894
Morgan Stanley	5.500%	1/26/20	275	304
Morgan Stanley	5.500%	7/24/20	175	193
Morgan Stanley	5.750%	1/25/21	250	278
Morgan Stanley	5.500%	7/28/21	75	82
Morgan Stanley	4.875%	11/1/22	425	427
Morgan Stanley	3.750%	2/25/23	425	408
Morgan Stanley	4.100%	5/22/23	350	326
Morgan Stanley	6.250%	8/9/26	450	504
Morgan Stanley	7.250%	4/1/32	150	182
Morgan Stanley	6.375%	7/24/42	200	225
Murray Street Investment Trust I	4.647%	3/9/17	275	295
National Australia Bank Ltd.	2.000%	3/9/15	175	179
National Australia Bank Ltd.	1.600%	8/7/15	275	279
National Australia Bank Ltd.	2.750%	3/9/17	175	182
National Australia Bank Ltd.	2.300%	7/25/18	175	177
National Australia Bank Ltd.	3.000%	1/20/23	250	234
National Bank of Canada	1.500%	6/26/15	125	127
National Bank of Canada	1.450%	11/7/17	100	98
National City Corp.	4.900%	1/15/15	500	526
Northern Trust Corp.	4.625%	5/1/14	100	102

Northern Trust Corp.	3.375%	8/23/21	100	101
PNC Bank NA	4.875%	9/21/17	775	863
PNC Bank NA	6.000%	12/7/17	100	116
PNC Funding Corp.	3.625%	2/8/15	75	78
PNC Funding Corp.	5.250%	11/15/15	100	108
PNC Funding Corp.	5.625%	2/1/17	75	83
PNC Funding Corp.	6.700%	6/10/19	25	30
PNC Funding Corp.	5.125%	2/8/20	150	167
PNC Funding Corp.	4.375%	8/11/20	475	508
PNC Funding Corp.	3.300%	3/8/22	500	488
Regions Financial Corp.	2.000%	5/15/18	325	316
Royal Bank of Canada	0.800%	10/30/15	575	575
Royal Bank of Canada	2.625%	12/15/15	625	650
Royal Bank of Canada	2.875%	4/19/16	150	157
Royal Bank of Canada	2.200%	7/27/18	375	377
Royal Bank of Scotland Group plc	2.550%	9/18/15	150	153
Royal Bank of Scotland Group plc	6.400%	10/21/19	450	513
6 Royal Bank of Scotland plc	4.875%	8/25/14	50	52
Royal Bank of Scotland plc	4.875%	3/16/15	225	237
Royal Bank of Scotland plc	3.950%	9/21/15	25	26
Royal Bank of Scotland plc	4.375%	3/16/16	75	80
Royal Bank of Scotland plc	5.625%	8/24/20	150	166
Royal Bank of Scotland plc	6.125%	1/11/21	200	225
Santander Holdings USA Inc.	3.000%	9/24/15	250	257
Santander Holdings USA Inc.	3.450%	8/27/18	50	51
Societe Generale SA	2.750%	10/12/17	225	231
Societe Generale SA	2.625%	10/1/18	550	552
Sovereign Bank	8.750%	5/30/18	75	89
State Street Corp.	2.875%	3/7/16	150	157
State Street Corp.	4.956%	3/15/18	275	302
State Street Corp.	1.350%	5/15/18	275	268
State Street Corp.	3.100%	5/15/23	150	140
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	475
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	240
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	101
SunTrust Bank	7.250%	3/15/18	75	90
SunTrust Banks Inc.	3.600%	4/15/16	75	79
SunTrust Banks Inc.	3.500%	1/20/17	350	370
SunTrust Banks Inc.	6.000%	9/11/17	50	57
Svenska Handelsbanken AB	2.875%	4/4/17	475	495
Svenska Handelsbanken AB	2.500%	1/25/19	225	226
Toronto-Dominion Bank	1.375%	7/14/14	90	91
Toronto-Dominion Bank	2.500%	7/14/16	120	125
Toronto-Dominion Bank	2.375%	10/19/16	250	259
Toronto-Dominion Bank	1.400%	4/30/18	250	245
UBS AG	7.000%	10/15/15	250	276
UBS AG	7.375%	6/15/17	200	225
UBS AG	5.875%	12/20/17	425	491
UBS AG	5.750%	4/25/18	575	667
UBS AG	4.875%	8/4/20	300	335
Union Bank NA	5.950%	5/11/16	100	112
Union Bank NA	2.125%	6/16/17	50	50
Union Bank NA	2.625%	9/26/18	125	126
UnionBanCal Corp.	3.500%	6/18/22	175	171
US Bancorp	3.150%	3/4/15	50	52
US Bancorp	3.442%	2/1/16	150	157
US Bancorp	4.125%	5/24/21	250	265

US Bancorp	3.000%	3/15/22	125	122
US Bancorp	2.950%	7/15/22	400	376
US Bank NA	4.950%	10/30/14	600	629
Vesey Street Investment Trust I	4.404%	9/1/16	25	27
Wachovia Bank NA	4.875%	2/1/15	216	228
Wachovia Bank NA	6.000%	11/15/17	200	231
Wachovia Bank NA	5.850%	2/1/37	300	333
Wachovia Bank NA	6.600%	1/15/38	225	274
Wachovia Corp.	5.625%	10/15/16	125	140
Wachovia Corp.	5.750%	6/15/17	425	488
Wachovia Corp.	5.750%	2/1/18	300	347
Wachovia Corp.	6.605%	10/1/25	500	591
Wells Fargo & Co.	1.250%	2/13/15	575	580
Wells Fargo & Co.	3.625%	4/15/15	425	444
Wells Fargo & Co.	3.676%	6/15/16	50	53
Wells Fargo & Co.	2.625%	12/15/16	350	365
Wells Fargo & Co.	2.100%	5/8/17	150	153
Wells Fargo & Co.	5.625%	12/11/17	575	661
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	4.600%	4/1/21	1,075	1,162
Wells Fargo & Co.	3.500%	3/8/22	200	200
Wells Fargo & Co.	5.375%	2/7/35	200	214
Wells Fargo Bank NA	4.750%	2/9/15	1,106	1,164
Wells Fargo Bank NA	5.750%	5/16/16	125	139
Wells Fargo Bank NA	5.950%	8/26/36	200	224
Westpac Banking Corp.	4.200%	2/27/15	750	788
Westpac Banking Corp.	3.000%	8/4/15	275	287
Westpac Banking Corp.	1.125%	9/25/15	50	50
Westpac Banking Corp.	0.950%	1/12/16	125	125
Westpac Banking Corp.	1.600%	1/12/18	200	198
Westpac Banking Corp.	2.250%	7/30/18	325	327
Westpac Banking Corp.	4.875%	11/19/19	250	280
Zions Bancorporation	4.500%	3/27/17	25	27
Zions Bancorporation	4.500%	6/13/23	75	75

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	137
Ameriprise Financial Inc.	5.300%	3/15/20	250	285
Ameriprise Financial Inc.	4.000%	10/15/23	75	76
BlackRock Inc.	3.500%	12/10/14	100	104
BlackRock Inc.	1.375%	6/1/15	25	25
BlackRock Inc.	6.250%	9/15/17	100	117
BlackRock Inc.	5.000%	12/10/19	160	182
BlackRock Inc.	4.250%	5/24/21	200	213
BlackRock Inc.	3.375%	6/1/22	225	224
Charles Schwab Corp.	3.225%	9/1/22	150	144
Eaton Vance Corp.	3.625%	6/15/23	75	73
Franklin Resources Inc.	3.125%	5/20/15	100	104
Franklin Resources Inc.	1.375%	9/15/17	50	49
Franklin Resources Inc.	2.800%	9/15/22	225	212
Invesco Finance plc	3.125%	11/30/22	175	164
Jefferies Group LLC	5.125%	4/13/18	175	188
Jefferies Group LLC	8.500%	7/15/19	25	30
Jefferies Group LLC	6.875%	4/15/21	355	395
Jefferies Group LLC	5.125%	1/20/23	100	101
Jefferies Group LLC	6.450%	6/8/27	125	128
Jefferies Group LLC	6.250%	1/15/36	175	167

Jefferies Group LLC	6.500%	1/20/43	25	25
Lazard Group LLC	6.850%	6/15/17	325	369
Nomura Holdings Inc.	5.000%	3/4/15	175	184
Nomura Holdings Inc.	2.000%	9/13/16	250	250
Nomura Holdings Inc.	6.700%	3/4/20	200	230
Prospect Capital Corp.	5.875%	3/15/23	25	24
Raymond James Financial Inc.	4.250%	4/15/16	50	53
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	78
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	58

Finance Companies (0.6%)
Block Financial LLC	5.125%	10/30/14	150	157
GATX Corp.	4.750%	6/15/22	100	102
General Electric Capital Corp.	3.750%	11/14/14	600	622
General Electric Capital Corp.	2.150%	1/9/15	25	26
General Electric Capital Corp.	3.500%	6/29/15	800	837
General Electric Capital Corp.	1.625%	7/2/15	450	457
General Electric Capital Corp.	4.375%	9/21/15	200	214
General Electric Capital Corp.	1.000%	12/11/15	50	50
General Electric Capital Corp.	1.000%	1/8/16	250	250
General Electric Capital Corp.	2.950%	5/9/16	450	470
General Electric Capital Corp.	3.350%	10/17/16	850	900
General Electric Capital Corp.	5.400%	2/15/17	300	337
General Electric Capital Corp.	2.300%	4/27/17	325	334
General Electric Capital Corp.	5.625%	9/15/17	460	524
General Electric Capital Corp.	1.600%	11/20/17	125	124
General Electric Capital Corp.	5.625%	5/1/18	1,040	1,194
General Electric Capital Corp.	6.000%	8/7/19	650	758
General Electric Capital Corp.	2.100%	12/11/19	25	25
General Electric Capital Corp.	5.500%	1/8/20	75	85
General Electric Capital Corp.	5.550%	5/4/20	275	313
General Electric Capital Corp.	4.375%	9/16/20	150	160
General Electric Capital Corp.	5.300%	2/11/21	350	381
General Electric Capital Corp.	4.650%	10/17/21	375	401
General Electric Capital Corp.	3.100%	1/9/23	200	187
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,408
General Electric Capital Corp.	6.150%	8/7/37	475	540
General Electric Capital Corp.	5.875%	1/14/38	925	1,014
General Electric Capital Corp.	6.875%	1/10/39	875	1,072
4 General Electric Capital Corp.	6.375%	11/15/67	400	427
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	102
HSBC Finance Corp.	5.000%	6/30/15	275	293
HSBC Finance Corp.	6.676%	1/15/21	640	730

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	50	70
ACE INA Holdings Inc.	5.600%	5/15/15	175	189
ACE INA Holdings Inc.	2.600%	11/23/15	150	156
ACE INA Holdings Inc.	5.700%	2/15/17	100	113
ACE INA Holdings Inc.	5.800%	3/15/18	25	29
ACE INA Holdings Inc.	5.900%	6/15/19	25	30
ACE INA Holdings Inc.	2.700%	3/13/23	125	118
ACE INA Holdings Inc.	4.150%	3/13/43	100	94
AEGON Funding Co. LLC	5.750%	12/15/20	331	374
Aetna Inc.	6.000%	6/15/16	75	84
Aetna Inc.	1.500%	11/15/17	75	74
Aetna Inc.	6.500%	9/15/18	150	178

Aetna Inc.	2.750%	11/15/22	200	185
Aetna Inc.	6.625%	6/15/36	250	300
Aetna Inc.	6.750%	12/15/37	100	122
Aetna Inc.	4.500%	5/15/42	75	70
Aetna Inc.	4.125%	11/15/42	75	65
Aflac Inc.	2.650%	2/15/17	125	129
Aflac Inc.	4.000%	2/15/22	50	51
Aflac Inc.	3.625%	6/15/23	125	122
Aflac Inc.	6.900%	12/17/39	25	31
Alleghany Corp.	5.625%	9/15/20	100	109
Allied World Assurance Co. Ltd.	7.500%	8/1/16	75	87
Allstate Corp.	5.000%	8/15/14	150	156
Allstate Corp.	5.550%	5/9/35	75	83
Allstate Corp.	4.500%	6/15/43	50	49
4 Allstate Corp.	5.750%	8/15/53	75	73
4 Allstate Corp.	6.125%	5/15/67	125	130
Alterra Finance LLC	6.250%	9/30/20	55	62
American Financial Group Inc.	9.875%	6/15/19	50	65
American International Group Inc.	3.000%	3/20/15	200	206
American International Group Inc.	2.375%	8/24/15	25	25
American International Group Inc.	5.050%	10/1/15	225	243
American International Group Inc.	4.875%	9/15/16	200	220
American International Group Inc.	5.600%	10/18/16	325	363
American International Group Inc.	3.800%	3/22/17	300	319
American International Group Inc.	5.850%	1/16/18	125	142
American International Group Inc.	8.250%	8/15/18	75	94
American International Group Inc.	3.375%	8/15/20	125	125
American International Group Inc.	6.400%	12/15/20	385	454
American International Group Inc.	4.875%	6/1/22	100	107
American International Group Inc.	4.125%	2/15/24	100	100
American International Group Inc.	6.250%	5/1/36	475	544
4 American International Group Inc.	8.175%	5/15/68	525	615
4 American International Group Inc.	6.250%	3/15/87	125	123
Aon Corp.	3.500%	9/30/15	125	131
Aon Corp.	5.000%	9/30/20	200	220
Aon Corp.	8.205%	1/1/27	25	31
Aon Corp.	6.250%	9/30/40	100	114
Aon plc	4.450%	5/24/43	50	44
Arch Capital Group Ltd.	7.350%	5/1/34	75	93
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	56
Assurant Inc.	4.000%	3/15/23	100	97
Assurant Inc.	6.750%	2/15/34	50	54
AXA SA	8.600%	12/15/30	375	452
Axis Specialty Finance LLC	5.875%	6/1/20	75	83
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	291
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	26
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	151
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	635
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	50
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	134
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	146
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	83
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	150	139
Berkshire Hathaway Inc.	3.200%	2/11/15	225	233
Berkshire Hathaway Inc.	2.200%	8/15/16	525	544
Berkshire Hathaway Inc.	3.000%	2/11/23	225	217
Chubb Corp.	5.750%	5/15/18	50	58

Chubb Corp.	6.000%	5/11/37	125	148
Chubb Corp.	6.500%	5/15/38	50	63
4 Chubb Corp.	6.375%	3/29/67	325	348
Cigna Corp.	2.750%	11/15/16	175	182
Cigna Corp.	5.125%	6/15/20	150	165
Cigna Corp.	4.375%	12/15/20	75	79
Cigna Corp.	4.000%	2/15/22	75	77
Cigna Corp.	7.875%	5/15/27	50	62
Cigna Corp.	6.150%	11/15/36	275	316
Cigna Corp.	5.875%	3/15/41	50	56
Cigna Corp.	5.375%	2/15/42	75	79
Cincinnati Financial Corp.	6.125%	11/1/34	150	159
CNA Financial Corp.	5.850%	12/15/14	100	106
CNA Financial Corp.	6.500%	8/15/16	175	198
CNA Financial Corp.	7.350%	11/15/19	25	30
CNA Financial Corp.	5.875%	8/15/20	75	86
CNA Financial Corp.	5.750%	8/15/21	75	85
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	81
First American Financial Corp.	4.300%	2/1/23	50	48
Genworth Holdings Inc.	8.625%	12/15/16	275	327
Genworth Holdings Inc.	7.200%	2/15/21	75	87
Genworth Holdings Inc.	7.625%	9/24/21	100	118
Genworth Holdings Inc.	6.500%	6/15/34	150	158
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	138
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	110
Hartford Financial Services Group Inc.	4.000%	10/15/17	50	54
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	155
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	29
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	27
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	56
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	154
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	117
Humana Inc.	7.200%	6/15/18	200	240
Humana Inc.	8.150%	6/15/38	175	231
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	50
ING US Inc.	2.900%	2/15/18	75	76
ING US Inc.	5.500%	7/15/22	25	27
6 ING US Inc.	5.700%	7/15/43	100	99
Lincoln National Corp.	4.200%	3/15/22	175	179
Lincoln National Corp.	6.150%	4/7/36	150	172
Lincoln National Corp.	7.000%	6/15/40	100	126
4 Lincoln National Corp.	7.000%	5/17/66	500	505
Loews Corp.	2.625%	5/15/23	75	68
Loews Corp.	6.000%	2/1/35	50	55
Loews Corp.	4.125%	5/15/43	175	151
Manulife Financial Corp.	3.400%	9/17/15	100	104
Manulife Financial Corp.	4.900%	9/17/20	275	295
Markel Corp.	7.125%	9/30/19	50	60
Markel Corp.	4.900%	7/1/22	125	132
Markel Corp.	5.000%	3/30/43	50	47
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	160	174
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	98
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	320
MetLife Inc.	5.000%	6/15/15	125	134
MetLife Inc.	1.756%	12/15/17	100	99
MetLife Inc.	6.817%	8/15/18	25	30
MetLife Inc.	7.717%	2/15/19	50	63

MetLife Inc.	4.750%	2/8/21	700	764
MetLife Inc.	3.048%	12/15/22	100	95
MetLife Inc.	6.500%	12/15/32	175	210
MetLife Inc.	6.375%	6/15/34	100	119
MetLife Inc.	5.700%	6/15/35	200	221
MetLife Inc.	5.875%	2/6/41	25	28
4 MetLife Inc.	6.400%	12/15/66	200	202
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	49
PartnerRe Finance B LLC	5.500%	6/1/20	100	110
Primerica Inc.	4.750%	7/15/22	25	27
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	3.300%	9/15/22	200	195
Principal Financial Group Inc.	3.125%	5/15/23	100	95
Principal Financial Group Inc.	6.050%	10/15/36	100	116
Principal Financial Group Inc.	4.625%	9/15/42	50	47
Principal Financial Group Inc.	4.350%	5/15/43	50	45
Progressive Corp.	3.750%	8/23/21	75	78
Progressive Corp.	6.625%	3/1/29	125	151
4 Progressive Corp.	6.700%	6/15/67	125	134
Protective Life Corp.	8.450%	10/15/39	25	31
Prudential Financial Inc.	6.200%	1/15/15	25	27
Prudential Financial Inc.	5.500%	3/15/16	65	71
Prudential Financial Inc.	6.000%	12/1/17	250	290
Prudential Financial Inc.	2.300%	8/15/18	25	25
Prudential Financial Inc.	5.375%	6/21/20	425	480
Prudential Financial Inc.	5.750%	7/15/33	50	54
Prudential Financial Inc.	5.400%	6/13/35	100	103
Prudential Financial Inc.	5.900%	3/17/36	375	412
Prudential Financial Inc.	6.625%	6/21/40	400	482
4 Prudential Financial Inc.	5.875%	9/15/42	100	98
4 Prudential Financial Inc.	5.625%	6/15/43	375	353
Prudential Financial Inc.	5.100%	8/15/43	50	50
4 Prudential Financial Inc.	5.200%	3/15/44	50	46
Reinsurance Group of America Inc.	4.700%	9/15/23	125	128
4 Reinsurance Group of America Inc.	6.750%	12/15/65	150	148
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	62
Torchmark Corp.	6.375%	6/15/16	100	110
Transatlantic Holdings Inc.	8.000%	11/30/39	175	215
Travelers Cos. Inc.	5.750%	12/15/17	250	290
Travelers Cos. Inc.	5.900%	6/2/19	650	774
Travelers Cos. Inc.	3.900%	11/1/20	125	133
Trinity Acquisition plc	4.625%	8/15/23	175	173
Trinity Acquisition plc	6.125%	8/15/43	75	74
UnitedHealth Group Inc.	4.875%	3/15/15	50	53
UnitedHealth Group Inc.	6.000%	6/15/17	150	173
UnitedHealth Group Inc.	1.400%	10/15/17	100	99
UnitedHealth Group Inc.	6.000%	2/15/18	400	467
UnitedHealth Group Inc.	1.625%	3/15/19	25	24
UnitedHealth Group Inc.	3.375%	11/15/21	100	100
UnitedHealth Group Inc.	2.750%	2/15/23	175	163
UnitedHealth Group Inc.	6.500%	6/15/37	50	60
UnitedHealth Group Inc.	6.625%	11/15/37	125	153
UnitedHealth Group Inc.	6.875%	2/15/38	320	402
UnitedHealth Group Inc.	4.625%	11/15/41	75	72
UnitedHealth Group Inc.	4.375%	3/15/42	50	46
UnitedHealth Group Inc.	3.950%	10/15/42	75	64
UnitedHealth Group Inc.	4.250%	3/15/43	275	248

Unum Group	7.125%	9/30/16	100	115
Unum Group	5.625%	9/15/20	50	55
Unum Group	5.750%	8/15/42	25	26
Validus Holdings Ltd.	8.875%	1/26/40	75	92
WellPoint Inc.	5.000%	12/15/14	25	26
WellPoint Inc.	1.250%	9/10/15	100	101
WellPoint Inc.	5.250%	1/15/16	525	573
WellPoint Inc.	5.875%	6/15/17	25	29
WellPoint Inc.	1.875%	1/15/18	125	124
WellPoint Inc.	3.125%	5/15/22	75	71
WellPoint Inc.	3.300%	1/15/23	125	118
WellPoint Inc.	5.950%	12/15/34	425	470
WellPoint Inc.	5.850%	1/15/36	225	242
WellPoint Inc.	6.375%	6/15/37	50	57
WellPoint Inc.	4.625%	5/15/42	175	160
WR Berkley Corp.	5.375%	9/15/20	25	27
XL Group plc	6.250%	5/15/27	125	140
XLIT Ltd.	5.750%	10/1/21	105	121

Other Finance (0.0%)
CME Group Inc.	5.300%	9/15/43	100	104
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	77
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	80
ORIX Corp.	4.710%	4/27/15	250	262
ORIX Corp.	5.000%	1/12/16	115	123
XTRA Finance Corp.	5.150%	4/1/17	375	422

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	127
Arden Realty LP	5.250%	3/1/15	25	26
AvalonBay Communities Inc.	5.750%	9/15/16	50	56
AvalonBay Communities Inc.	2.850%	3/15/23	25	23
BioMed Realty LP	3.850%	4/15/16	125	131
BioMed Realty LP	4.250%	7/15/22	50	49
Boston Properties LP	5.625%	4/15/15	200	214
Boston Properties LP	5.625%	11/15/20	225	253
Boston Properties LP	4.125%	5/15/21	75	77
Boston Properties LP	3.850%	2/1/23	225	221
Boston Properties LP	3.125%	9/1/23	275	251
Brandywine Operating Partnership LP	4.950%	4/15/18	250	270
BRE Properties Inc.	3.375%	1/15/23	175	163
Camden Property Trust	2.950%	12/15/22	125	114
CommonWealth REIT	5.875%	9/15/20	100	104
Corporate Office Properties LP	3.600%	5/15/23	50	46
DDR Corp.	4.750%	4/15/18	25	27
DDR Corp.	4.625%	7/15/22	200	205
DDR Corp.	3.375%	5/15/23	275	252
Digital Realty Trust LP	4.500%	7/15/15	225	236
Digital Realty Trust LP	5.250%	3/15/21	225	237
Duke Realty LP	5.950%	2/15/17	125	140
Duke Realty LP	8.250%	8/15/19	100	125
Duke Realty LP	6.750%	3/15/20	250	289
EPR Properties	5.750%	8/15/22	25	25
EPR Properties	5.250%	7/15/23	125	122
ERP Operating LP	5.250%	9/15/14	50	52
ERP Operating LP	5.125%	3/15/16	75	82
ERP Operating LP	5.375%	8/1/16	50	56

ERP Operating LP	5.750%	6/15/17	25	28
ERP Operating LP	4.625%	12/15/21	215	228
ERP Operating LP	3.000%	4/15/23	125	115
Essex Portfolio LP	3.250%	5/1/23	25	23
Federal Realty Investment Trust	3.000%	8/1/22	75	70
Federal Realty Investment Trust	2.750%	6/1/23	25	22
HCP Inc.	3.750%	2/1/16	425	448
HCP Inc.	6.300%	9/15/16	100	113
HCP Inc.	6.700%	1/30/18	50	58
HCP Inc.	3.750%	2/1/19	50	52
HCP Inc.	2.625%	2/1/20	25	24
HCP Inc.	5.375%	2/1/21	25	27
HCP Inc.	3.150%	8/1/22	75	69
HCP Inc.	6.750%	2/1/41	100	118
Health Care REIT Inc.	3.625%	3/15/16	25	26
Health Care REIT Inc.	6.200%	6/1/16	275	308
Health Care REIT Inc.	4.700%	9/15/17	25	27
Health Care REIT Inc.	2.250%	3/15/18	200	198
Health Care REIT Inc.	4.125%	4/1/19	200	210
Health Care REIT Inc.	4.950%	1/15/21	75	79
Health Care REIT Inc.	5.250%	1/15/22	100	107
Health Care REIT Inc.	3.750%	3/15/23	75	71
Health Care REIT Inc.	6.500%	3/15/41	25	27
Health Care REIT Inc.	5.125%	3/15/43	75	68
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	56
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	47
6 Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	23
Hospitality Properties Trust	5.125%	2/15/15	150	155
Hospitality Properties Trust	6.700%	1/15/18	250	281
Kilroy Realty LP	5.000%	11/3/15	100	108
Kilroy Realty LP	4.800%	7/15/18	125	134
Kilroy Realty LP	3.800%	1/15/23	200	188
Kimco Realty Corp.	5.783%	3/15/16	25	28
Kimco Realty Corp.	5.700%	5/1/17	250	282
Kimco Realty Corp.	6.875%	10/1/19	50	61
Kimco Realty Corp.	3.125%	6/1/23	25	23
Liberty Property LP	5.125%	3/2/15	250	263
Liberty Property LP	5.500%	12/15/16	50	55
Liberty Property LP	3.375%	6/15/23	50	46
Mack-Cali Realty LP	7.750%	8/15/19	100	121
Mack-Cali Realty LP	4.500%	4/18/22	75	75
National Retail Properties Inc.	6.875%	10/15/17	275	321
Omega Healthcare Investors Inc.	6.750%	10/15/22	150	161
Piedmont Operating Partnership LP	3.400%	6/1/23	50	45
Post Apartment Homes LP	3.375%	12/1/22	50	47
ProLogis LP	4.500%	8/15/17	25	27
ProLogis LP	6.875%	3/15/20	200	237
Realty Income Corp.	2.000%	1/31/18	50	49
Realty Income Corp.	6.750%	8/15/19	150	178
Realty Income Corp.	5.750%	1/15/21	200	221
Realty Income Corp.	3.250%	10/15/22	50	46
Senior Housing Properties Trust	4.300%	1/15/16	50	52
Simon Property Group LP	5.750%	12/1/15	525	575
Simon Property Group LP	5.250%	12/1/16	250	279
Simon Property Group LP	5.875%	3/1/17	25	28
Simon Property Group LP	2.150%	9/15/17	75	76
Simon Property Group LP	6.125%	5/30/18	225	264

Simon Property Group LP	5.650%	2/1/20	75	86
Simon Property Group LP	4.375%	3/1/21	125	133
Simon Property Group LP	3.375%	3/15/22	100	98
Simon Property Group LP	2.750%	2/1/23	25	23
Simon Property Group LP	6.750%	2/1/40	375	462
Simon Property Group LP	4.750%	3/15/42	75	71
Tanger Properties LP	6.150%	11/15/15	100	111
UDR Inc.	4.250%	6/1/18	125	133
UDR Inc.	3.700%	10/1/20	25	25
UDR Inc.	4.625%	1/10/22	50	52
Ventas Realty LP	5.700%	9/30/43	75	76
Ventas Realty LP	1.550%	9/26/16	75	75
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	98
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	158
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	132
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	187
Washington REIT	4.950%	10/1/20	25	26
Washington REIT	3.950%	10/15/22	75	72
Weingarten Realty Investors	3.375%	10/15/22	25	23
Weingarten Realty Investors	3.500%	4/15/23	100	93
				180,833
Industrial (13.4%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	200	236
Agrium Inc.	6.125%	1/15/41	25	27
Agrium Inc.	4.900%	6/1/43	50	45
Air Products & Chemicals Inc.	2.000%	8/2/16	125	128
Air Products & Chemicals Inc.	1.200%	10/15/17	75	73
Air Products & Chemicals Inc.	3.000%	11/3/21	75	73
Air Products & Chemicals Inc.	2.750%	2/3/23	50	47
Airgas Inc.	3.250%	10/1/15	150	156
Albemarle Corp.	4.500%	12/15/20	25	26
Alcoa Inc.	5.900%	2/1/27	710	687
Barrick Gold Corp.	2.900%	5/30/16	425	430
Barrick Gold Corp.	2.500%	5/1/18	100	95
Barrick Gold Corp.	6.950%	4/1/19	175	200
Barrick Gold Corp.	3.850%	4/1/22	200	177
Barrick Gold Corp.	4.100%	5/1/23	250	220
Barrick Gold Finance Co.	4.875%	11/15/14	75	78
Barrick North America Finance LLC	6.800%	9/15/18	175	199
Barrick North America Finance LLC	4.400%	5/30/21	125	116
Barrick North America Finance LLC	5.700%	5/30/41	450	380
Barrick North America Finance LLC	5.750%	5/1/43	50	42
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	125	126
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	425	428
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	55
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	153
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	375	378
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	113
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	150	150
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	480
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	25
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	215
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	101
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	135
Cabot Corp.	2.550%	1/15/18	150	151
Carpenter Technology Corp.	5.200%	7/15/21	125	130

Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	263
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	25
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	73
CF Industries Inc.	6.875%	5/1/18	275	322
CF Industries Inc.	7.125%	5/1/20	380	446
CF Industries Inc.	4.950%	6/1/43	125	113
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	26
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	283
Cliffs Natural Resources Inc.	6.250%	10/1/40	125	104
Domtar Corp.	6.250%	9/1/42	25	25
Dow Chemical Co.	2.500%	2/15/16	75	78
Dow Chemical Co.	5.700%	5/15/18	25	29
Dow Chemical Co.	8.550%	5/15/19	325	415
Dow Chemical Co.	4.250%	11/15/20	125	131
Dow Chemical Co.	4.125%	11/15/21	100	102
Dow Chemical Co.	7.375%	11/1/29	25	32
Dow Chemical Co.	9.400%	5/15/39	350	512
Dow Chemical Co.	5.250%	11/15/41	200	196
Eastman Chemical Co.	3.000%	12/15/15	50	52
Eastman Chemical Co.	2.400%	6/1/17	75	76
Eastman Chemical Co.	5.500%	11/15/19	150	169
Eastman Chemical Co.	4.500%	1/15/21	75	79
Eastman Chemical Co.	3.600%	8/15/22	200	195
Eastman Chemical Co.	4.800%	9/1/42	225	214
Ecolab Inc.	2.375%	12/8/14	75	76
Ecolab Inc.	3.000%	12/8/16	50	52
Ecolab Inc.	1.450%	12/8/17	225	221
Ecolab Inc.	4.350%	12/8/21	400	421
Ecolab Inc.	5.500%	12/8/41	150	160
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	154
EI du Pont de Nemours & Co.	5.250%	12/15/16	25	28
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	326
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	442
EI du Pont de Nemours & Co.	3.625%	1/15/21	600	618
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	117
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	121
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	157
FMC Corp.	3.950%	2/1/22	50	50
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	225	226
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	50	50
6 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	400	388
6 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	300	283
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	100	92
6 Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	460	426
6 Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	225	202
Goldcorp Inc.	2.125%	3/15/18	325	317
Goldcorp Inc.	3.700%	3/15/23	200	185
International Paper Co.	5.300%	4/1/15	75	80
International Paper Co.	7.950%	6/15/18	500	620
International Paper Co.	7.500%	8/15/21	950	1,173
International Paper Co.	7.300%	11/15/39	100	123
Kinross Gold Corp.	5.125%	9/1/21	75	71
Kinross Gold Corp.	6.875%	9/1/41	50	44
Lubrizol Corp.	5.500%	10/1/14	250	263
LyondellBasell Industries NV	5.000%	4/15/19	350	384
LyondellBasell Industries NV	6.000%	11/15/21	175	199
LyondellBasell Industries NV	5.750%	4/15/24	175	196

Monsanto Co.	5.875%	4/15/38	325	381
Mosaic Co.	3.750%	11/15/21	150	147
Newmont Mining Corp.	3.500%	3/15/22	650	569
Newmont Mining Corp.	5.875%	4/1/35	100	90
Newmont Mining Corp.	4.875%	3/15/42	100	76
Nucor Corp.	5.750%	12/1/17	25	28
Nucor Corp.	5.850%	6/1/18	150	172
Nucor Corp.	4.000%	8/1/23	200	197
Nucor Corp.	6.400%	12/1/37	100	111
Nucor Corp.	5.200%	8/1/43	200	191
Packaging Corp. of America	3.900%	6/15/22	100	96
Placer Dome Inc.	6.450%	10/15/35	75	69
Plum Creek Timberlands LP	5.875%	11/15/15	100	109
Plum Creek Timberlands LP	4.700%	3/15/21	75	78
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	158
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	183
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	137
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	185
PPG Industries Inc.	1.900%	1/15/16	175	178
Praxair Inc.	4.375%	3/31/14	75	76
Praxair Inc.	5.250%	11/15/14	50	53
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	50	57
Praxair Inc.	3.000%	9/1/21	75	74
Praxair Inc.	2.450%	2/15/22	450	421
Praxair Inc.	2.200%	8/15/22	200	182
Praxair Inc.	3.550%	11/7/42	50	42
Rayonier Inc.	3.750%	4/1/22	50	48
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	74
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	27
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	255
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	75	76
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	360
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	177
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	714
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	75
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	299
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	93
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	125
Rio Tinto Finance USA plc	1.375%	6/17/16	75	75
Rio Tinto Finance USA plc	2.000%	3/22/17	125	126
Rio Tinto Finance USA plc	1.625%	8/21/17	200	197
Rio Tinto Finance USA plc	2.250%	12/14/18	75	74
Rio Tinto Finance USA plc	3.500%	3/22/22	75	72
Rio Tinto Finance USA plc	2.875%	8/21/22	75	69
Rio Tinto Finance USA plc	4.750%	3/22/42	150	141
Rio Tinto Finance USA plc	4.125%	8/21/42	450	386
Rohm & Haas Co.	7.850%	7/15/29	250	328
RPM International Inc.	6.125%	10/15/19	25	28
RPM International Inc.	3.450%	11/15/22	100	94
Sherwin-Williams Co.	3.125%	12/15/14	75	77
Sigma-Aldrich Corp.	3.375%	11/1/20	50	51
Southern Copper Corp.	5.375%	4/16/20	75	80
Southern Copper Corp.	7.500%	7/27/35	450	472
Southern Copper Corp.	6.750%	4/16/40	125	122
Syngenta Finance NV	3.125%	3/28/22	100	97
Syngenta Finance NV	4.375%	3/28/42	50	48

Teck Resources Ltd.	3.150%	1/15/17	25	26
Teck Resources Ltd.	2.500%	2/1/18	125	124
Teck Resources Ltd.	4.750%	1/15/22	25	25
Teck Resources Ltd.	3.750%	2/1/23	250	229
Teck Resources Ltd.	6.125%	10/1/35	200	192
Teck Resources Ltd.	6.250%	7/15/41	225	218
Teck Resources Ltd.	5.200%	3/1/42	150	127
Teck Resources Ltd.	5.400%	2/1/43	50	44
Vale Canada Ltd.	5.700%	10/15/15	125	134
Vale Overseas Ltd.	6.250%	1/23/17	50	56
Vale Overseas Ltd.	5.625%	9/15/19	175	191
Vale Overseas Ltd.	4.625%	9/15/20	275	279
Vale Overseas Ltd.	4.375%	1/11/22	860	830
Vale Overseas Ltd.	8.250%	1/17/34	50	57
Vale Overseas Ltd.	6.875%	11/21/36	500	504
Vale Overseas Ltd.	6.875%	11/10/39	450	455
Valspar Corp.	7.250%	6/15/19	25	30
Westlake Chemical Corp.	3.600%	7/15/22	25	24
Westvaco Corp.	7.950%	2/15/31	125	144
Weyerhaeuser Co.	7.375%	10/1/19	100	122
Weyerhaeuser Co.	8.500%	1/15/25	50	64
Weyerhaeuser Co.	7.375%	3/15/32	200	244
Weyerhaeuser Co.	6.875%	12/15/33	50	58
Glencore Canada Corp.	5.500%	6/15/17	200	217

Capital Goods (1.2%)
3M Co.	6.375%	2/15/28	100	125
3M Co.	5.700%	3/15/37	125	145
ABB Finance USA Inc.	1.625%	5/8/17	100	100
ABB Finance USA Inc.	4.375%	5/8/42	25	24
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	55
Boeing Capital Corp.	3.250%	10/27/14	275	283
Boeing Co.	3.500%	2/15/15	400	416
Boeing Co.	6.000%	3/15/19	25	30
Boeing Co.	4.875%	2/15/20	75	85
Boeing Co.	6.625%	2/15/38	50	64
Boeing Co.	6.875%	3/15/39	75	100
Boeing Co.	5.875%	2/15/40	275	334
Carlisle Cos. Inc.	3.750%	11/15/22	75	72
Caterpillar Financial Services Corp.	1.125%	12/15/14	300	303
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	265
Caterpillar Financial Services Corp.	1.050%	3/26/15	300	302
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	391
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	309
Caterpillar Financial Services Corp.	1.750%	3/24/17	325	327
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	649
Caterpillar Inc.	0.950%	6/26/15	150	151
Caterpillar Inc.	1.500%	6/26/17	150	151
Caterpillar Inc.	3.900%	5/27/21	75	78
Caterpillar Inc.	2.600%	6/26/22	50	47
Caterpillar Inc.	3.803%	8/15/42	443	377
Cooper US Inc.	5.450%	4/1/15	75	80
Cooper US Inc.	2.375%	1/15/16	500	515
CRH America Inc.	4.125%	1/15/16	50	53
CRH America Inc.	6.000%	9/30/16	225	254
CRH America Inc.	8.125%	7/15/18	100	122
CRH America Inc.	5.750%	1/15/21	75	83

Danaher Corp.	2.300%	6/23/16	50	52
Danaher Corp.	5.625%	1/15/18	75	87
Deere & Co.	4.375%	10/16/19	175	196
Deere & Co.	2.600%	6/8/22	325	307
Deere & Co.	5.375%	10/16/29	125	141
Deere & Co.	7.125%	3/3/31	100	131
Deere & Co.	3.900%	6/9/42	75	66
Dover Corp.	5.450%	3/15/18	200	230
Dover Corp.	6.600%	3/15/38	75	94
Eaton Corp.	5.600%	5/15/18	300	345
6 Eaton Corp.	2.750%	11/2/22	200	186
6 Eaton Corp.	4.000%	11/2/32	25	23
6 Eaton Corp.	4.150%	11/2/42	50	44
6 Embraer Overseas Ltd.	5.696%	9/16/23	451	440
Emerson Electric Co.	5.250%	10/15/18	225	259
Emerson Electric Co.	4.875%	10/15/19	25	29
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	6.000%	8/15/32	275	323
Exelis Inc.	4.250%	10/1/16	75	79
Flowserve Corp.	3.500%	9/15/22	250	237
General Dynamics Corp.	1.375%	1/15/15	250	253
General Dynamics Corp.	1.000%	11/15/17	275	268
General Dynamics Corp.	2.250%	11/15/22	300	272
General Dynamics Corp.	3.600%	11/15/42	100	83
General Electric Co.	0.850%	10/9/15	375	376
General Electric Co.	5.250%	12/6/17	765	871
General Electric Co.	2.700%	10/9/22	700	662
General Electric Co.	4.125%	10/9/42	375	343
Harsco Corp.	5.750%	5/15/18	300	321
Honeywell International Inc.	5.300%	3/15/17	200	226
Honeywell International Inc.	4.250%	3/1/21	450	491
Honeywell International Inc.	5.700%	3/15/37	100	116
Honeywell International Inc.	5.375%	3/1/41	250	283
Illinois Tool Works Inc.	6.250%	4/1/19	100	119
Illinois Tool Works Inc.	3.375%	9/15/21	100	102
Illinois Tool Works Inc.	4.875%	9/15/41	75	76
Illinois Tool Works Inc.	3.900%	9/1/42	75	65
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	250	297
6 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	50
6 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	75	75
6 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	26
John Deere Capital Corp.	1.250%	12/2/14	175	177
John Deere Capital Corp.	2.950%	3/9/15	100	104
John Deere Capital Corp.	0.950%	6/29/15	200	201
John Deere Capital Corp.	0.750%	1/22/16	50	50
John Deere Capital Corp.	2.000%	1/13/17	150	153
John Deere Capital Corp.	2.800%	9/18/17	275	288
John Deere Capital Corp.	1.200%	10/10/17	200	197
John Deere Capital Corp.	1.300%	3/12/18	125	123
John Deere Capital Corp.	5.750%	9/10/18	275	322
John Deere Capital Corp.	1.700%	1/15/20	125	118
John Deere Capital Corp.	3.150%	10/15/21	25	25
John Deere Capital Corp.	2.800%	1/27/23	50	48
Joy Global Inc.	6.000%	11/15/16	50	56
Kennametal Inc.	2.650%	11/1/19	75	73
Kennametal Inc.	3.875%	2/15/22	50	49
L-3 Communications Corp.	5.200%	10/15/19	100	109

L-3 Communications Corp.	4.750%	7/15/20	75	79
L-3 Communications Corp.	4.950%	2/15/21	75	79
Lockheed Martin Corp.	3.350%	9/15/21	500	497
Lockheed Martin Corp.	6.150%	9/1/36	725	838
Lockheed Martin Corp.	5.500%	11/15/39	25	27
Martin Marietta Materials Inc.	6.600%	4/15/18	150	170
Mohawk Industries Inc.	3.850%	2/1/23	300	285
Northrop Grumman Corp.	1.750%	6/1/18	275	269
Northrop Grumman Corp.	3.500%	3/15/21	200	203
Northrop Grumman Corp.	3.250%	8/1/23	150	142
Northrop Grumman Corp.	5.050%	11/15/40	50	50
Northrop Grumman Corp.	4.750%	6/1/43	125	118
Owens Corning	6.500%	12/1/16	341	381
Owens Corning	4.200%	12/15/22	150	146
Parker Hannifin Corp.	5.500%	5/15/18	50	58
Parker Hannifin Corp.	3.500%	9/15/22	100	100
Parker Hannifin Corp.	6.250%	5/15/38	25	30
Pentair Finance SA	1.350%	12/1/15	125	126
Precision Castparts Corp.	0.700%	12/20/15	75	75
Precision Castparts Corp.	1.250%	1/15/18	325	317
Precision Castparts Corp.	2.500%	1/15/23	25	23
Precision Castparts Corp.	3.900%	1/15/43	75	67
Raytheon Co.	6.750%	3/15/18	125	150
Raytheon Co.	4.400%	2/15/20	100	109
Raytheon Co.	3.125%	10/15/20	25	25
Raytheon Co.	2.500%	12/15/22	175	161
Raytheon Co.	7.200%	8/15/27	25	31
Raytheon Co.	4.700%	12/15/41	300	296
Republic Services Inc.	3.800%	5/15/18	150	160
Republic Services Inc.	5.500%	9/15/19	100	113
Republic Services Inc.	5.000%	3/1/20	125	137
Republic Services Inc.	5.250%	11/15/21	75	82
Republic Services Inc.	3.550%	6/1/22	50	49
Republic Services Inc.	6.086%	3/15/35	75	83
Republic Services Inc.	6.200%	3/1/40	125	143
Republic Services Inc.	5.700%	5/15/41	200	215
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	50	62
Rockwell Automation Inc.	6.250%	12/1/37	100	119
Rockwell Collins Inc.	5.250%	7/15/19	25	28
Rockwell Collins Inc.	3.100%	11/15/21	50	49
Roper Industries Inc.	1.850%	11/15/17	75	75
Roper Industries Inc.	2.050%	10/1/18	200	196
Roper Industries Inc.	6.250%	9/1/19	75	88
Snap-on Inc.	6.125%	9/1/21	75	87
Sonoco Products Co.	4.375%	11/1/21	25	26
Sonoco Products Co.	5.750%	11/1/40	125	132
Stanley Black & Decker Inc.	3.400%	12/1/21	150	150
Stanley Black & Decker Inc.	5.200%	9/1/40	125	127
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	225	270
United Technologies Corp.	4.875%	5/1/15	125	134
United Technologies Corp.	1.800%	6/1/17	225	229
United Technologies Corp.	5.375%	12/15/17	575	662
United Technologies Corp.	4.500%	4/15/20	100	111
United Technologies Corp.	3.100%	6/1/22	375	368
United Technologies Corp.	6.700%	8/1/28	100	126

United Technologies Corp.	7.500%	9/15/29	125	168
United Technologies Corp.	5.400%	5/1/35	150	166
United Technologies Corp.	6.050%	6/1/36	100	119
United Technologies Corp.	6.125%	7/15/38	300	360
United Technologies Corp.	5.700%	4/15/40	100	115
United Technologies Corp.	4.500%	6/1/42	550	537
Waste Management Inc.	6.375%	3/11/15	175	189
Waste Management Inc.	2.600%	9/1/16	125	129
Waste Management Inc.	6.100%	3/15/18	375	435
Waste Management Inc.	4.600%	3/1/21	50	53
Waste Management Inc.	6.125%	11/30/39	200	228

Communication (2.4%)
America Movil SAB de CV	5.750%	1/15/15	296	313
America Movil SAB de CV	2.375%	9/8/16	300	305
America Movil SAB de CV	5.625%	11/15/17	150	170
America Movil SAB de CV	5.000%	10/16/19	400	437
America Movil SAB de CV	6.375%	3/1/35	175	188
America Movil SAB de CV	6.125%	11/15/37	150	157
America Movil SAB de CV	6.125%	3/30/40	475	500
America Movil SAB de CV	4.375%	7/16/42	250	200
American Tower Corp.	4.625%	4/1/15	325	340
American Tower Corp.	4.500%	1/15/18	225	238
American Tower Corp.	5.900%	11/1/21	500	526
American Tower Corp.	3.500%	1/31/23	50	44
AT&T Corp.	6.500%	3/15/29	175	195
AT&T Corp.	8.000%	11/15/31	406	555
AT&T Inc.	2.500%	8/15/15	600	618
AT&T Inc.	0.800%	12/1/15	150	150
AT&T Inc.	2.950%	5/15/16	125	131
AT&T Inc.	5.625%	6/15/16	400	445
AT&T Inc.	2.400%	8/15/16	200	207
AT&T Inc.	1.700%	6/1/17	425	424
AT&T Inc.	1.400%	12/1/17	200	195
AT&T Inc.	5.500%	2/1/18	100	113
AT&T Inc.	5.600%	5/15/18	450	515
AT&T Inc.	5.800%	2/15/19	250	288
AT&T Inc.	4.450%	5/15/21	250	263
AT&T Inc.	3.875%	8/15/21	250	253
AT&T Inc.	3.000%	2/15/22	300	281
AT&T Inc.	2.625%	12/1/22	350	313
AT&T Inc.	6.450%	6/15/34	315	347
AT&T Inc.	6.500%	9/1/37	450	496
AT&T Inc.	6.300%	1/15/38	725	779
AT&T Inc.	6.550%	2/15/39	50	56
AT&T Inc.	5.350%	9/1/40	631	610
AT&T Inc.	5.550%	8/15/41	275	272
AT&T Inc.	4.300%	12/15/42	271	225
AT&T Inc.	4.350%	6/15/45	374	308
AT&T Mobility LLC	7.125%	12/15/31	175	214
Bellsouth Capital Funding Corp.	7.875%	2/15/30	128	154
BellSouth Corp.	5.200%	12/15/16	75	84
BellSouth Corp.	6.875%	10/15/31	78	87
BellSouth Corp.	6.550%	6/15/34	154	166
BellSouth Corp.	6.000%	11/15/34	189	195
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	76
British Telecommunications plc	1.625%	6/28/16	150	151

British Telecommunications plc	5.950%	1/15/18	300	344
British Telecommunications plc	9.625%	12/15/30	350	520
CBS Corp.	8.875%	5/15/19	175	223
CBS Corp.	5.750%	4/15/20	115	129
CBS Corp.	4.300%	2/15/21	275	283
CBS Corp.	5.900%	10/15/40	275	277
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	227
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	768
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	197
Comcast Cable Communications LLC	8.875%	5/1/17	500	626
Comcast Corp.	5.900%	3/15/16	100	112
Comcast Corp.	6.300%	11/15/17	50	59
Comcast Corp.	5.875%	2/15/18	325	380
Comcast Corp.	5.700%	5/15/18	175	204
Comcast Corp.	5.700%	7/1/19	775	906
Comcast Corp.	5.150%	3/1/20	325	368
Comcast Corp.	2.850%	1/15/23	200	190
Comcast Corp.	4.250%	1/15/33	275	260
Comcast Corp.	5.650%	6/15/35	400	438
Comcast Corp.	6.500%	11/15/35	750	897
Comcast Corp.	6.450%	3/15/37	75	90
Comcast Corp.	6.950%	8/15/37	225	282
Comcast Corp.	4.500%	1/15/43	125	117
COX Communications Inc.	5.450%	12/15/14	160	169
COX Communications Inc.	5.500%	10/1/15	125	135
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	442
Deutsche Telekom International Finance BV	6.750%	8/20/18	75	90
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	175
Deutsche Telekom International Finance BV	8.750%	6/15/30	450	625
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	50	52
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	100	104
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	25	26
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	250	261
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,029
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	767
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	375	318
Discovery Communications LLC	5.050%	6/1/20	350	387
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.300%	5/15/22	125	120
Discovery Communications LLC	3.250%	4/1/23	100	94
Discovery Communications LLC	4.950%	5/15/42	75	69
Discovery Communications LLC	4.875%	4/1/43	100	92
Embarq Corp.	7.082%	6/1/16	175	197
Embarq Corp.	7.995%	6/1/36	50	51
Grupo Televisa SAB	6.625%	3/18/25	100	115
Grupo Televisa SAB	6.625%	1/15/40	175	190
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	280

McGraw Hill Financial Inc.	6.550%	11/15/37	150	146
Moody's Corp.	4.500%	9/1/22	75	75
Moody's Corp.	4.875%	2/15/24	250	251
NBCUniversal Media LLC	3.650%	4/30/15	75	79
NBCUniversal Media LLC	2.875%	4/1/16	275	288
NBCUniversal Media LLC	5.150%	4/30/20	125	142
NBCUniversal Media LLC	4.375%	4/1/21	175	188
NBCUniversal Media LLC	2.875%	1/15/23	225	214
NBCUniversal Media LLC	6.400%	4/30/40	300	355
NBCUniversal Media LLC	5.950%	4/1/41	150	169
NBCUniversal Media LLC	4.450%	1/15/43	225	208
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	104
News America Inc.	5.300%	12/15/14	250	264
News America Inc.	4.500%	2/15/21	200	213
News America Inc.	3.000%	9/15/22	150	140
News America Inc.	6.550%	3/15/33	300	336
News America Inc.	6.200%	12/15/34	500	542
News America Inc.	6.400%	12/15/35	365	403
News America Inc.	8.150%	10/17/36	175	216
News America Inc.	6.150%	3/1/37	100	109
News America Inc.	6.900%	8/15/39	100	116
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	5.900%	4/15/16	25	28
Omnicom Group Inc.	4.450%	8/15/20	300	314
Omnicom Group Inc.	3.625%	5/1/22	325	310
Orange SA	2.125%	9/16/15	175	178
Orange SA	2.750%	9/14/16	225	232
Orange SA	4.125%	9/14/21	325	328
Orange SA	8.750%	3/1/31	425	564
Orange SA	5.375%	1/13/42	150	146
Pacific Bell Telephone Co.	7.125%	3/15/26	50	60
Qwest Corp.	7.500%	10/1/14	200	212
Qwest Corp.	6.500%	6/1/17	100	113
Qwest Corp.	7.250%	9/15/25	25	27
Qwest Corp.	6.875%	9/15/33	275	266
Qwest Corp.	7.125%	11/15/43	100	97
Reed Elsevier Capital Inc.	3.125%	10/15/22	282	261
Rogers Communications Inc.	6.800%	8/15/18	150	179
Rogers Communications Inc.	3.000%	3/15/23	205	189
Rogers Communications Inc.	4.100%	10/1/23	150	151
Telecom Italia Capital SA	6.175%	6/18/14	49	50
Telecom Italia Capital SA	7.175%	6/18/19	100	111
Telecom Italia Capital SA	6.375%	11/15/33	85	75
Telecom Italia Capital SA	6.000%	9/30/34	25	21
Telecom Italia Capital SA	7.200%	7/18/36	100	95
Telecom Italia Capital SA	7.721%	6/4/38	425	416
Telefonica Emisiones SAU	3.729%	4/27/15	100	103
Telefonica Emisiones SAU	6.421%	6/20/16	450	495
Telefonica Emisiones SAU	3.192%	4/27/18	325	321
Telefonica Emisiones SAU	5.877%	7/15/19	100	109
Telefonica Emisiones SAU	5.134%	4/27/20	225	231
Telefonica Emisiones SAU	5.462%	2/16/21	225	231
Telefonica Emisiones SAU	4.570%	4/27/23	500	480
Telefonica Emisiones SAU	7.045%	6/20/36	425	450
Thomson Reuters Corp.	5.700%	10/1/14	125	131
Thomson Reuters Corp.	4.700%	10/15/19	300	332
Thomson Reuters Corp.	5.500%	8/15/35	75	77

Thomson Reuters Corp.	5.850%	4/15/40	150	160
Time Warner Cable Inc.	3.500%	2/1/15	150	155
Time Warner Cable Inc.	5.850%	5/1/17	275	300
Time Warner Cable Inc.	6.750%	7/1/18	850	948
Time Warner Cable Inc.	8.250%	4/1/19	225	260
Time Warner Cable Inc.	5.000%	2/1/20	475	481
Time Warner Cable Inc.	6.550%	5/1/37	200	183
Time Warner Cable Inc.	6.750%	6/15/39	200	188
Time Warner Cable Inc.	5.875%	11/15/40	600	509
Time Warner Cable Inc.	4.500%	9/15/42	350	256
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	205
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	109
United States Cellular Corp.	6.700%	12/15/33	75	73
Verizon Communications Inc.	5.550%	2/15/16	250	275
Verizon Communications Inc.	3.000%	4/1/16	25	26
Verizon Communications Inc.	2.000%	11/1/16	500	506
Verizon Communications Inc.	5.500%	4/1/17	50	56
Verizon Communications Inc.	5.500%	2/15/18	600	679
Verizon Communications Inc.	6.100%	4/15/18	50	58
Verizon Communications Inc.	3.650%	9/14/18	175	185
Verizon Communications Inc.	8.750%	11/1/18	389	499
Verizon Communications Inc.	6.350%	4/1/19	200	235
Verizon Communications Inc.	4.500%	9/15/20	500	534
Verizon Communications Inc.	4.600%	4/1/21	775	822
Verizon Communications Inc.	3.500%	11/1/21	100	98
Verizon Communications Inc.	5.150%	9/15/23	1,250	1,340
Verizon Communications Inc.	7.750%	12/1/30	425	523
Verizon Communications Inc.	6.400%	9/15/33	500	556
Verizon Communications Inc.	5.850%	9/15/35	425	441
Verizon Communications Inc.	6.250%	4/1/37	60	65
Verizon Communications Inc.	6.400%	2/15/38	625	690
Verizon Communications Inc.	6.900%	4/15/38	290	336
Verizon Communications Inc.	4.750%	11/1/41	200	179
Verizon Communications Inc.	6.550%	9/15/43	1,270	1,430
Vodafone Group plc	5.375%	1/30/15	500	530
Vodafone Group plc	0.900%	2/19/16	50	50
Vodafone Group plc	5.750%	3/15/16	100	111
Vodafone Group plc	5.625%	2/27/17	250	281
Vodafone Group plc	1.625%	3/20/17	625	623
Vodafone Group plc	1.250%	9/26/17	475	464
Vodafone Group plc	1.500%	2/19/18	50	49
Vodafone Group plc	5.450%	6/10/19	150	171
Vodafone Group plc	2.500%	9/26/22	75	67
Vodafone Group plc	2.950%	2/19/23	415	381
Vodafone Group plc	7.875%	2/15/30	50	63
Vodafone Group plc	6.150%	2/27/37	225	246
Vodafone Group plc	4.375%	2/19/43	150	130
Washington Post Co.	7.250%	2/1/19	75	90
WPP Finance 2010	4.750%	11/21/21	608	628
WPP Finance 2010	3.625%	9/7/22	200	190

Consumer Cyclical (1.7%)
Amazon.com Inc.	0.650%	11/27/15	150	150
Amazon.com Inc.	1.200%	11/29/17	200	196
Amazon.com Inc.	2.500%	11/29/22	150	137
AutoZone Inc.	7.125%	8/1/18	250	300
AutoZone Inc.	2.875%	1/15/23	50	46

AutoZone Inc.	3.125%	7/15/23	125	116
BorgWarner Inc.	4.625%	9/15/20	25	26
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	25	23
Carnival Corp.	1.200%	2/5/16	100	99
Costco Wholesale Corp.	5.500%	3/15/17	200	229
Cummins Inc.	3.650%	10/1/23	100	101
Cummins Inc.	4.875%	10/1/43	125	127
CVS Caremark Corp.	4.875%	9/15/14	50	52
CVS Caremark Corp.	3.250%	5/18/15	25	26
CVS Caremark Corp.	6.125%	8/15/16	100	114
CVS Caremark Corp.	2.750%	12/1/22	150	139
CVS Caremark Corp.	6.250%	6/1/27	375	447
CVS Caremark Corp.	6.125%	9/15/39	175	200
6 Daimler Finance North America LLC	2.625%	9/15/16	125	129
Daimler Finance North America LLC	8.500%	1/18/31	100	144
Darden Restaurants Inc.	6.200%	10/15/17	275	309
Darden Restaurants Inc.	4.500%	10/15/21	225	227
eBay Inc.	1.625%	10/15/15	75	77
eBay Inc.	1.350%	7/15/17	175	174
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.600%	7/15/22	400	373
eBay Inc.	4.000%	7/15/42	25	21
Expedia Inc.	5.950%	8/15/20	75	79
Family Dollar Stores Inc.	5.000%	2/1/21	75	79
Ford Motor Co.	6.625%	10/1/28	275	309
Ford Motor Co.	6.375%	2/1/29	100	109
Ford Motor Co.	7.450%	7/16/31	375	456
Ford Motor Co.	7.400%	11/1/46	100	120
Ford Motor Credit Co. LLC	8.700%	10/1/14	100	107
Ford Motor Credit Co. LLC	3.875%	1/15/15	650	672
Ford Motor Credit Co. LLC	7.000%	4/15/15	225	244
Ford Motor Credit Co. LLC	2.750%	5/15/15	100	102
Ford Motor Credit Co. LLC	12.000%	5/15/15	125	146
Ford Motor Credit Co. LLC	5.625%	9/15/15	125	135
Ford Motor Credit Co. LLC	4.207%	4/15/16	125	133
Ford Motor Credit Co. LLC	3.984%	6/15/16	550	581
Ford Motor Credit Co. LLC	8.000%	12/15/16	200	236
Ford Motor Credit Co. LLC	4.250%	2/3/17	100	107
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	374
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	713
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	311
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	276
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	361
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	225
Historic TW Inc.	9.150%	2/1/23	195	259
Historic TW Inc.	6.625%	5/15/29	175	201
Home Depot Inc.	5.400%	3/1/16	175	194
Home Depot Inc.	3.950%	9/15/20	100	108
Home Depot Inc.	4.400%	4/1/21	1,100	1,203
Home Depot Inc.	5.875%	12/16/36	275	314
Home Depot Inc.	5.400%	9/15/40	75	81
Home Depot Inc.	5.950%	4/1/41	125	146
Host Hotels & Resorts LP	6.000%	10/1/21	100	109
Host Hotels & Resorts LP	4.750%	3/1/23	400	400
Hyatt Hotels Corp.	3.875%	8/15/16	50	53
Hyatt Hotels Corp.	5.375%	8/15/21	50	54

Hyatt Hotels Corp.	3.375%	7/15/23	25	23
International Game Technology	7.500%	6/15/19	50	59
International Game Technology	5.500%	6/15/20	75	79
Johnson Controls Inc.	2.600%	12/1/16	100	104
Johnson Controls Inc.	5.000%	3/30/20	125	137
Johnson Controls Inc.	4.250%	3/1/21	250	261
Johnson Controls Inc.	3.750%	12/1/21	100	101
Johnson Controls Inc.	6.000%	1/15/36	50	54
Johnson Controls Inc.	5.250%	12/1/41	50	49
Kohl's Corp.	6.250%	12/15/17	50	58
Kohl's Corp.	4.000%	11/1/21	300	301
Kohl's Corp.	6.000%	1/15/33	100	100
Lowe's Cos. Inc.	5.000%	10/15/15	150	163
Lowe's Cos. Inc.	5.400%	10/15/16	150	170
Lowe's Cos. Inc.	6.100%	9/15/17	75	87
Lowe's Cos. Inc.	3.750%	4/15/21	500	519
Lowe's Cos. Inc.	3.875%	9/15/23	75	76
Lowe's Cos. Inc.	6.875%	2/15/28	25	31
Lowe's Cos. Inc.	6.500%	3/15/29	200	234
Lowe's Cos. Inc.	5.800%	10/15/36	175	193
Lowe's Cos. Inc.	5.000%	9/15/43	50	50
Macy's Retail Holdings Inc.	7.875%	7/15/15	650	727
Macy's Retail Holdings Inc.	5.900%	12/1/16	107	121
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	387
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	257
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	139
Marriott International Inc.	6.200%	6/15/16	25	28
Marriott International Inc.	6.375%	6/15/17	50	56
Marriott International Inc.	3.000%	3/1/19	50	50
Marriott International Inc.	3.375%	10/15/20	225	224
McDonald's Corp.	0.750%	5/29/15	125	125
McDonald's Corp.	5.300%	3/15/17	125	141
McDonald's Corp.	5.800%	10/15/17	325	379
McDonald's Corp.	5.350%	3/1/18	100	115
McDonald's Corp.	5.000%	2/1/19	100	115
McDonald's Corp.	1.875%	5/29/19	50	50
McDonald's Corp.	6.300%	10/15/37	50	62
McDonald's Corp.	5.700%	2/1/39	100	116
McDonald's Corp.	3.700%	2/15/42	375	328
McDonald's Corp.	3.625%	5/1/43	25	21
MDC Holdings Inc.	6.000%	1/15/43	100	87
NIKE Inc.	3.625%	5/1/43	50	43
Nordstrom Inc.	6.250%	1/15/18	75	88
Nordstrom Inc.	4.750%	5/1/20	400	443
Nordstrom Inc.	4.000%	10/15/21	175	184
Nordstrom Inc.	7.000%	1/15/38	50	64
NVR Inc.	3.950%	9/15/22	75	73
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
O'Reilly Automotive Inc.	3.850%	6/15/23	50	49
PACCAR Financial Corp.	0.800%	2/8/16	75	75
PACCAR Financial Corp.	1.150%	8/16/16	200	201
PACCAR Financial Corp.	1.600%	3/15/17	25	25
QVC Inc.	5.125%	7/2/22	25	25
QVC Inc.	5.950%	3/15/43	125	108
Ralph Lauren Corp.	2.125%	9/26/18	50	50
Staples Inc.	2.750%	1/12/18	250	252
Staples Inc.	4.375%	1/12/23	100	96

Starbucks Corp.	3.850%	10/1/23	250	253
Target Corp.	5.375%	5/1/17	225	257
Target Corp.	6.000%	1/15/18	200	235
Target Corp.	2.900%	1/15/22	175	171
Target Corp.	6.350%	11/1/32	175	211
Target Corp.	6.500%	10/15/37	125	153
Target Corp.	7.000%	1/15/38	275	354
Target Corp.	4.000%	7/1/42	150	133
Time Warner Inc.	3.150%	7/15/15	575	598
Time Warner Inc.	5.875%	11/15/16	75	85
Time Warner Inc.	4.875%	3/15/20	350	381
Time Warner Inc.	4.700%	1/15/21	50	54
Time Warner Inc.	4.750%	3/29/21	675	723
Time Warner Inc.	7.625%	4/15/31	300	374
Time Warner Inc.	7.700%	5/1/32	375	472
Time Warner Inc.	6.500%	11/15/36	175	195
Time Warner Inc.	6.200%	3/15/40	100	109
Time Warner Inc.	6.100%	7/15/40	175	187
Time Warner Inc.	6.250%	3/29/41	50	55
TJX Cos. Inc.	6.950%	4/15/19	150	182
TJX Cos. Inc.	2.500%	5/15/23	300	277
Toyota Motor Credit Corp.	1.000%	2/17/15	175	176
Toyota Motor Credit Corp.	3.200%	6/17/15	425	444
Toyota Motor Credit Corp.	0.875%	7/17/15	50	50
Toyota Motor Credit Corp.	2.800%	1/11/16	50	52
Toyota Motor Credit Corp.	2.000%	9/15/16	175	180
Toyota Motor Credit Corp.	2.050%	1/12/17	450	461
Toyota Motor Credit Corp.	1.250%	10/5/17	175	173
Toyota Motor Credit Corp.	1.375%	1/10/18	300	296
Toyota Motor Credit Corp.	4.250%	1/11/21	125	133
Toyota Motor Credit Corp.	3.400%	9/15/21	75	76
Toyota Motor Credit Corp.	3.300%	1/12/22	275	275
Toyota Motor Credit Corp.	2.625%	1/10/23	200	187
VF Corp.	5.950%	11/1/17	75	87
VF Corp.	3.500%	9/1/21	200	201
VF Corp.	6.450%	11/1/37	50	58
Viacom Inc.	1.250%	2/27/15	150	151
Viacom Inc.	2.500%	12/15/16	175	180
Viacom Inc.	3.500%	4/1/17	50	53
Viacom Inc.	6.125%	10/5/17	75	86
Viacom Inc.	2.500%	9/1/18	125	125
Viacom Inc.	5.625%	9/15/19	275	312
Viacom Inc.	3.875%	12/15/21	25	25
Viacom Inc.	3.125%	6/15/22	50	47
Viacom Inc.	4.250%	9/1/23	75	75
Viacom Inc.	6.875%	4/30/36	375	420
Viacom Inc.	4.375%	3/15/43	106	86
Viacom Inc.	5.850%	9/1/43	75	76
Wal-Mart Stores Inc.	4.500%	7/1/15	225	241
Wal-Mart Stores Inc.	1.500%	10/25/15	190	194
Wal-Mart Stores Inc.	0.600%	4/11/16	150	149
Wal-Mart Stores Inc.	5.375%	4/5/17	25	28
Wal-Mart Stores Inc.	5.800%	2/15/18	425	499
Wal-Mart Stores Inc.	1.125%	4/11/18	150	146
Wal-Mart Stores Inc.	1.950%	12/15/18	75	75
Wal-Mart Stores Inc.	3.625%	7/8/20	25	27
Wal-Mart Stores Inc.	3.250%	10/25/20	325	335

Wal-Mart Stores Inc.	4.250%	4/15/21	200	217
Wal-Mart Stores Inc.	2.550%	4/11/23	150	138
Wal-Mart Stores Inc.	5.875%	4/5/27	725	881
Wal-Mart Stores Inc.	7.550%	2/15/30	175	238
Wal-Mart Stores Inc.	5.250%	9/1/35	150	161
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,117
Wal-Mart Stores Inc.	6.200%	4/15/38	300	358
Wal-Mart Stores Inc.	5.625%	4/15/41	475	533
Wal-Mart Stores Inc.	4.000%	4/11/43	150	134
Walgreen Co.	1.000%	3/13/15	225	226
Walgreen Co.	1.800%	9/15/17	50	50
Walgreen Co.	3.100%	9/15/22	200	188
Walgreen Co.	4.400%	9/15/42	75	67
Walt Disney Co.	0.875%	12/1/14	175	176
Walt Disney Co.	0.450%	12/1/15	100	100
Walt Disney Co.	5.625%	9/15/16	375	426
Walt Disney Co.	1.100%	12/1/17	400	393
Walt Disney Co.	5.875%	12/15/17	175	205
Walt Disney Co.	2.750%	8/16/21	100	98
Walt Disney Co.	2.350%	12/1/22	75	69
Walt Disney Co.	4.375%	8/16/41	75	72
Walt Disney Co.	4.125%	12/1/41	275	256
Walt Disney Co.	3.700%	12/1/42	125	107
Western Union Co.	5.930%	10/1/16	125	139
Western Union Co.	5.253%	4/1/20	133	144
Western Union Co.	6.200%	11/17/36	75	75
Western Union Co.	6.200%	6/21/40	200	193
Wyndham Worldwide Corp.	2.950%	3/1/17	200	206
Wyndham Worldwide Corp.	2.500%	3/1/18	50	50
Wyndham Worldwide Corp.	4.250%	3/1/22	175	173
Wyndham Worldwide Corp.	3.900%	3/1/23	50	47
Yum! Brands Inc.	6.250%	4/15/16	50	56
Yum! Brands Inc.	6.250%	3/15/18	125	146
Yum! Brands Inc.	6.875%	11/15/37	225	261

Consumer Noncyclical (3.3%)
Abbott Laboratories	4.125%	5/27/20	25	27
Abbott Laboratories	6.150%	11/30/37	175	212
Abbott Laboratories	6.000%	4/1/39	25	30
Abbott Laboratories	5.300%	5/27/40	300	330
AbbVie Inc.	1.200%	11/6/15	350	352
AbbVie Inc.	1.750%	11/6/17	600	596
AbbVie Inc.	2.000%	11/6/18	225	221
AbbVie Inc.	2.900%	11/6/22	1,000	936
AbbVie Inc.	4.400%	11/6/42	100	90
Actavis Inc.	1.875%	10/1/17	100	99
Actavis Inc.	3.250%	10/1/22	675	631
Actavis Inc.	4.625%	10/1/42	50	44
Allergan Inc.	5.750%	4/1/16	25	28
Allergan Inc.	1.350%	3/15/18	25	24
Allergan Inc.	2.800%	3/15/23	100	95
Altria Group Inc.	4.125%	9/11/15	475	504
Altria Group Inc.	9.700%	11/10/18	192	254
Altria Group Inc.	9.250%	8/6/19	185	244
Altria Group Inc.	2.850%	8/9/22	75	68
Altria Group Inc.	9.950%	11/10/38	150	224
Altria Group Inc.	10.200%	2/6/39	650	993

Altria Group Inc.	4.250%	8/9/42	150	125
AmerisourceBergen Corp.	5.875%	9/15/15	150	164
AmerisourceBergen Corp.	4.875%	11/15/19	25	28
Amgen Inc.	1.875%	11/15/14	200	203
Amgen Inc.	4.850%	11/18/14	100	105
Amgen Inc.	2.300%	6/15/16	150	155
Amgen Inc.	2.500%	11/15/16	200	207
Amgen Inc.	2.125%	5/15/17	225	229
Amgen Inc.	5.850%	6/1/17	150	172
Amgen Inc.	5.700%	2/1/19	75	86
Amgen Inc.	3.450%	10/1/20	225	227
Amgen Inc.	4.100%	6/15/21	150	156
Amgen Inc.	3.875%	11/15/21	200	203
Amgen Inc.	3.625%	5/15/22	225	223
Amgen Inc.	6.375%	6/1/37	125	142
Amgen Inc.	6.900%	6/1/38	150	179
Amgen Inc.	6.400%	2/1/39	175	198
Amgen Inc.	5.750%	3/15/40	125	130
Amgen Inc.	4.950%	10/1/41	150	140
Amgen Inc.	5.150%	11/15/41	325	315
Amgen Inc.	5.650%	6/15/42	175	182
Amgen Inc.	5.375%	5/15/43	75	75
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	86
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	188
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	130
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	233
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	270
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	200	211
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	288
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	315
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	525	525
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	575	726
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	217
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	575
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	170
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	81
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	200	186
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	221
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	93
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	225	194
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	87
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	242
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	113
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	293
Archer-Daniels-Midland Co.	5.765%	3/1/41	50	56
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	22
4 Ascension Health Alliance	4.847%	11/15/53	200	196
AstraZeneca plc	5.900%	9/15/17	550	639
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	6.450%	9/15/37	450	550
AstraZeneca plc	4.000%	9/18/42	250	222
Avon Products Inc.	2.375%	3/15/16	100	101
Avon Products Inc.	4.600%	3/15/20	25	26
Avon Products Inc.	5.000%	3/15/23	50	50
Avon Products Inc.	6.950%	3/15/43	125	126
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	53

Baxter International Inc.	6.250%	12/1/37	75	91
Baxter International Inc.	3.650%	8/15/42	25	21
Baxter International Inc.	4.500%	6/15/43	400	391
Beam Inc.	5.375%	1/15/16	45	49
Beam Inc.	1.875%	5/15/17	25	25
Beam Inc.	3.250%	5/15/22	50	49
Becton Dickinson & Co.	5.000%	5/15/19	50	57
Becton Dickinson & Co.	3.250%	11/12/20	300	305
Becton Dickinson & Co.	3.125%	11/8/21	65	64
Biogen Idec Inc.	6.875%	3/1/18	325	387
Boston Scientific Corp.	6.250%	11/15/15	325	359
Boston Scientific Corp.	6.000%	1/15/20	200	229
Boston Scientific Corp.	7.000%	11/15/35	25	30
Boston Scientific Corp.	7.375%	1/15/40	50	62
Bottling Group LLC	5.500%	4/1/16	250	278
Bottling Group LLC	5.125%	1/15/19	100	114
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	58
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	247
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	259
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	128
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	130
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	60
Bristol-Myers Squibb Co.	3.250%	8/1/42	75	60
Brown-Forman Corp.	1.000%	1/15/18	150	146
Brown-Forman Corp.	2.250%	1/15/23	50	46
Brown-Forman Corp.	3.750%	1/15/43	25	21
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	27
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	53
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	342
Campbell Soup Co.	3.050%	7/15/17	25	26
Campbell Soup Co.	4.250%	4/15/21	100	105
Campbell Soup Co.	3.800%	8/2/42	75	60
Cardinal Health Inc.	4.000%	6/15/15	50	53
Cardinal Health Inc.	1.700%	3/15/18	100	98
Cardinal Health Inc.	4.625%	12/15/20	125	134
Cardinal Health Inc.	3.200%	3/15/23	150	140
Cardinal Health Inc.	4.600%	3/15/43	25	23
CareFusion Corp.	5.125%	8/1/14	50	52
CareFusion Corp.	6.375%	8/1/19	50	57
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	183
Celgene Corp.	2.450%	10/15/15	50	51
Celgene Corp.	1.900%	8/15/17	75	75
Celgene Corp.	2.300%	8/15/18	100	100
Celgene Corp.	3.950%	10/15/20	25	26
Celgene Corp.	3.250%	8/15/22	175	166
Celgene Corp.	4.000%	8/15/23	100	99
Celgene Corp.	5.700%	10/15/40	50	53
Celgene Corp.	5.250%	8/15/43	75	74
Church & Dwight Co. Inc.	3.350%	12/15/15	50	52
Clorox Co.	5.000%	1/15/15	250	264
Clorox Co.	3.800%	11/15/21	100	101
Coca-Cola Co.	0.750%	3/13/15	325	327
Coca-Cola Co.	1.500%	11/15/15	200	204
Coca-Cola Co.	1.800%	9/1/16	450	462
Coca-Cola Co.	5.350%	11/15/17	450	519
Coca-Cola Co.	4.875%	3/15/19	200	228
Coca-Cola Co.	3.150%	11/15/20	125	129

Coca-Cola Co.	3.300%	9/1/21	250	255
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	303
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	106
Colgate-Palmolive Co.	1.300%	1/15/17	200	202
Colgate-Palmolive Co.	2.450%	11/15/21	75	72
Colgate-Palmolive Co.	2.100%	5/1/23	50	46
ConAgra Foods Inc.	1.300%	1/25/16	25	25
ConAgra Foods Inc.	1.900%	1/25/18	75	74
ConAgra Foods Inc.	3.250%	9/15/22	125	119
ConAgra Foods Inc.	3.200%	1/25/23	750	700
ConAgra Foods Inc.	7.125%	10/1/26	150	183
ConAgra Foods Inc.	4.650%	1/25/43	100	91
Covidien International Finance SA	1.350%	5/29/15	175	177
Covidien International Finance SA	6.000%	10/15/17	225	261
Covidien International Finance SA	3.200%	6/15/22	200	197
Covidien International Finance SA	6.550%	10/15/37	175	218
CR Bard Inc.	1.375%	1/15/18	225	218
Delhaize Group SA	5.700%	10/1/40	200	195
DENTSPLY International Inc.	2.750%	8/15/16	75	77
Diageo Capital plc	1.500%	5/11/17	1,200	1,201
Diageo Capital plc	5.750%	10/23/17	25	29
Diageo Capital plc	4.828%	7/15/20	300	337
Diageo Capital plc	2.625%	4/29/23	500	461
Diageo Finance BV	5.300%	10/28/15	75	82
Diageo Investment Corp.	2.875%	5/11/22	100	96
Diageo Investment Corp.	4.250%	5/11/42	75	69
Dignity Health California GO	3.125%	11/1/22	50	46
Dignity Health California GO	4.500%	11/1/42	200	165
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	78
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	84
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	126
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	71
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	47
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	32
Edwards Lifesciences Corp.	2.875%	10/15/18	50	50
Eli Lilly & Co.	5.200%	3/15/17	150	169
Eli Lilly & Co.	5.500%	3/15/27	150	174
Eli Lilly & Co.	5.550%	3/15/37	150	168
Energizer Holdings Inc.	4.700%	5/19/21	50	51
Energizer Holdings Inc.	4.700%	5/24/22	25	25
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	69
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	22
Express Scripts Holding Co.	2.100%	2/12/15	325	330
Express Scripts Holding Co.	3.125%	5/15/16	100	105
Express Scripts Holding Co.	2.650%	2/15/17	350	362
Express Scripts Holding Co.	7.250%	6/15/19	50	61
Express Scripts Holding Co.	4.750%	11/15/21	150	161
Express Scripts Holding Co.	3.900%	2/15/22	100	101
Express Scripts Holding Co.	6.125%	11/15/41	175	200
Flowers Foods Inc.	4.375%	4/1/22	75	75
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	82
Genentech Inc.	4.750%	7/15/15	50	54
Genentech Inc.	5.250%	7/15/35	250	271
General Mills Inc.	5.700%	2/15/17	150	171
General Mills Inc.	5.650%	2/15/19	775	901
General Mills Inc.	3.150%	12/15/21	25	25
Gilead Sciences Inc.	2.400%	12/1/14	100	102

Gilead Sciences Inc.	4.500%	4/1/21	150	162
Gilead Sciences Inc.	4.400%	12/1/21	400	428
Gilead Sciences Inc.	5.650%	12/1/41	100	110
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	50	50
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	788
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	47
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	811
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	92
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	527
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	96
Hasbro Inc.	6.300%	9/15/17	175	200
Hasbro Inc.	6.350%	3/15/40	300	325
Hershey Co.	5.450%	9/1/16	50	56
Hershey Co.	1.500%	11/1/16	100	101
Hershey Co.	4.125%	12/1/20	50	54
Hormel Foods Corp.	4.125%	4/15/21	25	26
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	25	26
Ingredion Inc.	6.625%	4/15/37	25	29
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	24
JM Smucker Co.	3.500%	10/15/21	50	50
Johnson & Johnson	5.550%	8/15/17	500	579
Johnson & Johnson	6.950%	9/1/29	25	34
Johnson & Johnson	4.950%	5/15/33	150	166
Johnson & Johnson	5.950%	8/15/37	200	243
Johnson & Johnson	4.500%	9/1/40	150	153
Kaiser Foundation Hospitals	3.500%	4/1/22	50	49
Kaiser Foundation Hospitals	4.875%	4/1/42	100	98
Kellogg Co.	1.875%	11/17/16	350	356
Kellogg Co.	4.150%	11/15/19	125	137
Kellogg Co.	4.000%	12/15/20	500	529
Kellogg Co.	3.125%	5/17/22	50	48
Kimberly-Clark Corp.	4.875%	8/15/15	200	216
Kimberly-Clark Corp.	6.125%	8/1/17	275	323
Kimberly-Clark Corp.	6.250%	7/15/18	50	60
Kimberly-Clark Corp.	3.625%	8/1/20	140	149
Kimberly-Clark Corp.	5.300%	3/1/41	350	388
Koninklijke Philips NV	5.750%	3/11/18	200	231
Koninklijke Philips NV	3.750%	3/15/22	300	299
Koninklijke Philips NV	6.875%	3/11/38	175	213
Koninklijke Philips NV	5.000%	3/15/42	50	49
Kraft Foods Group Inc.	1.625%	6/4/15	50	51
Kraft Foods Group Inc.	2.250%	6/5/17	150	153
Kraft Foods Group Inc.	6.125%	8/23/18	75	88
Kraft Foods Group Inc.	5.375%	2/10/20	65	74
Kraft Foods Group Inc.	3.500%	6/6/22	150	149
Kraft Foods Group Inc.	6.875%	1/26/39	425	520
Kraft Foods Group Inc.	5.000%	6/4/42	325	319
Kroger Co.	3.900%	10/1/15	500	528
Kroger Co.	2.200%	1/15/17	100	102
Kroger Co.	6.150%	1/15/20	75	86
Kroger Co.	8.000%	9/15/29	125	159
Kroger Co.	7.500%	4/1/31	100	123
Kroger Co.	6.900%	4/15/38	75	88
Kroger Co.	5.150%	8/1/43	100	98
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	82
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	25

Laboratory Corp. of America Holdings	3.750%	8/23/22	25	24
Life Technologies Corp.	4.400%	3/1/15	100	104
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	125	141
Life Technologies Corp.	5.000%	1/15/21	75	79
Lorillard Tobacco Co.	3.500%	8/4/16	50	52
Lorillard Tobacco Co.	8.125%	6/23/19	175	213
Lorillard Tobacco Co.	3.750%	5/20/23	250	230
Lorillard Tobacco Co.	7.000%	8/4/41	75	80
Mattel Inc.	1.700%	3/15/18	50	49
Mattel Inc.	3.150%	3/15/23	25	24
Mattel Inc.	5.450%	11/1/41	50	50
4 Mayo Clinic	3.774%	11/15/43	275	230
4 Mayo Clinic	4.000%	11/15/47	100	83
McCormick & Co. Inc.	3.900%	7/15/21	50	52
McKesson Corp.	3.250%	3/1/16	425	447
McKesson Corp.	4.750%	3/1/21	25	27
McKesson Corp.	6.000%	3/1/41	475	552
Mead Johnson Nutrition Co.	3.500%	11/1/14	25	26
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	111
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	110
Medco Health Solutions Inc.	2.750%	9/15/15	300	310
Medco Health Solutions Inc.	7.125%	3/15/18	250	301
Medtronic Inc.	4.500%	3/15/14	75	76
Medtronic Inc.	3.000%	3/15/15	250	259
Medtronic Inc.	4.750%	9/15/15	100	108
Medtronic Inc.	5.600%	3/15/19	25	29
Medtronic Inc.	4.450%	3/15/20	125	136
Medtronic Inc.	2.750%	4/1/23	275	257
Medtronic Inc.	6.500%	3/15/39	25	31
Medtronic Inc.	5.550%	3/15/40	350	391
Medtronic Inc.	4.000%	4/1/43	100	90
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	50
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	125
Merck & Co. Inc.	2.250%	1/15/16	400	415
Merck & Co. Inc.	6.000%	9/15/17	200	234
Merck & Co. Inc.	1.100%	1/31/18	50	49
Merck & Co. Inc.	3.875%	1/15/21	250	264
Merck & Co. Inc.	2.400%	9/15/22	250	232
Merck & Co. Inc.	6.500%	12/1/33	75	95
Merck & Co. Inc.	6.550%	9/15/37	125	158
Merck & Co. Inc.	3.600%	9/15/42	75	64
Merck & Co. Inc.	4.150%	5/18/43	25	23
Merck Sharp & Dohme Corp.	4.750%	3/1/15	200	212
Merck Sharp & Dohme Corp.	4.000%	6/30/15	100	106
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	115
Merck Sharp & Dohme Corp.	6.400%	3/1/28	50	62
Merck Sharp & Dohme Corp.	5.950%	12/1/28	75	90
Merck Sharp & Dohme Corp.	5.750%	11/15/36	350	404
Merck Sharp & Dohme Corp.	5.850%	6/30/39	75	89
Molson Coors Brewing Co.	2.000%	5/1/17	25	25
Molson Coors Brewing Co.	3.500%	5/1/22	25	25
Molson Coors Brewing Co.	5.000%	5/1/42	100	98
Mondelez International Inc.	4.125%	2/9/16	700	748
Mondelez International Inc.	6.500%	8/11/17	225	263

Mondelez International Inc.	5.375%	2/10/20	435	492
Mondelez International Inc.	6.500%	11/1/31	100	115
Mondelez International Inc.	7.000%	8/11/37	400	489
Mondelez International Inc.	6.875%	2/1/38	75	91
Mondelez International Inc.	6.875%	1/26/39	25	30
Mondelez International Inc.	6.500%	2/9/40	225	265
6 Mylan Inc.	1.800%	6/24/16	25	25
6 Mylan Inc.	2.600%	6/24/18	50	50
Newell Rubbermaid Inc.	2.050%	12/1/17	300	298
Novant Health Inc.	5.850%	11/1/19	150	171
Novant Health Inc.	4.371%	11/1/43	150	131
Novartis Capital Corp.	2.900%	4/24/15	125	130
Novartis Capital Corp.	2.400%	9/21/22	75	70
Novartis Capital Corp.	3.700%	9/21/42	75	65
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	745
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	100
Pepsi Bottling Group Inc.	7.000%	3/1/29	150	191
PepsiAmericas Inc.	5.000%	5/15/17	100	111
PepsiCo Inc.	0.750%	3/5/15	100	100
PepsiCo Inc.	0.700%	8/13/15	450	451
PepsiCo Inc.	2.500%	5/10/16	200	208
PepsiCo Inc.	1.250%	8/13/17	200	198
PepsiCo Inc.	5.000%	6/1/18	325	368
PepsiCo Inc.	7.900%	11/1/18	275	351
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	3.000%	8/25/21	150	148
PepsiCo Inc.	2.750%	3/5/22	275	263
PepsiCo Inc.	5.500%	1/15/40	250	274
PepsiCo Inc.	4.875%	11/1/40	200	204
PepsiCo Inc.	4.000%	3/5/42	175	155
PerkinElmer Inc.	5.000%	11/15/21	75	78
Pfizer Inc.	5.350%	3/15/15	700	748
Pfizer Inc.	6.200%	3/15/19	600	723
Pfizer Inc.	7.200%	3/15/39	275	373
Pharmacia Corp.	6.600%	12/1/28	75	95
Philip Morris International Inc.	2.500%	5/16/16	700	729
Philip Morris International Inc.	1.625%	3/20/17	50	50
Philip Morris International Inc.	1.125%	8/21/17	75	74
Philip Morris International Inc.	5.650%	5/16/18	325	377
Philip Morris International Inc.	2.625%	3/6/23	175	162
Philip Morris International Inc.	6.375%	5/16/38	200	239
Philip Morris International Inc.	4.375%	11/15/41	425	392
Philip Morris International Inc.	4.500%	3/20/42	50	47
Philip Morris International Inc.	3.875%	8/21/42	25	21
Philip Morris International Inc.	4.125%	3/4/43	125	111
4 Procter & Gamble - Esop	9.360%	1/1/21	319	410
Procter & Gamble Co.	4.950%	8/15/14	50	52
Procter & Gamble Co.	3.500%	2/15/15	150	156
Procter & Gamble Co.	1.450%	8/15/16	50	51
Procter & Gamble Co.	4.700%	2/15/19	100	114
Procter & Gamble Co.	2.300%	2/6/22	425	404
Procter & Gamble Co.	6.450%	1/15/26	75	96
Procter & Gamble Co.	5.550%	3/5/37	325	378
Quest Diagnostics Inc.	5.450%	11/1/15	200	217
Quest Diagnostics Inc.	6.950%	7/1/37	75	86
Reynolds American Inc.	1.050%	10/30/15	25	25

Reynolds American Inc.	6.750%	6/15/17	150	174
Reynolds American Inc.	3.250%	11/1/22	75	69
Reynolds American Inc.	4.850%	9/15/23	25	26
Reynolds American Inc.	7.250%	6/15/37	125	145
Reynolds American Inc.	4.750%	11/1/42	75	66
Reynolds American Inc.	6.150%	9/15/43	25	26
Safeway Inc.	6.350%	8/15/17	100	112
Safeway Inc.	5.000%	8/15/19	125	131
Safeway Inc.	3.950%	8/15/20	250	245
Safeway Inc.	7.250%	2/1/31	75	76
Sanofi	2.625%	3/29/16	200	208
Sanofi	1.250%	4/10/18	275	269
Sanofi	4.000%	3/29/21	600	638
St. Jude Medical Inc.	3.250%	4/15/23	175	166
St. Jude Medical Inc.	4.750%	4/15/43	175	166
Stryker Corp.	3.000%	1/15/15	50	52
Stryker Corp.	2.000%	9/30/16	100	103
Stryker Corp.	4.375%	1/15/20	50	55
Sysco Corp.	5.250%	2/12/18	250	285
Sysco Corp.	5.375%	9/21/35	100	109
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	75	77
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	25	25
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	125	116
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	232
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	104
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	75	74
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	25	24
Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	77
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	207
Thermo Fisher Scientific Inc.	2.250%	8/15/16	500	510
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	314
Tupperware Brands Corp.	4.750%	6/1/21	50	51
Tyson Foods Inc.	4.500%	6/15/22	275	283
Unilever Capital Corp.	3.650%	2/15/14	25	25
Unilever Capital Corp.	2.750%	2/10/16	500	522
Unilever Capital Corp.	4.250%	2/10/21	200	217
Unilever Capital Corp.	5.900%	11/15/32	50	61
UST LLC	5.750%	3/1/18	75	86
Wyeth LLC	5.500%	2/15/16	200	223
Wyeth LLC	5.450%	4/1/17	50	57
Wyeth LLC	6.450%	2/1/24	100	124
Wyeth LLC	6.500%	2/1/34	250	313
Wyeth LLC	6.000%	2/15/36	175	201
Wyeth LLC	5.950%	4/1/37	650	759
Zimmer Holdings Inc.	1.400%	11/30/14	75	76
Zimmer Holdings Inc.	4.625%	11/30/19	50	55
Zimmer Holdings Inc.	3.375%	11/30/21	100	98
Zimmer Holdings Inc.	5.750%	11/30/39	50	55
6 Zoetis Inc.	1.150%	2/1/16	25	25
6 Zoetis Inc.	1.875%	2/1/18	25	25
6 Zoetis Inc.	3.250%	2/1/23	500	476
6 Zoetis Inc.	4.700%	2/1/43	50	47

Energy (1.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	146
Anadarko Petroleum Corp.	5.950%	9/15/16	500	561

Anadarko Petroleum Corp.	6.450%	9/15/36	775	889
Anadarko Petroleum Corp.	7.950%	6/15/39	25	34
Anadarko Petroleum Corp.	6.200%	3/15/40	275	309
Apache Corp.	5.625%	1/15/17	100	113
Apache Corp.	1.750%	4/15/17	75	76
Apache Corp.	6.900%	9/15/18	300	368
Apache Corp.	3.625%	2/1/21	75	76
Apache Corp.	6.000%	1/15/37	350	386
Apache Corp.	5.100%	9/1/40	350	346
Apache Corp.	4.750%	4/15/43	200	188
Baker Hughes Inc.	3.200%	8/15/21	300	302
Baker Hughes Inc.	6.875%	1/15/29	100	128
Baker Hughes Inc.	5.125%	9/15/40	275	293
BP Capital Markets plc	1.700%	12/5/14	500	507
BP Capital Markets plc	3.875%	3/10/15	275	288
BP Capital Markets plc	3.125%	10/1/15	450	471
BP Capital Markets plc	3.200%	3/11/16	225	237
BP Capital Markets plc	2.248%	11/1/16	500	515
BP Capital Markets plc	1.846%	5/5/17	225	227
BP Capital Markets plc	1.375%	11/6/17	200	197
BP Capital Markets plc	4.750%	3/10/19	175	194
BP Capital Markets plc	4.500%	10/1/20	225	244
BP Capital Markets plc	4.742%	3/11/21	350	380
BP Capital Markets plc	3.245%	5/6/22	250	242
BP Capital Markets plc	2.500%	11/6/22	75	68
BP Capital Markets plc	2.750%	5/10/23	300	275
Burlington Resources Finance Co.	7.400%	12/1/31	175	234
Cameron International Corp.	6.375%	7/15/18	150	177
Cameron International Corp.	7.000%	7/15/38	100	123
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	157
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	142
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	255
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	271
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	141
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	171
Cenovus Energy Inc.	5.700%	10/15/19	50	57
Cenovus Energy Inc.	6.750%	11/15/39	375	446
Cenovus Energy Inc.	4.450%	9/15/42	150	136
Chevron Corp.	0.889%	6/24/16	25	25
Chevron Corp.	1.104%	12/5/17	275	271
Chevron Corp.	1.718%	6/24/18	250	249
Chevron Corp.	4.950%	3/3/19	275	316
Chevron Corp.	2.355%	12/5/22	325	299
Chevron Corp.	3.191%	6/24/23	75	73
ConocoPhillips	4.600%	1/15/15	500	526
ConocoPhillips	5.750%	2/1/19	875	1,027
ConocoPhillips	5.900%	10/15/32	50	58
ConocoPhillips	5.900%	5/15/38	50	59
ConocoPhillips	6.500%	2/1/39	500	630
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	284
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	232
ConocoPhillips Holding Co.	6.950%	4/15/29	150	190
Devon Energy Corp.	2.400%	7/15/16	50	52
Devon Energy Corp.	1.875%	5/15/17	100	100
Devon Energy Corp.	4.000%	7/15/21	100	102
Devon Energy Corp.	3.250%	5/15/22	125	120
Devon Energy Corp.	7.950%	4/15/32	50	65

Devon Energy Corp.	5.600%	7/15/41	250	256
Devon Energy Corp.	4.750%	5/15/42	75	69
Devon Financing Co. LLC	7.875%	9/30/31	300	387
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	27
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	88
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	113
Encana Corp.	5.900%	12/1/17	225	258
Encana Corp.	6.500%	8/15/34	325	353
Encana Corp.	6.625%	8/15/37	125	138
Ensco plc	3.250%	3/15/16	125	130
Ensco plc	4.700%	3/15/21	225	238
EOG Resources Inc.	2.950%	6/1/15	125	130
EOG Resources Inc.	5.875%	9/15/17	125	145
EOG Resources Inc.	4.400%	6/1/20	100	109
EOG Resources Inc.	4.100%	2/1/21	350	369
EOG Resources Inc.	2.625%	3/15/23	200	185
EQT Corp.	6.500%	4/1/18	350	399
FMC Technologies Inc.	2.000%	10/1/17	100	99
FMC Technologies Inc.	3.450%	10/1/22	25	24
Halliburton Co.	1.000%	8/1/16	125	125
Halliburton Co.	2.000%	8/1/18	125	125
Halliburton Co.	6.150%	9/15/19	200	240
Halliburton Co.	3.500%	8/1/23	225	223
Halliburton Co.	6.700%	9/15/38	125	154
Halliburton Co.	7.450%	9/15/39	200	267
Halliburton Co.	4.750%	8/1/43	100	99
Hess Corp.	7.875%	10/1/29	350	441
Hess Corp.	7.125%	3/15/33	100	118
Hess Corp.	6.000%	1/15/40	150	162
Hess Corp.	5.600%	2/15/41	100	103
Husky Energy Inc.	6.150%	6/15/19	100	117
Husky Energy Inc.	6.800%	9/15/37	50	62
Kerr-McGee Corp.	6.950%	7/1/24	250	293
Kerr-McGee Corp.	7.875%	9/15/31	50	63
Marathon Oil Corp.	0.900%	11/1/15	275	275
Marathon Oil Corp.	6.000%	10/1/17	125	144
Marathon Oil Corp.	5.900%	3/15/18	46	53
Marathon Oil Corp.	2.800%	11/1/22	175	164
Marathon Oil Corp.	6.800%	3/15/32	300	358
Marathon Petroleum Corp.	3.500%	3/1/16	250	263
Marathon Petroleum Corp.	5.125%	3/1/21	375	405
Murphy Oil Corp.	2.500%	12/1/17	200	199
Murphy Oil Corp.	3.700%	12/1/22	50	47
Murphy Oil Corp.	5.125%	12/1/42	125	108
Nabors Industries Inc.	6.150%	2/15/18	450	506
Nabors Industries Inc.	5.000%	9/15/20	175	183
National Oilwell Varco Inc.	1.350%	12/1/17	200	197
National Oilwell Varco Inc.	2.600%	12/1/22	25	23
National Oilwell Varco Inc.	3.950%	12/1/42	125	111
Noble Energy Inc.	8.250%	3/1/19	400	500
Noble Holding International Ltd.	2.500%	3/15/17	100	101
Noble Holding International Ltd.	4.900%	8/1/20	125	131
Noble Holding International Ltd.	3.950%	3/15/22	50	48
Noble Holding International Ltd.	6.200%	8/1/40	100	102
Noble Holding International Ltd.	6.050%	3/1/41	150	150
Noble Holding International Ltd.	5.250%	3/15/42	100	91
Occidental Petroleum Corp.	2.500%	2/1/16	200	207

Occidental Petroleum Corp.	1.500%	2/15/18	750	739
Occidental Petroleum Corp.	4.100%	2/1/21	350	367
Petro-Canada	7.875%	6/15/26	25	33
Petro-Canada	7.000%	11/15/28	100	127
Petro-Canada	5.350%	7/15/33	150	152
Petro-Canada	6.800%	5/15/38	225	268
Phillips 66	1.950%	3/5/15	125	127
Phillips 66	2.950%	5/1/17	350	363
Phillips 66	4.300%	4/1/22	275	281
Phillips 66	5.875%	5/1/42	175	184
Pioneer Natural Resources Co.	6.875%	5/1/18	250	295
Pioneer Natural Resources Co.	3.950%	7/15/22	200	201
Pride International Inc.	6.875%	8/15/20	275	329
Rowan Cos. Inc.	5.000%	9/1/17	175	191
Rowan Cos. Inc.	7.875%	8/1/19	75	91
Shell International Finance BV	3.100%	6/28/15	975	1,018
Shell International Finance BV	3.250%	9/22/15	100	105
Shell International Finance BV	0.625%	12/4/15	25	25
Shell International Finance BV	1.900%	8/10/18	75	75
Shell International Finance BV	4.300%	9/22/19	550	608
Shell International Finance BV	3.400%	8/12/23	75	74
Shell International Finance BV	6.375%	12/15/38	475	592
Shell International Finance BV	5.500%	3/25/40	125	141
Shell International Finance BV	4.550%	8/12/43	150	148
Southwestern Energy Co.	7.500%	2/1/18	175	208
Southwestern Energy Co.	4.100%	3/15/22	75	75
Suncor Energy Inc.	6.100%	6/1/18	25	29
Suncor Energy Inc.	5.950%	12/1/34	75	82
Suncor Energy Inc.	6.500%	6/15/38	825	964
Talisman Energy Inc.	5.125%	5/15/15	50	53
Talisman Energy Inc.	7.750%	6/1/19	200	243
Talisman Energy Inc.	3.750%	2/1/21	225	220
Talisman Energy Inc.	5.850%	2/1/37	150	146
Tosco Corp.	8.125%	2/15/30	100	140
Total Capital Canada Ltd.	1.450%	1/15/18	75	74
Total Capital Canada Ltd.	2.750%	7/15/23	125	117
Total Capital International SA	1.000%	8/12/16	100	100
Total Capital International SA	1.550%	6/28/17	350	352
Total Capital International SA	2.875%	2/17/22	300	288
Total Capital International SA	2.700%	1/25/23	50	47
Total Capital International SA	3.700%	1/15/24	75	75
Total Capital SA	3.000%	6/24/15	450	469
Total Capital SA	2.125%	8/10/18	250	252
Total Capital SA	4.450%	6/24/20	375	410
Total Capital SA	4.125%	1/28/21	125	133
Transocean Inc.	4.950%	11/15/15	850	913
Transocean Inc.	2.500%	10/15/17	75	75
Transocean Inc.	6.000%	3/15/18	75	84
Transocean Inc.	6.500%	11/15/20	150	167
Transocean Inc.	3.800%	10/15/22	75	71
Transocean Inc.	7.500%	4/15/31	175	196
Transocean Inc.	6.800%	3/15/38	150	159
Valero Energy Corp.	9.375%	3/15/19	100	129
Valero Energy Corp.	6.125%	2/1/20	75	86
Valero Energy Corp.	7.500%	4/15/32	725	848
Weatherford International LLC	6.350%	6/15/17	250	283
Weatherford International LLC	6.800%	6/15/37	150	156

Weatherford International Ltd.	6.000%	3/15/18	325	365
Weatherford International Ltd.	6.500%	8/1/36	275	276
XTO Energy Inc.	6.250%	8/1/17	375	445

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	50	45
Cintas Corp. No 2	6.125%	12/1/17	150	173
Cintas Corp. No 2	3.250%	6/1/22	75	73
Fluor Corp.	3.375%	9/15/21	75	75
Howard Hughes Medical Institute	3.500%	9/1/23	175	174
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	75	68
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	237
University of Pennsylvania GO	4.674%	9/1/12	250	222
6 URS Corp.	5.500%	4/1/22	150	152

Technology (1.2%)
Adobe Systems Inc.	3.250%	2/1/15	100	103
Adobe Systems Inc.	4.750%	2/1/20	175	191
Agilent Technologies Inc.	5.500%	9/14/15	50	54
Agilent Technologies Inc.	6.500%	11/1/17	400	469
Agilent Technologies Inc.	3.200%	10/1/22	275	256
Altera Corp.	1.750%	5/15/17	50	50
Amphenol Corp.	4.750%	11/15/14	100	104
Analog Devices Inc.	2.875%	6/1/23	150	141
Apple Inc.	0.450%	5/3/16	300	298
Apple Inc.	1.000%	5/3/18	450	434
Apple Inc.	2.400%	5/3/23	725	656
Apple Inc.	3.850%	5/4/43	450	376
Applied Materials Inc.	2.650%	6/15/16	50	52
Applied Materials Inc.	4.300%	6/15/21	150	157
Applied Materials Inc.	5.850%	6/15/41	150	156
Arrow Electronics Inc.	3.375%	11/1/15	75	78
Arrow Electronics Inc.	4.500%	3/1/23	50	49
Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.600%	12/15/22	25	24
Avnet Inc.	5.875%	6/15/20	200	213
Baidu Inc.	3.500%	11/28/22	500	457
BMC Software Inc.	7.250%	6/1/18	150	154
Broadcom Corp.	2.700%	11/1/18	50	52
Broadcom Corp.	2.500%	8/15/22	325	296
Broadridge Financial Solutions Inc.	3.950%	9/1/20	25	25
CA Inc.	5.375%	12/1/19	175	195
CA Inc.	4.500%	8/15/23	75	75
Cisco Systems Inc.	2.900%	11/17/14	125	129
Cisco Systems Inc.	5.500%	2/22/16	200	222
Cisco Systems Inc.	3.150%	3/14/17	50	53
Cisco Systems Inc.	4.950%	2/15/19	475	539
Cisco Systems Inc.	4.450%	1/15/20	825	909
Cisco Systems Inc.	5.900%	2/15/39	200	232
Cisco Systems Inc.	5.500%	1/15/40	275	304
Computer Sciences Corp.	6.500%	3/15/18	50	58
Corning Inc.	6.625%	5/15/19	25	30
Corning Inc.	4.700%	3/15/37	300	279
Corning Inc.	5.750%	8/15/40	75	83
Dell Inc.	5.650%	4/15/18	125	125
Dell Inc.	5.875%	6/15/19	75	74
Dell Inc.	6.500%	4/15/38	100	82

Dun & Bradstreet Corp.	4.375%	12/1/22	50	49
EMC Corp.	1.875%	6/1/18	460	458
EMC Corp.	2.650%	6/1/20	165	163
EMC Corp.	3.375%	6/1/23	220	215
Equifax Inc.	4.450%	12/1/14	50	52
Equifax Inc.	6.300%	7/1/17	25	28
Fidelity National Information Services Inc.	2.000%	4/15/18	25	24
Fidelity National Information Services Inc.	5.000%	3/15/22	50	51
Fidelity National Information Services Inc.	3.500%	4/15/23	150	135
Fiserv Inc.	3.125%	10/1/15	50	52
Fiserv Inc.	6.800%	11/20/17	150	176
Fiserv Inc.	3.500%	10/1/22	150	142
Google Inc.	2.125%	5/19/16	25	26
Google Inc.	3.625%	5/19/21	150	157
Harris Corp.	4.400%	12/15/20	50	52
Harris Corp.	6.150%	12/15/40	75	81
Hewlett-Packard Co.	2.625%	12/9/14	425	434
Hewlett-Packard Co.	2.350%	3/15/15	150	153
Hewlett-Packard Co.	2.125%	9/13/15	250	254
Hewlett-Packard Co.	3.000%	9/15/16	150	155
Hewlett-Packard Co.	3.300%	12/9/16	50	52
Hewlett-Packard Co.	2.600%	9/15/17	150	152
Hewlett-Packard Co.	5.500%	3/1/18	75	84
Hewlett-Packard Co.	3.750%	12/1/20	325	315
Hewlett-Packard Co.	4.300%	6/1/21	850	822
Hewlett-Packard Co.	4.375%	9/15/21	200	194
Hewlett-Packard Co.	4.650%	12/9/21	100	98
Hewlett-Packard Co.	6.000%	9/15/41	100	92
Intel Corp.	1.950%	10/1/16	100	103
Intel Corp.	1.350%	12/15/17	775	765
Intel Corp.	3.300%	10/1/21	100	99
Intel Corp.	2.700%	12/15/22	275	255
Intel Corp.	4.000%	12/15/32	150	138
Intel Corp.	4.800%	10/1/41	475	458
Intel Corp.	4.250%	12/15/42	325	290
International Business Machines Corp.	2.000%	1/5/16	25	26
International Business Machines Corp.	5.700%	9/14/17	2,150	2,487
International Business Machines Corp.	1.625%	5/15/20	25	23
International Business Machines Corp.	3.375%	8/1/23	50	49
International Business Machines Corp.	7.000%	10/30/25	300	388
International Business Machines Corp.	6.220%	8/1/27	75	92
International Business Machines Corp.	6.500%	1/15/28	75	94
International Business Machines Corp.	5.600%	11/30/39	98	111
International Business Machines Corp.	4.000%	6/20/42	68	61
Jabil Circuit Inc.	5.625%	12/15/20	100	104
Juniper Networks Inc.	3.100%	3/15/16	30	31
Juniper Networks Inc.	4.600%	3/15/21	50	51
Juniper Networks Inc.	5.950%	3/15/41	25	26
KLA-Tencor Corp.	6.900%	5/1/18	125	147
Leidos Holdings Inc.	4.450%	12/1/20	75	77
Leidos Inc.	5.500%	7/1/33	25	24
Leidos Holdings Inc.	5.950%	12/1/40	75	73
Lexmark International Inc.	6.650%	6/1/18	150	166
Maxim Integrated Products Inc.	3.375%	3/15/23	25	23
Microsoft Corp.	1.625%	9/25/15	150	153
Microsoft Corp.	1.000%	5/1/18	200	195
Microsoft Corp.	4.200%	6/1/19	25	28

Microsoft Corp.	3.000%	10/1/20	225	229
Microsoft Corp.	2.125%	11/15/22	200	181
Microsoft Corp.	2.375%	5/1/23	250	227
Microsoft Corp.	5.200%	6/1/39	25	26
Microsoft Corp.	4.500%	10/1/40	100	95
Microsoft Corp.	5.300%	2/8/41	50	53
Microsoft Corp.	3.500%	11/15/42	280	226
Microsoft Corp.	3.750%	5/1/43	45	38
Motorola Solutions Inc.	3.750%	5/15/22	250	239
Motorola Solutions Inc.	7.500%	5/15/25	50	60
Oracle Corp.	5.250%	1/15/16	275	303
Oracle Corp.	1.200%	10/15/17	325	319
Oracle Corp.	5.750%	4/15/18	300	350
Oracle Corp.	2.375%	1/15/19	225	226
Oracle Corp.	5.000%	7/8/19	550	625
Oracle Corp.	2.500%	10/15/22	250	231
Oracle Corp.	6.500%	4/15/38	200	246
Oracle Corp.	6.125%	7/8/39	150	178
Oracle Corp.	5.375%	7/15/40	600	649
Symantec Corp.	2.750%	9/15/15	25	26
Symantec Corp.	2.750%	6/15/17	175	178
Symantec Corp.	4.200%	9/15/20	50	52
Symantec Corp.	3.950%	6/15/22	175	173
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	147
Texas Instruments Inc.	0.450%	8/3/15	225	225
Texas Instruments Inc.	2.375%	5/16/16	75	78
Texas Instruments Inc.	1.650%	8/3/19	350	338
Total System Services Inc.	2.375%	6/1/18	75	73
Tyco Electronics Group SA	6.550%	10/1/17	75	87
Tyco Electronics Group SA	7.125%	10/1/37	300	354
Verisk Analytics Inc.	4.125%	9/12/22	125	123
Xerox Corp.	6.400%	3/15/16	100	111
Xerox Corp.	6.750%	2/1/17	100	115
Xerox Corp.	2.950%	3/15/17	500	514
Xerox Corp.	6.350%	5/15/18	175	201
Xerox Corp.	5.625%	12/15/19	25	28
Xerox Corp.	6.750%	12/15/39	175	193

transportation (0.5%)
4,6 american airlines 2013-1 class a pass
through trust	4.000%	1/15/27	30	28
4,6 american airlines 2013-2 class a pass
through trust	4.950%	7/15/24	50	50
burlington northern santa fe llc	5.650%	5/1/17	100	114
Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	116
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	145
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	143
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	142
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	225
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	260
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	227
Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	90
Canadian National Railway Co.	5.800%	6/1/16	100	112
Canadian National Railway Co.	5.550%	3/1/19	300	351
Canadian National Railway Co.	2.850%	12/15/21	200	196
Canadian National Railway Co.	6.200%	6/1/36	75	91
Canadian National Railway Co.	6.375%	11/15/37	100	124

Canadian Pacific Railway Co.	4.450%	3/15/23	225	236
Canadian Pacific Railway Co.	7.125%	10/15/31	100	121
Canadian Pacific Railway Co.	5.950%	5/15/37	150	166
Con-way Inc.	7.250%	1/15/18	25	28
Con-way Inc.	6.700%	5/1/34	100	100
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19		—
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	128	145
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	450	443
CSX Corp.	6.250%	4/1/15	50	54
CSX Corp.	5.600%	5/1/17	175	198
CSX Corp.	7.900%	5/1/17	73	87
CSX Corp.	6.250%	3/15/18	375	440
CSX Corp.	7.375%	2/1/19	425	524
CSX Corp.	6.000%	10/1/36	50	56
CSX Corp.	6.220%	4/30/40	152	175
CSX Corp.	5.500%	4/15/41	25	26
CSX Corp.	4.750%	5/30/42	275	261
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	168	187
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	250	288
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	103	110
FedEx Corp.	2.625%	8/1/22	75	69
FedEx Corp.	3.875%	8/1/42	100	83
4 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	25	23
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	259
6 Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
6 Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	100	92
6 Kansas City Southern Railway Co.	4.300%	5/15/43	75	66
Norfolk Southern Corp.	7.700%	5/15/17	450	544
Norfolk Southern Corp.	5.750%	4/1/18	100	116
Norfolk Southern Corp.	5.900%	6/15/19	175	206
Norfolk Southern Corp.	2.903%	2/15/23	48	45
Norfolk Southern Corp.	7.800%	5/15/27	160	208
Norfolk Southern Corp.	4.837%	10/1/41	513	499
Ryder System Inc.	3.150%	3/2/15	100	103
Ryder System Inc.	7.200%	9/1/15	100	111
Ryder System Inc.	3.600%	3/1/16	230	242
Ryder System Inc.	5.850%	11/1/16	25	28
Ryder System Inc.	2.350%	2/26/19	150	147
Southwest Airlines Co.	5.750%	12/15/16	75	84
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	38	44
Union Pacific Corp.	4.163%	7/15/22	659	694
Union Pacific Corp.	4.750%	9/15/41	350	348
6 Union Pacific Corp.	4.821%	2/1/44	150	150
United Parcel Service Inc.	5.500%	1/15/18	175	202
United Parcel Service Inc.	5.125%	4/1/19	100	115
United Parcel Service Inc.	3.125%	1/15/21	725	735
United Parcel Service Inc.	2.450%	10/1/22	200	187
United Parcel Service Inc.	6.200%	1/15/38	100	123
United Parcel Service Inc.	3.625%	10/1/42	25	21

4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	50	48
				313,176
Utilities (2.7%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	200	228
Alabama Power Co.	5.500%	10/15/17	225	257
Alabama Power Co.	5.200%	6/1/41	175	188
Alabama Power Co.	3.850%	12/1/42	25	22
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	2.700%	9/1/22	500	474
American Electric Power Co. Inc.	1.650%	12/15/17	150	148
American Electric Power Co. Inc.	2.950%	12/15/22	25	23
Appalachian Power Co.	3.400%	5/24/15	150	156
Appalachian Power Co.	4.600%	3/30/21	50	53
Appalachian Power Co.	6.700%	8/15/37	250	291
Arizona Public Service Co.	8.750%	3/1/19	200	259
Arizona Public Service Co.	4.500%	4/1/42	25	24
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	353
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	65
CenterPoint Energy Inc.	6.500%	5/1/18	200	236
Cleco Power LLC	6.000%	12/1/40	100	109
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	246
CMS Energy Corp.	8.750%	6/15/19	200	257
CMS Energy Corp.	4.700%	3/31/43	125	115
Commonwealth Edison Co.	5.950%	8/15/16	125	141
Commonwealth Edison Co.	6.150%	9/15/17	325	381
Commonwealth Edison Co.	5.800%	3/15/18	75	88
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	58
Commonwealth Edison Co.	6.450%	1/15/38	175	216
Commonwealth Edison Co.	4.600%	8/15/43	300	295
Connecticut Light & Power Co.	2.500%	1/15/23	125	116
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	500	611
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	219
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	319
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	89
Consolidated Natural Gas Co.	5.000%	12/1/14	300	315
Constellation Energy Group Inc.	4.550%	6/15/15	300	317
Constellation Energy Group Inc.	5.150%	12/1/20	200	214
Consumers Energy Co.	5.500%	8/15/16	100	112
Consumers Energy Co.	5.650%	9/15/18	275	323
Consumers Energy Co.	3.375%	8/15/23	275	275
Consumers Energy Co.	3.950%	5/15/43	75	67
Delmarva Power & Light Co.	4.000%	6/1/42	50	45
Dominion Resources Inc.	6.000%	11/30/17	250	289
Dominion Resources Inc.	6.300%	3/15/33	100	115
Dominion Resources Inc.	5.950%	6/15/35	225	249
Dominion Resources Inc.	4.050%	9/15/42	100	86
Dominion Resources Inc.	5.150%	7/15/15	375	403
Dominion Resources Inc.	6.400%	6/15/18	342	405
DTE Electric Co.	3.900%	6/1/21	100	106
DTE Electric Co.	2.650%	6/15/22	200	191
DTE Electric Co.	3.650%	3/15/24	200	204
DTE Electric Co.	3.950%	6/15/42	50	45
DTE Electric Co.	4.000%	4/1/43	225	204
Duke Energy Carolinas LLC	4.300%	6/15/20	250	270

Duke Energy Carolinas LLC	3.900%	6/15/21	500	529
Duke Energy Carolinas LLC	6.000%	12/1/28	125	146
Duke Energy Carolinas LLC	6.100%	6/1/37	100	116
Duke Energy Carolinas LLC	6.000%	1/15/38	25	30
Duke Energy Carolinas LLC	6.050%	4/15/38	25	30
Duke Energy Carolinas LLC	5.300%	2/15/40	100	109
Duke Energy Carolinas LLC	4.000%	9/30/42	75	67
Duke Energy Corp.	3.350%	4/1/15	200	208
Duke Energy Corp.	1.625%	8/15/17	325	324
Duke Energy Corp.	2.100%	6/15/18	75	75
Duke Energy Corp.	5.050%	9/15/19	75	84
Duke Energy Corp.	3.050%	8/15/22	75	71
Duke Energy Florida Inc.	0.650%	11/15/15	300	300
Duke Energy Florida Inc.	5.650%	6/15/18	75	87
Duke Energy Florida Inc.	6.350%	9/15/37	225	275
Duke Energy Florida Inc.	6.400%	6/15/38	200	244
Duke Energy Florida Inc.	3.850%	11/15/42	200	176
Duke Energy Indiana Inc.	3.750%	7/15/20	25	26
Duke Energy Indiana Inc.	6.350%	8/15/38	225	278
Duke Energy Indiana Inc.	4.200%	3/15/42	400	367
Duke Energy Progress Inc.	5.300%	1/15/19	175	202
El Paso Electric Co.	6.000%	5/15/35	50	53
Entergy Arkansas Inc.	3.750%	2/15/21	75	77
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	232
Entergy Louisiana LLC	1.875%	12/15/14	50	51
Entergy Louisiana LLC	5.400%	11/1/24	475	540
Entergy Texas Inc.	7.125%	2/1/19	300	357
Exelon Generation Co. LLC	6.200%	10/1/17	125	144
Exelon Generation Co. LLC	4.000%	10/1/20	225	225
Exelon Generation Co. LLC	5.600%	6/15/42	205	197
FirstEnergy Solutions Corp.	6.800%	8/15/39	125	125
Florida Power & Light Co.	5.550%	11/1/17	75	87
Florida Power & Light Co.	5.625%	4/1/34	25	29
Florida Power & Light Co.	5.400%	9/1/35	75	84
Florida Power & Light Co.	6.200%	6/1/36	50	61
Florida Power & Light Co.	5.650%	2/1/37	100	114
Florida Power & Light Co.	5.850%	5/1/37	25	30
Florida Power & Light Co.	5.960%	4/1/39	475	571
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	3.000%	4/15/16	575	600
Georgia Power Co.	5.400%	6/1/40	300	319
Iberdrola International BV	6.750%	7/15/36	75	81
Indiana Michigan Power Co.	6.050%	3/15/37	200	217
4 Integrys Energy Group Inc.	6.110%	12/1/66	150	152
Interstate Power & Light Co.	6.250%	7/15/39	50	60
ITC Holdings Corp.	4.050%	7/1/23	75	74
ITC Holdings Corp.	5.300%	7/1/43	50	49
Jersey Central Power & Light Co.	5.625%	5/1/16	125	138
Jersey Central Power & Light Co.	5.650%	6/1/17	250	278
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	74	74
Kansas City Power & Light Co.	6.050%	11/15/35	50	55
Kansas City Power & Light Co.	5.300%	10/1/41	100	101
Kentucky Utilities Co.	3.250%	11/1/20	50	51
Kentucky Utilities Co.	5.125%	11/1/40	125	137
LG&E & KU Energy LLC	2.125%	11/15/15	75	77
LG&E & KU Energy LLC	3.750%	11/15/20	100	101
Louisville Gas & Electric Co.	1.625%	11/15/15	125	128

Louisville Gas & Electric Co.	5.125%	11/15/40	125	137
MidAmerican Energy Co.	5.950%	7/15/17	75	87
MidAmerican Energy Co.	5.300%	3/15/18	50	57
MidAmerican Energy Co.	6.750%	12/30/31	125	155
MidAmerican Energy Co.	5.750%	11/1/35	250	283
MidAmerican Energy Holdings Co.	5.750%	4/1/18	575	668
MidAmerican Energy Holdings Co.	5.950%	5/15/37	225	250
MidAmerican Energy Holdings Co.	6.500%	9/15/37	50	59
Mississippi Power Co.	4.250%	3/15/42	150	131
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	227
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	283
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	229
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	364
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	100	135
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	23
Nevada Power Co.	7.125%	3/15/19	550	683
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	625	591
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	76
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	76
Northeast Utilities	1.450%	5/1/18	100	98
Northern States Power Co.	1.950%	8/15/15	25	26
Northern States Power Co.	5.250%	3/1/18	175	201
Northern States Power Co.	6.250%	6/1/36	50	61
Northern States Power Co.	6.200%	7/1/37	50	61
Northern States Power Co.	5.350%	11/1/39	175	196
NSTAR Electric Co.	5.625%	11/15/17	150	172
NSTAR Electric Co.	2.375%	10/15/22	150	139
NSTAR Electric Co.	5.500%	3/15/40	75	83
NSTAR LLC	4.500%	11/15/19	25	28
Oglethorpe Power Corp.	5.950%	11/1/39	50	56
Oglethorpe Power Corp.	5.375%	11/1/40	125	130
Ohio Power Co.	6.000%	6/1/16	75	84
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	116
Oklahoma Gas & Electric Co.	3.900%	5/1/43	50	44
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	134
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	179
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	159
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	298
Pacific Gas & Electric Co.	5.625%	11/30/17	150	172
Pacific Gas & Electric Co.	8.250%	10/15/18	200	256
Pacific Gas & Electric Co.	3.250%	6/15/23	300	286
Pacific Gas & Electric Co.	6.050%	3/1/34	625	694
Pacific Gas & Electric Co.	6.350%	2/15/38	100	115
Pacific Gas & Electric Co.	5.400%	1/15/40	250	257
Pacific Gas & Electric Co.	4.450%	4/15/42	225	204
Pacific Gas & Electric Co.	4.600%	6/15/43	375	350
PacifiCorp	7.700%	11/15/31	600	813
PacifiCorp	5.250%	6/15/35	100	106
PacifiCorp	4.100%	2/1/42	75	69
Peco Energy Co.	5.350%	3/1/18	50	58
Peco Energy Co.	2.375%	9/15/22	75	70

Pennsylvania Electric Co.	6.050%	9/1/17	75	85
Pepco Holdings Inc.	2.700%	10/1/15	175	180
Potomac Electric Power Co.	6.500%	11/15/37	100	127
PPL Capital Funding Inc.	1.900%	6/1/18	50	49
PPL Capital Funding Inc.	3.400%	6/1/23	100	93
PPL Capital Funding Inc.	4.700%	6/1/43	25	22
PPL Electric Utilities Corp.	3.000%	9/15/21	125	124
PPL Energy Supply LLC	6.200%	5/15/16	23	25
PPL Energy Supply LLC	6.500%	5/1/18	50	56
PPL Energy Supply LLC	4.600%	12/15/21	125	124
Progress Energy Inc.	6.050%	3/15/14	50	51
Progress Energy Inc.	3.150%	4/1/22	25	24
Progress Energy Inc.	7.000%	10/30/31	119	143
Progress Energy Inc.	6.000%	12/1/39	25	28
PSEG Power LLC	8.625%	4/15/31	381	522
Public Service Co. of Colorado	5.125%	6/1/19	275	317
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	6.250%	9/1/37	25	31
Public Service Co. of Colorado	4.750%	8/15/41	75	77
Public Service Co. of Colorado	3.600%	9/15/42	175	148
Public Service Co. of Oklahoma	6.625%	11/15/37	200	232
Public Service Electric & Gas Co.	5.300%	5/1/18	75	86
Public Service Electric & Gas Co.	2.300%	9/15/18	125	127
Public Service Electric & Gas Co.	2.375%	5/15/23	425	391
Public Service Electric & Gas Co.	5.800%	5/1/37	75	88
Puget Sound Energy Inc.	5.483%	6/1/35	25	28
Puget Sound Energy Inc.	6.274%	3/15/37	125	151
Puget Sound Energy Inc.	5.757%	10/1/39	75	86
Puget Sound Energy Inc.	5.764%	7/15/40	100	116
Puget Sound Energy Inc.	4.434%	11/15/41	150	145
San Diego Gas & Electric Co.	3.600%	9/1/23	150	153
San Diego Gas & Electric Co.	5.350%	5/15/35	25	28
San Diego Gas & Electric Co.	4.500%	8/15/40	150	150
San Diego Gas & Electric Co.	3.950%	11/15/41	175	162
SCANA Corp.	4.750%	5/15/21	125	127
SCANA Corp.	4.125%	2/1/22	200	195
Sierra Pacific Power Co.	6.000%	5/15/16	100	113
Sierra Pacific Power Co.	3.375%	8/15/23	50	50
Sierra Pacific Power Co.	6.750%	7/1/37	150	188
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	29
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	110
South Carolina Electric & Gas Co.	4.350%	2/1/42	125	118
South Carolina Electric & Gas Co.	4.600%	6/15/43	100	98
Southern California Edison Co.	4.650%	4/1/15	100	106
Southern California Edison Co.	5.000%	1/15/16	25	27
Southern California Edison Co.	3.875%	6/1/21	275	291
Southern California Edison Co.	3.500%	10/1/23	175	175
Southern California Edison Co.	6.650%	4/1/29	75	91
Southern California Edison Co.	6.000%	1/15/34	50	60
Southern California Edison Co.	5.750%	4/1/35	75	87
Southern California Edison Co.	5.350%	7/15/35	100	111
Southern California Edison Co.	5.625%	2/1/36	125	142
Southern California Edison Co.	5.950%	2/1/38	200	235
Southern California Edison Co.	4.500%	9/1/40	75	73
Southern California Edison Co.	4.650%	10/1/43	175	173
Southern Co.	2.375%	9/15/15	150	155
Southern Power Co.	4.875%	7/15/15	200	214

Southern Power Co.	5.150%	9/15/41	100	99
Southwestern Electric Power Co.	6.450%	1/15/19	100	116
Southwestern Electric Power Co.	3.550%	2/15/22	25	24
Southwestern Electric Power Co.	6.200%	3/15/40	50	56
Southwestern Public Service Co.	4.500%	8/15/41	100	97
Tampa Electric Co.	6.100%	5/15/18	100	119
Tampa Electric Co.	2.600%	9/15/22	75	71
Tampa Electric Co.	6.550%	5/15/36	100	123
Tampa Electric Co.	4.100%	6/15/42	50	45
TECO Finance Inc.	4.000%	3/15/16	50	53
TECO Finance Inc.	5.150%	3/15/20	50	55
Toledo Edison Co.	6.150%	5/15/37	100	108
TransAlta Corp.	6.650%	5/15/18	250	285
Tucson Electric Power Co.	5.150%	11/15/21	50	54
UIL Holdings Corp.	4.625%	10/1/20	75	77
Union Electric Co.	8.450%	3/15/39	150	223
Virginia Electric & Power Co.	6.000%	1/15/36	125	149
Virginia Electric & Power Co.	6.000%	5/15/37	100	118
Virginia Electric & Power Co.	6.350%	11/30/37	50	61
Virginia Electric & Power Co.	4.000%	1/15/43	250	224
Virginia Electric & Power Co.	4.650%	8/15/43	125	124
Westar Energy Inc.	4.125%	3/1/42	200	185
Westar Energy Inc.	4.100%	4/1/43	50	46
Westar Energy Inc.	4.625%	9/1/43	25	25
Western Massachusetts Electric Co.	3.500%	9/15/21	75	76
4 Wisconsin Energy Corp.	6.250%	5/15/67	425	433
Wisconsin Power & Light Co.	5.000%	7/15/19	50	57
Wisconsin Power & Light Co.	2.250%	11/15/22	75	69
Wisconsin Power & Light Co.	6.375%	8/15/37	100	122
Xcel Energy Inc.	5.613%	4/1/17	78	87
Xcel Energy Inc.	4.700%	5/15/20	100	110
Xcel Energy Inc.	6.500%	7/1/36	100	121

Natural Gas (0.9%)
AGL Capital Corp.	3.500%	9/15/21	325	329
AGL Capital Corp.	5.875%	3/15/41	75	84
AGL Capital Corp.	4.400%	6/1/43	50	46
Atmos Energy Corp.	4.950%	10/15/14	50	52
Atmos Energy Corp.	8.500%	3/15/19	75	97
Atmos Energy Corp.	5.500%	6/15/41	300	325
Boardwalk Pipelines LP	5.500%	2/1/17	100	110
Boardwalk Pipelines LP	3.375%	2/1/23	100	92
British Transco Finance Inc.	6.625%	6/1/18	50	59
Buckeye Partners LP	4.150%	7/1/23	75	73
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	84
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	54
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	289
DCP Midstream Operating LP	3.250%	10/1/15	100	103
DCP Midstream Operating LP	2.500%	12/1/17	75	74
DCP Midstream Operating LP	3.875%	3/15/23	75	68
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	675	586
Enbridge Energy Partners LP	6.500%	4/15/18	75	87
Enbridge Energy Partners LP	9.875%	3/1/19	125	164
Enbridge Energy Partners LP	7.500%	4/15/38	150	175
Energy Transfer Partners LP	5.950%	2/1/15	75	80
Energy Transfer Partners LP	6.125%	2/15/17	50	57
Energy Transfer Partners LP	9.000%	4/15/19	229	290

Energy Transfer Partners LP	4.150%	10/1/20	425	437
Energy Transfer Partners LP	4.650%	6/1/21	100	103
Energy Transfer Partners LP	5.200%	2/1/22	300	317
Energy Transfer Partners LP	6.625%	10/15/36	150	159
Energy Transfer Partners LP	6.050%	6/1/41	100	100
Energy Transfer Partners LP	6.500%	2/1/42	475	502
7 Enron Corp.	9.125%	4/1/03	500	—
7 Enron Corp.	7.125%	5/15/07	150	—
7 Enron Corp.	6.875%	10/15/07	500	—
Enterprise Products Operating LLC	5.600%	10/15/14	275	289
Enterprise Products Operating LLC	6.300%	9/15/17	125	145
Enterprise Products Operating LLC	6.650%	4/15/18	75	89
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	3.350%	3/15/23	200	189
Enterprise Products Operating LLC	6.875%	3/1/33	175	208
Enterprise Products Operating LLC	7.550%	4/15/38	250	319
Enterprise Products Operating LLC	5.950%	2/1/41	650	700
Enterprise Products Operating LLC	4.450%	2/15/43	50	44
Enterprise Products Operating LLC	4.850%	3/15/44	200	186
4 Enterprise Products Operating LLC	8.375%	8/1/66	100	110
4 Enterprise Products Operating LLC	7.034%	1/15/68	225	250
7 Internorth Inc.	9.625%	3/15/06	500	—
KeySpan Corp.	8.000%	11/15/30	75	98
Kinder Morgan Energy Partners LP	3.500%	3/1/16	325	342
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	344
Kinder Morgan Energy Partners LP	9.000%	2/1/19	350	449
Kinder Morgan Energy Partners LP	6.850%	2/15/20	325	381
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	23
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	116
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	318
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	50
Kinder Morgan Energy Partners LP	6.500%	2/1/37	425	457
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/39	250	269
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	270
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	68
Magellan Midstream Partners LP	5.650%	10/15/16	75	85
Magellan Midstream Partners LP	6.550%	7/15/19	75	89
Magellan Midstream Partners LP	4.250%	2/1/21	225	235
National Fuel Gas Co.	3.750%	3/1/23	275	267
National Grid plc	6.300%	8/1/16	325	369
Nisource Finance Corp.	5.250%	9/15/17	150	168
Nisource Finance Corp.	6.400%	3/15/18	75	87
Nisource Finance Corp.	4.450%	12/1/21	100	103
Nisource Finance Corp.	6.125%	3/1/22	75	84
Nisource Finance Corp.	6.250%	12/15/40	150	161
Nisource Finance Corp.	5.800%	2/1/42	150	152
Nisource Finance Corp.	4.800%	2/15/44	125	111
ONEOK Inc.	5.200%	6/15/15	75	80
ONEOK Inc.	4.250%	2/1/22	50	47
ONEOK Inc.	6.000%	6/15/35	125	114
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	6.150%	10/1/16	150	170
ONEOK Partners LP	2.000%	10/1/17	175	173
ONEOK Partners LP	8.625%	3/1/19	225	284
ONEOK Partners LP	3.375%	10/1/22	100	92
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	288

Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	50
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	30
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	96
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	600
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.150%	6/15/18	548	641
Sempra Energy	2.875%	10/1/22	100	93
Sempra Energy	6.000%	10/15/39	300	327
Southern California Gas Co.	3.750%	9/15/42	25	22
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	228
Spectra Energy Capital LLC	6.200%	4/15/18	300	344
Spectra Energy Capital LLC	6.750%	2/15/32	50	54
Spectra Energy Partners LP	2.950%	9/25/18	25	25
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	275	255
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	156
Texas Gas Transmission LLC	4.600%	6/1/15	100	105
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	180
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	183
TransCanada PipeLines Ltd.	2.500%	8/1/22	275	253
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	163
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	332
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	548
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	288
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	250	294
Western Gas Partners LP	5.375%	6/1/21	300	321
Williams Cos. Inc.	7.500%	1/15/31	116	128
Williams Cos. Inc.	7.750%	6/15/31	185	210
Williams Partners LP	5.250%	3/15/20	475	514
Williams Partners LP	4.125%	11/15/20	275	278
Williams Partners LP	6.300%	4/15/40	100	106

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	200	231
American Water Capital Corp.	6.593%	10/15/37	150	182
United Utilities plc	5.375%	2/1/19	325	351
Veolia Environnement SA	6.000%	6/1/18	400	461

				62,981
Total Corporate Bonds (Cost $533,867)				556,990
Sovereign Bonds (U.S. Dollar-Denominated) (5.5%)
African Development Bank	1.250%	9/2/16	50	51
African Development Bank	1.125%	3/15/17	300	302
African Development Bank	0.875%	3/15/18	150	147
African Development Bank	1.625%	10/2/18	500	501
Asian Development Bank	0.875%	6/10/14	100	100
Asian Development Bank	4.250%	10/20/14	275	287
Asian Development Bank	2.625%	2/9/15	275	284
Asian Development Bank	0.500%	8/17/15	350	351
Asian Development Bank	2.500%	3/15/16	325	340
Asian Development Bank	1.125%	3/15/17	600	604
Asian Development Bank	5.593%	7/16/18	275	325
Asian Development Bank	1.750%	9/11/18	225	227
Asian Development Bank	1.875%	10/23/18	950	964

Asian Development Bank	1.750%	3/21/19	25	25
Banco do Brasil SA	3.875%	1/23/17	75	76
Canada	0.875%	2/14/17	950	954
China Development Bank Corp.	4.750%	10/8/14	100	104
China Development Bank Corp.	5.000%	10/15/15	100	107
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	135
Corporacion Andina de Fomento	8.125%	6/4/19	300	361
Corporacion Andina de Fomento	4.375%	6/15/22	582	581
Corporacion Andina de Fomento	5.125%	5/5/15	50	52
Corporacion Andina de Fomento	3.750%	1/15/16	225	235
6 Corporación Nacional del Cobre de Chile	3.000%	7/17/22	250	228
Council Of Europe Development Bank	2.750%	2/10/15	150	155
Council Of Europe Development Bank	2.625%	2/16/16	150	157
Council Of Europe Development Bank	1.500%	2/22/17	300	304
Council Of Europe Development Bank	1.500%	6/19/17	50	51
Council Of Europe Development Bank	1.000%	3/7/18	275	267
Council Of Europe Development Bank	1.125%	5/31/18	200	195
8 Development Bank of Japan Inc.	4.250%	6/9/15	250	266
Ecopetrol SA	4.250%	9/18/18	100	104
Ecopetrol SA	5.875%	9/18/23	225	235
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	545
European Bank for Reconstruction &
Development	1.625%	9/3/15	125	128
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	184
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	102
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	689
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	146
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	199
European Bank for Reconstruction &
Development	1.500%	3/16/20	150	145
European Investment Bank	1.125%	8/15/14	1,200	1,210
European Investment Bank	0.875%	12/15/14	200	202
European Investment Bank	2.875%	1/15/15	200	207
European Investment Bank	2.750%	3/23/15	450	466
European Investment Bank	1.125%	4/15/15	700	708
European Investment Bank	1.000%	7/15/15	135	136
European Investment Bank	1.625%	9/1/15	650	665
European Investment Bank	1.375%	10/20/15	475	484
European Investment Bank	4.875%	2/16/16	650	716
European Investment Bank	0.625%	4/15/16	600	600
European Investment Bank	2.500%	5/16/16	725	759
European Investment Bank	2.125%	7/15/16	500	519
European Investment Bank	0.500%	8/15/16	575	570
European Investment Bank	5.125%	9/13/16	1,250	1,407
European Investment Bank	1.250%	10/14/16	1,125	1,139
European Investment Bank	1.125%	12/15/16	200	201
European Investment Bank	4.875%	1/17/17	150	169
European Investment Bank	1.750%	3/15/17	775	793
European Investment Bank	5.125%	5/30/17	675	772
European Investment Bank	1.125%	9/15/17	400	398
European Investment Bank	1.000%	12/15/17	250	246

European Investment Bank	1.000%	3/15/18	200	195
European Investment Bank	1.000%	6/15/18	150	146
European Investment Bank	2.875%	9/15/20	100	102
European Investment Bank	4.000%	2/16/21	1,225	1,337
Export Development Canada	2.250%	5/28/15	75	77
Export Development Canada	0.500%	9/15/15	275	276
Export Development Canada	1.250%	10/26/16	100	102
Export Development Canada	0.750%	12/15/17	575	563
Export-Import Bank of Korea	5.875%	1/14/15	150	159
Export-Import Bank of Korea	4.000%	1/11/17	325	347
Export-Import Bank of Korea	1.750%	2/27/18	925	900
Export-Import Bank of Korea	2.875%	9/17/18	200	203
Export-Import Bank of Korea	4.375%	9/15/21	75	79
Export-Import Bank of Korea	5.000%	4/11/22	275	302
Federative Republic of Brazil	7.875%	3/7/15	175	190
Federative Republic of Brazil	6.000%	1/17/17	375	419
4 Federative Republic of Brazil	8.000%	1/15/18	450	503
Federative Republic of Brazil	5.875%	1/15/19	400	452
Federative Republic of Brazil	8.875%	10/14/19	300	387
Federative Republic of Brazil	4.875%	1/22/21	750	804
Federative Republic of Brazil	2.625%	1/5/23	350	305
Federative Republic of Brazil	8.875%	4/15/24	125	170
Federative Republic of Brazil	8.750%	2/4/25	300	408
Federative Republic of Brazil	10.125%	5/15/27	325	494
Federative Republic of Brazil	8.250%	1/20/34	400	519
Federative Republic of Brazil	7.125%	1/20/37	325	382
4 Federative Republic of Brazil	11.000%	8/17/40	200	233
Federative Republic of Brazil	5.625%	1/7/41	500	496
FMS Wertmanagement AoeR	0.625%	4/18/16	100	100
FMS Wertmanagement AoeR	1.125%	10/14/16	300	302
FMS Wertmanagement AoeR	1.000%	11/21/17	200	198
Hydro-Quebec	8.400%	1/15/22	775	1,040
Hydro-Quebec	8.050%	7/7/24	200	271
Inter-American Development Bank	2.250%	7/15/15	200	207
Inter-American Development Bank	0.500%	8/17/15	75	75
Inter-American Development Bank	1.375%	10/18/16	200	204
Inter-American Development Bank	0.875%	11/15/16	275	275
Inter-American Development Bank	2.375%	8/15/17	100	105
Inter-American Development Bank	0.875%	3/15/18	150	147
Inter-American Development Bank	1.750%	8/24/18	275	278
Inter-American Development Bank	4.250%	9/10/18	1,050	1,186
Inter-American Development Bank	1.125%	9/12/19	100	96
Inter-American Development Bank	3.875%	9/17/19	1,550	1,722
Inter-American Development Bank	3.875%	2/14/20	50	55
Inter-American Development Bank	7.000%	6/15/25	100	134
International Bank for Reconstruction &
Development	2.375%	5/26/15	1,575	1,627
International Bank for Reconstruction &
Development	2.125%	3/15/16	650	675
International Bank for Reconstruction &
Development	5.000%	4/1/16	400	444
International Bank for Reconstruction &
Development	1.000%	9/15/16	450	454
International Bank for Reconstruction &
Development	0.875%	4/17/17	1,450	1,448
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	667

International Finance Corp.	2.750%	4/20/15	175	182
International Finance Corp.	2.250%	4/11/16	200	208
International Finance Corp.	1.125%	11/23/16	750	759
International Finance Corp.	2.125%	11/17/17	450	465
International Finance Corp.	0.625%	12/21/17	250	243
International Finance Corp.	0.875%	6/15/18	300	293
International Finance Corp.	1.750%	9/4/18	350	353
8 Japan Bank for International Cooperation	2.875%	2/2/15	325	335
8 Japan Bank for International Cooperation	1.875%	9/24/15	25	26
8 Japan Bank for International Cooperation	2.500%	1/21/16	200	208
8 Japan Bank for International Cooperation	2.500%	5/18/16	100	104
8 Japan Bank for International Cooperation	2.250%	7/13/16	275	286
8 Japan Bank for International Cooperation	1.125%	7/19/17	950	947
8 Japan Bank for International Cooperation	1.750%	7/31/18	150	150
8 Japan Bank for International Cooperation	3.375%	7/31/23	100	100
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	100	106
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	100	114
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	300	327
9 KFW	4.125%	10/15/14	575	597
9 KFW	2.750%	10/21/14	225	230
9 KFW	1.000%	1/12/15	1,100	1,107
9 KFW	2.625%	3/3/15	775	800
9 KFW	0.625%	4/24/15	825	828
9 KFW	1.250%	10/26/15	200	203
9 KFW	5.125%	3/14/16	1,450	1,607
9 KFW	0.500%	4/19/16	350	348
9 KFW	2.000%	6/1/16	825	853
9 KFW	1.250%	10/5/16	225	229
9 KFW	1.250%	2/15/17	1,700	1,714
9 KFW	0.875%	9/5/17	250	246
9 KFW	4.375%	3/15/18	250	282
9 KFW	4.875%	6/17/19	1,350	1,570
9 KFW	4.000%	1/27/20	50	56
9 KFW	2.750%	9/8/20	2,025	2,085
9 KFW	2.750%	10/1/20	200	204
9 KFW	2.000%	10/4/22	650	605
9 KFW	2.125%	1/17/23	1,025	960
9 KFW	0.000%	4/18/36	400	159
Korea Development Bank	4.375%	8/10/15	750	793
Korea Development Bank	1.500%	1/22/18	250	241
Korea Finance Corp.	3.250%	9/20/16	250	260
Korea Finance Corp.	2.250%	8/7/17	25	25
Korea Finance Corp.	4.625%	11/16/21	150	158
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	392
9 Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	300
9 Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	104
9 Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	713
9 Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	98
9 Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	151
9 Landwirtschaftliche Rentenbank	1.375%	10/23/19	250	242
Nexen Energy ULC	7.875%	3/15/32	50	62
Nexen Energy ULC	6.400%	5/15/37	450	495
Nexen Energy ULC	7.500%	7/30/39	200	246
Nordic Investment Bank	2.625%	10/6/14	225	231
Nordic Investment Bank	2.500%	7/15/15	225	233
Nordic Investment Bank	2.250%	3/15/16	300	312
Nordic Investment Bank	0.500%	4/14/16	125	124

	Nordic Investment Bank	0.750%	1/17/18	350	343
	North American Development Bank	4.375%	2/11/20	100	106
	North American Development Bank	2.400%	10/26/22	150	138
[10] Oesterreichische Kontrollbank AG		1.750%	10/5/15	500	512
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	600	682
4	Oriental Republic of Uruguay	4.500%	8/14/24	300	306
4	Oriental Republic of Uruguay	4.125%	11/20/45	800	630
	Pemex Project Funding Master Trust	5.750%	3/1/18	625	695
	Pemex Project Funding Master Trust	6.625%	6/15/35	625	663
	Pemex Project Funding Master Trust	6.625%	6/15/38	150	158
	People's Republic of China	4.750%	10/29/13	50	50
	Petrobras Global Finance BV	5.625%	5/20/43	100	83
	Petrobras International Finance Co.	7.750%	9/15/14	75	80
	Petrobras International Finance Co.	3.875%	1/27/16	325	335
	Petrobras International Finance Co.	6.125%	10/6/16	350	383
	Petrobras International Finance Co.	3.500%	2/6/17	75	76
	Petrobras International Finance Co.	5.875%	3/1/18	675	726
	Petrobras International Finance Co.	8.375%	12/10/18	300	356
	Petrobras International Finance Co.	7.875%	3/15/19	450	518
	Petrobras International Finance Co.	5.750%	1/20/20	225	234
	Petrobras International Finance Co.	5.375%	1/27/21	375	376
	Petrobras International Finance Co.	6.875%	1/20/40	225	221
	Petrobras International Finance Co.	6.750%	1/27/41	900	868
	Petroleos Mexicanos	4.875%	3/15/15	375	394
	Petroleos Mexicanos	8.000%	5/3/19	200	243
	Petroleos Mexicanos	6.000%	3/5/20	400	444
	Petroleos Mexicanos	5.500%	1/21/21	150	161
	Petroleos Mexicanos	4.875%	1/24/22	500	511
	Petroleos Mexicanos	6.500%	6/2/41	400	415
	Petroleos Mexicanos	5.500%	6/27/44	625	565
	Province of British Columbia	2.850%	6/15/15	400	417
	Province of British Columbia	2.100%	5/18/16	500	519
	Province of British Columbia	1.200%	4/25/17	100	101
	Province of British Columbia	2.000%	10/23/22	200	184
	Province of Manitoba	1.300%	4/3/17	75	76
	Province of Manitoba	1.125%	6/1/18	150	147
	Province of Manitoba	2.100%	9/6/22	150	139
	Province of Manitoba Canada	2.625%	7/15/15	250	259
	Province of Manitoba Canada	1.750%	5/30/19	175	173
	Province of New Brunswick	2.750%	6/15/18	350	368
	Province of Nova Scotia	2.375%	7/21/15	200	207
	Province of Ontario	2.950%	2/5/15	100	103
	Province of Ontario	0.950%	5/26/15	775	781
	Province of Ontario	2.700%	6/16/15	575	597
	Province of Ontario	1.875%	9/15/15	200	205
	Province of Ontario	4.750%	1/19/16	100	109
	Province of Ontario	5.450%	4/27/16	500	559
	Province of Ontario	2.300%	5/10/16	300	311
	Province of Ontario	1.600%	9/21/16	450	458
	Province of Ontario	1.100%	10/25/17	250	247
	Province of Ontario	3.150%	12/15/17	225	241
	Province of Ontario	3.000%	7/16/18	225	238
	Province of Ontario	2.000%	9/27/18	200	201
	Province of Ontario	1.650%	9/27/19	225	217
	Province of Ontario	4.000%	10/7/19	575	628
	Province of Ontario	4.400%	4/14/20	500	555
	Province of Ontario	2.450%	6/29/22	150	141

Quebec	5.125%	11/14/16	325	366
Quebec	4.625%	5/14/18	575	652
Quebec	3.500%	7/29/20	350	367
Quebec	2.750%	8/25/21	325	318
Quebec	2.625%	2/13/23	400	373
Quebec	7.500%	9/15/29	325	440
Region of Lombardy Italy	5.804%	10/25/32	200	185
Republic of Chile	3.875%	8/5/20	200	208
Republic of Chile	2.250%	10/30/22	175	156
Republic of Chile	3.625%	10/30/42	75	61
Republic of Colombia	8.250%	12/22/14	100	109
Republic of Colombia	7.375%	1/27/17	325	378
Republic of Colombia	7.375%	3/18/19	400	484
Republic of Colombia	4.375%	7/12/21	450	464
Republic of Colombia	8.125%	5/21/24	500	645
Republic of Colombia	7.375%	9/18/37	100	125
Republic of Colombia	6.125%	1/18/41	575	626
Republic of Italy	4.500%	1/21/15	450	469
Republic of Italy	3.125%	1/26/15	425	436
Republic of Italy	4.750%	1/25/16	750	800
Republic of Italy	5.250%	9/20/16	1,050	1,137
Republic of Italy	5.375%	6/12/17	500	545
Republic of Italy	5.375%	6/15/33	175	177
Republic of Korea	7.125%	4/16/19	225	278
Republic of Korea	3.875%	9/11/23	500	507
Republic of Korea	5.625%	11/3/25	100	114
Republic of Panama	5.200%	1/30/20	100	109
Republic of Panama	7.125%	1/29/26	600	728
4 Republic of Panama	6.700%	1/26/36	292	332
4 Republic of Panama	4.300%	4/29/53	200	157
Republic of Peru	7.125%	3/30/19	350	420
Republic of Peru	7.350%	7/21/25	400	505
Republic of Peru	8.750%	11/21/33	142	202
4 Republic of Peru	6.550%	3/14/37	525	612
Republic of Peru	5.625%	11/18/50	300	306
Republic of Philippines	6.500%	1/20/20	100	118
4 Republic of Philippines	7.500%	9/25/24	425	525
Republic of Philippines	9.500%	10/21/24	150	211
Republic of Philippines	10.625%	3/16/25	100	152
Republic of Philippines	5.500%	3/30/26	225	251
Republic of Philippines	9.500%	2/2/30	325	482
Republic of Philippines	7.750%	1/14/31	400	520
Republic of Philippines	6.375%	1/15/32	200	235
Republic of Philippines	6.375%	10/23/34	550	648
Republic of Philippines	4.000%	1/15/21	350	362
Republic of Poland	3.875%	7/16/15	400	420
Republic of Poland	6.375%	7/15/19	961	1,121
Republic of Poland	5.125%	4/21/21	250	272
Republic of Poland	5.000%	3/23/22	425	457
Republic of Poland	3.000%	3/17/23	125	115
Republic of South Africa	6.875%	5/27/19	250	286
Republic of South Africa	5.500%	3/9/20	500	535
Republic of South Africa	4.665%	1/17/24	225	218
Republic of South Africa	6.250%	3/8/41	300	315
Republic of Turkey	7.000%	9/26/16	725	802
Republic of Turkey	7.500%	7/14/17	525	595
Republic of Turkey	6.750%	4/3/18	450	499

Republic of Turkey	7.000%	3/11/19	425	477
Republic of Turkey	7.000%	6/5/20	525	592
Republic of Turkey	5.625%	3/30/21	100	104
Republic of Turkey	5.125%	3/25/22	425	424
Republic of Turkey	6.250%	9/26/22	400	428
Republic of Turkey	7.375%	2/5/25	650	735
Republic of Turkey	11.875%	1/15/30	400	634
Republic of Turkey	8.000%	2/14/34	50	59
Republic of Turkey	6.875%	3/17/36	600	638
Republic of Turkey	6.750%	5/30/40	500	524
State of Israel	5.500%	11/9/16	175	197
State of Israel	5.125%	3/26/19	550	630
State of Israel	3.150%	6/30/23	400	382
State of Israel	4.500%	1/30/43	200	179
Statoil ASA	1.800%	11/23/16	125	128
Statoil ASA	3.125%	8/17/17	400	425
Statoil ASA	1.200%	1/17/18	125	123
Statoil ASA	5.250%	4/15/19	25	29
Statoil ASA	3.150%	1/23/22	150	148
Statoil ASA	2.450%	1/17/23	150	138
Statoil ASA	2.650%	1/15/24	100	92
Statoil ASA	7.250%	9/23/27	400	520
Statoil ASA	5.100%	8/17/40	125	132
Statoil ASA	4.250%	11/23/41	175	162
Statoil ASA	3.950%	5/15/43	125	111
Svensk Exportkredit AB	0.625%	9/4/15	400	400
Svensk Exportkredit AB	0.625%	5/31/16	50	50
Svensk Exportkredit AB	2.125%	7/13/16	125	129
Svensk Exportkredit AB	5.125%	3/1/17	350	398
Svensk Exportkredit AB	1.750%	5/30/17	200	204
United Mexican States	11.375%	9/15/16	100	129
United Mexican States	5.625%	1/15/17	244	272
United Mexican States	5.950%	3/19/19	250	289
United Mexican States	3.625%	3/15/22	550	546
United Mexican States	4.000%	10/2/23	1,466	1,471
United Mexican States	8.300%	8/15/31	250	343
United Mexican States	6.750%	9/27/34	733	869
United Mexican States	6.050%	1/11/40	775	847
United Mexican States	4.750%	3/8/44	827	748
United Mexican States	5.750%	10/12/10	192	180
Total Sovereign Bonds (Cost $125,997)				128,178
Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	152
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	52
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	60
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	162
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	59
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	123
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	181

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	307
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	109
California GO	3.950%	11/1/15	150	160
California GO	5.750%	3/1/17	100	113
California GO	6.200%	10/1/19	275	321
California GO	5.700%	11/1/21	250	290
California GO	7.500%	4/1/34	600	761
California GO	7.300%	10/1/39	75	95
California GO	7.350%	11/1/39	575	727
California GO	7.625%	3/1/40	605	791
California GO	7.600%	11/1/40	200	262
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	54
Chicago IL Board of Education GO	6.319%	11/1/29	50	51
Chicago IL Board of Education GO	6.138%	12/1/39	50	43
Chicago IL GO	7.781%	1/1/35	50	55
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	109
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	57
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	157
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	140
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	58
Chicago IL Water Revenue	6.742%	11/1/40	75	84
Clark County NV Airport Revenue	6.881%	7/1/42	100	108
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	163
Connecticut GO	5.090%	10/1/30	175	178
Connecticut GO	5.850%	3/15/32	200	223
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	54
Cook County IL GO	6.229%	11/15/34	50	49
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	56
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	51
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	116
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	51
Dallas TX Independent School District GO	6.450%	2/15/35	100	113
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	50	59
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	53
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	56
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	56
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	98
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	122
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	250	234
George Washington University District of
Columbia GO	3.485%	9/15/22	200	197

Georgia GO	4.503%	11/1/25	150	162
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	207
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	153
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	75
Harvard University Massachusetts GO	4.875%	10/15/40	125	132
Illinois GO	4.511%	3/1/15	75	78
Illinois GO	5.365%	3/1/17	175	186
Illinois GO	5.877%	3/1/19	250	269
Illinois GO	4.950%	6/1/23	550	541
Illinois GO	5.100%	6/1/33	1,100	972
Illinois GO	6.725%	4/1/35	200	200
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	55
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	290
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	140
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	94
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	55
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	180
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	82
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	172
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	26
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	123
Los Angeles CA Unified School District GO	5.755%	7/1/29	500	554
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	138
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	61
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	83
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	118
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	60
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	56
Massachusetts GO	4.200%	12/1/21	125	135
Massachusetts GO	5.456%	12/1/39	150	162
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	85
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	57
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	79
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	56
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	55

Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	58
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	50	56
Mississippi GO	5.245%	11/1/34	50	53
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	54
[11] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	276
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	400	465
[12] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	105	109
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	390
New York City NY GO	6.246%	6/1/35	25	27
New York City NY GO	5.968%	3/1/36	100	112
New York City NY GO	5.985%	12/1/36	50	56
New York City NY GO	5.517%	10/1/37	50	53
New York City NY GO	6.271%	12/1/37	100	116
New York City NY GO	5.846%	6/1/40	50	57
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	56
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	58
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	58
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	107
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	199
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	184
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	57
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	110
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	82
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	328
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	53
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	140
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	107
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	108
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	81
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	164
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	53
New York University Hospitals Center
Revenue	4.428%	7/1/42	75	62

New York University Hospitals Center
Revenue	5.750%	7/1/43	100	103
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	121
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	102
Ohio State University General Receipts
Revenue	4.800%	6/1/11	100	87
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	76
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	63
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	50	58
Oregon GO	5.762%	6/1/23	200	235
Oregon GO	5.892%	6/1/27	75	90
[12] Oregon School Boards Association GO	4.759%	6/30/28	75	78
[13] Oregon School Boards Association GO	5.528%	6/30/28	50	55
Pennsylvania GO	4.650%	2/15/26	50	53
Pennsylvania GO	5.350%	5/1/30	200	214
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	52
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	52
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	53
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	87
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	250	272
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	464
Puerto Rico Government Development Bank
Revenue	3.670%	5/1/14	100	98
Puerto Rico Government Development Bank
Revenue	4.704%	5/1/16	100	83
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	115
Rutgers State University NJ Revenue	5.665%	5/1/40	50	54
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	52
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	147
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	57
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	141
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	75	71
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	58
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	56
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	123
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	218

South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	55
Texas Transportation Commission Revenue	5.028%	4/1/26	50	55
Texas Transportation Commission Revenue	5.178%	4/1/30	175	192
Texas Transportation Commission Revenue	4.631%	4/1/33	150	155
Texas Transportation Commission Revenue	4.681%	4/1/40	50	51
Tufts University Massachusetts GO	5.017%	4/15/12	200	190
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	118
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	59
University of California Revenue	6.270%	5/15/31	500	545
University of California Revenue	5.946%	5/15/45	175	193
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	52
University of Southern California Revenue	5.250%	10/1/11	100	112
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	50	55
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	25	27
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	106
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	76
Utah GO	4.554%	7/1/24	50	54
Utah GO	3.539%	7/1/25	50	50
Washington GO	5.090%	8/1/33	250	261
Washington GO	5.140%	8/1/40	150	157
[13] Wisconsin GO	5.700%	5/1/26	75	87
Total Taxable Municipal Bonds (Cost $21,873)				23,705
				Market
				Value
			Shares	($000)
Common Stock (0.0%)
Health Care (0.0%)
HealthSouth Corp. (Cost $0)			109	4

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
[14] Vanguard Market Liquidity Fund (Cost
$121,538)	0.112%		121,538,286	121,538

Total Investments (104.9%) (Cost $2,394,678)				2,454,695
Other Assets and Liabilities-Net (-4.9%)				(115,486)
Net Assets (100%)				2,339,209

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2013.

4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate value of these securities was $5,914,000, representing 0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment

Vanguard Total Bond Market Index Portfolio

Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,561,072	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	63,208	—
Corporate Bonds	—	556,990	—
Sovereign Bonds	—	128,178	—
Taxable Municipal Bonds	—	23,705	—
Common Stock	4	—	—
Temporary Cash Investments	121,538	—	—
Total	121,542	2,333,153	—

E. At September 30, 2013, the cost of investment securities for tax purposes was $2,394,678,000. Net unrealized appreciation of investment securities for tax purposes was $60,017,000, consisting of unrealized gains of $85,454,000 on securities that had risen in value since their purchase and $25,437,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (65.9%)
Consumer Discretionary (5.8%)
Comcast Corp. Class A	604,135	27,277
Time Warner Inc.	314,716	20,712
Lowe's Cos. Inc.	384,590	18,310
Ford Motor Co.	870,780	14,690
Walt Disney Co.	199,709	12,879
Target Corp.	144,860	9,268
Volkswagen AG Prior Pfd.	38,199	9,007
Starwood Hotels & Resorts Worldwide Inc.	21,000	1,395
		113,538
Consumer Staples (5.3%)
CVS Caremark Corp.	319,490	18,131
Procter & Gamble Co.	195,457	14,775
Philip Morris International Inc.	155,620	13,475
Unilever NV	270,480	10,202
Kraft Foods Group Inc.	178,160	9,343
Diageo plc	251,953	8,009
Archer-Daniels-Midland Co.	208,610	7,685
Walgreen Co.	138,210	7,436
PepsiCo Inc.	81,280	6,462
Wal-Mart Stores Inc.	50,200	3,713
Anheuser-Busch InBev NV ADR	29,100	2,887
Diageo plc ADR	7,700	978
		103,096
Energy (7.4%)
Exxon Mobil Corp.	383,455	32,992
Chevron Corp.	207,730	25,239
Anadarko Petroleum Corp.	216,580	20,140
BP plc ADR	413,750	17,390
BG Group plc	582,286	11,116
Suncor Energy Inc.	256,290	9,170
Occidental Petroleum Corp.	76,210	7,129
Phillips 66	116,722	6,749
Schlumberger Ltd.	60,700	5,363
Halliburton Co.	96,770	4,660
Baker Hughes Inc.	63,740	3,130
Petroleo Brasileiro SA ADR	83,300	1,290
		144,368
Financials (12.9%)
Wells Fargo & Co.	1,005,230	41,536
JPMorgan Chase & Co.	618,478	31,969
ACE Ltd.	251,630	23,543
Prudential Financial Inc.	281,210	21,929
PNC Financial Services Group Inc.	254,330	18,426
BlackRock Inc.	55,590	15,044
Citigroup Inc.	264,670	12,839
US Bancorp	259,250	9,483
Marsh & McLennan Cos. Inc.	198,270	8,635
Bank of America Corp.	602,730	8,318

Mitsubishi UFJ Financial Group Inc.	1,267,230	8,128
Standard Chartered plc	300,479	7,199
MetLife Inc.	151,230	7,100
UBS AG	319,061	6,547
HSBC Holdings plc ADR	117,820	6,393
American International Group Inc.	119,100	5,792
Morgan Stanley	194,570	5,244
State Street Corp.	63,480	4,174
Chubb Corp.	39,840	3,556
Hartford Financial Services Group Inc.	91,970	2,862
Aflac Inc.	38,251	2,371
		251,088
Health Care (11.6%)
Merck & Co. Inc.	712,369	33,916
Johnson & Johnson	278,990	24,186
Pfizer Inc.	769,496	22,092
Roche Holding AG	75,802	20,457
Eli Lilly & Co.	357,600	17,998
Cardinal Health Inc.	332,950	17,363
Medtronic Inc.	317,010	16,881
AstraZeneca plc ADR	304,970	15,837
UnitedHealth Group Inc.	188,520	13,500
Bristol-Myers Squibb Co.	243,660	11,276
Teva Pharmaceutical Industries Ltd. ADR	284,460	10,747
Zoetis Inc.	242,528	7,547
* Celgene Corp.	36,710	5,651
* Gilead Sciences Inc.	87,900	5,524
AmerisourceBergen Corp. Class A	55,700	3,403
		226,378
Industrials (9.0%)
General Electric Co.	785,220	18,759
United Parcel Service Inc. Class B	184,930	16,897
Siemens AG	126,158	15,215
Honeywell International Inc.	181,530	15,074
FedEx Corp.	130,550	14,897
Eaton Corp. plc	180,700	12,439
Raytheon Co.	152,570	11,759
Boeing Co.	97,080	11,407
United Technologies Corp.	104,400	11,256
Deere & Co.	129,200	10,516
Schneider Electric SA	118,610	10,037
CSX Corp.	344,330	8,863
Union Pacific Corp.	48,720	7,568
Emerson Electric Co.	87,730	5,676
General Dynamics Corp.	62,470	5,467
		175,830
Information Technology (9.0%)
Microsoft Corp.	892,160	29,718
International Business Machines Corp.	148,600	27,518
Texas Instruments Inc.	400,030	16,109
Intel Corp.	697,690	15,991
EMC Corp.	624,230	15,955
Cisco Systems Inc.	659,640	15,449
* eBay Inc.	231,020	12,888
Apple Inc.	26,880	12,815
Accenture plc Class A	169,900	12,511

	Oracle Corp.			313,950	10,414
	Automatic Data Processing Inc.			89,440	6,474
					175,842
Materials (1.1%)
	Dow Chemical Co.			475,770	18,269
	Goldcorp Inc.			152,780	3,974
					22,243
Telecommunication Services (1.5%)
	Verizon Communications Inc.			635,620	29,658

Utilities (2.3%)
	Dominion Resources Inc.			251,150	15,692
	NextEra Energy Inc.			195,250	15,651
	Exelon Corp.			274,000	8,121
	Duke Energy Corp.			50,926	3,401
	Edison International			41,030	1,890
					44,755
Total Common Stocks (Cost $926,341)					1,286,796
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.9%)
U.S. Government Securities (4.2%)
	United States Treasury Note/Bond	0.250%	10/31/14	1,200	1,201
	United States Treasury Note/Bond	0.250%	11/30/14	6,300	6,307
	United States Treasury Note/Bond	0.125%	12/31/14	7,300	7,297
	United States Treasury Note/Bond	0.250%	2/28/15	1,375	1,376
	United States Treasury Note/Bond	0.125%	4/30/15	21,625	21,588
	United States Treasury Note/Bond	0.250%	5/31/15	3,625	3,625
	United States Treasury Note/Bond	0.375%	6/30/15	3,650	3,656
	United States Treasury Note/Bond	1.500%	6/30/16	8,210	8,420
	United States Treasury Note/Bond	0.875%	1/31/17	534	535
	United States Treasury Note/Bond	0.750%	10/31/17	7,500	7,399
	United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,430
	United States Treasury Note/Bond	3.125%	2/15/43	1,687	1,511
	United States Treasury Note/Bond	2.875%	5/15/43	15,080	12,797
					81,142
Conventional Mortgage-Backed Securities (2.5%)
[1,2] Freddie Mac Gold Pool		4.000%	11/1/13–9/1/41	15	16
[1,2] Freddie Mac Gold Pool		4.500%	3/1/29–10/1/43	31,790	33,880
[1,2] Freddie Mac Gold Pool		5.000%	3/1/28–10/1/43	7,601	8,219
[1,2] Freddie Mac Gold Pool		5.500%	11/1/22–6/1/41	2,103	2,285
1	Ginnie Mae I Pool	4.000%	3/15/39–10/1/43	193	225
1	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		210	241
1	Ginnie Mae I Pool	8.000%	9/15/30–9/15/30	77	81
1	Ginnie Mae II Pool	4.500%	2/20/41–9/20/41	4,501	4,865
					49,812
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	240
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	491
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	142
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	2,817
					3,690
Total U.S. Government and Agency Obligations (Cost $134,874)					134,644

Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
1	Ally Master Owner Trust Series 2011-1	2.150%	1/15/16	1,151	1,156
1	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,695	2,663
1	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	120	121
[1,3] Avis Budget Rental Car Funding AESOP LLC
	2010-4A	2.090%	4/20/15	1,375	1,383
1	Banc of America Commercial Mortgage Trust
	2006-2	5.924%	5/10/45	300	329
1	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	250	271
1	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	105	115
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	465
1	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	329	359
[1,3] First Investors Auto Owner Trust 2013-2		1.230%	3/15/19	515	515
[1,4] Ford Credit Floorplan Master Owner Trust A		2.120%	2/15/16	520	523
[1,3] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	890	931
1	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	772	786
[1,3] Hertz Vehicle Financing LLC 2011-1A		2.200%	3/25/16	890	904
[1,3] HLSS Servicer Advance Receivables Backed
	Notes	1.495%	1/16/46	195	196
[1,3] HLSS Servicer Advance Receivables Backed
	Notes	2.289%	1/15/48	290	285
1	LB-UBS Commercial Mortgage Trust 2006-C4	6.055%	6/15/38	390	431
1	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	68	72
1	Santander Drive Auto Receivables Trust
	2011-1	2.350%	11/16/15	245	247
[1,3] Springleaf Mortgage Loan Trust 2013-1A		2.310%	6/25/58	220	211
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,969)					11,963
Corporate Bonds (21.5%)
Finance (8.1%)
	Banking (6.0%)
	American Express Centurion Bank	6.000%	9/13/17	500	580
	American Express Co.	1.550%	5/22/18	1,635	1,602
	American Express Credit Corp.	2.750%	9/15/15	100	104
	American Express Credit Corp.	2.375%	3/24/17	1,920	1,980
	American Express Credit Corp.	2.125%	7/27/18	1,235	1,242
	Bank of America Corp.	6.000%	9/1/17	1,010	1,147
	Bank of America Corp.	5.750%	12/1/17	500	563
	Bank of America Corp.	5.625%	7/1/20	85	95
	Bank of America Corp.	5.875%	1/5/21	3,000	3,401
	Bank of America Corp.	3.300%	1/11/23	120	112
	Bank of America Corp.	4.100%	7/24/23	150	149
	Bank of America Corp.	5.875%	2/7/42	260	286
	Bank of America NA	5.300%	3/15/17	2,000	2,205
	Bank of Montreal	1.300%	7/15/16	800	803
	Bank of Montreal	2.500%	1/11/17	2,030	2,099
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,418
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,178
	Barclays Bank plc	2.375%	1/13/14	2,100	2,111
	Barclays Bank plc	5.125%	1/8/20	400	446
	BB&T Corp.	4.900%	6/30/17	1,000	1,107

Bear Stearns Cos. LLC	6.400%	10/2/17	235	274
Bear Stearns Cos. LLC	7.250%	2/1/18	425	509
BNP Paribas SA	3.250%	3/3/23	305	286
BNY Mellon NA	4.750%	12/15/14	250	263
Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,446
Capital One Financial Corp.	2.150%	3/23/15	670	681
Capital One Financial Corp.	3.150%	7/15/16	300	314
Capital One Financial Corp.	4.750%	7/15/21	400	424
Citigroup Inc.	4.587%	12/15/15	570	610
Citigroup Inc.	3.953%	6/15/16	826	880
Citigroup Inc.	4.450%	1/10/17	1,305	1,413
Citigroup Inc.	6.125%	11/21/17	2,320	2,668
Citigroup Inc.	1.750%	5/1/18	500	484
Citigroup Inc.	6.125%	5/15/18	255	295
Citigroup Inc.	2.500%	9/26/18	500	497
Citigroup Inc.	5.375%	8/9/20	675	755
Citigroup Inc.	4.500%	1/14/22	800	836
Citigroup Inc.	6.625%	6/15/32	2,000	2,155
Citigroup Inc.	6.125%	8/25/36	1,000	1,008
Citigroup Inc.	8.125%	7/15/39	180	249
Citigroup Inc.	5.875%	1/30/42	35	39
3 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	1,300	1,337
3 Credit Agricole SA	3.500%	4/13/15	1,255	1,291
Credit Suisse	2.200%	1/14/14	1,220	1,226
Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,062
Goldman Sachs Group Inc.	5.350%	1/15/16	1,500	1,636
Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,107
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,500
Goldman Sachs Group Inc.	6.000%	6/15/20	150	170
Goldman Sachs Group Inc.	5.250%	7/27/21	865	935
Goldman Sachs Group Inc.	5.750%	1/24/22	360	400
Goldman Sachs Group Inc.	3.625%	1/22/23	1,930	1,843
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,013
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,414
Goldman Sachs Group Inc.	6.250%	2/1/41	670	751
3 HSBC Bank plc	2.000%	1/19/14	180	181
3 HSBC Bank plc	3.500%	6/28/15	500	523
3 HSBC Bank plc	4.750%	1/19/21	1,700	1,834
HSBC Bank USA NA	4.625%	4/1/14	1,290	1,316
HSBC Holdings plc	4.000%	3/30/22	1,595	1,630
HSBC Holdings plc	6.500%	5/2/36	1,000	1,139
HSBC Holdings plc	6.100%	1/14/42	375	445
HSBC USA Inc.	1.625%	1/16/18	1,005	985
3 ING Bank NV	2.000%	10/18/13	1,000	1,001
3 ING Bank NV	3.750%	3/7/17	600	626
JPMorgan Chase & Co.	5.125%	9/15/14	580	604
JPMorgan Chase & Co.	3.700%	1/20/15	500	518
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,723
JPMorgan Chase & Co.	6.300%	4/23/19	465	544
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,098
JPMorgan Chase & Co.	4.350%	8/15/21	1,012	1,051
JPMorgan Chase & Co.	4.500%	1/24/22	495	518
JPMorgan Chase & Co.	3.250%	9/23/22	970	913
JPMorgan Chase & Co.	3.375%	5/1/23	385	349
JPMorgan Chase & Co.	5.600%	7/15/41	2,400	2,583
JPMorgan Chase & Co.	5.400%	1/6/42	750	790

Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,197
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,473
Morgan Stanley	6.750%	10/15/13	1,000	1,002
Morgan Stanley	6.000%	5/13/14	373	384
Morgan Stanley	6.000%	4/28/15	1,000	1,073
Morgan Stanley	3.800%	4/29/16	255	268
Morgan Stanley	5.450%	1/9/17	1,000	1,098
Morgan Stanley	2.125%	4/25/18	1,000	974
Morgan Stanley	5.625%	9/23/19	200	224
Morgan Stanley	5.750%	1/25/21	1,740	1,937
Morgan Stanley	6.250%	8/9/26	3,000	3,358
National City Corp.	6.875%	5/15/19	1,000	1,188
3 Nordea Bank AB	2.125%	1/14/14	1,010	1,015
3 Nordea Bank AB	3.700%	11/13/14	570	589
Northern Trust Corp.	3.450%	11/4/20	255	263
PNC Bank NA	4.875%	9/21/17	1,500	1,670
1 PNC Financial Services Group Inc.	4.483%	5/29/49	912	907
3 Standard Chartered plc	3.850%	4/27/15	380	396
State Street Corp.	5.375%	4/30/17	2,775	3,132
3 Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,441
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,041
UBS AG	3.875%	1/15/15	582	606
UBS AG	5.875%	7/15/16	1,500	1,662
UBS AG	4.875%	8/4/20	300	335
US Bancorp	2.875%	11/20/14	800	823
US Bancorp	1.650%	5/15/17	600	602
US Bank NA/Cincinnati OH	6.300%	2/4/14	1,000	1,020
Wachovia Bank NA	6.600%	1/15/38	2,000	2,433
Wachovia Corp.	5.250%	8/1/14	1,160	1,204
Wachovia Corp.	7.500%	4/15/35	1,000	1,170
Wells Fargo & Co.	3.625%	4/15/15	925	966
Wells Fargo & Co.	5.625%	12/11/17	820	942
Wells Fargo & Co.	3.500%	3/8/22	840	841
Wells Fargo & Co.	3.450%	2/13/23	930	871

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	305	348

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	1,120	1,201
General Electric Capital Corp.	5.300%	2/11/21	795	865
General Electric Capital Corp.	3.150%	9/7/22	3,376	3,189
General Electric Capital Corp.	3.100%	1/9/23	455	426
General Electric Capital Corp.	6.750%	3/15/32	1,000	1,198
General Electric Capital Corp.	6.150%	8/7/37	1,755	1,994
General Electric Capital Corp.	5.875%	1/14/38	1,547	1,696
General Electric Capital Corp.	6.875%	1/10/39	600	735

Insurance (1.2%)
ACE INA Holdings Inc.	2.600%	11/23/15	600	623
ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,503
Aetna Inc.	1.750%	5/15/17	60	60
Aetna Inc.	6.500%	9/15/18	335	398
Allstate Corp.	5.000%	8/15/14	1,000	1,038
1 Allstate Corp.	6.125%	5/15/67	1,000	1,042
American International Group Inc.	4.125%	2/15/24	475	475
Loews Corp.	2.625%	5/15/23	565	515

[1,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,484
	MetLife Inc.	4.125%	8/13/42	145	129
3	Metropolitan Life Global Funding I	5.125%	6/10/14	1,000	1,030
3	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,453
3	Metropolitan Life Global Funding I	1.875%	6/22/18	950	939
3	New York Life Global Funding	1.650%	5/15/17	600	601
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,321
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,348
	Prudential Financial Inc.	3.000%	5/12/16	450	471
3	QBE Insurance Group Ltd.	2.400%	5/1/18	235	229
	UnitedHealth Group Inc.	6.000%	6/15/17	500	577
	UnitedHealth Group Inc.	6.000%	2/15/18	700	817
	UnitedHealth Group Inc.	3.875%	10/15/20	601	631
	UnitedHealth Group Inc.	2.875%	3/15/22	27	26
	UnitedHealth Group Inc.	2.875%	3/15/23	400	377
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,443
	WellPoint Inc.	2.300%	7/15/18	375	375
	WellPoint Inc.	3.125%	5/15/22	1,610	1,521
	WellPoint Inc.	3.300%	1/15/23	1,100	1,038

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	533
	Duke Realty LP	6.500%	1/15/18	225	259
	HCP Inc.	3.750%	2/1/16	210	221
	Realty Income Corp.	4.650%	8/1/23	640	651
	Simon Property Group LP	5.100%	6/15/15	1,000	1,074
	Simon Property Group LP	6.100%	5/1/16	1,800	2,003
3	WEA Finance LLC	7.125%	4/15/18	1,000	1,200
					158,932
Industrial (11.3%)
	Basic Industry (0.3%)
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,140	1,148
	EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,467
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,773
	Rio Tinto Finance USA plc	2.250%	12/14/18	685	676
	Rio Tinto Finance USA plc	3.500%	3/22/22	1,300	1,257

	Capital Goods (0.7%)
	Caterpillar Financial Services Corp.	2.625%	3/1/23	2,000	1,854
	Caterpillar Inc.	3.900%	5/27/21	1,170	1,225
	Caterpillar Inc.	2.600%	6/26/22	705	660
	General Dynamics Corp.	3.875%	7/15/21	355	369
	General Electric Co.	2.700%	10/9/22	610	577
	General Electric Co.	4.125%	10/9/42	320	293
	Honeywell International Inc.	4.250%	3/1/21	1,002	1,093
	John Deere Capital Corp.	2.250%	4/17/19	1,465	1,470
	John Deere Capital Corp.	1.700%	1/15/20	520	491
3	Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,533
	United Technologies Corp.	4.875%	5/1/15	220	235
	United Technologies Corp.	1.800%	6/1/17	155	158
	United Technologies Corp.	3.100%	6/1/22	535	525
	United Technologies Corp.	7.500%	9/15/29	770	1,038
	United Technologies Corp.	6.050%	6/1/36	675	804
	United Technologies Corp.	4.500%	6/1/42	325	317

	Communication (2.5%)
	America Movil SAB de CV	3.125%	7/16/22	1,880	1,725

America Movil SAB de CV	4.375%	7/16/42	530	425
3 American Tower Trust I	1.551%	3/15/18	380	372
3 American Tower Trust I	3.070%	3/15/23	225	215
AT&T Inc.	5.100%	9/15/14	500	522
AT&T Inc.	1.400%	12/1/17	1,400	1,368
AT&T Inc.	5.600%	5/15/18	1,000	1,144
AT&T Inc.	6.450%	6/15/34	1,595	1,755
AT&T Inc.	6.800%	5/15/36	500	570
AT&T Inc.	6.550%	2/15/39	200	222
BellSouth Corp.	6.550%	6/15/34	2,975	3,199
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,041
CBS Corp.	4.300%	2/15/21	675	695
CBS Corp.	3.375%	3/1/22	395	378
Comcast Corp.	5.700%	5/15/18	500	584
Comcast Corp.	2.850%	1/15/23	240	229
Comcast Corp.	4.250%	1/15/33	1,032	976
Comcast Corp.	5.650%	6/15/35	110	120
Comcast Corp.	6.500%	11/15/35	115	138
Comcast Corp.	6.400%	5/15/38	120	141
Comcast Corp.	4.650%	7/15/42	1,035	984
Comcast Corp.	4.500%	1/15/43	500	469
3 COX Communications Inc.	4.700%	12/15/42	145	117
3 COX Communications Inc.	4.500%	6/30/43	820	643
3 Deutsche Telekom International Finance BV	2.250%	3/6/17	400	406
3 Deutsche Telekom International Finance BV	4.875%	3/6/42	705	664
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	210	217
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	800	834
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	500	482
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	529
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	100	100
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	200	189
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	700	691
Discovery Communications LLC	5.625%	8/15/19	80	92
Discovery Communications LLC	5.050%	6/1/20	420	464
Discovery Communications LLC	3.250%	4/1/23	125	117
Discovery Communications LLC	4.950%	5/15/42	105	97
Discovery Communications LLC	4.875%	4/1/43	220	203
Grupo Televisa SAB	6.625%	1/15/40	630	683
3 NBCUniversal Enterprise Inc.	1.662%	4/15/18	1,420	1,401
3 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,461
NBCUniversal Media LLC	4.375%	4/1/21	600	646
News America Inc.	4.500%	2/15/21	375	400
News America Inc.	3.000%	9/15/22	245	230
3 News America Inc.	4.000%	10/1/23	125	125
News America Inc.	6.150%	2/15/41	800	878
Orange SA	4.125%	9/14/21	1,740	1,757
3 SBA Tower Trust	2.933%	12/15/17	840	850
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,122
Time Warner Cable Inc.	5.875%	11/15/40	480	408
Time Warner Cable Inc.	5.500%	9/1/41	400	330

Time Warner Cable Inc.	4.500%	9/15/42	640	468
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,387
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,368
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,024
Verizon Communications Inc.	7.750%	12/1/30	1,590	1,955
Verizon Communications Inc.	6.400%	9/15/33	2,230	2,479
Verizon Communications Inc.	5.850%	9/15/35	475	493
Verizon Communications Inc.	6.900%	4/15/38	290	336
Verizon Communications Inc.	4.750%	11/1/41	290	259
Verizon Communications Inc.	6.550%	9/15/43	1,945	2,189
Vodafone Group plc	5.000%	12/16/13	1,000	1,009
Vodafone Group plc	2.500%	9/26/22	1,065	954

Consumer Cyclical (1.9%)
Amazon.com Inc.	2.500%	11/29/22	885	806
3 American Honda Finance Corp.	1.500%	9/11/17	490	483
3 American Honda Finance Corp.	1.600%	2/16/18	810	800
AutoZone Inc.	3.700%	4/15/22	1,371	1,345
AutoZone Inc.	3.125%	7/15/23	600	555
CVS Caremark Corp.	4.875%	9/15/14	800	833
CVS Caremark Corp.	5.750%	6/1/17	285	326
CVS Caremark Corp.	2.750%	12/1/22	1,200	1,109
Daimler Finance North America LLC	6.500%	11/15/13	540	544
3 Daimler Finance North America LLC	2.375%	8/1/18	900	898
3 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,542
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,437
eBay Inc.	1.350%	7/15/17	325	323
eBay Inc.	2.600%	7/15/22	520	484
Home Depot Inc.	2.250%	9/10/18	975	988
Home Depot Inc.	3.950%	9/15/20	600	648
Home Depot Inc.	2.700%	4/1/23	720	675
3 Hyundai Capital America	1.625%	10/2/15	375	375
Lowe's Cos. Inc.	6.875%	2/15/28	710	880
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,169
McDonald's Corp.	1.875%	5/29/19	435	431
McDonald's Corp.	2.625%	1/15/22	195	188
3 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,182
3 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,079
3 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	586
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,000
Target Corp.	2.900%	1/15/22	1,200	1,175
Time Warner Inc.	4.875%	3/15/20	700	763
Time Warner Inc.	4.750%	3/29/21	350	375
Time Warner Inc.	6.500%	11/15/36	620	692
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,154
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,215
Toyota Motor Credit Corp.	1.250%	10/5/17	900	888
Viacom Inc.	3.250%	3/15/23	545	504
Viacom Inc.	4.875%	6/15/43	715	633
3 Volkswagen International Finance NV	1.625%	3/22/15	2,100	2,119
Wal-Mart Stores Inc.	3.250%	10/25/20	742	765
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,085
Wal-Mart Stores Inc.	2.550%	4/11/23	2,050	1,888
Wal-Mart Stores Inc.	5.625%	4/15/41	2,290	2,572
Walt Disney Co.	5.625%	9/15/16	1,000	1,135

Consumer Noncyclical (3.6%)
AbbVie Inc.	1.750%	11/6/17	775	769
AbbVie Inc.	2.000%	11/6/18	995	978
Altria Group Inc.	4.750%	5/5/21	590	627
Altria Group Inc.	2.850%	8/9/22	800	730
Altria Group Inc.	4.500%	5/2/43	1,300	1,135
AmerisourceBergen Corp.	3.500%	11/15/21	310	312
Amgen Inc.	2.300%	6/15/16	635	656
Amgen Inc.	3.875%	11/15/21	835	848
Amgen Inc.	5.150%	11/15/41	1,500	1,456
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	230
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,000	2,169
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,315	3,075
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	125	108
AstraZeneca plc	1.950%	9/18/19	1,100	1,078
AstraZeneca plc	6.450%	9/15/37	615	751
3 BAT International Finance plc	3.250%	6/7/22	1,480	1,451
Baxter International Inc.	5.900%	9/1/16	502	573
Cardinal Health Inc.	1.700%	3/15/18	75	73
Cardinal Health Inc.	3.200%	3/15/23	315	294
3 Cargill Inc.	4.307%	5/14/21	2,092	2,215
3 Cargill Inc.	6.875%	5/1/28	645	752
3 Cargill Inc.	6.125%	4/19/34	1,270	1,412
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	54
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	1,046	955
Coca-Cola Co.	5.350%	11/15/17	1,500	1,729
Coca-Cola Co.	3.300%	9/1/21	300	307
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	505
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	752
Colgate-Palmolive Co.	7.600%	5/19/25	480	647
ConAgra Foods Inc.	1.900%	1/25/18	235	232
ConAgra Foods Inc.	3.200%	1/25/23	190	177
Diageo Capital plc	2.625%	4/29/23	1,230	1,133
Diageo Investment Corp.	2.875%	5/11/22	525	506
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	256
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	195	185
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	195	181
Express Scripts Holding Co.	2.650%	2/15/17	1,072	1,108
Express Scripts Holding Co.	4.750%	11/15/21	600	643
General Mills Inc.	4.150%	2/15/43	520	472
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	445	419
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,215
GlaxoSmithKline Capital plc	1.500%	5/8/17	560	563
3 Heineken NV	1.400%	10/1/17	205	202
3 Heineken NV	2.750%	4/1/23	660	602
3 Heineken NV	4.000%	10/1/42	35	29
Hershey Co.	4.850%	8/15/15	380	410
3 Japan Tobacco Inc.	2.100%	7/23/18	545	547
Johnson & Johnson	5.150%	7/15/18	500	579
Kaiser Foundation Hospitals	3.500%	4/1/22	330	323
Kaiser Foundation Hospitals	4.875%	4/1/42	340	333
Kellogg Co.	4.000%	12/15/20	1,400	1,482
Kraft Foods Group Inc.	2.250%	6/5/17	295	301
Kraft Foods Group Inc.	3.500%	6/6/22	985	977
Kraft Foods Group Inc.	5.000%	6/4/42	320	314
Kroger Co.	3.850%	8/1/23	270	265
McKesson Corp.	3.250%	3/1/16	175	184

McKesson Corp.	2.700%	12/15/22	195	182
McKesson Corp.	2.850%	3/15/23	190	179
Medtronic Inc.	4.750%	9/15/15	1,000	1,079
Medtronic Inc.	1.375%	4/1/18	225	221
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	275	229
Merck & Co. Inc.	1.300%	5/18/18	1,030	1,006
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,109
Merck & Co. Inc.	4.150%	5/18/43	760	703
Molson Coors Brewing Co.	2.000%	5/1/17	31	31
Molson Coors Brewing Co.	3.500%	5/1/22	490	488
Molson Coors Brewing Co.	5.000%	5/1/42	370	361
Mondelez International Inc.	5.375%	2/10/20	1,200	1,358
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	50
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	637
PepsiCo Inc.	3.100%	1/15/15	400	413
PepsiCo Inc.	3.125%	11/1/20	330	335
PepsiCo Inc.	2.750%	3/5/22	670	640
PepsiCo Inc.	2.750%	3/1/23	500	467
PepsiCo Inc.	4.000%	3/5/42	845	750
Pfizer Inc.	6.200%	3/15/19	1,400	1,687
Pfizer Inc.	3.000%	6/15/23	1,200	1,154
Philip Morris International Inc.	4.500%	3/26/20	250	275
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,084
Philip Morris International Inc.	2.500%	8/22/22	575	531
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,064
1 Procter & Gamble - Esop	9.360%	1/1/21	1,343	1,725
3 Roche Holdings Inc.	6.000%	3/1/19	683	815
3 SABMiller Holdings Inc.	2.450%	1/15/17	400	410
3 SABMiller plc	6.500%	7/1/16	1,500	1,705
Sanofi	4.000%	3/29/21	1,130	1,201
St. Jude Medical Inc.	2.500%	1/15/16	666	685
3 Tesco plc	5.500%	11/15/17	1,500	1,686
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	241
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	274
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	271
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	521
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,042
3 Zoetis Inc.	3.250%	2/1/23	90	86
3 Zoetis Inc.	4.700%	2/1/43	105	98

Energy (1.0%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	514
3 BG Energy Capital plc	4.000%	10/15/21	300	308
BP Capital Markets plc	3.125%	10/1/15	400	419
BP Capital Markets plc	3.200%	3/11/16	900	946
BP Capital Markets plc	1.846%	5/5/17	650	657
BP Capital Markets plc	4.750%	3/10/19	795	883
BP Capital Markets plc	4.500%	10/1/20	400	433
BP Capital Markets plc	3.245%	5/6/22	650	628
BP Capital Markets plc	2.500%	11/6/22	500	452
BP Capital Markets plc	3.994%	9/26/23	195	197
Chevron Corp.	3.191%	6/24/23	1,235	1,209
ConocoPhillips	5.200%	5/15/18	1,500	1,718
EOG Resources Inc.	5.625%	6/1/19	425	495
Halliburton Co.	3.500%	8/1/23	1,750	1,734

3 Motiva Enterprises LLC	5.750%	1/15/20	125	143
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,175
Occidental Petroleum Corp.	2.700%	2/15/23	500	462
3 Schlumberger Investment SA	2.400%	8/1/22	630	582
Shell International Finance BV	3.250%	9/22/15	740	779
Shell International Finance BV	4.375%	3/25/20	1,000	1,101
Shell International Finance BV	2.250%	1/6/23	850	768
Suncor Energy Inc.	5.950%	12/1/34	500	546
Total Capital International SA	1.550%	6/28/17	1,365	1,372
Total Capital International SA	2.700%	1/25/23	810	756
Total Capital SA	2.125%	8/10/18	850	856

Other Industrial (0.1%)
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	319
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	624

Technology (0.6%)
Apple Inc.	2.400%	5/3/23	1,210	1,095
Apple Inc.	3.850%	5/4/43	430	359
Cisco Systems Inc.	4.450%	1/15/20	1,000	1,102
EMC Corp.	1.875%	6/1/18	500	498
EMC Corp.	2.650%	6/1/20	500	494
EMC Corp.	3.375%	6/1/23	500	488
Hewlett-Packard Co.	3.750%	12/1/20	930	900
Hewlett-Packard Co.	4.300%	6/1/21	1,600	1,547
International Business Machines Corp.	2.000%	1/5/16	425	437
International Business Machines Corp.	1.950%	7/22/16	430	443
International Business Machines Corp.	1.250%	2/6/17	250	251
International Business Machines Corp.	3.375%	8/1/23	1,750	1,720
International Business Machines Corp.	5.875%	11/29/32	2,000	2,373
Microsoft Corp.	4.000%	2/8/21	500	537
Oracle Corp.	6.125%	7/8/39	350	416

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	400	377
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,800	1,801
1 Continental Airlines 2007-1 Class A Pass Through Trust
	5.983%	4/19/22	825	872
3 ERAC USA Finance LLC	5.900%	11/15/15	500	548
3 ERAC USA Finance LLC	2.750%	3/15/17	205	209
3 ERAC USA Finance LLC	4.500%	8/16/21	325	338
3 ERAC USA Finance LLC	3.300%	10/15/22	40	38
3 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,180
1 Federal Express Corp. 1998 Pass Through Trust	6.720%	1/15/22	1,104	1,288
FedEx Corp.	2.625%	8/1/22	130	120
FedEx Corp.	2.700%	4/15/23	255	234
FedEx Corp.	3.875%	8/1/42	120	100
FedEx Corp.	4.100%	4/15/43	500	433
3 Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	110	105
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,812
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,677
1 Southwest Airlines Co. 2007-1 Pass ThroughTrust
	6.150%	2/1/24	431	494
United Parcel Service Inc.	1.125%	10/1/17	105	104
United Parcel Service Inc.	2.450%	10/1/22	425	397
United Parcel Service Inc.	4.875%	11/15/40	460	477
				221,353

Utilities (2.1%)
	Electric (1.8%)
	Alabama Power Co.	5.550%	2/1/17	585	655
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,177
	Commonwealth Edison Co.	5.950%	8/15/16	770	871
	Connecticut Light & Power Co.	5.650%	5/1/18	465	541
	Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	789
	Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	1,010
	Dominion Resources Inc./VA	5.200%	8/15/19	750	850
	Duke Energy Carolinas LLC	5.250%	1/15/18	275	316
	Duke Energy Carolinas LLC	5.100%	4/15/18	590	672
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,154
	Duke Energy Florida Inc.	6.350%	9/15/37	200	245
	Duke Energy Progress Inc.	6.300%	4/1/38	365	441
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,153
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,064
	Florida Power & Light Co.	5.950%	2/1/38	785	930
	Georgia Power Co.	5.400%	6/1/18	1,165	1,336
	Georgia Power Co.	4.300%	3/15/42	755	679
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,116
	National Rural Utilities Cooperative FinanceCorp.	5.450%	2/1/18	1,500	1,720
	Northern States Power Co.	6.250%	6/1/36	2,000	2,444
	NSTAR LLC	4.500%	11/15/19	90	99
	Pacific Gas & Electric Co.	4.250%	5/15/21	300	316
	PacifiCorp	6.250%	10/15/37	2,000	2,420
	Peco Energy Co.	5.350%	3/1/18	565	652
	Potomac Electric Power Co.	6.500%	11/15/37	750	949
	PPL Energy Supply LLC	6.200%	5/15/16	453	501
	Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,179
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	738
	Sierra Pacific Power Co.	3.375%	8/15/23	850	844
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,176
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,200
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,563
	Southern Co.	2.450%	9/1/18	225	228
	Virginia Electric and Power Co.	2.750%	3/15/23	690	655
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	789

	Natural Gas (0.2%)
	AGL Capital Corp.	6.375%	7/15/16	775	877
3	DCP Midstream LLC	6.450%	11/3/36	935	978
	National Grid plc	6.300%	8/1/16	1,000	1,137
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,279

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	1,170	1,318
					40,061
Total Corporate Bonds (Cost $401,639)					420,346
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
3	Abu Dhabi National Energy Co.	5.875%	10/27/16	595	661
3	CDP Financial Inc.	4.400%	11/25/19	1,000	1,113
3	Electricite de France SA	4.600%	1/27/20	1,200	1,305
[1,3] Electricite de France SA		5.250%	1/29/49	235	221
3	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	550	514

International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,223
Japan Finance Organization for Municipalities	4.625%	4/21/15	500	531
Korea Finance Corp.	2.875%	8/22/18	505	508
Oesterreichische Kontrollbank AG	4.500%	3/9/15	1,500	1,589
Province of Ontario	4.500%	2/3/15	705	744
Quebec	5.125%	11/14/16	1,000	1,127
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	422
3 Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,035
Total Sovereign Bonds (Cost $11,281)				11,993
Taxable Municipal Bonds (1.5%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	440	517
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,205
California GO	5.700%	11/1/21	265	307
California GO	7.550%	4/1/39	435	564
California GO	7.300%	10/1/39	125	158
California GO	7.600%	11/1/40	660	863
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	234
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	565
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	481
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	872
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	696	721
Grand Parkway Transportation Corp.	5.184%	10/1/42	1,015	1,048
Houston TX GO	6.290%	3/1/32	600	679
Illinois GO	5.100%	6/1/33	95	84
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	858
5 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,099
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	455	521
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,546
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	605
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,133
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	533
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	754
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	119
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	180
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	427
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	189
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	1,879
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	760
Oregon GO	5.902%	8/1/38	490	525

5 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,204
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	380
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	307
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,096
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,272
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	358
University of California	4.601%	5/15/31	590	594
University of California Regents Medical
Center Revenue	6.548%	5/15/48	80	94
University of California Regents Medical
Center Revenue	6.583%	5/15/49	625	732
University of California Revenue	5.770%	5/15/43	1,010	1,108
Total Taxable Municipal Bonds (Cost $27,327)				29,571
Temporary Cash Investment (2.1%)
Repurchase Agreement (2.1%)
Credit Suisse Securities (USA), LLC
(Dated 9/30/13, Repurchase Value
$40,800,000, collateralized by U.S.
Treasury Note/Bond 2.125%, 5/31/15, with
a value of $41,616,000) (Cost $40,800)	0.050%	10/1/13	40,800	40,800
Total Investments (99.1%) (Cost $1,554,231)				1,936,113
Other Assets and Liabilities-Net (0.9%)[6]				17,937
Net Assets (100%)				1,954,050

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate value of these securities was $65,796,000, representing 3.4% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Cash of $313,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard

Vanguard Balanced Portfolio

Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The portfolio may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements

Vanguard Balanced Portfolio

with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,197,630	89,166	—
U.S. Government and Agency Obligations	—	134,644	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	11,963	—
Corporate Bonds	—	420,346	—
Sovereign Bonds	—	11,993	—
Taxable Municipal Bonds	—	29,571	—
Temporary Cash Investments	—	40,800	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Swap Contracts—Assets	—	8	—
Swap Contracts—Liabilities	—	(2)	—
Total	1,197,622	738,489	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The portfolio may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades future contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Balanced Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2013	(194)	(24,520)	(483)
Ultra Long U.S. Treasury Bond	December 2013	(7)	(995)	(38)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of pre-

Vanguard Balanced Portfolio

qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio's if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Credit Default Swaps
				Remaining
				Up-Front
				Premium	Periodic	Unrealized
			Notional	(Paid)	Premium	Appreciation
	Termination		Amount	Received	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid) (%)	($000)
Credit Protection Sold/Moody’s Rating
CMBX NA.AAA 6/Baa2[2]	5/11/63	CSFBI	665	32	0.500	3
CMBX NA.AAA 6/Baa2[2]	5/11/63	MSCS	630	30	0.500	3
CMBX NA.AAA 6/Baa2[2]	5/11/63	CSFBI	420	20	0.500	2
CMBX NA.AAA 6/Baa2[2]	5/11/63		330	12	0.500	(2)
		UBSAG
			2,045			6

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 CSFBI—Credit Suisse First Boston International.
MSCS—Morgan Stanley Capital Services LLC.
UBSAG—UBS AG.
2 CMBX NA—North American Commercial Mortgage-Backed Index—AAA Bonds.

I. At September 30, 2013, the cost of investment securities for tax purposes was $1,554,773,000. Net unrealized appreciation of investment securities for tax purposes was $381,340,000, consisting of unrealized gains of $395,581,000 on securities that had risen in value since their purchase and $14,241,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (94.7%)
Consumer Discretionary (8.1%)
L Brands Inc.	151,400	9,251
* DIRECTV	137,261	8,201
TJX Cos. Inc.	110,300	6,220
Walt Disney Co.	89,500	5,772
Whirlpool Corp.	27,900	4,086
Sony Corp. ADR	160,600	3,456
Carnival Corp.	92,600	3,022
* Bed Bath & Beyond Inc.	36,900	2,855
Mattel Inc.	64,200	2,687
Lowe's Cos. Inc.	11,300	538
Ross Stores Inc.	6,400	466
Macy's Inc.	6,200	268
		46,822
Consumer Staples (0.6%)
Costco Wholesale Corp.	22,250	2,561
Kellogg Co.	11,400	670
		3,231
Energy (4.1%)
Noble Energy Inc.	126,600	8,483
EOG Resources Inc.	31,400	5,315
Schlumberger Ltd.	56,700	5,010
Transocean Ltd.	35,500	1,580
Exxon Mobil Corp.	9,800	843
Encana Corp.	42,500	737
* Cameron International Corp.	10,900	636
* Southwestern Energy Co.	14,300	520
National Oilwell Varco Inc.	6,600	516
Petroleo Brasileiro SA ADR	9,600	161
		23,801
Financials (5.2%)
Marsh & McLennan Cos. Inc.	247,400	10,774
Charles Schwab Corp.	473,200	10,004
* Berkshire Hathaway Inc. Class B	31,950	3,627
Chubb Corp.	40,000	3,570
Wells Fargo & Co.	36,400	1,504
American Express Co.	6,900	521
		30,000
Health Care (30.9%)
* Biogen Idec Inc.	156,200	37,607
Amgen Inc.	271,771	30,422
Roche Holding AG	88,500	23,884
Eli Lilly & Co.	424,400	21,360
Novartis AG ADR	233,150	17,885
Medtronic Inc.	261,900	13,946
Johnson & Johnson	109,700	9,510
* Life Technologies Corp.	111,209	8,322
* Boston Scientific Corp.	454,802	5,339

GlaxoSmithKline plc ADR	81,900	4,109
Abbott Laboratories	85,200	2,828
AbbVie Inc.	39,200	1,753
Sanofi ADR	17,900	906
		177,871
Industrials (13.3%)
FedEx Corp.	191,300	21,829
Honeywell International Inc.	125,000	10,380
Southwest Airlines Co.	554,650	8,076
CH Robinson Worldwide Inc.	84,400	5,027
United Parcel Service Inc. Class B	51,350	4,692
Union Pacific Corp.	29,500	4,582
Caterpillar Inc.	51,900	4,327
European Aeronautic Defence and Space Co. NV	67,600	4,308
Boeing Co.	27,600	3,243
Alaska Air Group Inc.	49,800	3,118
Deere & Co.	31,500	2,564
Delta Air Lines Inc.	49,100	1,158
PACCAR Inc.	16,000	891
^ Canadian Pacific Railway Ltd.	6,700	826
Expeditors International of Washington Inc.	15,600	687
Donaldson Co. Inc.	14,800	564
		76,272
Information Technology (29.9%)
* Google Inc. Class A	26,200	22,949
Texas Instruments Inc.	543,900	21,903
Microsoft Corp.	617,400	20,565
* Adobe Systems Inc.	374,100	19,431
Intuit Inc.	184,100	12,208
QUALCOMM Inc.	152,800	10,293
Oracle Corp.	289,100	9,589
* Micron Technology Inc.	323,000	5,643
EMC Corp.	195,500	4,997
Visa Inc. Class A	25,200	4,816
Intel Corp.	199,000	4,561
Hewlett-Packard Co.	180,550	3,788
Symantec Corp.	152,700	3,779
Telefonaktiebolaget LM Ericsson ADR	269,800	3,602
KLA-Tencor Corp.	57,300	3,487
Accenture plc Class A	46,150	3,398
Plantronics Inc.	59,450	2,738
NVIDIA Corp.	164,450	2,559
NetApp Inc.	40,700	1,735
Motorola Solutions Inc.	29,035	1,724
* Blackberry Ltd.	167,300	1,330
Corning Inc.	84,150	1,228
Activision Blizzard Inc.	59,500	992
Analog Devices Inc.	19,500	917
ASML Holding NV	7,023	693
Apple Inc.	1,200	572
International Business Machines Corp.	2,700	500
Mastercard Inc. Class A	700	471
* Entegris Inc.	40,600	412
Applied Materials Inc.	19,600	344
Altera Corp.	7,200	267

Cisco Systems Inc.		11,000	258
			171,749
Materials (2.6%)
Monsanto Co.		98,500	10,280
Potash Corp. of Saskatchewan Inc.		104,700	3,275
Praxair Inc.		9,300	1,118
			14,673
Total Common Stocks (Cost $393,978)			544,419
	Coupon
Temporary Cash Investment (7.5%)
Money Market Fund (7.5%)

[1,2] Vanguard Market Liquidity Fund (Cost $42,804)	0.112%	42,803,822	42,804

Total Investments (102.2%) (Cost $436,782)			587,223
Other Assets and Liabilities-Net (-2.2%)[2]			(12,427)
Net Assets (100%)			574,796

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $777,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $806,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Capital Growth Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	516,228	28,191	—
Temporary Cash Investments	42,804	—	—
Total	559,032	28,191	—

D. At September 30, 2013, the cost of investment securities for tax purposes was $436,782,000. Net unrealized appreciation of investment securities for tax purposes was $150,441,000, consisting of unrealized gains of $160,039,000 on securities that had risen in value since their purchase and $9,598,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)
Consumer Discretionary (5.0%)
Target Corp.	531,300	33,993
Carnival Corp.	509,900	16,643
Service Corp. International	110,005	2,048
		52,684
Consumer Staples (10.0%)
Philip Morris International Inc.	443,700	38,420
Diageo plc ADR	200,200	25,442
Imperial Tobacco Group plc ADR	339,600	25,181
Altria Group Inc.	445,800	15,313
		104,356
Energy (14.1%)
ConocoPhillips	488,744	33,972
Occidental Petroleum Corp.	324,000	30,307
Phillips 66	463,972	26,827
BP plc ADR	602,300	25,315
Seadrill Ltd.	447,800	20,187
Marathon Petroleum Corp.	176,600	11,359
		147,967
Financials (22.1%)
JPMorgan Chase & Co.	665,450	34,397
American Express Co.	454,400	34,316
Wells Fargo & Co.	830,200	34,304
PNC Financial Services Group Inc.	425,672	30,840
Capital One Financial Corp.	328,000	22,547
Bank of America Corp.	1,484,246	20,483
Citigroup Inc.	421,730	20,458
SLM Corp.	722,300	17,985
XL Group plc Class A	507,200	15,632
		230,962
Health Care (18.0%)
Pfizer Inc.	1,287,114	36,953
Medtronic Inc.	648,500	34,533
WellPoint Inc.	412,300	34,472
Merck & Co. Inc.	600,700	28,599
Johnson & Johnson	327,900	28,426
Sanofi ADR	494,000	25,011
		187,994
Industrials (14.7%)
Raytheon Co.	479,900	36,986
General Dynamics Corp.	337,700	29,556
Honeywell International Inc.	341,900	28,391
Emerson Electric Co.	433,200	28,028
Illinois Tool Works Inc.	258,900	19,746
Xylem Inc.	284,300	7,941
Exelis Inc.	211,200	3,318
		153,966

Information Technology (3.7%)
Microsoft Corp.		843,000	28,080
Intel Corp.		468,200	10,731
			38,811
Materials (1.6%)
EI du Pont de Nemours & Co.		292,700	17,140

Telecommunication Services (4.5%)
Verizon Communications Inc.		512,160	23,897
AT&T Inc.		701,027	23,709
			47,606
Utilities (5.7%)
CenterPoint Energy Inc.		978,100	23,445
Public Service Enterprise Group Inc.		654,900	21,566
Entergy Corp.		225,900	14,275
			59,286
Total Common Stocks (Cost $886,093)			1,040,772
	Coupon
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)

1 Vanguard Market Liquidity Fund (Cost $22,534)	0.112%	22,533,962	22,534

Total Investments (101.6%) (Cost $908,627)			1,063,306
Other Assets and Liabilities-Net (-1.6%)			(16,428)
Net Assets (100%)			1,046,878

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Diversified Value Portfolio

C. At September 30, 2013, the cost of investment securities for tax purposes was $908,627,000. Net unrealized appreciation of investment securities for tax purposes was $154,679,000, consisting of unrealized gains of $241,809,000 on securities that had risen in value since their purchase and $87,130,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)[1]
Consumer Discretionary (7.0%)
Lowe's Cos. Inc.	324,600	15,454
McDonald's Corp.	73,696	7,090
WPP plc	336,681	6,919
Thomson Reuters Corp.	143,300	5,017
Mattel Inc.	119,100	4,986
Time Warner Cable Inc.	34,300	3,828
Las Vegas Sands Corp.	41,700	2,770
Ford Motor Co.	118,800	2,004
Gannett Co. Inc.	67,800	1,816
GameStop Corp. Class A	36,500	1,812
Hasbro Inc.	34,900	1,645
H&R Block Inc.	61,200	1,632
Home Depot Inc.	19,700	1,494
Tupperware Brands Corp.	11,900	1,028
Brinker International Inc.	25,000	1,013
Cracker Barrel Old Country Store Inc.	8,000	826
Staples Inc.	7,300	107
		59,441
Consumer Staples (12.4%)
Philip Morris International Inc.	172,873	14,969
Kraft Foods Group Inc.	216,884	11,373
Procter & Gamble Co.	147,100	11,119
PepsiCo Inc.	116,300	9,246
Unilever NV	233,500	8,808
Wal-Mart Stores Inc.	107,985	7,987
Altria Group Inc.	205,980	7,075
Sysco Corp.	192,000	6,111
Coca-Cola Co.	132,724	5,028
Anheuser-Busch InBev NV ADR	49,700	4,930
Kimberly-Clark Corp.	46,660	4,396
Diageo plc ADR	21,000	2,669
General Mills Inc.	53,700	2,573
Imperial Tobacco Group plc	58,730	2,171
British American Tobacco plc	33,889	1,784
JM Smucker Co.	14,300	1,502
Molson Coors Brewing Co. Class B	28,100	1,409
Walgreen Co.	26,000	1,399
Lorillard Inc.	5,700	255
		104,804
Energy (11.9%)
Chevron Corp.	253,400	30,788
Exxon Mobil Corp.	308,550	26,548
ConocoPhillips	160,420	11,151
Suncor Energy Inc.	274,900	9,836
Occidental Petroleum Corp.	89,700	8,390
Royal Dutch Shell plc Class B	202,433	6,984
BP plc ADR	92,300	3,879
Marathon Petroleum Corp.	15,500	997

Valero Energy Corp.	28,000	956
Targa Resources Corp.	8,300	606
Phillips 66	8,400	486
		100,621
Exchange-Traded Fund (0.9%)
2 Vanguard Value ETF	104,300	7,279

Financials (14.6%)
Wells Fargo & Co.	675,100	27,895
JPMorgan Chase & Co.	472,300	24,413
Marsh & McLennan Cos. Inc.	385,400	16,784
BlackRock Inc.	43,300	11,718
PNC Financial Services Group Inc.	136,400	9,882
ACE Ltd.	81,100	7,588
Chubb Corp.	67,560	6,030
M&T Bank Corp.	52,400	5,865
US Bancorp	131,800	4,821
Aflac Inc.	42,600	2,641
Fifth Third Bancorp	111,700	2,015
StanCorp Financial Group Inc.	27,900	1,535
Protective Life Corp.	36,000	1,532
American National Insurance Co.	6,100	598
Allstate Corp.	7,000	354
Fulton Financial Corp.	23,000	269
		123,940
Health Care (12.7%)
Johnson & Johnson	390,886	33,886
Merck & Co. Inc.	460,274	21,914
Pfizer Inc.	650,699	18,682
Roche Holding AG	40,073	10,815
Baxter International Inc.	82,700	5,432
AbbVie Inc.	97,400	4,357
AstraZeneca plc ADR	79,900	4,149
Eli Lilly & Co.	68,920	3,469
Bristol-Myers Squibb Co.	56,460	2,613
Becton Dickinson and Co.	13,600	1,360
Medtronic Inc.	8,100	431
Meridian Bioscience Inc.	10,400	246
PDL BioPharma Inc.	25,000	199
		107,553
Industrials (14.0%)
General Electric Co.	915,752	21,877
United Technologies Corp.	156,430	16,866
3M Co.	122,040	14,573
Eaton Corp. plc	162,000	11,152
United Parcel Service Inc. Class B	110,300	10,078
Stanley Black & Decker Inc.	89,800	8,133
Illinois Tool Works Inc.	75,900	5,789
Schneider Electric SA	58,884	4,983
Lockheed Martin Corp.	38,800	4,949
Boeing Co.	41,800	4,912
Waste Management Inc.	100,000	4,124
General Dynamics Corp.	30,400	2,661
Raytheon Co.	33,800	2,605
Northrop Grumman Corp.	26,568	2,531
L-3 Communications Holdings Inc.	19,800	1,871

Republic Services Inc. Class A	22,300	744
Emerson Electric Co.	4,500	291
Deluxe Corp.	5,000	208
RR Donnelley & Sons Co.	7,600	120
		118,467
Information Technology (10.4%)
Microsoft Corp.	836,900	27,877
Cisco Systems Inc.	590,300	13,825
Intel Corp.	581,100	13,319
Analog Devices Inc.	215,700	10,149
Xilinx Inc.	105,700	4,953
Maxim Integrated Products Inc.	106,700	3,179
Texas Instruments Inc.	64,000	2,577
Applied Materials Inc.	139,500	2,447
Seagate Technology plc	47,000	2,056
Xerox Corp.	192,200	1,978
Broadridge Financial Solutions Inc.	52,100	1,654
Computer Sciences Corp.	29,900	1,547
Accenture plc Class A	18,900	1,392
Linear Technology Corp.	23,800	944
Western Union Co.	15,500	289
		88,186
Materials (3.9%)
International Paper Co.	167,600	7,508
EI du Pont de Nemours & Co.	122,291	7,161
Dow Chemical Co.	183,600	7,050
Nucor Corp.	95,700	4,691
LyondellBasell Industries NV Class A	32,400	2,373
Schweitzer-Mauduit International Inc.	26,300	1,592
Avery Dennison Corp.	34,900	1,519
PPG Industries Inc.	5,667	947
Packaging Corp. of America	7,200	411
		33,252
Telecommunication Services (3.8%)
AT&T Inc.	446,360	15,096
Verizon Communications Inc.	307,702	14,357
CenturyLink Inc.	55,900	1,754
Vodafone Group plc ADR	38,600	1,358
		32,565
Utilities (6.0%)
UGI Corp.	193,500	7,572
National Grid plc	618,113	7,302
Xcel Energy Inc.	209,100	5,773
NextEra Energy Inc.	56,740	4,548
Northeast Utilities	99,400	4,100
Public Service Enterprise Group Inc.	64,700	2,131
Edison International	44,300	2,040
DTE Energy Co.	27,600	1,821
Wisconsin Energy Corp.	42,800	1,728
AGL Resources Inc.	36,400	1,676
Pinnacle West Capital Corp.	30,300	1,659
Atmos Energy Corp.	38,900	1,657
Black Hills Corp.	30,800	1,536
UNS Energy Corp.	32,800	1,529
Otter Tail Corp.	50,100	1,383
OGE Energy Corp.	33,300	1,202

	Dominion Resources Inc.			18,950	1,184
	PG&E Corp.			21,900	896
	Duke Energy Corp.			6,700	447
	UIL Holdings Corp.			8,700	323
	NV Energy Inc.			9,000	212
	Westar Energy Inc. Class A			4,000	123
	Southern Co.			2,500	103
					50,945
Total Common Stocks (Cost $674,981)					827,053

		Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (1.8%)
3	Vanguard Market Liquidity Fund	0.112%		15,235,928	15,236

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.3%)
	BNP Paribas Securities Corp.
	(Dated 9/30/13, Repurchase Value
	$2,800,000, collateralized by Government
	National Mortagage Assn., 3.000%-5.500%,
	6/20/28-9/15/43, with a value of
	$2,856,000)	0.070%	10/1/13	2,800	2,800

U.S. Government and Agency Obligations (0.3%)
4	Fannie Mae Discount Notes	0.098%	11/6/13	500	500
5	Federal Home Loan Bank Discount Notes	0.095%	10/4/13	200	200
[5,6] Federal Home Loan Bank Discount Notes		0.150%	12/20/13	1,000	1,000
[4,6] Freddie Mac Discount Notes		0.100%	11/12/13	1,000	1,000
					2,700
Total Temporary Cash Investments (Cost $20,735)					20,736
Total Investments (100.0%) (Cost $695,716)					847,789
Other Assets and Liabilities-Net (0.0%)					(237)
Net Assets (100%)					847,552

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.7% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Vanguard Equity Income Portfolio

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

Vanguard Equity Income Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	786,095	40,958	—
Temporary Cash Investments	15,236	5,500	—
Futures Contracts—Liabilities[1]	(131)	—	—
Total	801,200	46,458	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2013	36	15,069	(120)
E-mini S&P 500 Index	December 2013	37	3,097	(36)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2013, the cost of investment securities for tax purposes was $695,716,000. Net unrealized appreciation of investment securities for tax purposes was $152,073,000, consisting of unrealized gains of $162,030,000 on securities that had risen in value since their purchase and $9,957,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (21.6%)
* priceline.com Inc.	9,520	9,624
* Liberty Interactive Corp. Class A	232,950	5,467
Home Depot Inc.	63,780	4,838
L Brands Inc.	73,950	4,518
Harley-Davidson Inc.	66,695	4,285
* Dollar General Corp.	69,965	3,950
Starbucks Corp.	47,680	3,670
Lowe's Cos. Inc.	74,885	3,565
NIKE Inc. Class B	43,675	3,173
* O'Reilly Automotive Inc.	20,030	2,556
Walt Disney Co.	36,465	2,352
* AutoZone Inc.	5,530	2,338
* Lululemon Athletica Inc.	30,755	2,248
Dunkin' Brands Group Inc.	46,880	2,122
DR Horton Inc.	105,830	2,056
Lennar Corp. Class A	57,375	2,031
Sirius XM Radio Inc.	504,760	1,953
Time Warner Inc.	29,315	1,929
Comcast Corp. Class A	41,945	1,894
Twenty-First Century Fox Inc.	53,855	1,804
* Sally Beauty Holdings Inc.	64,000	1,674
Wynn Resorts Ltd.	10,470	1,654
Starwood Hotels & Resorts Worldwide Inc.	24,710	1,642
Family Dollar Stores Inc.	17,545	1,264
Wyndham Worldwide Corp.	20,055	1,223
* Michael Kors Holdings Ltd.	16,235	1,210
PVH Corp.	9,900	1,175
Ralph Lauren Corp. Class A	6,765	1,114
* Discovery Communications Inc. Class A	10,850	916
Yum! Brands Inc.	12,020	858
* Chipotle Mexican Grill Inc. Class A	1,805	774
* Amazon.com Inc.	1,260	394
		80,271
Consumer Staples (6.1%)
Walgreen Co.	104,975	5,648
* Green Mountain Coffee Roasters Inc.	65,705	4,949
Mead Johnson Nutrition Co.	35,780	2,657
Colgate-Palmolive Co.	37,840	2,244
CVS Caremark Corp.	30,550	1,734
Anheuser-Busch InBev NV ADR	17,365	1,722
Mondelez International Inc. Class A	41,875	1,316
Diageo plc ADR	9,790	1,244
* Monster Beverage Corp.	21,530	1,125
		22,639
Energy (5.7%)
EOG Resources Inc.	49,750	8,422
Kinder Morgan Inc.	153,494	5,460
Schlumberger Ltd.	27,780	2,455

Noble Energy Inc.	29,680	1,989
Anadarko Petroleum Corp.	14,465	1,345
* Cobalt International Energy Inc.	42,735	1,062
* Kinder Morgan Inc. Exp. Date 5/25/17	54,144	269
		21,002
Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	719

Financials (6.9%)
* IntercontinentalExchange Inc.	30,050	5,452
JPMorgan Chase & Co.	79,220	4,095
Progressive Corp.	149,200	4,063
CME Group Inc.	40,800	3,014
Citigroup Inc.	54,870	2,662
* Affiliated Managers Group Inc.	12,660	2,312
BlackRock Inc.	5,725	1,549
American Express Co.	19,135	1,445
American Tower Corporation	13,470	999
		25,591
Health Care (11.6%)
Allergan Inc.	85,195	7,706
* Gilead Sciences Inc.	121,830	7,656
* Celgene Corp.	43,875	6,754
Perrigo Co.	37,070	4,574
Novo Nordisk A/S ADR	19,350	3,274
* IDEXX Laboratories Inc.	28,370	2,827
* Biogen Idec Inc.	9,775	2,353
Bristol-Myers Squibb Co.	49,385	2,286
* Regeneron Pharmaceuticals Inc.	5,230	1,636
Covidien plc	22,795	1,389
* Intuitive Surgical Inc.	3,320	1,249
* Vertex Pharmaceuticals Inc.	9,790	742
* Hologic Inc.	33,400	690
		43,136
Industrials (7.0%)
Union Pacific Corp.	24,070	3,739
Precision Castparts Corp.	13,700	3,113
Boeing Co.	20,020	2,352
Equifax Inc.	31,720	1,898
* Stericycle Inc.	15,760	1,819
AMETEK Inc.	37,395	1,721
* IHS Inc. Class A	14,555	1,662
Eaton Corp. plc	23,700	1,632
Safran SA ADR	25,645	1,577
* Hertz Global Holdings Inc.	62,710	1,390
Cummins Inc.	10,095	1,341
JB Hunt Transport Services Inc.	18,390	1,341
Nielsen Holdings NV	32,520	1,185
Kansas City Southern	10,630	1,162
WW Grainger Inc.	740	194
		26,126
Information Technology (32.5%)
* Google Inc. Class A	16,225	14,212
Mastercard Inc. Class A	20,230	13,610
Visa Inc. Class A	51,980	9,933
Apple Inc.	20,330	9,692

*	eBay Inc.			153,435	8,560
	QUALCOMM Inc.			119,215	8,030
*	Adobe Systems Inc.			119,825	6,224
*	Cognizant Technology Solutions Corp. Class A			74,370	6,107
*	Citrix Systems Inc.			71,424	5,043
	Intuit Inc.			74,955	4,970
	Microsoft Corp.			129,400	4,310
*	Facebook Inc. Class A			66,950	3,364
*	Teradata Corp.			56,800	3,149
*	VeriSign Inc.			57,750	2,939
*	Alliance Data Systems Corp.			10,235	2,165
	Oracle Corp.			62,285	2,066
	Altera Corp.			54,875	2,039
*	Red Hat Inc.			42,360	1,955
*	Trimble Navigation Ltd.			56,820	1,688
*	Gartner Inc.			26,870	1,612
*	Salesforce.com Inc.			29,860	1,550
*	LinkedIn Corp. Class A			5,560	1,368
*	Juniper Networks Inc.			68,725	1,365
*	Splunk Inc.			19,725	1,184
	Cisco Systems Inc.			50,285	1,178
*	ServiceNow Inc.			22,310	1,159
*	VeriFone Systems Inc.			44,775	1,024
					120,496
Materials (3.0%)
	Monsanto Co.			46,460	4,849
	Syngenta AG ADR			34,850	2,833
	Praxair Inc.			16,200	1,947
	Sherwin-Williams Co.			8,605	1,568
					11,197
Telecommunication Services (1.9%)
*	Crown Castle International Corp.			85,675	6,257
*	SBA Communications Corp. Class A			8,460	681
					6,938
Total Common Stocks (Cost $267,588)					358,115
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.0%)[1]
Money Market Fund (3.4%)
3	Vanguard Market Liquidity Fund	0.112%		12,443,000	12,443

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.4%)
	Bank of America Securities, LLC
	(Dated 9/30/13, Repurchase Value
	$1,600,000, collateralized by Federal Home
	Loan Bank 0.000%, 12/27/13, with a value
	of $1,633,000)	0.080%	10/1/13	1,600,000	1,600
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes		0.070%	3/12/14	100,000	100

[5,6] Freddie Mac Discount Notes	0.073%	11/12/13	500,000	500
				600
Total Temporary Cash Investments (Cost $14,643)				14,643
Total Investments (100.5%) (Cost $282,231)				372,758
Other Assets and Liabilities-Net (-0.5%)				(1,816)
Net Assets (100%)				370,942

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.7% and 0.8%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Vanguard Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	358,115	—	—
Temporary Cash Investments	12,443	2,200	—
Futures Contracts—Liabilities[1]	(77)	—	—
Total	370,481	2,200	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Growth Portfolio

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2013	25	10,464	(82)
E-mini S&P Midcap Index	December 2013	10	1,241

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At September 30, 2013, the cost of investment securities for tax purposes was $282,231,000. Net unrealized appreciation of investment securities for tax purposes was $90,527,000, consisting of unrealized gains of $93,405,000 on securities that had risen in value since their purchase and $2,878,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.5%)[1]
Argentina (0.5%)
MercadoLibre Inc.	70,500	9,511

Australia (2.6%)
Fortescue Metals Group Ltd.	3,754,779	16,723
Brambles Ltd.	1,797,835	15,289
Woodside Petroleum Ltd.	263,541	9,430
James Hardie Industries plc	762,900	7,599
Cochlear Ltd.	80,563	4,550
Newcrest Mining Ltd.	143,017	1,573
		55,164
Brazil (2.9%)
BM&FBovespa SA	2,492,100	13,921
Itau Unibanco Holding SA ADR	796,207	11,242
Vale SA Class B ADR	619,600	8,804
Vale SA Prior Pfd.	480,000	6,831
Petroleo Brasileiro SA Prior Pfd.	759,000	6,288
Raia Drogasil SA	600,697	4,968
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	104,643	4,816
Banco do Brasil SA	318,086	3,710
		60,580
Canada (2.2%)
Toronto-Dominion Bank	207,921	18,720
Suncor Energy Inc.	373,066	13,339
Bank of Nova Scotia	100,000	5,728
Canadian Pacific Railway Ltd.	43,428	5,358
First Quantum Minerals Ltd.	88,346	1,645
Sherritt International Corp.	365,131	1,368
* Dominion Diamond Corp.	60,600	741
		46,899
Chile (0.2%)
Sociedad Quimica y Minera de Chile SA ADR	105,400	3,220

China (8.5%)
* Baidu Inc. ADR	407,400	63,220
Tencent Holdings Ltd.	1,156,000	60,792
CNOOC Ltd.	5,507,500	11,158
* Youku Tudou Inc. ADR	226,911	6,217
New Oriental Education & Technology Group ADR	227,400	5,662
China Overseas Land & Investment Ltd.	1,882,000	5,566
China Construction Bank Corp.	6,415,000	4,944
Shandong Weigao Group Medical Polymer Co. Ltd.	4,872,000	4,783
Mindray Medical International Ltd. ADR	117,000	4,550
Yingde Gases Group Co. Ltd.	4,529,000	4,436
Beijing Enterprises Holdings Ltd.	594,000	4,295
Belle International Holdings Ltd.	2,629,000	3,823
*,^ Chaoda Modern Agriculture Holdings Ltd.	1,971,135	227
		179,673

Denmark (1.7%)
Novo Nordisk A/S Class B	102,814	17,413
Novozymes A/S	353,250	13,520
AP Moeller - Maersk A/S Class B	465	4,265
		35,198
France (7.5%)
L'Oreal SA	177,874	30,532
Kering	112,662	25,248
Schneider Electric SA	209,028	17,688
Sanofi	149,511	15,142
Essilor International SA	108,863	11,708
BNP Paribas SA	144,108	9,748
Publicis Groupe SA	105,804	8,417
European Aeronautic Defence and Space Co. NV	130,000	8,284
Vallourec SA	137,538	8,241
^ Total SA	123,000	7,129
Societe Generale SA	142,460	7,097
Arkema SA	41,417	4,615
Safran SA	69,867	4,303
		158,152
Germany (5.4%)
Porsche Automobil Holding SE Prior Pfd.	178,032	15,541
HeidelbergCement AG	188,659	14,578
Adidas AG	114,233	12,391
Volkswagen AG	52,448	11,898
SAP AG	102,500	7,580
Fresenius Medical Care AG & Co. KGaA	116,000	7,542
Wincor Nixdorf AG	113,000	7,051
MTU Aero Engines AG	75,000	7,002
Daimler AG	82,271	6,415
GEA Group AG	144,701	5,947
Infineon Technologies AG	568,596	5,699
* Aixtron SE	274,000	4,625
Symrise AG	94,989	4,207
^ SMA Solar Technology AG	79,219	2,714
		113,190
Hong Kong (3.9%)
AIA Group Ltd.	10,431,800	49,087
Jardine Matheson Holdings Ltd.	223,389	12,269
Hong Kong Exchanges and Clearing Ltd.	553,160	8,875
Techtronic Industries Co.	2,063,652	5,380
Hang Lung Properties Ltd.	1,540,000	5,244
Esprit Holdings Ltd.	694,330	1,112
		81,967
India (1.2%)
Tata Motors Ltd.	1,147,691	6,131
Idea Cellular Ltd.	2,211,506	5,949
Housing Development Finance Corp.	467,200	5,707
HDFC Bank Ltd.	407,836	3,875
Zee Entertainment Enterprises Ltd.	860,652	3,145
		24,807

Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	4,643,000	3,188

Ireland (0.3%)
Kerry Group plc Class A	81,658	4,969
Kerry Group plc Class A (London Shares)	36,842	2,226
		7,195
Israel (0.8%)
* Check Point Software Technologies Ltd.	280,685	15,876

Italy (2.1%)
UniCredit SPA	3,920,009	25,033
* Fiat SPA	2,445,936	19,519
		44,552
Japan (10.5%)
Softbank Corp.	736,100	51,120
SMC Corp.	139,800	33,366
Rakuten Inc.	2,164,800	32,861
^ Astellas Pharma Inc.	320,300	16,361
Sumitomo Mitsui Financial Group Inc.	308,200	14,925
Toyota Motor Corp.	158,000	10,134
Suzuki Motor Corp.	372,200	8,971
Seven & I Holdings Co. Ltd.	194,000	7,112
FANUC Corp.	38,800	6,430
Hitachi Ltd.	962,000	6,374
MISUMI Group Inc.	214,000	6,221
Kyocera Corp.	111,600	5,951
East Japan Railway Co.	61,100	5,266
Canon Inc.	158,000	5,059
Sysmex Corp.	75,000	4,796
Sekisui Chemical Co. Ltd.	366,000	3,733
^ Gree Inc.	295,400	2,300
		220,980
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,299

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV	1,407,678	8,789

Netherlands (0.5%)
Heineken NV	80,765	5,722
* ING Groep NV	344,065	3,904
TNT Express NV	159,861	1,459
		11,085
Norway (1.4%)
Statoil ASA	627,309	14,248
Schibsted ASA	190,806	9,838
DNB ASA	351,933	5,344
		29,430

Peru (0.7%)
Credicorp Ltd.	121,189	15,568

Portugal (0.3%)
Jeronimo Martins SGPS SA	343,323	7,046

Russia (0.8%)
Magnit OJSC GDR	104,000	6,420
Mail.ru Group Ltd. GDR	139,000	5,309
Sberbank of Russia ADR	337,020	4,055
		15,784
Singapore (0.5%)
DBS Group Holdings Ltd.	401,766	5,259
Singapore Exchange Ltd.	849,000	4,918
		10,177
South Africa (0.5%)
MTN Group Ltd.	225,000	4,394
Sasol Ltd.	80,000	3,819
Impala Platinum Holdings Ltd.	225,800	2,788
		11,001
South Korea (3.4%)
Samsung Electronics Co. Ltd.	24,926	31,706
NAVER Corp.	29,269	15,161
^ Celltrion Inc.	193,438	8,415
Hankook Tire Co. Ltd.	103,000	5,885
Hyundai Motor Co.	19,839	4,629
Hyundai Mobis	14,768	3,929
Shinhan Financial Group Co. Ltd.	64,972	2,643
		72,368
Spain (4.8%)
Inditex SA	269,869	41,628
* Banco Santander SA	2,817,039	22,968
Banco Popular Espanol SA	4,233,099	22,724
Distribuidora Internacional de Alimentacion SA	1,042,889	9,041
Banco Bilbao Vizcaya Argentaria SA	490,221	5,482
* Banco Bilbao Vizcaya Argentaria SA Rights Exp. 10/14/2013	490,221	67
		101,910
Sweden (5.7%)
Atlas Copco AB Class A	1,519,939	44,526
Svenska Handelsbanken AB Class A	618,777	26,474
Alfa Laval AB	537,369	12,971
Sandvik AB	803,595	11,099
Investment AB Kinnevik	281,338	9,740
Telefonaktiebolaget LM Ericsson Class B	657,000	8,750
Elekta AB Class B	443,669	7,154
		120,714
Switzerland (7.0%)
Syngenta AG	78,279	31,993
Roche Holding AG	93,469	25,225
* Cie Financiere Richemont SA	203,849	20,425
Geberit AG	55,740	15,061
ABB Ltd.	417,882	9,870
Novartis AG	117,000	8,999
Nestle SA	113,000	7,880
Credit Suisse Group AG	248,863	7,611

Zurich Insurance Group AG			28,900	7,450
Swatch Group AG (Bearer)			10,465	6,740
Holcim Ltd.			86,000	6,412
				147,666
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.			4,428,204	15,079

Thailand (0.4%)
Kasikornbank PCL			1,324,700	7,415

Turkey (0.9%)
Turkiye Garanti Bankasi AS			3,656,363	14,424
BIM Birlesik Magazalar AS			261,780	5,390
				19,814
United Kingdom (15.3%)
Prudential plc			1,734,947	32,277
Rolls-Royce Holdings plc			1,767,953	31,809
Standard Chartered plc			1,304,197	31,246
ARM Holdings plc			1,807,000	28,923
Diageo plc			573,289	18,223
Meggitt plc			1,857,900	16,502
BG Group plc			787,252	15,028
HSBC Holdings plc			1,327,983	14,373
Aggreko plc			520,595	13,510
Vodafone Group plc			3,610,543	12,672
BHP Billiton plc			409,378	12,042
WPP plc			553,516	11,375
Shire plc			236,412	9,458
Inchcape plc			882,000	8,709
Unilever plc			209,000	8,126
Ultra Electronics Holdings plc			250,000	7,642
G4S plc			1,753,200	7,222
British American Tobacco plc			128,655	6,771
Centrica plc			1,104,480	6,610
Carnival plc			193,000	6,539
Burberry Group plc			246,641	6,526
Barclays plc			1,411,859	6,034
AZ Electronic Materials SA			950,000	4,536
Spectris plc			94,644	3,378
Capita plc			199,971	3,223
* Barclays plc Rights Exp. 10/2/2013			307,984	403
				323,157
United States (1.6%)
* Amazon.com Inc.			109,200	34,141
Total Common Stocks (Cost $1,584,398)				2,012,595
	Coupon
Temporary Cash Investments (5.6%)[1]
Money Market Fund (5.4%)
[2,3] Vanguard Market Liquidity Fund	0.112%		112,483,828	112,484

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.045%	12/27/13	500	500

[5,6] Freddie Mac Discount Notes	0.110%	10/16/13	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.063%	3/17/14	3,000	2,997
				4,497
Total Temporary Cash Investments (Cost $116,983)				116,981
Total Investments (101.1%) (Cost $1,701,381)				2,129,576
Other Assets and Liabilities-Net (-1.1%)[3]				(23,171)
Net Assets (100%)				2,106,405

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,254,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.9% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $20,404,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,098,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard International Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	178,708	—	—
Common Stocks—Other	95,525	1,738,362	—
Temporary Cash Investments	112,484	4,497	—
Futures Contracts—Liabilities[1]	(635)	—	—
Forward Currency Contracts—Assets	—	1,038	—
Forward Currency Contracts—Liabilities	—	(20)	—
Total	386,082	1,743,877	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The portfolio may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if

Vanguard International Portfolio

the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	December 2013	211	21,970	(488)
Dow Jones EURO STOXX 50 Index	December 2013	561	21,863	51
Topix Index	December 2013	138	16,827	224
S&P ASX 200 Index	December 2013	76	9,279	(42)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2013, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Morgan Stanley Capital
Services Inc.	12/27/13	GBP	13,871USD	22,044	399
Morgan Stanley Capital
Services Inc.	12/27/13	EUR	16,098USD	21,497	287
Morgan Stanley Capital
Services Inc.	12/17/13	JPY	1,627,309USD	16,212	352
Morgan Stanley Capital
Services Inc.	12/24/13	AUD	9,971USD	9,270	(20)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Vanguard International Portfolio

At September 30, 2013, the counterparty had deposited in segregated accounts securities with a value of $908,000 in connection with amounts due to the portfolio for open forward currency contracts.

E. At September 30, 2013, the cost of investment securities for tax purposes was $1,701,479,000. Net unrealized appreciation of investment securities for tax purposes was $428,097,000, consisting of unrealized gains of $517,528,000 on securities that had risen in value since their purchase and $89,431,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (96.1%)[1]
Consumer Discretionary (18.0%)
*	Buffalo Wild Wings Inc.	97,100	10,799
*	Modine Manufacturing Co.	734,650	10,748
*	Outerwall Inc.	206,980	10,347
	Sotheby's	196,300	9,644
	Guess? Inc.	294,700	8,797
	Monro Muffler Brake Inc.	185,900	8,643
*	Fiesta Restaurant Group Inc.	218,600	8,232
	Brunswick Corp.	203,900	8,138
*	Steiner Leisure Ltd.	137,400	8,028
*,^ Black Diamond Inc.		651,700	7,925
*	Crocs Inc.	538,400	7,328
*	Francesca's Holdings Corp.	379,500	7,074
	DSW Inc. Class A	80,000	6,826
	Oxford Industries Inc.	94,800	6,445
*	iRobot Corp.	159,700	6,016
*	BJ's Restaurants Inc.	200,400	5,755
*	Imax Corp.	180,700	5,464
*	Grand Canyon Education Inc.	116,900	4,709
*	MarineMax Inc.	288,300	3,517
*	Gentherm Inc.	170,150	3,246
	Hanesbrands Inc.	50,300	3,134
	Chico's FAS Inc.	179,300	2,987
*	Genesco Inc.	44,700	2,931
	Domino's Pizza Inc.	38,910	2,644
*	AMC Networks Inc. Class A	38,100	2,609
*	Starz	90,000	2,532
	Brinker International Inc.	57,701	2,339
	Cracker Barrel Old Country Store Inc.	22,400	2,313
	Sturm Ruger & Co. Inc.	34,051	2,133
	Buckle Inc.	38,200	2,065
*	Goodyear Tire & Rubber Co.	86,000	1,931
*	Bloomin' Brands Inc.	81,500	1,924
	Regal Entertainment Group Class A	98,600	1,871
	Brown Shoe Co. Inc.	79,600	1,868
*	Red Robin Gourmet Burgers Inc.	25,700	1,827
*	Smith & Wesson Holding Corp.	163,200	1,794
	Tupperware Brands Corp.	20,727	1,790
*	Express Inc.	74,500	1,757
*	Jack in the Box Inc.	43,800	1,752
*	Hibbett Sports Inc.	31,200	1,752
*	Jarden Corp.	35,750	1,730
*	Orbitz Worldwide Inc.	176,100	1,696
*	Lumber Liquidators Holdings Inc.	15,900	1,696
	Foot Locker Inc.	49,000	1,663
	Dillard's Inc. Class A	21,000	1,644
*	Conn's Inc.	32,753	1,639
	PetSmart Inc.	21,455	1,636
*	Overstock.com Inc.	52,900	1,570
	Ryland Group Inc.	36,500	1,480

*	Meritage Homes Corp.	34,000	1,460
	American Eagle Outfitters Inc.	100,600	1,407
	KB Home	78,000	1,406
*	Tenneco Inc.	27,300	1,379
*	Madison Square Garden Co. Class A	23,400	1,359
	International Game Technology	67,500	1,278
	Destination Maternity Corp.	36,500	1,161
	Carter's Inc.	15,000	1,138
	Papa John's International Inc.	13,500	943
*	Bally Technologies Inc.	12,600	908
	PetMed Express Inc.	47,400	772
*	Multimedia Games Holding Co. Inc.	19,400	670
	Polaris Industries Inc.	4,800	620
	Service Corp. International	18,300	341
*	Fossil Group Inc.	2,800	325
*	Visteon Corp.	3,500	265
	Big 5 Sporting Goods Corp.	14,700	236
			222,056
Consumer Staples (2.5%)
	PriceSmart Inc.	68,500	6,524
	Casey's General Stores Inc.	72,400	5,321
	Nu Skin Enterprises Inc. Class A	29,909	2,864
*	Fresh Market Inc.	54,830	2,594
*	Rite Aid Corp.	502,700	2,393
*	Pilgrim's Pride Corp.	114,852	1,928
	Ingredion Inc.	25,100	1,661
*	Green Mountain Coffee Roasters Inc.	21,900	1,650
	Herbalife Ltd.	20,810	1,452
*	Prestige Brands Holdings Inc.	43,300	1,304
*	Fairway Group Holdings Corp.	48,300	1,235
	Sanderson Farms Inc.	18,500	1,207
	Dean Foods Co.	55,200	1,065
*	SUPERVALU Inc.	44,400	365
			31,563
Energy (1.9%)
*	Key Energy Services Inc.	544,400	3,969
*	Clean Energy Fuels Corp.	199,880	2,554
	Targa Resources Corp.	30,600	2,233
	Western Refining Inc.	55,400	1,664
	RPC Inc.	106,500	1,648
	CVR Energy Inc.	41,500	1,599
	Oceaneering International Inc.	19,300	1,568
*	Superior Energy Services Inc.	51,909	1,300
	SEACOR Holdings Inc.	13,200	1,194
	Delek US Holdings Inc.	55,000	1,160
	HollyFrontier Corp.	27,454	1,156
	Alon USA Energy Inc.	91,300	932
*,^ James River Coal Co.		412,400	816
*	Alpha Natural Resources Inc.	127,900	762
*	Newpark Resources Inc.	58,100	735
			23,290
Exchange-Traded Fund (1.0%)
2	Vanguard Small-Cap Growth ETF	104,300	11,938

Financials (3.9%)
	STAG Industrial Inc.	437,000	8,793

* Safeguard Scientifics Inc.	363,591	5,705
Cash America International Inc.	66,100	2,993
* Portfolio Recovery Associates Inc.	42,900	2,571
* Harris & Harris Group Inc.	668,250	2,005
* Credit Acceptance Corp.	17,139	1,899
* World Acceptance Corp.	20,139	1,811
* Arch Capital Group Ltd.	31,900	1,727
Sotherly Hotels Inc.	357,600	1,692
Omega Healthcare Investors Inc.	46,600	1,392
Nelnet Inc. Class A	35,658	1,371
Corrections Corp. of America	35,100	1,213
Apartment Investment & Management Co. Class A	42,600	1,190
Regency Centers Corp.	23,100	1,117
* Ambac Financial Group Inc.	55,700	1,010
Axis Capital Holdings Ltd.	21,700	940
Extra Space Storage Inc.	20,400	933
American Financial Group Inc.	16,400	887
Geo Group Inc.	26,400	878
* FelCor Lodging Trust Inc.	130,700	805
Inland Real Estate Corp.	71,100	727
Federated Investors Inc. Class B	25,700	698
* Realogy Holdings Corp.	15,700	675
Montpelier Re Holdings Ltd.	25,000	651
CoreSite Realty Corp.	18,700	635
Ryman Hospitality Properties Inc.	18,300	632
Rayonier Inc.	10,823	602
Universal Health Realty Income Trust	12,800	536
MarketAxess Holdings Inc.	8,900	534
Oritani Financial Corp.	31,500	519
GAMCO Investors Inc.	6,008	456
Sovran Self Storage Inc.	4,100	310
* Nationstar Mortgage Holdings Inc.	4,500	253
Federal Realty Investment Trust	2,300	233
HCI Group Inc.	5,100	208
Tree.com Inc.	2,600	68
		48,669
Health Care (17.1%)
* Alkermes plc	544,050	18,291
West Pharmaceutical Services Inc.	397,400	16,353
* Santarus Inc.	619,750	13,988
* Bruker Corp.	463,500	9,571
* Isis Pharmaceuticals Inc.	213,350	8,009
* Align Technology Inc.	143,250	6,893
* BioMarin Pharmaceutical Inc.	91,200	6,586
* Nektar Therapeutics	604,600	6,318
* Onyx Pharmaceuticals Inc.	49,200	6,134
* Cynosure Inc. Class A	245,573	5,602
* ImmunoGen Inc.	284,350	4,840
* Bio-Rad Laboratories Inc. Class A	41,044	4,825
* Sucampo Pharmaceuticals Inc. Class A	714,500	4,458
* Vascular Solutions Inc.	259,836	4,365
* Gentium SPA ADR	156,400	4,243
* Seattle Genetics Inc.	95,000	4,164
* Syneron Medical Ltd.	468,810	4,041
* Solta Medical Inc.	1,799,300	3,743
* Sarepta Therapeutics Inc.	78,640	3,714
* Zeltiq Aesthetics Inc.	401,930	3,646

	ResMed Inc.	64,300	3,396
*	Harvard Bioscience Inc.	595,200	3,131
*	AcelRx Pharmaceuticals Inc.	271,368	2,923
*	Mettler-Toledo International Inc.	11,991	2,879
*	Cutera Inc.	315,100	2,804
*	Endo Health Solutions Inc.	61,200	2,781
*	Covance Inc.	31,800	2,749
*	United Therapeutics Corp.	34,700	2,736
*	Nanosphere Inc.	1,333,170	2,666
*	Centene Corp.	41,400	2,648
*	Durect Corp.	1,894,850	2,539
*	Luminex Corp.	118,650	2,373
	LeMaitre Vascular Inc.	352,986	2,365
*	PAREXEL International Corp.	46,900	2,356
	Invacare Corp.	128,000	2,211
*	Charles River Laboratories International Inc.	42,800	1,980
	Questcor Pharmaceuticals Inc.	33,685	1,954
*	Cyberonics Inc.	36,100	1,832
	Chemed Corp.	24,800	1,773
*	Molina Healthcare Inc.	47,700	1,698
*	AMN Healthcare Services Inc.	121,018	1,665
*,^ NuPathe Inc.		668,600	1,611
*	MedAssets Inc.	62,900	1,599
*	Sirona Dental Systems Inc.	22,600	1,513
	PDL BioPharma Inc.	174,945	1,394
*	Quintiles Transnational Holdings Inc.	29,400	1,319
*	Brookdale Senior Living Inc. Class A	48,900	1,286
*	Providence Service Corp.	41,700	1,196
*	Addus HomeCare Corp.	39,900	1,156
*	AVEO Pharmaceuticals Inc.	474,651	983
*	Auxilium Pharmaceuticals Inc.	53,800	981
*	Cubist Pharmaceuticals Inc.	12,016	764
*	Salix Pharmaceuticals Ltd.	10,100	676
*,^ Myriad Genetics Inc.		28,000	658
*	Sagent Pharmaceuticals Inc.	30,400	620
*	Alliance HealthCare Services Inc.	18,600	515
*	BioCryst Pharmaceuticals Inc.	60,594	441
	Meridian Bioscience Inc.	16,700	395
*	Thoratec Corp.	10,400	388
	Warner Chilcott plc Class A	16,200	370
	Cantel Medical Corp.	11,100	354
*	Corvel Corp.	9,500	351
*	XOMA Corp.	77,400	347
*	Endocyte Inc.	14,256	190
	HealthSouth Corp.	2,100	72
			210,422
Industrials (13.5%)
*,^ Power Solutions International Inc.		246,524	14,575
	Tennant Co.	162,130	10,052
	Kennametal Inc.	214,149	9,765
	Ceco Environmental Corp.	572,100	8,055
*	RBC Bearings Inc.	118,000	7,775
	Kaman Corp.	202,450	7,665
*	Mobile Mini Inc.	167,300	5,698
*	DXP Enterprises Inc.	71,147	5,618
	Celadon Group Inc.	253,800	4,738
	Douglas Dynamics Inc.	302,300	4,453

*	Genesee & Wyoming Inc. Class A	46,930	4,363
*,^ Titan Machinery Inc.		262,900	4,225
*	InnerWorkings Inc.	406,200	3,989
*	Advisory Board Co.	60,800	3,616
*	51job Inc. ADR	47,285	3,396
	Lincoln Electric Holdings Inc.	46,000	3,065
	Exponent Inc.	41,448	2,978
	Robert Half International Inc.	71,400	2,787
*	Proto Labs Inc.	36,386	2,780
	Alaska Air Group Inc.	40,614	2,543
	Lennox International Inc.	33,500	2,521
	Dun & Bradstreet Corp.	24,000	2,492
	Fortune Brands Home & Security Inc.	57,300	2,385
	Wabtec Corp.	37,350	2,348
	AO Smith Corp.	49,600	2,242
	Generac Holdings Inc.	52,300	2,230
	Cintas Corp.	43,000	2,202
*	Swift Transportation Co.	108,600	2,193
	Mueller Water Products Inc. Class A	272,800	2,180
	EnerSys Inc.	35,900	2,177
	ITT Corp.	59,800	2,150
	Crane Co.	34,700	2,140
	Deluxe Corp.	50,916	2,121
*	US Airways Group Inc.	103,200	1,957
*	USG Corp.	63,900	1,826
*	Taser International Inc.	112,900	1,683
*	MasTec Inc.	54,350	1,647
*	AECOM Technology Corp.	52,000	1,626
	Manitowoc Co. Inc.	72,900	1,427
	Mueller Industries Inc.	25,600	1,425
*	Hertz Global Holdings Inc.	63,600	1,409
*	MRC Global Inc.	50,900	1,364
*	Nortek Inc.	19,431	1,335
	Steelcase Inc. Class A	73,571	1,223
	Copa Holdings SA Class A	8,100	1,123
*	PGT Inc.	102,200	1,013
	Chicago Bridge & Iron Co. NV	14,167	960
	Barrett Business Services Inc.	13,700	922
	Altra Holdings Inc.	28,000	754
*	United Rentals Inc.	7,700	449
	Comfort Systems USA Inc.	23,300	392
	Lindsay Corp.	4,600	375
	IDEX Corp.	5,700	372
*	American Woodmark Corp.	10,700	371
*	Spirit Airlines Inc.	10,100	346
	AMERCO	1,300	239
	Valmont Industries Inc.	1,700	236
	Mine Safety Appliances Co.	3,600	186
	RR Donnelley & Sons Co.	8,400	133
*	National Technical Systems Inc.	600	14
			166,324
Information Technology (34.4%)
	Ubiquiti Networks Inc.	450,400	15,129
*	Euronet Worldwide Inc.	336,210	13,381
*	SPS Commerce Inc.	189,246	12,664
*	Infoblox Inc.	301,700	12,617
*	Perficient Inc.	642,900	11,804

*	Constant Contact Inc.	445,600	10,556
*	ATMI Inc.	370,700	9,831
*	Liquidity Services Inc.	285,500	9,581
	Monotype Imaging Holdings Inc.	333,040	9,545
*	Ultimate Software Group Inc.	63,400	9,345
*	Finisar Corp.	409,700	9,272
*	PROS Holdings Inc.	260,952	8,922
*	Ruckus Wireless Inc.	523,600	8,812
*	PTC Inc.	300,750	8,550
*	Qualys Inc.	380,400	8,137
*	Qlik Technologies Inc.	236,800	8,108
*,^ RealD Inc.		1,152,200	8,065
*	E2open Inc.	355,600	7,965
*	Pandora Media Inc.	314,100	7,893
*	Super Micro Computer Inc.	564,219	7,640
*	TiVo Inc.	556,460	6,922
*	Teradyne Inc.	417,930	6,904
*	Proofpoint Inc.	213,400	6,854
*	RADWARE Ltd.	477,000	6,654
	FEI Co.	72,530	6,368
*	Tangoe Inc.	257,600	6,146
*	Aspen Technology Inc.	170,300	5,884
*,^ Angie's List Inc.		251,400	5,657
*	Global Cash Access Holdings Inc.	718,600	5,612
*	Entropic Communications Inc.	1,260,230	5,520
*	Riverbed Technology Inc.	368,300	5,374
*	OSI Systems Inc.	68,710	5,117
*	Responsys Inc.	303,650	5,010
*	ShoreTel Inc.	819,300	4,949
*	Virtusa Corp.	169,491	4,925
*	Red Hat Inc.	105,900	4,886
*	Silicon Laboratories Inc.	111,500	4,762
*	InvenSense Inc.	267,400	4,712
*	Inphi Corp.	308,900	4,149
*	Cadence Design Systems Inc.	306,000	4,131
*	Aruba Networks Inc.	246,700	4,105
*	Tyler Technologies Inc.	43,600	3,814
*	Mellanox Technologies Ltd.	92,900	3,527
*	BroadSoft Inc.	96,700	3,484
*	Ceva Inc.	195,000	3,364
*	SciQuest Inc.	146,900	3,299
	Monolithic Power Systems Inc.	103,000	3,119
	IPG Photonics Corp.	54,700	3,080
*	Gartner Inc.	49,668	2,980
*	LivePerson Inc.	312,044	2,946
*	Acxiom Corp.	100,800	2,862
*	Rudolph Technologies Inc.	247,500	2,822
*	CommVault Systems Inc.	31,200	2,740
	Broadridge Financial Solutions Inc.	84,900	2,696
	Jack Henry & Associates Inc.	51,800	2,673
*	EPAM Systems Inc.	76,600	2,643
	MAXIMUS Inc.	56,240	2,533
*	Stratasys Ltd.	23,678	2,398
*	Ciena Corp.	94,300	2,356
*	Manhattan Associates Inc.	24,604	2,349
*	Pericom Semiconductor Corp.	299,255	2,334
*	Genpact Ltd.	121,300	2,290

*,^ SunPower Corp. Class A		86,400	2,260
	Heartland Payment Systems Inc.	55,800	2,216
*	Anixter International Inc.	24,895	2,182
*	Vantiv Inc. Class A	74,700	2,087
	LSI Corp.	258,700	2,023
*	Freescale Semiconductor Ltd.	113,000	1,881
*	Applied Micro Circuits Corp.	145,300	1,874
*	Unisys Corp.	73,400	1,849
*	Microsemi Corp.	76,000	1,843
*	Electronics For Imaging Inc.	58,100	1,841
	Booz Allen Hamilton Holding Corp.	91,481	1,767
	DST Systems Inc.	23,400	1,765
*	CACI International Inc. Class A	22,300	1,541
	Total System Services Inc.	51,900	1,527
*	Textura Corp.	35,424	1,526
*	Zebra Technologies Corp.	33,500	1,525
	Blackbaud Inc.	38,600	1,507
*	ARRIS Group Inc.	87,900	1,500
	Mentor Graphics Corp.	62,740	1,466
*	ValueClick Inc.	67,100	1,399
	Plantronics Inc.	26,157	1,205
	Tessco Technologies Inc.	35,200	1,186
*	CoStar Group Inc.	7,000	1,175
*	Calix Inc.	85,500	1,088
*	TeleTech Holdings Inc.	42,100	1,056
*	Interactive Intelligence Group Inc.	15,800	1,003
	AOL Inc.	25,300	875
*	Extreme Networks Inc.	155,600	812
*	ON Semiconductor Corp.	104,900	766
*	Rosetta Stone Inc.	42,800	695
*	Guidance Software Inc.	74,000	671
*	VeriFone Systems Inc.	28,770	658
*	Synaptics Inc.	14,700	651
	Pegasystems Inc.	16,300	649
*	CalAmp Corp.	34,516	609
*	Silicon Graphics International Corp.	33,400	543
*	Advanced Micro Devices Inc.	138,575	527
*	AVG Technologies NV	20,400	488
	Lender Processing Services Inc.	12,900	429
*	Comverse Inc.	10,300	329
	Daktronics Inc.	24,500	274
			424,035
Materials (3.4%)
	Schweitzer-Mauduit International Inc.	180,186	10,907
*	OM Group Inc.	177,200	5,986
	Packaging Corp. of America	51,400	2,934
	Valspar Corp.	42,900	2,721
*	Owens-Illinois Inc.	81,000	2,432
	NewMarket Corp.	7,707	2,219
	Westlake Chemical Corp.	19,700	2,062
*	Louisiana-Pacific Corp.	115,600	2,033
	Avery Dennison Corp.	44,300	1,928
*	Graphic Packaging Holding Co.	216,000	1,849
	Ball Corp.	32,710	1,468
	Rock Tenn Co. Class A	13,100	1,327
*	Ferro Corp.	137,400	1,252
*	Berry Plastics Group Inc.	50,000	998

* WR Grace & Co.			8,700	760
International Flavors & Fragrances Inc.			8,100	667
				41,543
Telecommunication Services (0.2%)
Atlantic Tele-Network Inc.			32,800	1,710
IDT Corp. Class B			29,500	524
NTELOS Holdings Corp.			19,800	372
				2,606
Utilities (0.2%)
American States Water Co.			59,400	1,637
Otter Tail Corp.			39,100	1,079
				2,716
Total Common Stocks (Cost $941,354)				1,185,162

	Coupon
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.4%)
[3,4] Vanguard Market Liquidity Fund	0.112%		66,902,000	66,902

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/25/13	1,600	1,600
[5,6] Federal Home Loan Bank Discount Notes	0.100%	11/13/13	100	100
[6,7] Freddie Mac Discount Notes	0.090%	10/28/13	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.095%	11/18/13	100	100
				2,800
Total Temporary Cash Investments (Cost $69,702)				69,702
Total Investments (101.8%) (Cost $1,011,056)				1,254,864
Other Assets and Liabilities-Net (-1.8%)[4]				(21,716)
Net Assets (100%)				1,233,148

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,203,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.5% and 3.3%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $6,774,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Vanguard Small Company Growth Portfolio

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,185,162	—	—
Temporary Cash Investments	66,902	2,800	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	1,252,056	2,800	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Small Company Growth Portfolio

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	278	29,785	296

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $1,011,056,000. Net unrealized appreciation of investment securities for tax purposes was $243,808,000, consisting of unrealized gains of $303,151,000 on securities that had risen in value since their purchase and $59,343,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Funds (28.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	713,396	20,339
Vanguard Extended Market Index Fund Investor Shares	90,517	5,285
		25,624
International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	680,257	10,966

U.S. Bond Fund (48.2%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	3,755,009	44,159

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Investor Shares	1,115,444	11,043
Total Investments (100.3%) (Cost $90,479)		91,792
Other Assets and Liabilities-Net (-0.3%)		(300)
Net Assets (100%)		91,492

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2013, the cost of investment securities for tax purposes was $90,479,000. Net unrealized appreciation of investment securities for tax purposes was $1,313,000, consisting of unrealized gains of $3,709,000 on securities that had risen in value since their purchase and $2,396,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (12.4%)
*	Amazon.com Inc.	71,982	22,504
	Comcast Corp. Class A	482,145	21,769
	Home Depot Inc.	278,564	21,129
	Walt Disney Co.	323,135	20,839
	McDonald's Corp.	194,389	18,702
	Twenty-First Century Fox Inc.	386,330	12,942
	Ford Motor Co.	766,281	12,927
	Time Warner Inc.	178,936	11,776
	Starbucks Corp.	146,101	11,245
	NIKE Inc. Class B	145,439	10,565
*	priceline.com Inc.	10,009	10,119
	Lowe's Cos. Inc.	204,601	9,741
	Target Corp.	122,704	7,851
	TJX Cos. Inc.	139,125	7,845
	Viacom Inc. Class B	84,426	7,056
*	General Motors Co.	183,027	6,584
	Time Warner Cable Inc.	55,493	6,193
	Yum! Brands Inc.	86,745	6,193
	CBS Corp. Class B	109,317	6,030
*	DIRECTV	99,202	5,927
	Johnson Controls Inc.	133,025	5,521
*	Discovery Communications Inc. Class A	45,018	3,800
*	Netflix Inc.	11,423	3,532
	VF Corp.	17,025	3,389
*	Dollar General Corp.	58,088	3,280
*	Bed Bath & Beyond Inc.	42,208	3,265
	Delphi Automotive plc	55,119	3,220
	Macy's Inc.	73,423	3,177
	Omnicom Group Inc.	50,015	3,173
	Ross Stores Inc.	42,276	3,078
	Coach Inc.	54,861	2,992
*	AutoZone Inc.	6,933	2,931
	L Brands Inc.	47,113	2,879
	Mattel Inc.	67,358	2,820
	Carnival Corp.	85,525	2,792
	Harley-Davidson Inc.	43,236	2,778
*	O'Reilly Automotive Inc.	21,127	2,696
*	Chipotle Mexican Grill Inc. Class A	6,026	2,583
	Starwood Hotels & Resorts Worldwide Inc.	37,947	2,522
	Wynn Resorts Ltd.	15,815	2,499
*	Dollar Tree Inc.	43,128	2,465
	Genuine Parts Co.	30,218	2,444
	Whirlpool Corp.	15,425	2,259
	BorgWarner Inc.	22,225	2,253
	Gap Inc.	53,809	2,167
*	CarMax Inc.	43,287	2,098
	Kohl's Corp.	39,671	2,053
	Best Buy Co. Inc.	52,391	1,965
	Ralph Lauren Corp. Class A	11,832	1,949

Staples Inc.	129,451	1,896
PVH Corp.	15,805	1,876
Marriott International Inc. Class A	44,404	1,868
Scripps Networks Interactive Inc. Class A	21,071	1,646
Tiffany & Co.	21,407	1,640
* TripAdvisor Inc.	21,517	1,632
Wyndham Worldwide Corp.	25,976	1,584
Nordstrom Inc.	28,146	1,582
* News Corp. Class A	97,223	1,561
Newell Rubbermaid Inc.	56,335	1,549
PetSmart Inc.	20,187	1,539
H&R Block Inc.	53,018	1,413
Interpublic Group of Cos. Inc.	82,167	1,412
Family Dollar Stores Inc.	18,972	1,366
Gannett Co. Inc.	44,732	1,198
Darden Restaurants Inc.	25,249	1,169
Comcast Corp.	26,563	1,152
Lennar Corp. Class A	32,145	1,138
* Fossil Group Inc.	9,759	1,134
GameStop Corp. Class A	22,809	1,132
PulteGroup Inc.	68,325	1,127
Garmin Ltd.	24,115	1,090
Expedia Inc.	21,017	1,088
* Goodyear Tire & Rubber Co.	47,984	1,077
DR Horton Inc.	54,827	1,065
Hasbro Inc.	22,490	1,060
International Game Technology	50,943	964
Harman International Industries Inc.	13,252	878
Leggett & Platt Inc.	27,744	837
* Urban Outfitters Inc.	21,509	791
Cablevision Systems Corp. Class A	42,223	711
* AutoNation Inc.	12,581	656
Abercrombie & Fitch Co.	15,239	539
* JC Penney Co. Inc.	59,467	525
Washington Post Co. Class B	832	509
		362,921
Consumer Staples (10.0%)
Procter & Gamble Co.	532,724	40,269
Coca-Cola Co.	741,587	28,091
Philip Morris International Inc.	314,800	27,259
PepsiCo Inc.	299,996	23,850
Wal-Mart Stores Inc.	316,629	23,418
CVS Caremark Corp.	238,861	13,555
Altria Group Inc.	389,875	13,392
Mondelez International Inc. Class A	346,355	10,882
Colgate-Palmolive Co.	171,346	10,161
Costco Wholesale Corp.	84,772	9,759
Walgreen Co.	169,035	9,094
Kimberly-Clark Corp.	74,412	7,011
Kraft Foods Group Inc.	115,820	6,074
General Mills Inc.	125,114	5,995
Archer-Daniels-Midland Co.	128,512	4,734
Whole Foods Market Inc.	72,340	4,232
Kroger Co.	100,719	4,063
Sysco Corp.	114,108	3,632
Estee Lauder Cos. Inc. Class A	49,568	3,465
Lorillard Inc.	73,049	3,271

Reynolds American Inc.	61,503	3,000
Mead Johnson Nutrition Co.	39,481	2,932
Kellogg Co.	49,818	2,926
Hershey Co.	28,990	2,682
ConAgra Foods Inc.	82,471	2,502
Brown-Forman Corp. Class B	31,775	2,165
JM Smucker Co.	20,495	2,153
Clorox Co.	25,387	2,075
Beam Inc.	31,451	2,033
Coca-Cola Enterprises Inc.	48,565	1,953
* Constellation Brands Inc. Class A	32,405	1,860
Dr Pepper Snapple Group Inc.	39,842	1,786
Avon Products Inc.	84,436	1,739
McCormick & Co. Inc.	25,765	1,667
Tyson Foods Inc. Class A	54,332	1,536
Molson Coors Brewing Co. Class B	30,560	1,532
Safeway Inc.	46,892	1,500
Campbell Soup Co.	34,816	1,417
* Monster Beverage Corp.	26,422	1,381
Hormel Foods Corp.	26,260	1,106
		292,152
Energy (10.4%)
Exxon Mobil Corp.	856,227	73,670
Chevron Corp.	375,754	45,654
Schlumberger Ltd.	257,305	22,735
ConocoPhillips	237,887	16,536
Occidental Petroleum Corp.	156,739	14,661
Anadarko Petroleum Corp.	97,709	9,086
EOG Resources Inc.	52,941	8,962
Halliburton Co.	164,470	7,919
Phillips 66	118,840	6,871
Apache Corp.	78,489	6,683
National Oilwell Varco Inc.	83,322	6,508
Pioneer Natural Resources Co.	26,907	5,080
Marathon Oil Corp.	138,383	4,827
Williams Cos. Inc.	132,631	4,822
Noble Energy Inc.	69,686	4,670
Kinder Morgan Inc.	130,927	4,657
Spectra Energy Corp.	129,833	4,444
Hess Corp.	56,286	4,353
Devon Energy Corp.	74,123	4,281
Baker Hughes Inc.	86,185	4,232
Marathon Petroleum Corp.	60,752	3,908
Valero Energy Corp.	105,735	3,611
Cabot Oil & Gas Corp.	81,524	3,042
* Cameron International Corp.	47,957	2,799
EQT Corp.	29,357	2,605
* FMC Technologies Inc.	46,310	2,567
Chesapeake Energy Corp.	98,943	2,561
* Southwestern Energy Co.	68,475	2,491
Ensco plc Class A	45,429	2,442
Range Resources Corp.	31,881	2,419
Murphy Oil Corp.	34,237	2,065
Noble Corp.	49,289	1,862
CONSOL Energy Inc.	44,506	1,498
Helmerich & Payne Inc.	20,728	1,429
* Denbury Resources Inc.	72,803	1,340

Tesoro Corp.	26,463	1,164
QEP Resources Inc.	34,900	966
Peabody Energy Corp.	52,585	907
* Rowan Cos. plc Class A	24,258	891
Diamond Offshore Drilling Inc.	13,576	846
Nabors Industries Ltd.	50,631	813
* WPX Energy Inc.	38,922	750
* Newfield Exploration Co.	26,438	724
		304,351
Financials (16.1%)
Wells Fargo & Co.	939,860	38,835
JPMorgan Chase & Co.	732,232	37,849
* Berkshire Hathaway Inc. Class B	318,563	36,160
Bank of America Corp.	2,089,846	28,840
Citigroup Inc.	591,527	28,695
American International Group Inc.	287,160	13,965
American Express Co.	180,390	13,623
US Bancorp	357,782	13,088
Goldman Sachs Group Inc.	81,156	12,840
MetLife Inc.	217,768	10,224
Simon Property Group Inc.	60,318	8,941
Capital One Financial Corp.	113,828	7,825
PNC Financial Services Group Inc.	103,296	7,484
Morgan Stanley	270,416	7,288
Prudential Financial Inc.	90,565	7,062
Bank of New York Mellon Corp.	223,768	6,756
BlackRock Inc.	24,498	6,630
ACE Ltd.	66,293	6,202
Travelers Cos. Inc.	72,551	6,150
State Street Corp.	86,700	5,700
American Tower Corporation	76,640	5,681
Aflac Inc.	90,364	5,602
Charles Schwab Corp.	224,761	4,751
Discover Financial Services	93,943	4,748
Marsh & McLennan Cos. Inc.	106,771	4,650
BB&T Corp.	136,895	4,620
Allstate Corp.	89,984	4,549
Public Storage	28,099	4,511
CME Group Inc.	61,035	4,509
Aon plc	59,886	4,458
Chubb Corp.	49,573	4,425
Franklin Resources Inc.	78,924	3,990
Prologis Inc.	97,321	3,661
T. Rowe Price Group Inc.	50,639	3,642
HCP Inc.	88,731	3,633
* Berkshire Hathaway Inc. Class A	21	3,579
Ameriprise Financial Inc.	38,627	3,518
Ventas Inc.	57,197	3,518
McGraw Hill Financial Inc.	53,445	3,505
Equity Residential	65,004	3,482
Health Care REIT Inc.	55,631	3,470
SunTrust Banks Inc.	105,131	3,408
Weyerhaeuser Co.	113,255	3,242
Boston Properties Inc.	29,587	3,163
Fifth Third Bancorp	173,314	3,127
AvalonBay Communities Inc.	23,720	3,015
Progressive Corp.	108,079	2,943

Vornado Realty Trust	33,994	2,857
M&T Bank Corp.	25,201	2,820
Loews Corp.	59,327	2,773
Hartford Financial Services Group Inc.	88,864	2,765
Invesco Ltd.	85,954	2,742
Moody's Corp.	37,840	2,661
Host Hotels & Resorts Inc.	146,618	2,591
* IntercontinentalExchange Inc.	14,189	2,574
Regions Financial Corp.	272,653	2,525
Northern Trust Corp.	44,147	2,401
Principal Financial Group Inc.	53,264	2,281
Lincoln National Corp.	51,650	2,169
SLM Corp.	85,135	2,120
KeyCorp	177,282	2,021
NYSE Euronext	47,301	1,986
XL Group plc Class A	55,743	1,718
Leucadia National Corp.	61,314	1,670
Kimco Realty Corp.	79,722	1,609
Unum Group	51,223	1,559
Macerich Co.	27,477	1,551
Plum Creek Timber Co. Inc.	31,669	1,483
Comerica Inc.	36,328	1,428
Cincinnati Financial Corp.	28,715	1,354
Huntington Bancshares Inc.	160,845	1,329
Torchmark Corp.	17,656	1,277
* CBRE Group Inc. Class A	54,116	1,252
* Genworth Financial Inc. Class A	96,289	1,232
Zions Bancorporation	35,995	987
* E*TRADE Financial Corp.	56,051	925
People's United Financial Inc.	61,926	890
Hudson City Bancorp Inc.	92,404	836
Apartment Investment & Management Co. Class A	28,533	797
Assurant Inc.	14,487	784
NASDAQ OMX Group Inc.	22,117	710
Legg Mason Inc.	20,924	700
		472,934
Health Care (13.0%)
Johnson & Johnson	548,189	47,522
Pfizer Inc.	1,287,770	36,972
Merck & Co. Inc.	569,261	27,102
* Gilead Sciences Inc.	297,738	18,710
Amgen Inc.	146,546	16,404
Bristol-Myers Squibb Co.	320,196	14,819
UnitedHealth Group Inc.	197,700	14,157
AbbVie Inc.	308,330	13,792
* Celgene Corp.	79,940	12,305
* Biogen Idec Inc.	46,228	11,130
Medtronic Inc.	193,992	10,330
Abbott Laboratories	302,230	10,031
* Express Scripts Holding Co.	158,310	9,780
Eli Lilly & Co.	192,809	9,704
Baxter International Inc.	105,493	6,930
Thermo Fisher Scientific Inc.	70,039	6,454
McKesson Corp.	44,544	5,715
Covidien plc	89,286	5,441
Allergan Inc.	57,825	5,230
WellPoint Inc.	58,258	4,871

* Regeneron Pharmaceuticals Inc.	15,153	4,741
Aetna Inc.	72,286	4,628
* Alexion Pharmaceuticals Inc.	38,043	4,419
* Actavis Inc.	29,761	4,286
Cigna Corp.	54,809	4,213
Stryker Corp.	57,288	3,872
Becton Dickinson and Co.	37,639	3,765
* Vertex Pharmaceuticals Inc.	45,585	3,456
Cardinal Health Inc.	66,169	3,451
Agilent Technologies Inc.	64,531	3,307
* Boston Scientific Corp.	261,162	3,066
Zoetis Inc.	97,671	3,040
* Cerner Corp.	57,176	3,005
St. Jude Medical Inc.	55,679	2,987
* Intuitive Surgical Inc.	7,752	2,917
Humana Inc.	30,414	2,839
* Mylan Inc.	74,358	2,838
AmerisourceBergen Corp. Class A	45,006	2,750
Zimmer Holdings Inc.	32,808	2,695
* Life Technologies Corp.	33,554	2,511
Perrigo Co.	18,154	2,240
* DaVita HealthCare Partners Inc.	34,504	1,963
* Forest Laboratories Inc.	45,868	1,963
Quest Diagnostics Inc.	29,580	1,828
* Waters Corp.	16,707	1,774
CR Bard Inc.	15,264	1,758
* Laboratory Corp. of America Holdings	17,532	1,738
* Varian Medical Systems Inc.	20,772	1,552
* CareFusion Corp.	41,875	1,545
* Edwards Lifesciences Corp.	21,661	1,508
* Hospira Inc.	32,217	1,264
DENTSPLY International Inc.	27,904	1,211
Tenet Healthcare Corp.	20,094	828
PerkinElmer Inc.	21,756	821
Patterson Cos. Inc.	16,400	659
Warner Chilcott plc Class A	24,375	557
HealthSouth Corp.	301	10
		379,404
Industrials (10.7%)
General Electric Co.	1,981,016	47,326
United Technologies Corp.	164,138	17,697
Boeing Co.	134,956	15,857
3M Co.	126,217	15,072
Union Pacific Corp.	90,183	14,009
United Parcel Service Inc. Class B	140,495	12,837
Honeywell International Inc.	152,623	12,674
Caterpillar Inc.	123,733	10,316
Emerson Electric Co.	138,910	8,987
Danaher Corp.	116,292	8,061
Lockheed Martin Corp.	52,546	6,702
FedEx Corp.	57,855	6,602
Precision Castparts Corp.	28,290	6,429
Eaton Corp. plc	92,177	6,345
Illinois Tool Works Inc.	80,092	6,109
Deere & Co.	74,391	6,055
General Dynamics Corp.	64,632	5,657
CSX Corp.	198,549	5,111

Raytheon Co.	62,910	4,848
Norfolk Southern Corp.	60,861	4,708
Cummins Inc.	33,784	4,489
Northrop Grumman Corp.	44,647	4,253
Delta Air Lines Inc.	166,532	3,928
PACCAR Inc.	69,030	3,842
Waste Management Inc.	84,935	3,503
Ingersoll-Rand plc	52,479	3,408
Parker Hannifin Corp.	29,112	3,165
Tyco International Ltd.	89,835	3,142
WW Grainger Inc.	11,990	3,138
Dover Corp.	33,354	2,996
Rockwell Automation Inc.	26,956	2,883
Stanley Black & Decker Inc.	31,227	2,828
Fastenal Co.	53,368	2,682
Roper Industries Inc.	19,357	2,572
Pentair Ltd.	38,874	2,524
Kansas City Southern	21,457	2,346
Fluor Corp.	31,776	2,255
AMETEK Inc.	47,804	2,200
Southwest Airlines Co.	137,889	2,008
* Stericycle Inc.	16,812	1,940
CH Robinson Worldwide Inc.	30,882	1,839
Rockwell Collins Inc.	26,461	1,796
Expeditors International of Washington Inc.	40,358	1,778
Republic Services Inc. Class A	53,002	1,768
Flowserve Corp.	27,344	1,706
Pall Corp.	21,712	1,673
L-3 Communications Holdings Inc.	17,281	1,633
ADT Corp.	38,978	1,585
Nielsen Holdings NV	42,045	1,533
Textron Inc.	54,290	1,499
* Jacobs Engineering Group Inc.	25,472	1,482
Masco Corp.	69,455	1,478
Equifax Inc.	23,520	1,408
* Quanta Services Inc.	41,394	1,139
Snap-on Inc.	11,336	1,128
Robert Half International Inc.	27,139	1,059
Joy Global Inc.	20,745	1,059
Cintas Corp.	19,850	1,016
Xylem Inc.	36,048	1,007
Iron Mountain Inc.	32,604	881
Dun & Bradstreet Corp.	7,467	775
Pitney Bowes Inc.	39,358	716
Ryder System Inc.	10,083	602
		312,064
Information Technology (17.8%)
Apple Inc.	176,727	84,255
Microsoft Corp.	1,474,544	49,117
* Google Inc. Class A	54,412	47,660
International Business Machines Corp.	200,252	37,083
Cisco Systems Inc.	1,042,943	24,426
Oracle Corp.	693,577	23,006
QUALCOMM Inc.	333,689	22,477
Intel Corp.	969,089	22,212
Visa Inc. Class A	100,352	19,177
Mastercard Inc. Class A	20,175	13,573

* eBay Inc.	226,574	12,641
EMC Corp.	404,754	10,346
Accenture plc Class A	125,365	9,232
Texas Instruments Inc.	214,169	8,625
Hewlett-Packard Co.	373,640	7,839
Automatic Data Processing Inc.	93,833	6,792
* Yahoo! Inc.	184,479	6,117
* Salesforce.com Inc.	106,620	5,535
* Cognizant Technology Solutions Corp. Class A	58,472	4,802
* Adobe Systems Inc.	90,679	4,710
TE Connectivity Ltd.	80,579	4,172
Corning Inc.	283,588	4,138
Applied Materials Inc.	234,204	4,108
Dell Inc.	286,504	3,945
Intuit Inc.	57,659	3,823
* Micron Technology Inc.	201,399	3,518
Symantec Corp.	136,052	3,367
Analog Devices Inc.	60,703	2,856
NetApp Inc.	66,273	2,825
Broadcom Corp. Class A	107,468	2,795
SanDisk Corp.	46,941	2,793
Motorola Solutions Inc.	46,139	2,740
Seagate Technology plc	60,650	2,653
Fidelity National Information Services Inc.	56,574	2,627
Western Digital Corp.	41,095	2,605
* Citrix Systems Inc.	36,496	2,577
Paychex Inc.	63,199	2,568
* Fiserv Inc.	25,365	2,563
Xilinx Inc.	52,076	2,440
Amphenol Corp. Class A	30,750	2,379
Xerox Corp.	226,317	2,329
Altera Corp.	62,479	2,322
Western Union Co.	107,299	2,002
KLA-Tencor Corp.	32,393	1,971
* Juniper Networks Inc.	98,771	1,962
CA Inc.	63,747	1,891
Linear Technology Corp.	45,397	1,800
* Akamai Technologies Inc.	34,652	1,792
* Autodesk Inc.	43,271	1,781
* Teradata Corp.	31,908	1,769
NVIDIA Corp.	112,806	1,755
* Red Hat Inc.	36,968	1,706
* Lam Research Corp.	31,825	1,629
Microchip Technology Inc.	38,507	1,551
* Electronic Arts Inc.	60,060	1,535
Computer Sciences Corp.	28,814	1,491
* VeriSign Inc.	26,350	1,341
* F5 Networks Inc.	15,106	1,295
Harris Corp.	20,859	1,237
Molex Inc.	26,929	1,037
Total System Services Inc.	32,648	961
FLIR Systems Inc.	27,563	865
LSI Corp.	107,227	839
Jabil Circuit Inc.	36,061	782
* JDS Uniphase Corp.	46,275	681
* Teradyne Inc.	37,137	613

* First Solar Inc.	13,625	548
		520,602
Materials (3.5%)
Monsanto Co.	103,680	10,821
EI du Pont de Nemours & Co.	179,512	10,512
Dow Chemical Co.	235,248	9,034
Praxair Inc.	57,434	6,904
Freeport-McMoRan Copper & Gold Inc.	201,590	6,669
LyondellBasell Industries NV Class A	87,096	6,378
Ecolab Inc.	52,675	5,202
PPG Industries Inc.	27,783	4,641
Air Products & Chemicals Inc.	40,735	4,341
International Paper Co.	86,706	3,884
Sherwin-Williams Co.	17,053	3,107
Nucor Corp.	61,860	3,032
Mosaic Co.	66,043	2,841
Newmont Mining Corp.	96,981	2,725
CF Industries Holdings Inc.	11,183	2,358
Eastman Chemical Co.	29,906	2,330
Sigma-Aldrich Corp.	23,515	2,006
FMC Corp.	26,594	1,907
Alcoa Inc.	208,479	1,693
Airgas Inc.	12,879	1,366
MeadWestvaco Corp.	34,578	1,327
Vulcan Materials Co.	25,377	1,315
International Flavors & Fragrances Inc.	15,842	1,304
Ball Corp.	28,272	1,269
Sealed Air Corp.	38,296	1,041
* Owens-Illinois Inc.	31,969	960
Avery Dennison Corp.	19,328	841
Bemis Co. Inc.	20,021	781
Allegheny Technologies Inc.	21,173	646
Cliffs Natural Resources Inc.	29,936	614
United States Steel Corp.	28,070	578
		102,427
Telecommunication Services (2.4%)
AT&T Inc.	1,033,081	34,939
Verizon Communications Inc.	556,608	25,971
* Crown Castle International Corp.	56,829	4,150
CenturyLink Inc.	117,274	3,680
Windstream Holdings Inc.	115,858	927
Frontier Communications Corp.	194,702	812
		70,479
Utilities (3.1%)
Duke Energy Corp.	137,312	9,170
Dominion Resources Inc.	112,768	7,046
Southern Co.	169,992	7,000
NextEra Energy Inc.	82,489	6,612
Exelon Corp.	166,223	4,927
American Electric Power Co. Inc.	94,763	4,108
Sempra Energy	44,111	3,776
PPL Corp.	122,569	3,724
PG&E Corp.	86,325	3,532
Public Service Enterprise Group Inc.	98,687	3,250
Consolidated Edison Inc.	57,167	3,152
FirstEnergy Corp.	81,602	2,974

Edison International			63,613	2,930
Xcel Energy Inc.			96,940	2,677
Northeast Utilities			61,334	2,530
DTE Energy Co.			33,948	2,240
Entergy Corp.			34,693	2,192
ONEOK Inc.			40,212	2,144
CenterPoint Energy Inc.			83,589	2,004
NiSource Inc.			60,851	1,880
Wisconsin Energy Corp.			43,976	1,776
NRG Energy Inc.			62,874	1,718
Ameren Corp.			47,411	1,652
AES Corp.			119,070	1,582
CMS Energy Corp.			51,860	1,365
SCANA Corp.			27,251	1,255
Pinnacle West Capital Corp.			21,357	1,169
AGL Resources Inc.			23,104	1,063
Pepco Holdings Inc.			48,576	897
Integrys Energy Group Inc.			15,522	868
TECO Energy Inc.			39,749	657
				91,870
Total Common Stocks (Cost $2,407,595)				2,909,204
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund	0.112%		10,303,140	10,303

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.055%	11/29/13	100	100
[3,4] Federal Home Loan Bank Discount Notes	0.080%	2/28/14	250	250
[3,4] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	300	300
[3,4] Federal Home Loan Bank Discount Notes	0.065%	3/21/14	500	499
[4,5] Freddie Mac Discount Notes	0.073%	11/12/13	300	300
				1,449
Total Temporary Cash Investments (Cost $11,753)				11,752
Total Investments (99.8%) (Cost $2,419,348)				2,920,956
Other Assets and Liabilities-Net (0.2%)				4,902
Net Assets (100%)				2,925,858

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

Vanguard Equity Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,909,204	—	—
Temporary Cash Investments	10,303	1,449	—
Futures Contracts—Liabilities[1]	(113)	—	—
Total	2,919,394	1,449	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Equity Index Portfolio

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2013	2	168	(4)
S&P 500 Index	December 2013	37	15,487	(172)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $2,419,348,000. Net unrealized appreciation of investment securities for tax purposes was $501,608,000, consisting of unrealized gains of $755,288,000 on securities that had risen in value since their purchase and $253,680,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (19.4%)
	Delphi Automotive plc	118,210	6,906
*	Netflix Inc.	21,322	6,593
	Macy's Inc.	143,316	6,201
	Ross Stores Inc.	79,050	5,755
	L Brands Inc.	93,821	5,733
	Mattel Inc.	131,277	5,495
	Harley-Davidson Inc.	84,930	5,456
*	Chipotle Mexican Grill Inc. Class A	11,750	5,037
*	O'Reilly Automotive Inc.	39,262	5,009
*	Discovery Communications Inc. Class A	56,014	4,729
*	Dollar Tree Inc.	80,720	4,614
	Genuine Parts Co.	56,016	4,531
	Whirlpool Corp.	30,240	4,428
	BorgWarner Inc.	43,607	4,421
*	CarMax Inc.	85,105	4,125
	Best Buy Co. Inc.	103,415	3,878
	Ralph Lauren Corp. Class A	23,087	3,803
	Staples Inc.	251,226	3,680
	PVH Corp.	30,890	3,666
	Tractor Supply Co.	53,154	3,570
*	Dollar General Corp.	61,585	3,477
*	LKQ Corp.	108,482	3,456
*	Charter Communications Inc. Class A	25,096	3,382
*	TripAdvisor Inc.	42,224	3,202
*	TRW Automotive Holdings Corp.	44,722	3,189
	Tiffany & Co.	41,446	3,176
	Marriott International Inc. Class A	75,073	3,158
	Nordstrom Inc.	55,673	3,129
	Wyndham Worldwide Corp.	50,609	3,086
*	Mohawk Industries Inc.	23,512	3,062
	PetSmart Inc.	39,529	3,015
	Newell Rubbermaid Inc.	109,548	3,013
*	News Corp. Class A	186,165	2,990
*	Tesla Motors Inc.	15,038	2,909
*	Lululemon Athletica Inc.	39,450	2,883
*	MGM Resorts International	139,756	2,857
	H&R Block Inc.	104,205	2,778
	Interpublic Group of Cos. Inc.	160,641	2,760
*	Ulta Salon Cosmetics & Fragrance Inc.	23,097	2,759
	Family Dollar Stores Inc.	37,318	2,688
*	Discovery Communications Inc.	32,262	2,520
	Scripps Networks Interactive Inc. Class A	29,730	2,322
	Darden Restaurants Inc.	49,621	2,297
	Advance Auto Parts Inc.	27,737	2,293
	Lear Corp.	30,745	2,200
	Signet Jewelers Ltd.	30,677	2,198
	PulteGroup Inc.	133,023	2,195
	DR Horton Inc.	110,558	2,148
	Hasbro Inc.	44,370	2,092

	Expedia Inc.	39,919	2,067
	Lennar Corp. Class A	57,354	2,030
	Garmin Ltd.	44,576	2,014
*	Fossil Group Inc.	17,256	2,006
	Royal Caribbean Cruises Ltd.	50,258	1,924
	International Game Technology	99,411	1,882
	DISH Network Corp. Class A	39,491	1,778
	Williams-Sonoma Inc.	31,536	1,772
	Polaris Industries Inc.	12,506	1,616
*	Urban Outfitters Inc.	41,984	1,544
*	NVR Inc.	1,593	1,464
*	AutoNation Inc.	25,471	1,329
*	Under Armour Inc. Class A	15,424	1,225
*,^ Sears Holdings Corp.		16,274	971
*	Groupon Inc.	75,457	846
	Burger King Worldwide Inc.	40,216	785
*	Hyatt Hotels Corp. Class A	16,724	719
*	Norwegian Cruise Line Holdings Ltd.	19,296	595
	Allison Transmission Holdings Inc.	21,156	530
*	JC Penney Co. Inc.	55,077	486
	Lennar Corp. Class B	4,820	138
*	Liberty Global plc	1	—
			206,585
Consumer Staples (6.0%)
	ConAgra Foods Inc.	160,605	4,873
	Clorox Co.	49,640	4,056
	Bunge Ltd.	53,284	4,045
	JM Smucker Co.	38,041	3,996
	Beam Inc.	61,631	3,984
	Coca-Cola Enterprises Inc.	96,627	3,885
	Dr Pepper Snapple Group Inc.	77,451	3,471
*	Green Mountain Coffee Roasters Inc.	46,011	3,466
*	Constellation Brands Inc. Class A	59,727	3,428
	Avon Products Inc.	165,041	3,400
	Church & Dwight Co. Inc.	52,836	3,173
	Tyson Foods Inc. Class A	107,404	3,037
*	Monster Beverage Corp.	57,390	2,999
	Safeway Inc.	91,834	2,938
	McCormick & Co. Inc.	43,374	2,806
	Molson Coors Brewing Co. Class B	54,480	2,731
	Energizer Holdings Inc.	23,719	2,162
	Hormel Foods Corp.	50,302	2,119
	Herbalife Ltd.	29,407	2,052
*	Sprouts Farmers Market Inc.	8,416	374
*	Coty Inc. Class A	21,752	353
			63,348
Energy (6.9%)
	Cabot Oil & Gas Corp.	160,542	5,991
	EQT Corp.	51,616	4,579
	Range Resources Corp.	59,091	4,484
*	Concho Resources Inc.	39,949	4,347
	Murphy Oil Corp.	67,563	4,075
	Oceaneering International Inc.	41,178	3,345
	HollyFrontier Corp.	76,090	3,204
	Cimarex Energy Co.	31,290	3,016
	Core Laboratories NV	17,369	2,939

CONSOL Energy Inc.	87,056	2,930
* Cheniere Energy Inc.	81,851	2,794
* Cobalt International Energy Inc.	109,525	2,723
* Whiting Petroleum Corp.	45,278	2,710
Helmerich & Payne Inc.	38,543	2,658
* Denbury Resources Inc.	142,102	2,616
Tesoro Corp.	51,411	2,261
Energen Corp.	27,555	2,105
* Weatherford International Ltd.	131,585	2,017
SM Energy Co.	25,487	1,967
QEP Resources Inc.	68,280	1,891
Noble Corp.	48,251	1,823
* Dresser-Rand Group Inc.	29,057	1,813
Peabody Energy Corp.	102,773	1,773
* Rowan Cos. plc Class A	47,360	1,739
Nabors Industries Ltd.	106,831	1,716
Diamond Offshore Drilling Inc.	26,534	1,654
		73,170
Financials (16.3%)
Health Care REIT Inc.	109,138	6,808
AvalonBay Communities Inc.	46,820	5,950
Moody's Corp.	83,972	5,906
Hartford Financial Services Group Inc.	173,379	5,396
* IntercontinentalExchange Inc.	27,738	5,032
M&T Bank Corp.	44,617	4,994
Regions Financial Corp.	531,571	4,922
Principal Financial Group Inc.	111,983	4,795
Lincoln National Corp.	100,695	4,228
SLM Corp.	165,935	4,132
KeyCorp	346,655	3,952
NYSE Euronext	92,600	3,887
* CIT Group Inc.	76,611	3,736
* Affiliated Managers Group Inc.	20,182	3,686
American Capital Agency Corp.	150,713	3,402
XL Group plc Class A	108,912	3,357
Leucadia National Corp.	117,852	3,210
SL Green Realty Corp.	35,029	3,112
Unum Group	100,291	3,053
Macerich Co.	53,571	3,024
Kimco Realty Corp.	148,031	2,987
Realty Income Corp.	74,734	2,971
Plum Creek Timber Co. Inc.	62,024	2,905
Cincinnati Financial Corp.	59,184	2,791
Comerica Inc.	70,472	2,770
Rayonier Inc.	48,107	2,677
* Markel Corp.	5,073	2,627
Willis Group Holdings plc	60,460	2,620
* Arch Capital Group Ltd.	48,321	2,616
Huntington Bancshares Inc.	315,632	2,607
Digital Realty Trust Inc.	48,980	2,601
Federal Realty Investment Trust	25,058	2,542
Torchmark Corp.	34,902	2,525
* CBRE Group Inc. Class A	107,360	2,483
New York Community Bancorp Inc.	159,598	2,412
* Realogy Holdings Corp.	55,676	2,395
First Republic Bank	49,924	2,328
UDR Inc.	95,557	2,265

Everest Re Group Ltd.	14,820	2,155
Essex Property Trust Inc.	14,513	2,144
Cole Real Estate Investment Inc.	170,585	2,091
Raymond James Financial Inc.	47,836	1,993
Camden Property Trust	32,419	1,992
Zions Bancorporation	70,193	1,925
* MSCI Inc. Class A	46,148	1,858
SEI Investments Co.	59,048	1,825
Reinsurance Group of America Inc. Class A	27,067	1,813
PartnerRe Ltd.	19,616	1,796
WR Berkley Corp.	41,206	1,766
People's United Financial Inc.	122,217	1,757
Alexandria Real Estate Equities Inc.	27,166	1,735
Axis Capital Holdings Ltd.	39,142	1,695
Hudson City Bancorp Inc.	180,596	1,634
Lazard Ltd. Class A	44,153	1,590
Jones Lang LaSalle Inc.	16,918	1,477
NASDAQ OMX Group Inc.	44,506	1,428
Legg Mason Inc.	42,266	1,413
* Alleghany Corp.	3,021	1,238
* Ocwen Financial Corp.	21,984	1,226
LPL Financial Holdings Inc.	31,949	1,224
ING US Inc.	29,691	867
Assurant Inc.	14,364	777
		173,123
Health Care (10.6%)
* Vertex Pharmaceuticals Inc.	88,648	6,721
* Cerner Corp.	117,512	6,175
* Boston Scientific Corp.	511,454	6,004
* Mylan Inc.	145,294	5,546
AmerisourceBergen Corp. Class A	87,915	5,372
* Life Technologies Corp.	65,743	4,920
* DaVita HealthCare Partners Inc.	76,790	4,369
Perrigo Co.	34,056	4,202
* Actavis Inc.	27,684	3,987
* Forest Laboratories Inc.	91,937	3,934
* BioMarin Pharmaceutical Inc.	53,318	3,851
* Illumina Inc.	47,613	3,849
* Catamaran Corp.	78,475	3,606
Quest Diagnostics Inc.	57,815	3,572
CR Bard Inc.	30,176	3,476
* Henry Schein Inc.	32,931	3,415
* Laboratory Corp. of America Holdings	34,328	3,403
* Waters Corp.	30,831	3,275
* Varian Medical Systems Inc.	41,025	3,066
* CareFusion Corp.	81,571	3,010
* Edwards Lifesciences Corp.	42,783	2,979
ResMed Inc.	54,064	2,856
* Mettler-Toledo International Inc.	11,396	2,736
Universal Health Services Inc. Class B	34,590	2,594
* Hospira Inc.	63,087	2,474
DENTSPLY International Inc.	54,167	2,351
* Hologic Inc.	103,065	2,128
* IDEXX Laboratories Inc.	19,980	1,991
* Onyx Pharmaceuticals Inc.	14,026	1,749
* Pharmacyclics Inc.	11,198	1,550
Patterson Cos. Inc.	30,108	1,210

* Endo Health Solutions Inc.	21,687	985
Warner Chilcott plc Class A	22,813	521
* Quintiles Transnational Holdings Inc.	9,765	438
		112,315
Industrials (13.0%)
Delta Air Lines Inc.	326,728	7,707
WW Grainger Inc.	23,821	6,234
Fastenal Co.	101,844	5,118
Roper Industries Inc.	37,771	5,019
Pentair Ltd.	75,862	4,926
Kansas City Southern	42,024	4,596
AMETEK Inc.	92,942	4,277
* United Continental Holdings Inc.	135,431	4,159
Southwest Airlines Co.	268,705	3,912
* Stericycle Inc.	32,691	3,773
* Verisk Analytics Inc. Class A	57,554	3,739
CH Robinson Worldwide Inc.	60,755	3,619
Rockwell Collins Inc.	51,354	3,485
Expeditors International of Washington Inc.	78,659	3,466
* Hertz Global Holdings Inc.	152,790	3,386
Flowserve Corp.	53,475	3,336
Pall Corp.	42,459	3,271
Nielsen Holdings NV	86,205	3,142
ADT Corp.	76,133	3,096
L-3 Communications Holdings Inc.	32,365	3,058
Textron Inc.	106,701	2,946
Masco Corp.	136,027	2,895
* Jacobs Engineering Group Inc.	47,623	2,771
Equifax Inc.	46,135	2,761
TransDigm Group Inc.	18,053	2,504
JB Hunt Transport Services Inc.	33,406	2,436
* IHS Inc. Class A	21,302	2,432
Fluor Corp.	31,074	2,205
* Quanta Services Inc.	79,981	2,200
Manpowergroup Inc.	29,777	2,166
AGCO Corp.	35,295	2,133
Donaldson Co. Inc.	55,595	2,120
Hubbell Inc. Class B	19,893	2,084
Joy Global Inc.	40,485	2,066
* WABCO Holdings Inc.	23,855	2,010
Timken Co.	32,663	1,973
Xylem Inc.	70,567	1,971
Robert Half International Inc.	50,245	1,961
Cintas Corp.	37,222	1,906
KBR Inc.	56,224	1,835
* Sensata Technologies Holding NV	46,890	1,794
Iron Mountain Inc.	65,589	1,772
* Owens Corning	42,969	1,632
Dun & Bradstreet Corp.	14,768	1,534
* B/E Aerospace Inc.	19,973	1,474
SPX Corp.	15,523	1,314
		138,214
Information Technology (14.9%)
* Micron Technology Inc.	395,551	6,910
SanDisk Corp.	91,515	5,446
Western Digital Corp.	81,209	5,149

Seagate Technology plc	115,562	5,055
* Fiserv Inc.	49,525	5,005
Xilinx Inc.	101,494	4,756
Amphenol Corp. Class A	60,614	4,690
Fidelity National Information Services Inc.	100,207	4,654
* LinkedIn Corp. Class A	18,887	4,647
Western Union Co.	209,963	3,918
KLA-Tencor Corp.	63,102	3,840
* Alliance Data Systems Corp.	17,616	3,725
Linear Technology Corp.	88,881	3,525
* Autodesk Inc.	84,833	3,493
* Equinix Inc.	18,890	3,469
Avago Technologies Ltd. Class A	79,901	3,445
* Teradata Corp.	62,072	3,441
* Akamai Technologies Inc.	64,376	3,328
* Red Hat Inc.	72,121	3,328
NVIDIA Corp.	209,154	3,254
Maxim Integrated Products Inc.	108,367	3,229
* Lam Research Corp.	62,152	3,182
* ANSYS Inc.	35,248	3,050
Computer Sciences Corp.	56,264	2,911
* Trimble Navigation Ltd.	97,678	2,902
Microchip Technology Inc.	71,482	2,880
* Electronic Arts Inc.	110,820	2,831
* VeriSign Inc.	54,654	2,781
* Cree Inc.	45,743	2,753
* FleetCor Technologies Inc.	24,919	2,745
* F5 Networks Inc.	29,834	2,559
Harris Corp.	40,726	2,415
* ServiceNow Inc.	44,350	2,304
Xerox Corp.	222,738	2,292
* Rackspace Hosting Inc.	42,395	2,237
* Synopsys Inc.	58,837	2,218
Avnet Inc.	52,168	2,176
* Nuance Communications Inc.	112,291	2,099
* Workday Inc. Class A	25,116	2,033
* Gartner Inc.	33,707	2,022
* Arrow Electronics Inc.	38,184	1,853
* Juniper Networks Inc.	91,739	1,822
* Skyworks Solutions Inc.	71,480	1,776
Marvell Technology Group Ltd.	150,087	1,726
FactSet Research Systems Inc.	15,655	1,708
FLIR Systems Inc.	53,967	1,695
LSI Corp.	207,853	1,625
Jabil Circuit Inc.	69,522	1,507
* TIBCO Software Inc.	58,873	1,507
Molex Inc.	35,884	1,382
National Instruments Corp.	37,908	1,173
* Informatica Corp.	20,604	803
* MICROS Systems Inc.	14,679	733
* ON Semiconductor Corp.	85,686	626
Molex Inc. Class A	16,068	615
* NetSuite Inc.	5,628	607
		157,855
Materials (6.1%)
Sherwin-Williams Co.	33,276	6,062
CF Industries Holdings Inc.	21,792	4,594

Eastman Chemical Co.	58,701	4,573
Sigma-Aldrich Corp.	45,758	3,903
FMC Corp.	51,876	3,720
Alcoa Inc.	406,851	3,304
Celanese Corp. Class A	60,776	3,208
Rock Tenn Co. Class A	27,399	2,775
Ashland Inc.	29,476	2,726
Airgas Inc.	25,220	2,675
MeadWestvaco Corp.	67,703	2,598
Vulcan Materials Co.	49,531	2,566
International Flavors & Fragrances Inc.	31,133	2,562
Ball Corp.	55,283	2,481
* WR Grace & Co.	27,710	2,422
* Crown Holdings Inc.	53,569	2,265
Reliance Steel & Aluminum Co.	27,820	2,038
Sealed Air Corp.	74,684	2,031
Albemarle Corp.	30,964	1,949
Martin Marietta Materials Inc.	17,646	1,732
Avery Dennison Corp.	37,354	1,626
Huntsman Corp.	73,595	1,517
* Owens-Illinois Inc.	31,299	940
Westlake Chemical Corp.	3,801	398
		64,665
Telecommunication Services (0.8%)
* SBA Communications Corp. Class A	48,686	3,917
Windstream Holdings Inc.	225,540	1,804
Frontier Communications Corp.	380,309	1,586
* T-Mobile US Inc.	34,555	898
		8,205
Utilities (5.7%)
Northeast Utilities	119,756	4,940
DTE Energy Co.	66,584	4,393
ONEOK Inc.	78,487	4,185
CenterPoint Energy Inc.	163,124	3,910
NiSource Inc.	118,898	3,673
Wisconsin Energy Corp.	86,724	3,502
NRG Energy Inc.	122,905	3,359
Ameren Corp.	92,449	3,221
AES Corp.	239,756	3,186
* Calpine Corp.	150,367	2,922
American Water Works Co. Inc.	67,752	2,797
OGE Energy Corp.	75,630	2,729
CMS Energy Corp.	101,754	2,678
Pinnacle West Capital Corp.	41,954	2,297
SCANA Corp.	48,042	2,212
Alliant Energy Corp.	42,158	2,089
National Fuel Gas Co.	30,224	2,078
MDU Resources Group Inc.	68,309	1,911
Pepco Holdings Inc.	94,921	1,752
Integrys Energy Group Inc.	30,283	1,692
TECO Energy Inc.	82,504	1,365
		60,891
Total Common Stocks (Cost $836,046)		1,058,371

	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.112%		7,104,254	7,104

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.073%	11/12/13	300	300
Total Temporary Cash Investments (Cost $7,404)				7,404
Total Investments (100.4%) (Cost $843,450)				1,065,775
Other Assets and Liabilities-Net (-0.4%)[3]				(4,618)
Net Assets (100%)				1,061,157

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $417,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $427,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2013, based on the inputs used to value them:

Vanguard Mid-Cap Index Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,058,371	—	—
Temporary Cash Investments	7,104	300	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	1,065,468	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2013	25	3,101	(2)
S&P 500 Index	December 2013	1	419	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $843,450,000. Net unrealized appreciation of investment securities for tax purposes was $222,325,000, consisting of unrealized gains of $252,952,000 on securities that had risen in value since their purchase and $30,627,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Funds (42.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,314,564	37,478
Vanguard Extended Market Index Fund Investor Shares	166,825	9,741
		47,219
International Stock Fund (18.0%)
Vanguard Total International Stock Index Fund Investor Shares	1,253,506	20,206

U.S. Bond Fund (32.2%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	3,075,470	36,168

International Bond Fund (8.0%)
Vanguard Total International Bond Index Fund Investor Shares	913,547	9,044
Total Investments (100.2%) (Cost $106,953)		112,637
Other Assets and Liabilities-Net (-0.2%)		(171)
Net Assets (100%)		112,466

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2013, the cost of investment securities for tax purposes was $106,953,000. Net unrealized appreciation of investment securities for tax purposes was $5,684,000, consisting of unrealized gains of $7,456,000 on securities that had risen in value since their purchase and $1,772,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (8.7%)
Vornado Realty Trust	221,636	18,631
Liberty Property Trust	188,237	6,701
Duke Realty Corp.	423,705	6,542
Spirit Realty Capital Inc.	463,207	4,252
Lexington Realty Trust	253,718	2,849
WP Carey Inc.	40,344	2,610
American Realty Capital Properties Inc.	203,408	2,482
Cousins Properties Inc.	225,901	2,324
Washington REIT	87,495	2,211
PS Business Parks Inc.	25,575	1,908
American Assets Trust Inc.	44,340	1,353
Investors Real Estate Trust	132,331	1,092
Select Income REIT	39,263	1,013
First Potomac Realty Trust	76,069	956
CapLease Inc.	111,018	943
Winthrop Realty Trust	43,135	481
Whitestone REIT	22,376	330
One Liberty Properties Inc.	16,117	327
		57,005
Industrial REITs (5.1%)
Prologis Inc.	656,193	24,686
DCT Industrial Trust Inc.	412,685	2,967
EastGroup Properties Inc.	39,751	2,354
First Industrial Realty Trust Inc.	134,124	2,182
STAG Industrial Inc.	55,492	1,117
Monmouth Real Estate Investment Corp. Class A	50,180	455
		33,761
Office REITs (13.5%)
Boston Properties Inc.	199,939	21,373
SL Green Realty Corp.	120,678	10,721
Digital Realty Trust Inc.	169,178	8,983
Alexandria Real Estate Equities Inc.	92,831	5,927
Kilroy Realty Corp.	107,265	5,358
BioMed Realty Trust Inc.	245,384	4,562
Douglas Emmett Inc.	178,382	4,187
Piedmont Office Realty Trust Inc. Class A	220,821	3,833
Highwoods Properties Inc.	108,209	3,821
CommonWealth REIT	155,810	3,414
Brandywine Realty Trust	205,722	2,711
Corporate Office Properties Trust	113,051	2,611
Mack-Cali Realty Corp.	110,006	2,413
DuPont Fabros Technology Inc.	85,048	2,192
Government Properties Income Trust	71,791	1,718
Franklin Street Properties Corp.	116,063	1,479
Hudson Pacific Properties Inc.	59,750	1,162
Parkway Properties Inc.	58,797	1,045
CoreSite Realty Corp.	28,213	958
		88,468

Residential REITs (16.0%)
Equity Residential	450,685	24,143
AvalonBay Communities Inc.	161,907	20,577
UDR Inc.	330,268	7,827
Essex Property Trust Inc.	50,103	7,400
Camden Property Trust	111,756	6,866
Apartment Investment & Management Co. Class A	192,239	5,371
BRE Properties Inc.	101,568	5,156
American Campus Communities Inc.	137,837	4,707
Home Properties Inc.	74,181	4,284
Equity Lifestyle Properties Inc.	104,358	3,566
Mid-America Apartment Communities Inc.	56,273	3,517
Post Properties Inc.	71,829	3,234
Colonial Properties Trust	110,721	2,490
Sun Communities Inc.	44,767	1,908
Education Realty Trust Inc.	149,960	1,365
Associated Estates Realty Corp.	75,056	1,119
Campus Crest Communities Inc.	84,925	917
Silver Bay Realty Trust Corp.	49,160	770
		105,217
Retail REITs (26.8%)
Simon Property Group Inc.	408,403	60,538
General Growth Properties Inc.	636,765	12,283
Kimco Realty Corp.	538,409	10,865
Realty Income Corp.	258,532	10,277
Macerich Co.	181,140	10,224
Federal Realty Investment Trust	85,953	8,720
Cole Real Estate Investment Inc.	618,280	7,580
DDR Corp.	396,368	6,227
Regency Centers Corp.	120,672	5,835
Taubman Centers Inc.	84,043	5,657
National Retail Properties Inc.	156,995	4,996
Weingarten Realty Investors	152,463	4,472
Tanger Factory Outlet Centers	124,444	4,063
CBL & Associates Properties Inc.	205,964	3,934
Retail Properties of America Inc.	240,937	3,313
Equity One Inc.	86,115	1,882
Glimcher Realty Trust	190,164	1,854
Acadia Realty Trust	72,356	1,786
Pennsylvania REIT	87,557	1,637
Ramco-Gershenson Properties Trust	78,536	1,210
Retail Opportunity Investments Corp.	87,505	1,209
Inland Real Estate Corp.	117,895	1,206
Alexander's Inc.	3,024	865
Excel Trust Inc.	63,107	757
Saul Centers Inc.	15,916	736
Getty Realty Corp.	35,114	682
Kite Realty Group Trust	114,288	678
Rouse Properties Inc.	32,586	671
Urstadt Biddle Properties Inc. Class A	31,092	618
Agree Realty Corp.	16,481	497
AmREIT Inc.	23,939	415
Cedar Realty Trust Inc.	71,244	369
		176,056
Specialized REITs (29.9%)
Public Storage	192,432	30,895

HCP Inc.		598,639	24,514
Ventas Inc.		386,149	23,748
Health Care REIT Inc.		370,868	23,135
Host Hotels & Resorts Inc.		981,665	17,346
Extra Space Storage Inc.		138,937	6,356
Senior Housing Properties Trust		247,767	5,783
Corrections Corp. of America		151,542	5,236
Hospitality Properties Trust		184,104	5,210
Omega Healthcare Investors Inc.		153,044	4,572
LaSalle Hotel Properties		125,878	3,590
RLJ Lodging Trust		145,569	3,419
Geo Group Inc.		94,174	3,131
Sovran Self Storage Inc.		41,289	3,125
EPR Properties		61,919	3,018
CubeSmart		166,547	2,971
Healthcare Realty Trust Inc.		118,945	2,749
DiamondRock Hospitality Co.		257,215	2,745
Sunstone Hotel Investors Inc.		214,239	2,729
Medical Properties Trust Inc.		210,365	2,560
Pebblebrook Hotel Trust		80,862	2,322
Ryman Hospitality Properties Inc.		61,086	2,108
* Strategic Hotels & Resorts Inc.		215,477	1,870
National Health Investors Inc.		31,164	1,773
LTC Properties Inc.		45,021	1,710
Healthcare Trust of America Inc. Class A		146,730	1,544
Chesapeake Lodging Trust		63,908	1,504
Hersha Hospitality Trust Class A		239,510	1,339
Ashford Hospitality Trust Inc.		98,966	1,221
Sabra Health Care REIT Inc.		49,078	1,129
Summit Hotel Properties Inc.		106,782	981
* FelCor Lodging Trust Inc.		147,146	907
Universal Health Realty Income Trust		15,877	665
			195,905
Total Real Estate Investment Trusts (Cost $688,404)			656,412
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost $1,304)	0.112%	1,303,928	1,304

Total Investments (100.2%) (Cost $689,708)			657,716
Other Assets and Liabilities-Net (-0.2%)			(1,284)
Net Assets (100%)			656,432

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Vanguard REIT Index Portfolio

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2013, the cost of investment securities for tax purposes was $689,708,000. Net unrealized depreciation of investment securities for tax purposes was $31,992,000, consisting of unrealized gains of $58,189,000 on securities that had risen in value since their purchase and $90,181,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	31,336,799	893,412
Vanguard Extended Market Index Fund Investor Shares	3,909,301	228,264
		1,121,676
Total Investment Companies (Cost $1,002,682)		1,121,676
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.112% (Cost $141)	140,544	141

Total Investments (100.1%) (Cost $1,002,823)		1,121,817
Other Assets and Liabilities-Net (-0.1%)		(1,176)
Net Assets (100%)		1,120,641

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2013, the cost of investment securities for tax purposes was $1,002,823,000. Net unrealized appreciation of investment securities for tax purposes was $118,994,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 15, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.